UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21295

JPMorgan Trust I
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, NY			10036
(Address of principal executive offices)			(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	December 31, 2005

Date of reporting period:	January 1, 2005 to June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

JPMorgan Funds

U.S. Equity

Mid/Small Cap

Funds

Capital Growth Fund

Dynamic Small Cap Fund

Mid Cap Equity Fund

Mid Cap Growth Fund

Mid Cap Value Fund

Small Cap Core Fund

Small Cap Equity Fund

U.S. Small Company Fund

CONTENTS

President's Letter	1

Fund Characteristics:

Capital Growth Fund	3

Dynamic Small Cap Fund	5

Mid Cap Equity Fund	7

Mid Cap Growth Fund	9

Mid Cap Value Fund	11

Small Cap Core Fund	13

Small Cap Equity Fund	15

U.S. Small Company Fund	17

Schedules of Portfolio Investments	19

Financial Statements	64

Financial Highlights	84

Notes to Financial Statements	102

Trustees	116

Officers	118

Schedule of Shareholder Expenses	120

Highlights

•  U.S. equities experienced sporadic volatility over the six-month period

•  Interest-rate increases and rising oil prices were mainstays in economic news

•  Investors felt more encouraged about the FOMC tightening cycle toward the end of the period

•  Mid- and small-capitalization stocks were positive as opposed to their large-capitalization counterparts

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan
U.S. Equity Mid and Small Cap Funds

PRESIDENT'S LETTER JULY 11, 2005

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan U.S. Equity Mid and Small Cap Funds. Inside, you'll find information detailing the performance of the Funds for the six months ended June 30, 2005.

Markets wrestle with intermittent volatility

U.S. equities experienced sporadic volatility over the period - particularly in the first quarter of 2005 - due primarily to concerns about inflation and economic growth. Even as employment gains, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest-rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25-basis point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst - to keep inflation under control, to discourage speculative risk taking, etc. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered its share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

Index performance

The markets showed an erratic ebb and flow during the period. Major large-capitalization stock indexes were negative for the six-month period, with many small- and mid-capitalization stock indexes reporting positive returns. Mid-capitalization stocks were the clear winners, as the Russell Midcap Index returned 3.92%. In addition, small-capitalization stocks made modest gains, with the Russell 2500 Index up 1.24% for the period. Large-capitalization stocks disappointed, as indicated by the S&P 500 Index, which reported a negative 0.81% for the six-month period.

Outlook

As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as potential obstacles to the economy's progress. However, the weakness in manufacturing appears to be showing signs of an impending rebound. Moreover, inflation reports have been much more benign than we expected. We believe that the FOMC will continue on its tightening cycle until evidence of a more decisive slowdown presents itself.

"As we enter the second half of 2005, the economy continues on a path of moderate expansion."

JPMorgan
U.S. Equity Mid and Small Cap Funds

CONTINUED

On behalf of us all at JPMorgan Asset Management, thank you for your business. We appreciate the trust you have placed in us, and look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C. W. Gatch

President
JPMorgan Funds

(Unaudited)

JPMorgan U.S. Equity Mid/Small Cap Funds2

JPMorgan
Capital Growth Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	9/23/87
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$714.2
Primary Benchmark	Russell Midcap Growth Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Amphenol Corp., Class A	1.9%
2.	Brunswick Corp.	1.8%
3.	NCR Corp.	1.6%
4.	Fisher Scientific International, Inc.	1.6%
5.	AmeriCredit Corp.	1.5%
6.	Manor Care, Inc.	1.5%
7.	International Speedway Corp., Class A	1.5%
8.	DaVita, Inc.	1.5%
9.	Royal Caribbean Cruises Ltd. (Liberia)	1.4%
10.	Medco Health Solutions, Inc.	1.4%

Top 10 equity holdings comprised 15.7% of the Portfolio's Net Assets ($714,177 in thousands). As of June 30, 2005 the Fund held 107 equity holdings. Portfolio holdings are subject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Mid/Small Cap Funds3

JPMorgan
Capital Growth Fund

CONTINUED

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	10 YEARS
CLASS A SHARES
Without Sales Charge	2.34%	10.14%	3.74%	9.69%
With Sales Charge*	(3.03%)	4.35%	2.63%	9.11%
CLASS B SHARES
Without CDSC	2.10%	9.59%	3.23%	9.26%
With CDSC**	(2.90%)	4.81%	2.93%	9.26%
CLASS C SHARES
Without CDSC	2.13%	9.58%	3.19%	9.05%
With CDSC***	1.10%	8.63%	3.19%	9.05%
SELECT CLASS SHARES	2.50%	10.51%	4.25%	10.14%

  *  Sales charge for class A shares is 5.25%.

  **  Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the ten year period.

  ***  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (06/30/95 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 9/23/87.

Returns for the Select Class Shares prior to 1/25/96 (offering date of the Select Class Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Shares.

Returns for the Class C Shares prior to 1/2/98 (offering date of the Class C Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Capital Growth Fund, Russell MidCap Growth Index, and Lipper Mid-Cap Growth Funds Index from June 30, 1995 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher financial growth values. The Lipper Mid-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMorgan U.S. Equity Mid/Small Cap Funds4

JPMorgan
Dynamic Small Cap Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	5/19/97
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$174.0
Primary Benchmark	Russell 2000 Growth Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Brigham Exploration Co.	1.7%
2.	Arch Coal, Inc.	1.6%
3.	Lions Gate Entertainment Corp. (Canada)	1.4%
4.	Arthrocare Corp.	1.4%
5.	La Quinta Corp.	1.4%
6.	DSP Group, Inc.	1.3%
7.	GameStop Corp.	1.3%
8.	MarineMax, Inc.	1.3%
9.	Educate, Inc.	1.3%
10.	Eagle Materials, Inc.	1.3%

Top 10 equity holdings comprised 14.0% of the Portfolio's Net Assets ($174,020 in thousands). As of June 30, 2005 the Fund held 116 equity holdings. Portfolio holdings are subject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Mid/Small Cap Funds5

JPMorgan
Dynamic Small Cap Fund

CONTINUED

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	SINCE INCEPTION (5/19/97)
CLASS A SHARES
Without Sales Charge	(1.73%)	3.13%	(2.51%)	10.04%
With Sales Charge*	(6.88%)	(2.26%)	(3.56%)	9.32%
CLASS B SHARES
Without CDSC	(2.00%)	2.51%	(3.12%)	9.34%
With CDSC**	(6.90%)	(2.49%)	(3.44%)	9.34%
CLASS C SHARES
Without CDSC	(2.01%)	2.52%	(3.12%)	9.32%
With CDSC***	(2.99%)	1.52%	(3.12%)	9.32%
SELECT CLASS SHARES	(1.54%)	3.51%	(2.11%)	10.36%

  *  Sales charge for class A shares is 5.25%.

  **  Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

  ***  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (05/19/97 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 5/19/97.

Returns for the Select Class Shares prior to 4/5/99 (offering date of the Select Class Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Shares. Returns for the Class C Shares prior to 1/7/98 (offering date of the Class C Shares) are calculated using the historical expenses of the Class B Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Dynamic Small Cap Fund, Russell 2000 Index, S&P SmallCap 600/BARRA Growth Index, and Lipper Small-Cap Growth Funds Index from May 19, 1997 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The S&P SmallCap 600/ BARRA Growth Index is a capitalization-weighted index of all the stocks in the S&P SmallCap 600 Index with higher price-to-book ratios. The Lipper Small-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/
expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMorgan U.S. Equity Mid/Small Cap Funds6

JPMorgan
Mid Cap Equity Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	1/1/97
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$249.3
Primary Benchmark	Russell Midcap Equity Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Coventry Health Care, Inc.	1.5%
2.	V.F. Corp.	1.4%
3.	Kinder Morgan, Inc.	1.3%
4.	Assurant, Inc.	1.2%
5.	Manor Care, Inc.	1.2%
6.	AutoZone, Inc. (a)	1.2%
7.	TJX Cos., Inc.	1.1%
8.	North Fork Bancorp, Inc.	1.1%
9.	Devon Energy Corp.	1.0%
10.	Alltel Corp.	1.0%

Top 10 equity holdings comprised 12.0% of the Portfolio's Net Assets ($249,325 in thousands). As of June 30, 2005 the Fund held 195 equity holdings. Portfolio holdings are subject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Mid/Small Cap Funds7

JPMorgan
Mid Cap Equity Fund

CONTINUED

(Unaudited)

	TOTAL RETURN AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS SHARES	3.79%	14.22%	7.95%	11.85%

TEN YEAR FUND PERFORMANCE (06/30/95 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Select Class Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in the JPMorgan Mid Cap Equity Fund, Russell MidCap Equity Index, and Lipper Mid-Cap Core Funds Index from June 30, 1995 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the indices has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Equity Index measures the performance of the smallest 800 companies of the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index. The Lipper Mid-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMorgan U.S. Equity Mid/Small Cap Funds8

JPMorgan
Mid Cap Growth Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	10/29/99
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$52.2
Primary Benchmark	Russell Midcap Growth Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Amphenol Corp., Class A	1.9%
2.	Brunswick Corp.	1.8%
3.	NCR Corp.	1.6%
4.	Fisher Scientific International, Inc.	1.6%
5.	AmeriCredit Corp.	1.6%
6.	Manor Care, Inc.	1.5%
7.	International Speedway Corp., Class A	1.5%
8.	DaVita, Inc.	1.5%
9.	Royal Caribbean Cruises Ltd. (Liberia)	1.4%
10.	Medco Health Solutions, Inc.	1.4%

Top 10 equity holdings comprised 15.8% of the Portfolio's Net Assets ($52,249 in thousands). As of June 30, 2005 the Fund held 107 equity holdings. Portfolio holdings are subject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Mid/Small Cap Funds9

JPMorgan
Mid Cap Growth Fund

CONTINUED

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	SINCE INCEPTION (10/29/99)
CLASS A SHARES
Without Sales Charge	2.26%	9.93%	(14.79%)	(8.60%)
With Sales Charge*	(3.14%)	4.08%	(15.70%)	(9.46%)
CLASS B SHARES
Without CDSC	1.99%	9.28%	(15.37%)	(9.22%)
With CDSC**	(3.01%)	4.28%	(15.70%)	(9.38%)

  *  Sales charge for class A shares is 5.25%.

  **  Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

LIFE OF FUND PERFORMANCE (10/29/99 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The JPMorgan MidCap Growth Fund commenced operations on 10/29/99.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Mid Cap Growth Fund, Russell MidCap Growth Index, and Lipper Mid-Cap Growth Funds Index from October 29, 1999 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and assumes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Growth Index measures the performance of those Russell MidCap companies with higher price to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/
expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMorgan U.S. Equity Mid/Small Cap Funds10

JPMorgan
Mid Cap Value Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	11/13/97
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$6,211.4
Primary Benchmark	Russell Midcap Value Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	V.F. Corp.	2.7%
2.	Assurant, Inc.	2.4%
3.	Kinder Morgan, Inc.	2.4%
4.	AutoZone, Inc.	2.3%
5.	North Fork Bancorp, Inc.	2.2%
6.	Devon Energy Corp.	2.1%
7.	Alltel Corp.	2.1%
8.	Golden West Financial Corp.	2.0%
9.	CenturyTel, Inc.	1.9%
10.	Coventry Health Care, Inc.	1.9%

Top 10 equity holdings comprised 22.0% of the Portfolio's Net Assets ($6,211,417 in thousands). As of June 30, 2005 the Fund held 98 equity holdings. Portfolio holdings are subject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Mid/Small Cap Funds11

JPMorgan
Mid Cap Value Fund

CONTINUED

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	SINCE INCEPTION (11/13/97)
CLASS A SHARES
Without Sales Charge	4.94%	17.55%	17.94%	18.17%
With Sales Charge*	(0.56%)	11.37%	16.67%	17.35%
CLASS B SHARES
Without CDSC	4.66%	16.84%	17.27%	17.73%
With CDSC**	(0.34%)	11.84%	17.06%	17.73%
CLASS C SHARES
Without CDSC	4.65%	16.81%	17.31%	17.76%
With CDSC***	3.65%	15.81%	17.31%	17.76%
SELECT CLASS SHARES	5.09%	17.86%	18.22%	18.36%
INSTITUTIONAL CLASS SHARES	5.20%	18.15%	18.44%	18.50%

  *  Sales charge for class A shares is 5.25%.

  **  Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

  ***  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (11/13/97 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 11/13/97.

Returns for the Select Class Shares prior to 10/31/01 (offering date of the Select Class Shares) are calculated using the historical expenses of the Institutional Class Shares, which are lower than the expenses of the Select Class Shares.

Returns for the Class A, Class B, and Class C Shares prior to 4/30/01 (offering date of the Class A, Class B, and Class C Shares) are calculated using the historical expenses of the Institutional Class Shares, which are lower than the expenses of the Class A Shares, Class B and C Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Mid Cap Value Fund, Russell MidCap Value Index, and Lipper Mid-Cap Value Funds Index from November 13, 1997 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Value Index is an unmanaged, capitalization weighted, price only index that measures the performance of those companies included in the Russell MidCap Index that have lower price-to-book ratios and lower forecasted growth rates. The Lipper Mid-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMorgan U.S. Equity Mid/Small Cap Funds12

JPMorgan
Small Cap Core Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	1/1/97
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$814.6
Primary Benchmark	Russell 2000 Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Applied Industrial Technologies, Inc.	1.1%
2	Southwestern Energy Co.	1.1%
3	Aaron Rents, Inc.	1.0%
4	Houston Exploration Co.	0.9%
5	Moog, Inc., Class A	0.9%
6	Delphi Financial Group, Inc.	0.8%
7	Universal Forest Products, Inc.	0.8%
8	Mid-America Apartment Communities, Inc. (REIT)	0.8%
9	CarrAmerica Realty Corp. (REIT)	0.7%
10	Zenith National Insurance Corp.	0.7%

Top 10 equity holdings comprised 8.8% of the Portfolio's Net Assets ($814,569 in thousands). As of June 30, 2005 the Fund held 727 equity holdings. Portfolio holdings are subject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Mid/Small Cap Funds13

JPMorgan
Small Cap Core Fund

CONTINUED

(Unaudited)

	TOTAL RETURN AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS SHARES	(0.37%)	9.74%	5.72%	7.83%

TEN YEAR FUND PERFORMANCE (06/30/95 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Select Class Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in the JPMorgan Small Cap Core Fund, Russell 2000 Index, S&P SmallCap 600 Index and Lipper Small-Cap Core Funds Index from June 30, 1995 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains. During the year ended December 31, 2004, the Fund changed its benchmark from the S&P SmallCap 600 Index to the Russell 2000 Index.

The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The S&P SmallCap 600 Index includes 600 stocks of small U.S. Companies chosen for market size, liquidity, and industry group representation. The Lipper Small-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investor's cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMorgan U.S. Equity Mid/Small Cap Funds14

JPMorgan
Small Cap Equity Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	12/20/94
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$384.3
Primary Benchmark	Russell 2000 Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
Jarden Corp.	2.3%
Hudson Highland Group, Inc.	2.3%
United Bancshares, Inc.	2.1%
Scotts Miracle-Gro Co. (The), Class A	2.1%
ProAssurance Corp.	1.9%
Waste Connections, Inc.	1.8%
Applebees International, Inc.	1.7%
St. Mary Land & Exploration Co.	1.7%
General Cable Corp.	1.6%
Landstar System, Inc.	1.6%

Top 10 equity holdings comprised 19.1% of the Portfolio's Net Assets ($384,346 in thousands). As of June 30, 2005 the Fund held 101 equity holdings. Portfolio holdings are subject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Mid/Small Cap Funds15

JPMorgan
Small Cap Equity Fund

CONTINUED

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	10 YEARS
CLASS A SHARES
Without Sales Charge	3.10%	18.22%	6.77%	12.99%
With Sales Charge*	(2.33%)	12.01%	5.62%	12.38%
CLASS B SHARES
Without CDSC	2.83%	17.46%	5.97%	12.32%
With CDSC**	(2.17%)	12.46%	5.67%	12.32%
CLASS C SHARES
Without CDSC	2.79%	17.42%	5.97%	12.16%
With CDSC***	1.79%	16.42%	5.97%	12.16%
SELECT CLASS SHARES	3.36%	18.81%	7.33%	13.50%

  *  Sales charge for Class A Shares is 5.25%.

  **  Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the ten year period since inception.

  ***  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/95 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 12/20/94.

Returns for the Select Class Shares prior to 5/7/96 (offering date of the Select Class Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Class Shares.

Returns for the Class B Shares prior to 3/28/95 (offering date of the Class B Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B Shares.

Returns  for the Class C Shares prior to 2/19/05 (offering date of the Class C Shares) are calculated using the historical expenses of the Class B Shares, which are lower than the expenses of the Class C  Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Small Cap Equity Fund, Russell 2000 Index, S&P SmallCap 600 Index and Lipper Small-Cap Core Funds Index from June 30, 1995 to June 30, 2005.

The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The S&P SmallCap 600 Index includes 600 stocks of small U.S. Companies chosen for market size, liquidity and industry group representation. The Lipper Small-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMorgan U.S. Equity Mid/Small Cap Funds16

JPMorgan
U.S. Small Company Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	11/4/93
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$177.8
Primary Benchmark	Russell 2000 Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
Southwestern Energy Co.	1.1%
Applied Industrial Technologies, Inc.	1.1%
Aaron Rents, Inc.	1.0%
Houston Exploration Co.	0.9%
Moog, Inc., Class A	0.9%
Delphi Financial Group, Inc.	0.8%
Universal Forest Products, Inc.	0.8%
Mid-America Apartment Communities, Inc. (REIT)	0.8%
CarrAmerica Realty Corp. (REIT)	0.7%
Landry's Restaurants, Inc.	0.7%

Top 10 equity holdings comprised 8.8% of the Portfolio's Net Assets ($177,769 in thousands). As of June 30, 2005 the Fund held 750 equity holdings. Portfolio holdings are subject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Mid/Small Cap Funds17

JPMorgan
U.S. Small Company Fund

CONTINUED

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS SHARES	(0.36%)	11.79%	0.59%	8.87%
INSTITUTIONAL CLASS SHARES	(0.22%)	11.88%	0.75%	9.02%

TEN YEAR FUND PERFORMANCE (06/30/95 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 11/4/93.

Returns for the Institutional Class Shares prior to 9/10/01 (offering date of the Institutional Class Shares) are calculated using the historical expenses of the J.P. Morgan Institutional U.S. Small Company Fund, which are similar to the expenses of the Institutional Class Shares.

Returns for the Select Class Shares prior to 9/10/01 (offering date of the Select Class Shares) are calculated using the historical expenses of the J.P. Morgan U.S. Small Company Fund, which are similar to the expenses of the Select Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan U.S. Small Company Fund, Russell 2000 Index, and Lipper Small-Cap Core Funds Index from June 30, 1995 to June 30, 2005.

The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The Lipper Small-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMorgan U.S. Equity Mid/Small Cap Funds18

JPMorgan Capital Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 98.4%
	Common Stocks - 98.4%
	Aerospace & Defense - 2.4%
65	L-3 Communications Holdings, Inc.	$4,955
87	Precision Castparts Corp.	6,773
118	Rockwell Collins, Inc.	5,619
		17,347
	Airlines - 0.7%
361	Southwest Airlines Co.	5,026
	Auto Components - 0.8%
134	Autoliv, Inc.	5,858
	Biotechnology - 3.0%
103	Celgene Corp. (a) (c)	4,183
144	Genzyme Corp. (a)	8,629
64	Invitrogen Corp. (a) (c)	5,314
74	OSI Pharmaceuticals, Inc. (a)	3,006
		21,132
	Capital Markets - 2.2%
376	Ameritrade Holding Corp. (a)	6,994
89	Investors Financial Services Corp. (c)	3,381
88	T. Rowe Price Group, Inc.	5,531
		15,906
	Commercial Banks - 0.8%
75	Zions Bancorp	5,529
	Commercial Services & Supplies - 3.0%
83	Dun & Bradstreet Corp. (a)	5,142
149	HNI Corp.	7,626
221	West Corp. (a)	8,479
		21,247
	Communications Equipment - 0.5%
115	Harris Corp.	3,602
	Computers & Peripherals - 3.4%
335	NCR Corp. (a)	11,748
224	Network Appliance, Inc. (a)	6,327
350	Seagate Technology (Cayman Islands) (a)	6,146
		24,221

SHARES	SECURITY DESCRIPTION	VALUE
	Construction & Engineering - 1.3%
161	Jacobs Engineering Group, Inc. (a)	$9,030
	Consumer Finance - 1.5%
436	AmeriCredit Corp. (a)	11,105
	Diversified Financial Services - 2.0%
164	CIT Group, Inc.	7,052
308	Lazard Ltd. (Bermuda), Class A (a)	7,154
		14,206
	Electrical Equipment - 0.9%
131	Rockwell Automation, Inc.	6,357
	Electronic Equipment & Instruments - 3.8%
335	Amphenol Corp., Class A	13,469
201	Arrow Electronics, Inc. (a)	5,454
264	Jabil Circuit, Inc. (a)	8,103
		27,026
	Energy Equipment & Services - 2.5%
216	Grant Prideco, Inc. (a)	5,721
97	Nabors Industries Ltd. (Bermuda) (a)	5,871
99	Noble Corp. (Cayman Islands)	6,114
		17,706
	Health Care Equipment & Supplies - 5.7%
105	Bausch & Lomb, Inc.	8,740
79	Beckman Coulter, Inc.	5,051
73	Biomet, Inc.	2,541
172	Fisher Scientific International, Inc. (a)	11,179
99	Millipore Corp. (a)	5,611
163	Nektar Therapeutics (a)	2,741
66	Zimmer Holdings, Inc. (a)	4,989
		40,852
	Health Care Providers & Services - 11.5%
92	Aetna, Inc.	7,603
129	Caremark Rx, Inc. (a)	5,725
97	Coventry Health Care, Inc. (a)	6,870
233	DaVita, Inc. (a)	10,610
103	Laboratory Corp. of America Holdings (a)	5,132
79	LifePoint Hospitals, Inc. (a)	3,971

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds19

JPMorgan Capital Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30,2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Health Care Providers & Services - Continued
277	Manor Care, Inc.	$10,989
130	McKesson Corp.	5,836
184	Medco Health Solutions, Inc. (a)	9,824
198	Omnicare, Inc.	8,384
137	Triad Hospitals, Inc. (a)	7,497
		82,441
	Hotels, Restaurants & Leisure - 8.1%
245	Applebees International, Inc.	6,477
177	Brinker International, Inc. (a)	7,093
88	Harrah's Entertainment, Inc.	6,353
229	Hilton Hotels Corp.	5,469
190	International Speedway Corp., Class A	10,706
87	Marriott International, Inc., Class A	5,956
214	Royal Caribbean Cruises Ltd. (Liberia) (c)	10,330
79	Station Casinos, Inc.	5,265
		57,649
	Household Durables - 0.6%
57	Harman International Industries, Inc.	4,646
	Household Products - 0.5%
62	Energizer Holdings, Inc. (a)	3,830
	Insurance - 0.7%
72	AMBAC Financial Group, Inc.	5,012
	Internet Software & Services - 0.5%
138	VeriSign, Inc. (a)	3,969
	IT Services - 1.8%
177	Alliance Data Systems Corp. (a) (c)	7,187
165	CheckFree Corp. (a)	5,603
		12,790
	Leisure Equipment & Products - 1.8%
292	Brunswick Corp.	12,632
	Machinery - 2.8%
121	Harsco Corp.	6,617
83	ITT Industries, Inc.	8,118

SHARES	SECURITY DESCRIPTION	VALUE
	Machinery - Continued
66	Oshkosh Truck Corp.	$5,135
		19,870
	Media - 1.3%
67	Getty Images, Inc. (a)	5,005
120	XM Satellite Radio Holdings, Inc., Class A (a) (c)	4,049
		9,054
	Metals & Mining - 0.9%
118	Consol Energy, Inc.	6,309
	Multiline Retail - 0.6%
217	Dollar General Corp.	4,426
	Office Electronics - 1.7%
367	Xerox Corp. (a)	5,059
156	Zebra Technologies Corp., Class A (a)	6,841
		11,900
	Oil, Gas & Consumable Fuels - 3.5%
87	EOG Resources, Inc.	4,964
93	Murphy Oil Corp.	4,837
146	Newfield Exploration Co. (a)	5,820
138	Range Resources Corp.	3,710
148	Talisman Energy, Inc. (Canada)	5,543
		24,874
	Pharmaceuticals - 1.0%
119	Sepracor, Inc. (a) (c)	7,138
	Road & Rail - 1.2%
444	Hunt (J.B.) Transport Services, Inc.	8,562
	Semiconductors & Semiconductor Equipment - 5.3%
131	Broadcom Corp., Class A (a)	4,666
114	KLA-Tencor Corp.	4,986
176	Lam Research Corp. (a)	5,102
233	Linear Technology Corp.	8,562
288	Microchip Technology, Inc.	8,520

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds20

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30,2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Semiconductors & Semiconductor Equipment - Continued
223	Nvidia Corp. (a) (c)	$5,969
		37,805
	Software - 4.6%
284	Adobe Systems, Inc.	8,128
339	Citrix Systems, Inc. (a)	7,345
218	Cognos, Inc. (Canada) (a)	7,458
227	Computer Associates International, Inc.	6,226
91	Mercury Interactive Corp. (a)	3,498
		32,655
	Specialty Retail - 12.7%
118	Abercrombie & Fitch Co.	8,100
151	Advance Auto Parts, Inc. (a) (c)	9,757
215	Bed Bath & Beyond, Inc. (a)	8,962
275	CarMax, Inc. (a) (c)	7,321
248	Circuit City Stores, Inc.	4,291
266	Foot Locker, Inc.	7,230
139	Michaels Stores, Inc.	5,750
259	Pacific Sunwear of California, Inc. (a)	5,947
242	Petco Animal Supplies, Inc. (a)	7,101
235	Ross Stores, Inc. (c)	6,797
156	Sherwin-Williams Co. (The)	7,355
208	TJX Cos., Inc.	5,060
141	Weight Watchers International, Inc. (a) (c)	7,298
		90,969
	Textiles, Apparel & Luxury Goods - 0.7%
121	Polo Ralph Lauren Corp.	5,221
	Trading Companies & Distributors - 1.1%
230	MSC Industrial Direct Co.	7,752
	Wireless Telecommunication Services - 1.0%
113	NII Holdings, Inc. (a)	7,244
	(Cost $602,134)	Total Common Stocks 702,898
Total Long-Term Investments (Cost $602,134)		702,898

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment - 2.1%
	Investment Company - 2.1%
14,906	JPMorgan Prime Money Market Fund (b) (m) (Cost $14,906)	$14,906
Investments of Cash Collateral for Securities Loaned - 7.4%
	Investment Companies - 1.1%
4,726	BGI Prime Money Market Fund	4,726
3,313	Morgan Stanley Intitutional Liquidity Funds	3,313
		8,039
PRINCIPAL AMOUNT
	Repurchase Agreements - 6.3%
$45,000	Credit Suisse First Boston LLC, 3.46%, dated 06/30/05, due 07/01/05, repurchase price $45,004, collateralized by U.S. Agency Mortgages	45,000
	Total Investments of Cash Collateral for Securities Loaned (Cost $53,039)	53,039
	Total Investments - 107.9%	$770,843
	(Cost $670,079)
	Liabilities in excess of other assets - (7.9)%	(56,666)
	NET ASSETS - 100.0%	$714,177

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds21

JPMorgan Dynamic Small Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 96.9%
	Common Stocks - 96.9%
	Aerospace & Defense - 1.9%
44	Argon St., Inc. (a)	$1,545
50	Engineered Support Systems, Inc.	1,805
		3,350
	Air Freight & Logistics - 0.6%
16	UTI Worldwide, Inc. (c)	1,079
	Airlines - 0.6%
61	Skywest, Inc.	1,113
	Banks - 0.1%
5	Western Alliance Bancorp (a)	132
	Biotechnology - 4.2%
40	Alexion Pharmaceuticals, Inc. (a) (c)	928
41	Cubist Pharmaceuticals, Inc. (a) (c)	539
23	CV Therapeutics, Inc. (a) (c)	504
45	Idenix Pharmaceuticals, Inc. (a) (c)	981
129	Inc.yte Corp. (a) (c)	923
63	Nabi Biopharmaceuticals (a) (c)	963
49	Rigel Pharmaceuticals, Inc. (a) (c)	966
39	Telik, Inc. (a)	633
18	United Therapeutics Corp. (a) (c)	848
		7,285
	Building Products - 0.7%
42	Simpson Manufacturing Co., Inc. (c)	1,286
	Capital Markets - 0.9%
37	Greenhill & Co., Inc. (c)	1,483
	Commercial Banks - 2.8%
47	East-West Bancorp, Inc. (c)	1,591
57	EuroBancshares, Inc. (a)	916
61	Texas Capital Bancshares, Inc. (a) (c)	1,199
8	West Coast Bancorp (c)	195
17	Wintrust Financial Corp.	906
		4,807
	Commercial Services & Supplies - 5.4%
53	Chemed Corp.	2,179
159	Educate, Inc. (a)	2,251

SHARES	SECURITY DESCRIPTION	VALUE
	Commercial Services & Supplies - Continued
80	LECG Corp. (a) (c)	$1,704
59	Morningstar Inc. (a)	1,658
49	Universal Technical Institute, Inc. (a) (c)	1,629
		9,421
	Communications Equipment - 5.2%
215	Atheros Communications, Inc. (a) (c)	1,736
64	Avocent Corp. (a)	1,679
15	F5 Networks, Inc. (a)	720
107	Packeteer, Inc. (a)	1,512
172	Symmetricom, Inc. (a) (c)	1,785
79	ViaSat, Inc. (a) (c)	1,596
		9,028
	Computers & Peripherals - 1.1%
36	Avid Technology, Inc. (a)	1,931
	Construction Materials - 1.3%
24	Eagle Materials, Inc. (c)	2,194
	Diversified Financial Services - 1.0%
85	Marlin Business Services, Inc. (a) (c)	1,717
	Diversified Telecommunication Services - 0.4%
27	NeuStar, Inc. (a)	701
	Electrical Equipment - 1.2%
139	General Cable Corp. (a) (c)	2,061
	Electronic Equipment & Instruments - 3.5%
197	Aeroflex, Inc. (a)	1,656
46	Global Imaging Systems, Inc. (a) (c)	1,472
28	Scansource, Inc. (a) (c)	1,202
50	Tech Data Corp. (a)	1,820
		6,150
	Energy Equipment & Services - 2.8%
115	Pioneer Drilling Co. (a)	1,752
85	Superior Energy Services, Inc. (a)	1,513
43	Universal Compression Holdings, Inc. (a)	1,562
		4,827

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds22

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Health Care Equipment & Supplies - 4.2%
44	Abaxis, Inc. (a) (c)	$481
22	Advanced Medical Optics, Inc. (a) (c)	862
69	Arthrocare Corp. (a) (c)	2,420
12	Cooper Cos., Inc. (The)	700
45	Kyphon, Inc. (a) (c)	1,571
144	TriPath Imaging, Inc. (a) (c)	1,232
		7,266
	Health Care Providers & Services - 7.6%
59	Amedisys, Inc. (a) (c)	2,152
39	Covance, Inc. (a)	1,763
90	Gentiva Health Services, Inc. (a)	1,602
37	Psychiatric Solutions, Inc. (a)	1,819
36	Sunrise Senior Living, Inc. (a) (c)	1,965
78	Symbion, Inc. (a)	1,860
40	United Surgical Partners International, Inc. (a)	2,086
		13,247
	Hotels, Restaurants & Leisure - 6.4%
43	Gaylord Entertainment Co. (a) (c)	1,980
255	La Quinta Corp. (a)	2,375
42	Orient-Express Hotels Ltd. (Bermuda)	1,340
62	Rare Hospitality International, Inc. (a)	1,891
49	Speedway Motorsports, Inc.	1,806
54	WMS Industries, Inc. (a) (c)	1,814
		11,206
	Household Durables - 1.0%
176	Champion Enterprises, Inc. (a) (c)	1,754
	Insurance - 1.9%
70	Direct General Corp. (c)	1,303
47	ProAssurance Corp. (a) (c)	1,954
		3,257
	Internet Software & Services - 2.5%
137	Digitas, Inc. (a)	1,563
43	Equinix, Inc. (a) (c)	1,859
36	WebEx Communications, Inc. (a) (c)	956
		4,378

SHARES	SECURITY DESCRIPTION	VALUE
	IT Services - 3.7%
53	Alliance Data Systems Corp. (a)	$2,164
34	CACI International, Inc., Class A (a)	2,128
262	Sapient Corp. (a) (c)	2,077
		6,369
	Leisure Equipment & Products - 3.4%
120	K2, Inc. (a) (c)	1,525
73	MarineMax, Inc. (a) (c)	2,291
61	SCP Pool Corp.	2,139
		5,955
	Machinery - 1.1%
24	Oshkosh Truck Corp.	1,859
	Media - 2.2%
242	Lions Gate Entertainment Corp. (Canada) (a) (c)	2,479
65	Salem Communications Corp., Class A (a)	1,290
		3,769
	Metals & Mining - 3.4%
69	Allegheny Technologies, Inc.	1,518
28	Alpha Natural Resources, Inc. (a)	678
51	Arch Coal, Inc. (c)	2,753
52	Century Aluminum Co. (a) (c)	1,059
		6,008
	Oil, Gas & Consumable Fuels - 2.7%
318	Brigham Exploration Co. (a) (c)	2,900
37	Newfield Exploration Co. (a)	1,472
8	Remington Oil & Gas Corp. (a)	297
		4,669
	Pharmaceuticals - 2.5%
106	Adolor Corp. (a)	977
54	AtheroGenics, Inc. (a) (c)	867
258	AVANIR Pharmaceuticals, Class A (a)	721
79	Cypress Bioscience, Inc. (a) (c)	1,037
44	Theravance, Inc. (a)	754
		4,356
	Real Estate - 0.5%
25	Global Signal, Inc. (REIT) (c) (m)	922

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds23

JPMorgan Dynamic Small Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Road & Rail - 0.3%
64	Sirva, Inc. (a) (c)	$542
	Semiconductors & Semiconductor Equipment - 4.0%
21	ATMI, Inc. (a) (c)	598
125	Credence Systems Corp. (a) (c)	1,128
97	DSP Group, Inc. (a)	2,324
97	Mattson Technology, Inc. (a) (c)	695
60	Microsemi Corp. (a)	1,134
30	Varian Semiconductor Equipment Associates, Inc. (a)	1,102
		6,981
	Software - 5.6%
148	Epicor Software Corp. (a)	1,960
46	Hyperion Solutions Corp. (a)	1,853
27	Kronos, Inc. (a) (c)	1,093
77	Serena Software, Inc. (a)	1,478
133	VeriFone Holdings, Inc. (a)	2,160
39	Verint Systems, Inc. (a) (c)	1,241
		9,785
	Specialty Retail - 6.5%
59	Aaron Rents, Inc.	1,471
59	Bebe Stores, Inc. (c)	1,572
26	Children's Place, Inc. (a)	1,190
25	DSW, Inc. (a)	616
71	GameStop Corp. (a) (c)	2,309
44	Genesco, Inc. (a) (c)	1,649
22	Guitar Center, Inc. (a) (c)	1,264
61	New York & Co., Inc. (a)	1,293
		11,364
	Textiles, Apparel & Luxury Goods - 2.2%
115	Skechers U.S.A., Inc., Class A (a)	1,644
92	Warnaco Group, Inc. (The) (a) (c)	2,133
		3,777
	Thrifts & Mortgage Finance - 0.5%
49	R&G Financial Corp., Class B	872

SHARES	SECURITY DESCRIPTION	VALUE
	Wireless Telecommunication Services - 1.0%
72	Nextel Partners, Inc. (a)	$1,806
	Total Common Stocks (Cost $155,048)	168,707
	Total Long-Term Investments (Cost $155,048)	168,707
Short-Term Investment - 3.4%
	Investment Company - 3.4%
5,923	JPMorgan Prime Money Market Fund (b) (Cost $5,923)	5,923
Investments of Cash Collateral for Securities Loaned - 22.7%
	Investment Companies - 4.3%
4,299	BGI Prime Money Market Fund	4,299
3,107	Morgan Stanley Institutional Liquidity Funds	3,107
		7,406
PRINCIPAL AMOUNT
	Repurchase Agreements - 18.4%
$32,000	Credit Suisse First Boston LLC, 3.46%, dated 06/30/05, due 07/01/05, repurchase price $32,003, collateralized by U.S. Agency Mortgages	32,000
	Total Investments of Cash Collateral for Securities Loaned (Cost $39,406)	39,406
	Total Investments - 123.0%	$214,036
	(Cost $200,377)
	Liabilities in excess of other assets - (23.0)%	(40,016)
	Net Assets - 100.0%	$174,020

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds24

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 97.9%
	Common Stocks - 97.9%
	Aerospace & Defense - 1.2%
11	L-3 Communications Holdings, Inc.	$862
15	Precision Castparts Corp.	1,176
20	Rockwell Collins, Inc.	975
		3,013
	Airlines - 0.4%
63	Southwest Airlines Co.	873
	Auto Components - 0.8%
23	Autoliv, Inc.	1,016
18	BorgWarner, Inc.	950
		1,966
	Beverages - 0.4%
16	Brown-Forman Corp., Class B	947
	Biotechnology - 1.5%
18	Celgene Corp. (a) (c)	726
25	Genzyme Corp. (a)	1,499
11	Invitrogen Corp. (a) (c)	925
13	OSI Pharmaceuticals, Inc. (a)	521
		3,671
	Building Products - 0.4%
22	American Standard Cos., Inc.	910
	Capital Markets - 2.5%
65	Ameritrade Holding Corp. (a)	1,215
16	Investors Financial Services Corp.	586
12	Legg Mason, Inc.	1,218
26	Northern Trust Corp.	1,204
32	T. Rowe Price Group, Inc.	2,025
		6,248
	Chemicals - 2.0%
43	Albemarle Corp.	1,550
35	International Flavors & Fragrances, Inc.	1,264
19	PPG Industries, Inc.	1,205
17	Sigma-Aldrich Corp.	941
		4,960

SHARES	SECURITY DESCRIPTION	VALUE
	Commercial Banks - 3.5%
15	Cullen/Frost Bankers, Inc.	$729
22	M&T Bank Corp.	2,313
95	North Fork Bancorp, Inc.	2,673
33	TCF Financial Corp.	864
32	Wilmington Trust Corp.	1,160
13	Zions Bancorp	960
		8,699
	Commercial Services & Supplies - 2.0%
15	Dun & Bradstreet Corp. (a)	894
26	HNI Corp.	1,325
3	Pitney Bowes, Inc.	131
34	Republic Services, Inc.	1,231
38	West Corp. (a) (c)	1,471
		5,052
	Communications Equipment - 0.3%
20	Harris Corp.	626
	Computers & Peripherals - 2.0%
12	Lexmark International, Inc., Class A (a)	752
58	NCR Corp. (a)	2,039
39	Network Appliance, Inc. (a)	1,098
61	Seagate Technology (Cayman Islands) (a)	1,067
		4,956
	Construction & Engineering - 0.6%
28	Jacobs Engineering Group, Inc. (a) (c)	1,567
	Construction Materials - 0.9%
33	Vulcan Materials Co.	2,171
	Consumer Finance - 0.8%
76	AmeriCredit Corp. (a) (c)	1,928
	Containers & Packaging - 1.0%
28	Ball Corp.	1,003
65	Pactiv Corp. (a)	1,403
		2,406

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds25

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Distributors - 0.3%
19	Genuine Parts Co.	$772
	Diversified Financial Services - 1.3%
29	CIT Group, Inc.	1,225
53	Lazard Ltd. (Bermuda), Class A (a)	1,242
20	Principal Financial Group	851
		3,318
	Diversified Telecommunication Services - 2.0%
41	Alltel Corp.	2,560
70	CenturyTel, Inc.	2,420
		4,980
	Electric Utilities - 1.4%
35	DPL, Inc.	966
21	PPL Corp.	1,235
51	Westar Energy, Inc.	1,226
		3,427
	Electrical Equipment - 1.3%
25	Ametek, Inc.	1,026
18	Cooper Industries Ltd. (Bermuda), Class A	1,150
23	Rockwell Automation, Inc.	1,103
		3,279
	Electronic Equipment & Instruments - 1.9%
58	Amphenol Corp., Class A	2,338
35	Arrow Electronics, Inc. (a)	947
46	Jabil Circuit, Inc. (a)	1,407
		4,692
	Energy Equipment & Services - 1.2%
38	Grant Prideco, Inc. (a)	993
17	Nabors Industries Ltd. (Bermuda) (a)	1,019
17	Noble Corp. (Cayman Islands)	1,061
		3,073
	Food Products - 1.4%
39	Dean Foods Co. (a)	1,374
70	Del Monte Foods Co. (a)	750
38	Hormel Foods Corp.	1,109
7	TreeHouse Foods, Inc. (a)	201
		3,434

SHARES	SECURITY DESCRIPTION	VALUE
	Gas Utilities - 0.7%
26	AGL Resources, Inc.	$1,009
27	UGI Corp.	764
		1,773
	Health Care Equipment & Supplies - 3.2%
18	Bausch & Lomb, Inc.	1,519
26	Beckman Coulter, Inc.	1,640
13	Biomet, Inc.	442
30	Fisher Scientific International, Inc. (a)	1,940
18	Millipore Corp. (a)	993
28	Nektar Therapeutics (a) (c)	476
11	Zimmer Holdings, Inc. (a)	864
		7,874
	Health Care Providers & Services - 8.0%
16	Aetna, Inc.	1,321
22	Caremark Rx, Inc. (a)	995
51	Coventry Health Care, Inc. (a)	3,626
41	DaVita, Inc. (a)	1,843
18	Laboratory Corp. of America Holdings (a)	891
14	LifePoint Hospitals, Inc. (a)	690
16	Magellan Health Services, Inc. (a)	575
75	Manor Care, Inc.	2,980
23	McKesson Corp.	1,012
32	Medco Health Solutions, Inc. (a)	1,705
59	Omnicare, Inc. (c)	2,482
12	Quest Diagnostics	629
24	Triad Hospitals, Inc. (a)	1,300
		20,049
	Hotels, Restaurants & Leisure - 5.1%
79	Applebees International, Inc.	2,102
31	Brinker International, Inc. (a)	1,232
16	Harrah's Entertainment, Inc.	1,135
40	Hilton Hotels Corp.	949
33	International Speedway Corp., Class A	1,859
15	Marriott International, Inc., Class A	1,034
38	Outback Steakhouse, Inc.	1,737
37	Royal Caribbean Cruises Ltd. (Liberia)	1,794
14	Station Casinos, Inc.	913
		12,755

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds26

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Household Durables - 1.3%
18	Fortune Brands, Inc.	$1,563
10	Harman International Industries, Inc.	805
10	Mohawk Industries, Inc. (a)	825
		3,193
	Household Products - 0.6%
16	Clorox Co.	903
11	Energizer Holdings, Inc. (a)	696
		1,599
	Industrial Conglomerates - 0.6%
22	Carlisle Cos., Inc.	1,510
	Insurance - 4.6%
12	AMBAC Financial Group, Inc.	869
83	Assurant, Inc.	2,993
23	CInc.innati Financial Corp.	900
42	IPC Holdings Ltd. (Bermuda)	1,644
88	Old Republic International Corp.	2,234
15	PartnerRe Ltd. (Bermuda)	966
21	Safeco Corp.	1,152
19	Willis Group Holdings Ltd. (Bermuda)	635
		11,393
	Internet Software & Services - 0.3%
24	VeriSign, Inc. (a)	689
	IT Services - 1.3%
22	Affiliated Computer Services, Inc., Class A (a)	1,145
31	Alliance Data Systems Corp. (a) (c)	1,247
29	CheckFree Corp. (a) (c)	972
		3,364
	Leisure Equipment & Products - 0.9%
51	Brunswick Corp.	2,194
	Machinery - 2.6%
38	Crane Co.	1,005
43	Harsco Corp.	2,348
14	ITT Industries, Inc.	1,411
11	Oshkosh Truck Corp. (c)	893
15	Parker-Hannifin Corp.	936
		6,593

SHARES	SECURITY DESCRIPTION	VALUE
	Media - 3.1%
52	Dex Media, Inc.	$1,267
26	E.W. Scripps Co., Class A	1,257
27	Gannett Co., Inc.	1,906
12	Getty Images, Inc. (a) (c)	869
39	Interactive Data Corp. (a)	810
10	Knight Ridder, Inc.	601
1	Washington Post Co. (The), Class B	418
21	XM Satellite Radio Holdings, Inc., Class A (a) (c)	704
		7,832
	Metals & Mining - 0.4%
20	Consol Energy, Inc.	1,096
	Multi-Utilities - 1.8%
31	Energen Corp.	1,079
37	Energy East Corp.	1,061
16	Questar Corp.	1,048
32	SCANA Corp.	1,345
		4,533
	Multiline Retail - 1.5%
38	Dollar General Corp.	769
53	Family Dollar Stores, Inc.	1,383
16	May Department Stores Co. (The)	634
26	Tuesday Morning Corp.	829
		3,615
	Office Electronics - 0.8%
64	Xerox Corp. (a)	878
27	Zebra Technologies Corp., Class A (a)	1,202
		2,080
	Oil, Gas & Consumable Fuels - 6.1%
19	Ashland, Inc.	1,366
39	Burlington Resources, Inc.	2,127
51	Devon Energy Corp.	2,570
15	EOG Resources, Inc.	863
37	Kinder Morgan, Inc.	3,053
20	Marathon Oil Corp.	1,046
16	Murphy Oil Corp.	841
25	Newfield Exploration Co. (a)	1,011
18	Pioneer Natural Resources Co.	774

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds27

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Oil, Gas & Consumable Fuels - continued
24	Range Resources Corp. (c)	$644
26	Talisman Energy, Inc. (Canada)	962
		15,257
	Paper & Forest Products - 0.3%
29	MeadWestvaco Corp.	808
	Personal Products - 0.4%
25	Estee Lauder Cos., Inc., Class A	978
	Pharmaceuticals - 0.5%
21	Sepracor, Inc. (a)	1,239
	Real Estate - 1.4%
43	Brookfield Properties Co. (Canada)	1,244
8	Forest City Enterprises, Inc.	568
14	PS Business Parks, Inc., Class A (REIT)	618
20	Rayonier, Inc. (REIT)	1,072
		3,502
	Road & Rail - 0.6%
77	Hunt (J.B.) Transport Services, Inc.	1,486
	Semiconductors & Semiconductor Equipment - 2.6%
23	Broadcom Corp., Class A (a)	811
20	KLA-Tencor Corp.	865
31	Lam Research Corp. (a)	886
41	Linear Technology Corp.	1,486
50	Microchip Technology, Inc.	1,479
39	Nvidia Corp. (a)	1,037
		6,564
	Software - 2.6%
49	Adobe Systems, Inc.	1,411
59	Citrix Systems, Inc. (a)	1,275
38	Cognos, Inc. (Canada) (a) (c)	1,295
70	Computer Associates International, Inc.	1,928
16	Mercury Interactive Corp. (a)	608
		6,517

SHARES	SECURITY DESCRIPTION	VALUE
	Specialty Retail - 9.6%
20	Abercrombie & Fitch Co.	$1,405
26	Advance Auto Parts, Inc. (a)	1,694
49	Autonation, Inc. (a)	999
32	AutoZone, Inc. (a)	2,913
37	Bed Bath & Beyond, Inc. (a)	1,556
48	CarMax, Inc. (a)	1,271
43	Circuit City Stores, Inc. (c)	745
46	Foot Locker, Inc.	1,255
24	Michaels Stores, Inc.	999
45	Pacific Sunwear of California, Inc. (a)	1,032
42	Petco Animal Supplies, Inc. (a) (c)	1,233
41	Ross Stores, Inc. (c)	1,180
53	Sherwin-Williams Co. (The)	2,510
36	Tiffany & Co.	1,173
110	TJX Cos., Inc.	2,688
25	Weight Watchers International, Inc. (a) (c)	1,267
		23,920
	Textiles, Apparel & Luxury Goods - 2.3%
31	Columbia Sportswear Co. (a)	1,507
21	Polo Ralph Lauren Corp.	914
59	V.F. Corp.	3,370
		5,791
	Thrifts & Mortgage Finance - 1.9%
39	Golden West Financial Corp.	2,511
18	MGIC Investment Corp.	1,200
23	Webster Financial Corp.	1,069
		4,780
	Trading Companies & Distributors - 0.7%
13	Hughes Supply, Inc.	357
40	MSC Industrial Direct Co. (c)	1,346
		1,703
	Wireless Telecommunication Services - 1.0%
20	NII Holdings, Inc. (a)	1,261
14	Telephone & Data Systems, Inc.	555
15	Telephone & Data Systems, Inc.	571
		2,387
	Total Common Stocks (Cost $196,818)	244,042
	Total Long-Term Investments (Cost $196,818)	244,042

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds28

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment- 2.4%
	Investment Company - 2.4%
5,894	JPMorgan Prime Money Market Fund (b) (m) (Cost $5,894)	$5,894
Investments of Cash Collateral for Securities Loaned - 5.0%
	Investment Companies - 5.0%
3,948	Morgan Stanley Intitutional Liquidity Funds	3,948
8,472	BGI Prime Money Market Fund	8,472
	Total Investments of Cash Collateral for Securities Loaned (Cost $12,420)	12,420
	Total Investments - 105.2% (Cost $215,132)	262,356
	Liabilities in excess of other assets - (5.2)%	(13,031)
	Net Assets - 100.0%	$249,325

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds29

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 99.3%
	Common Stocks - 99.3%
	Aerospace & Defense - 2.5%
5	L-3 Communications Holdings, Inc.	$368
6	Precision Castparts Corp.	498
9	Rockwell Collins, Inc.	415
		1,281
	Airlines - 0.7%
27	Southwest Airlines Co.	371
	Auto Components - 0.8%
10	Autoliv, Inc.	431
	Biotechnology - 3.0%
8	Celgene Corp. (a) (c)	308
11	Genzyme Corp. (a)	637
5	Invitrogen Corp. (a) (c)	391
5	OSI Pharmaceuticals, Inc. (a)	223
		1,559
	Capital Markets - 2.2%
28	Ameritrade Holding Corp. (a)	516
7	Investors Financial Services Corp.	251
7	T. Rowe Price Group, Inc.	407
		1,174
	Commercial Banks - 0.8%
6	Zions Bancorp	412
	Commercial Services & Supplies - 3.0%
6	Dun & Bradstreet Corp. (a)	379
11	HNI Corp.	563
16	West Corp. (a) (c)	626
		1,568
	Communications Equipment - 0.5%
9	Harris Corp.	265
	Computers & Peripherals - 3.4%
25	NCR Corp. (a)	868
17	Network Appliance, Inc. (a)	466
26	Seagate Technology (Cayman Islands) (a)	454
		1,788

SHARES	SECURITY DESCRIPTION	VALUE
	Construction & Engineering - 1.3%
12	Jacobs Engineering Group, Inc. (a)	$667
	Consumer Finance - 1.6%
32	AmeriCredit Corp. (a) (c)	820
	Diversified Financial Services - 2.0%
12	CIT Group, Inc.	520
23	Lazard Ltd. (Bermuda), Class A (a)	527
		1,047
	Electrical Equipment - 0.9%
10	Rockwell Automation, Inc.	470
	Electronic Equipment & Instruments - 3.8%
25	Amphenol Corp., Class A	994
15	Arrow Electronics, Inc. (a)	402
19	Jabil Circuit, Inc. (a)	598
		1,994
	Energy Equipment & Services - 2.5%
16	Grant Prideco, Inc. (a)	422
7	Nabors Industries Ltd. (Bermuda) (a)	433
7	Noble Corp. (Cayman Islands)	452
		1,307
	Health Care Equipment & Supplies - 5.8%
8	Bausch & Lomb, Inc.	643
6	Beckman Coulter, Inc.	372
5	Biomet, Inc.	187
13	Fisher Scientific International, Inc. (a)	824
7	Millipore Corp. (a)	420
12	Nektar Therapeutics (a) (c)	202
5	Zimmer Holdings, Inc. (a)	370
		3,018
	Health Care Providers & Services - 11.6%
7	Aetna, Inc.	563
10	Caremark Rx, Inc. (a)	423
7	Coventry Health Care, Inc. (a)	506
17	DaVita, Inc. (a)	783
8	Laboratory Corp. of America Holdings (a)	379
6	LifePoint Hospitals, Inc. (a)	293

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 30

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Health Care Providers & Services - Continued
20	Manor Care, Inc.	$811
10	McKesson Corp.	430
14	Medco Health Solutions, Inc. (a)	726
15	Omnicare, Inc. (c)	619
10	Triad Hospitals, Inc. (a)	555
		6,088
	Hotels, Restaurants & Leisure - 8.2%
18	Applebees International, Inc.	478
13	Brinker International, Inc. (a)	523
7	Harrah's Entertainment, Inc.	478
17	Hilton Hotels Corp.	404
14	International Speedway Corp., Class A	791
6	Marriott International, Inc., Class A	440
16	Royal Caribbean Cruises Ltd. (Liberia) (c)	762
6	Station Casinos, Inc.	388
		4,264
	Household Durables - 0.7%
4	Harman International Industries, Inc.	342
	Household Products - 0.5%
5	Energizer Holdings, Inc. (a)	286
	Insurance - 0.7%
5	AMBAC Financial Group, Inc.	370
	Internet Software & Services - 0.6%
10	VeriSign, Inc. (a)	293
	IT Services - 1.8%
13	Alliance Data Systems Corp. (a) (c)	531
12	CheckFree Corp. (a) (c)	414
		945
	Leisure Equipment & Products - 1.8%
22	Brunswick Corp.	931
	Machinery - 2.8%
9	Harsco Corp.	488
6	ITT Industries, Inc.	600

SHARES	SECURITY DESCRIPTION	VALUE
	Machinery - Continued
5	Oshkosh Truck Corp. (c)	$380
		1,468
	Media - 1.3%
5	Getty Images, Inc. (a) (c)	368
9	XM Satellite Radio Holdings, Inc., Class A (a) (c)	299
		667
	Metals & Mining - 0.9%
9	Consol Energy, Inc.	466
	Multiline Retail - 0.6%
16	Dollar General Corp.	327
	Office Electronics - 1.7%
27	Xerox Corp. (a)	373
12	Zebra Technologies Corp., Class A (a)	512
		885
	Oil, Gas & Consumable Fuels - 3.5%
7	EOG Resources, Inc.	369
7	Murphy Oil Corp.	358
11	Newfield Exploration Co. (a)	429
10	Range Resources Corp.	274
11	Talisman Energy, Inc. (Canada)	410
		1,840
	Pharmaceuticals - 1.0%
9	Sepracor, Inc. (a)	528
	Road & Rail - 1.2%
33	Hunt (J.B.) Transport Services, Inc.	632
	Semiconductors & Semiconductor Equipment - 5.3%
10	Broadcom Corp., Class A (a)	346
8	KLA-Tencor Corp.	367
13	Lam Research Corp. (a)	376
17	Linear Technology Corp.	631
21	Microchip Technology, Inc.	630
17	Nvidia Corp. (a)	441
		2,791

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 31

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Software - 4.6%
21	Adobe Systems, Inc.	$599
25	Citrix Systems, Inc. (a)	543
16	Cognos, Inc. (Canada) (a) (c)	550
17	Computer Associates International, Inc.	459
7	Mercury Interactive Corp. (a)	259
		2,410
	Specialty Retail - 12.9%
9	Abercrombie & Fitch Co.	598
11	Advance Auto Parts, Inc. (a)	720
16	Bed Bath & Beyond, Inc. (a)	662
20	CarMax, Inc. (a)	540
18	Circuit City Stores, Inc. (c)	316
20	Foot Locker, Inc.	534
10	Michaels Stores, Inc.	424
19	Pacific Sunwear of California, Inc. (a)	439
18	Petco Animal Supplies, Inc. (a)	525
17	Ross Stores, Inc. (c)	502
12	Sherwin-Williams Co. (The)	544
16	TJX Cos., Inc.	377
10	Weight Watchers International, Inc. (a) (c)	539
		6,720
	Textiles, Apparel & Luxury Goods - 0.7%
9	Polo Ralph Lauren Corp.	388
	Trading Companies & Distributors - 1.1%
17	MSC Industrial Direct Co. (c)	572
	Wireless Telecommunication Services - 1.0%
8	NII Holdings, Inc. (a)	534
	Total Common Stocks (Cost $43,260)	51,919
	Total Long-Term Investments (Cost $43,260)	51,919

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment - 1.3%
	Investment Company - 1.3%
668	JPMorgan Prime Money Market Fund (b) (m) (Cost $668)	$668
PRINCIPAL AMOUNT
	Investment of Cash Collateral for Securities Loaned - 12.4%
	Repurchase Agreement - 12.4%
$6,470	Banc of America Securities LLC, 3.45%, dated 06/30/05, due 07/01/05, repurchase price $6,471, collateralized by U.S. Agency Mortgages (Cost $6,470)	6,470
	Total Investments - 113.0%	$59,057
	(Cost $50,398)
	Liabilities in excess of other assets - (13.0)%	(6,808)
	Net Assets - 100.0%	$52,249

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 32

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 96.9%
	Common Stocks - 96.9%
	Auto Components - 0.7%
861	BorgWarner, Inc.	$46,221
	Beverages - 0.8%
779	Brown-Forman Corp., Class B	47,118
	Building Products - 0.7%
1,104	American Standard Cos., Inc.	46,280
	Capital Markets - 2.8%
578	Legg Mason, Inc. (c)	60,202
1,326	Northern Trust Corp.	60,470
838	T. Rowe Price Group, Inc.	52,440
		173,112
	Chemicals - 3.9%
2,118	Albemarle Corp.	77,254
1,725	International Flavors & Fragrances, Inc.	62,494
978	PPG Industries, Inc.	61,392
784	Sigma-Aldrich Corp. (c)	43,947
		245,087
	Commercial Banks - 6.2%
781	Cullen/Frost Bankers, Inc.	37,205
1,086	M&T Bank Corp.	114,246
4,771	North Fork Bancorp, Inc.	134,019
1,707	TCF Financial Corp.	44,182
1,555	Wilmington Trust Corp.	56,003
		385,655
	Commercial Services & Supplies - 1.1%
151	Pitney Bowes, Inc.	6,589
1,682	Republic Services, Inc.	60,562
		67,151
	Computers & Peripherals - 0.6%
545	Lexmark International, Inc., Class A (a)	35,345
	Construction Materials - 1.7%
1,656	Vulcan Materials Co. (c)	107,649

SHARES	SECURITY DESCRIPTION	VALUE
	Containers & Packaging - 2.0%
1,415	Ball Corp.	$50,898
3,306	Pactiv Corp. (a) (c)	71,339
		122,237
	Distributors - 0.6%
957	Genuine Parts Co.	39,307
	Diversified Financial Services - 0.7%
1,006	Principal Financial Group (c)	42,135
	Diversified Telecommunication Services - 4.0%
2,062	Alltel Corp.	128,446
3,464	CenturyTel, Inc. (c)	119,948
		248,394
	Electric Utilities - 2.8%
1,789	DPL, Inc.	49,103
1,059	PPL Corp. (c)	62,895
2,592	Westar Energy, Inc.	62,278
		174,276
	Electrical Equipment - 1.8%
1,265	Ametek, Inc. (c)	52,932
911	Cooper Industries Ltd. (Bermuda), Class A	58,181
		111,113
	Food Products - 2.6%
1,844	Dean Foods Co. (a)	64,990
3,428	Del Monte Foods Co. (a)	36,917
1,812	Hormel Foods Corp.	53,146
333	TreeHouse Foods, Inc. (a)	9,505
		164,558
	Gas Utilities - 1.4%
1,328	AGL Resources, Inc. (c)	51,312
1,349	UGI Corp.	37,648
		88,960
	Health Care Equipment & Supplies - 0.6%
589	Beckman Coulter, Inc.	37,443

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 33

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Health Care Providers & Services - 4.6%
1,692	Coventry Health Care, Inc. (a)	$119,688
802	Magellan Health Services, Inc. (a)	28,322
1,372	Manor Care, Inc.	54,521
1,228	Omnicare, Inc. (c)	52,113
551	Quest Diagnostics (c)	29,330
		283,974
	Hotels, Restaurants & Leisure - 2.2%
1,828	Applebees International, Inc.	48,416
1,888	Outback Steakhouse, Inc.	85,395
		133,811
	Household Durables - 1.9%
864	Fortune Brands, Inc. (c)	76,723
486	Mohawk Industries, Inc. (a) (c)	40,112
		116,835
	Household Products - 0.7%
796	Clorox Co. (c)	44,336
	Industrial Conglomerates - 1.2%
1,076	Carlisle Cos., Inc.	73,818
	Insurance - 8.3%
4,107	Assurant, Inc. (c)	148,245
1,060	Cincinnati Financial Corp. (c)	41,917
1,994	IPC Holdings Ltd. (Bermuda)	78,986
4,377	Old Republic International Corp.	110,689
743	PartnerRe Ltd. (Bermuda) (c)	47,877
1,051	Safeco Corp.	57,128
888	Willis Group Holdings Ltd. (Bermuda) (c)	29,068
		513,910
	IT Services - 0.9%
1,078	Affiliated Computer Services, Inc., Class A (a) (c)	55,060
	Machinery - 2.5%
1,939	Crane Co. (c)	50,995
1,102	Harsco Corp.	60,098
746	Parker-Hannifin Corp.	46,241
		157,334

SHARES	SECURITY DESCRIPTION	VALUE
	Media - 4.9%
2,621	Dex Media, Inc.	$63,971
1,270	E.W. Scripps Co., Class A (c)	61,963
1,313	Gannett Co., Inc. (c)	93,394
1,835	Interactive Data Corp. (a)	38,121
484	Knight Ridder, Inc. (c)	29,664
25	Washington Post Co. (The), Class B	20,542
		307,655
	Multi-Utilities - 3.6%
1,568	Energen Corp.	54,955
1,862	Energy East Corp.	53,946
808	Questar Corp.	53,247
1,474	SCANA Corp.	62,968
		225,116
	Multiline Retail - 2.2%
2,512	Family Dollar Stores, Inc.	65,566
781	May Department Stores Co. (The)	31,361
1,195	Tuesday Morning Corp. (c)	37,657
		134,584
	Oil, Gas & Consumable Fuels - 8.7%
950	Ashland, Inc. (a)	68,255
1,896	Burlington Resources, Inc. (c)	104,724
2,576	Devon Energy Corp. (c)	130,531
1,781	Kinder Morgan, Inc. (c)	148,179
972	Marathon Oil Corp.	51,849
937	Pioneer Natural Resources Co.	39,429
		542,967
	Paper & Forest Products - 0.6%
1,438	MeadWestvaco Corp.	40,324
	Personal Products - 0.8%
1,228	Estee Lauder Cos., Inc., Class A	48,059
	Real Estate - 2.7%
2,099	Brookfield Properties Co. (Canada)	60,448
421	Forest City Enterprises, Inc. (c)	29,863
552	PS Business Parks, Inc., Class A (REIT) (c)	24,527

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 34

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Real Estate - Continued
971	Rayonier, Inc. (REIT) (c)	$51,470
		166,308
	Software - 0.7%
1,551	Computer Associates International, Inc.	42,611
	Specialty Retail - 6.5%
2,348	Autonation, Inc. (a)	48,189
1,552	AutoZone, Inc. (a)	143,507
1,287	Sherwin-Williams Co. (The)	60,600
1,753	Tiffany & Co.	57,412
3,757	TJX Cos., Inc.	91,474
		401,182
	Textiles, Apparel & Luxury Goods - 3.9%
1,465	Columbia Sportswear Co. (a) (c)	72,366
2,944	V.F. Corp.	168,433
		240,799
	Thrifts & Mortgage Finance - 3.8%
1,925	Golden West Financial Corp. (c)	123,900
906	MGIC Investment Corp.	59,076
1,125	Webster Financial Corp.	52,526
		235,502
	Trading Companies & Distributors - 0.3%
625	Hughes Supply, Inc. (c)	17,555
	Wireless Telecommunication Services - 0.9%
1,471	Telephone & Data Systems, Inc. (c)	58,038
	Total Common Stocks (Cost $5,434,887)	6,021,819
	Total Long-Term Investments (Cost $5,434,887)	6,021,819

SHARES	SECURITY DESCRIPTION	VALUE
	Investment Company - 3.0%
183,523	JPMorgan Prime Money Market Fund (b) (m)	$183,523 (Cost $183,523)
Investments of Cash Collateral for Securities Loaned - 4.5%
	Investment Company - 0.0% (g)
1,115	BGI Prime Money Market Fund	1,115
PRINCIPAL AMOUNT
	Repurchase Agreements - 4.5%
$187,000	Credit Suisse First Boston LLC, 3.46%, dated 06/30/05, due 07/01/05, repurchase price $187,018, collateralized by U.S. Agency Mortgages	187,000
92,410	UBS Securities LLC, 3.40%, dated 06/30/05, due 07/01/05, repurchase price $92,419, collateralized by U.S. Agencies	92,410
		279,410
	Total Investments of Cash Collateral for Securities Loaned (Cost $280,525)	280,525
	Total Investments - 104.4%	$6,485,867
	(Cost $5,898,935)
	Liabilities in excess of other assets - (4.4)%	(274,450)
	NET ASSETS - 100.0%	$6,211,417

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 35

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 97.9%
	Common Stocks - 97.9%
	Aerospace & Defense - 2.2%
28	Armor Holdings, Inc. (a) (c)	$1,089
76	Aviall, Inc. (a)	2,410
52	BE Aerospace, Inc. (a) (c)	811
11	Curtiss-Wright Corp. (c)	572
81	Esterline Technologies Corp. (a)	3,254
34	Heico Corp. (c)	794
21	Hexcel Corp. (a)	352
43	Kaman Corp., Class A	778
225	Moog, Inc., Class A (a) (c)	7,071
40	Orbital Sciences Corp. (a) (c)	399
		17,530
	Air Freight & Logistics - 0.1%
19	Hub Group, Inc., Class A (a)	478
	Airlines - 0.8%
126	America West Holdings Corp., Class B (a) (c)	753
62	Delta Air Lines, Inc. (a) (c)	233
175	ExpressJet Holdings, Inc. (a) (c)	1,493
101	Mesa Air Group, Inc. (a) (c)	678
159	Pinnacle Airlines Corp. (a) (c)	1,367
88	Skywest, Inc.	1,603
		6,127
	Auto Components - 0.6%
28	American Axle & Manufacturing Holdings, Inc. (c)	708
59	ArvinMeritor, Inc.	1,053
71	Hayes Lemmerz International, Inc. (a)	503
14	Sauer-Danfoss, Inc.	245
19	Stoneridge, Inc. (a)	125
122	Tenneco Automotive, Inc. (a) (c)	2,033
		4,667
	Automobiles - 0.4%
59	Fleetwood Enterprises, Inc. (a) (c)	601
73	Thor Industries, Inc. (c)	2,301
12	Winnebago Industries, Inc. (c)	393
		3,295

SHARES	SECURITY DESCRIPTION	VALUE
	Biotechnology - 2.8%
32	Abgenix, Inc. (a) (c)	$270
121	Alexion Pharmaceuticals, Inc. (a) (c)	2,783
35	Applera Corp. - Celera Genomics Group (a)	384
42	Cell Genesys, Inc. (a) (c)	226
34	Corixa Corp. (a)	148
122	Cubist Pharmaceuticals, Inc. (a) (c)	1,607
22	CV Therapeutics, Inc. (a) (c)	502
24	Diversa Corp. (a) (c)	125
71	Encysive Pharmaceuticals, Inc. (a)	770
32	Enzon Pharmaceuticals, Inc. (a)	209
12	Exelixis, Inc. (a)	91
321	Genelabs Technologies (a)	160
24	ICOS Corp. (a) (c)	514
239	Incyte Corp. (a) (c)	1,712
49	Ligand Pharmaceuticals, Inc., Class B (a) (c)	342
38	Lifecell Corp. (a)	603
26	Martek Biosciences Corp. (a)	977
70	Myriad Genetics, Inc. (a) (c)	1,096
103	Nabi Biopharmaceuticals (a) (c)	1,572
42	OSI Pharmaceuticals, Inc. (a)	1,733
30	Renovis, Inc. (a)	455
100	Rigel Pharmaceuticals, Inc. (a) (c)	1,998
55	Seattle Genetics, Inc. (a) (c)	294
2	Tanox, Inc. (a) (c)	19
45	Telik, Inc. (a) (c)	735
13	Transkaryotic Therapies, Inc. (a) (c)	483
49	United Therapeutics Corp. (a) (c)	2,371
15	Vicuron Pharmaceuticals, Inc. (a)	430
		22,609
	Building Products - 1.9%
31	ElkCorp (c)	891
18	Griffon Corp. (a)	406
107	Jacuzzi Brands, Inc. (a) (c)	1,146
144	Lennox International, Inc. (c)	3,044
48	NCI Building Systems, Inc. (a) (c)	1,562
153	Universal Forest Products, Inc.	6,325
51	York International Corp.	1,919
		15,293

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 36

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Capital Markets - 0.2%
23	National Financial Partners Corp.	$888
35	Waddell & Reed Financial, Inc.	642
		1,530
	Chemicals - 1.6%
3	Cytec Industries, Inc.	103
77	FMC Corp. (a)	4,340
77	Georgia Gulf Corp.	2,403
10	H.B. Fuller Co.	323
27	Headwaters, Inc. (a) (c)	914
84	Hercules, Inc. (a)	1,189
28	Kronos Worldwide, Inc. (c)	830
29	NewMarket Corp. (a)	423
130	PolyOne Corp. (a)	859
39	Terra Industries, Inc. (a)	266
104	W.R. Grace & Co. (a) (c)	812
54	Wellman, Inc.	549
		13,011
	Commercial Banks - 5.8%
15	ABC Bancorp (c) (m)	264
33	Amcore Financial, Inc. (c)	980
7	AmericanWest Bancorp (a) (c)	130
4	BancFirst Corp. (c)	374
77	Bank of the Ozarks, Inc.	2,532
10	Capital Corp. of the West (c)	284
26	Capitol Bancorp Ltd. (c)	860
14	Center Financial Corp. (c)	338
38	Central Pacific Financial Corp. (c)	1,339
21	Chemical Financial Corp. (c)	701
14	City Holding Co. (c)	511
23	Columbia Banking System, Inc. (c)	556
104	Community Bank System, Inc. (c)	2,532
17	Community Trust Bancorp, Inc.	549
92	EuroBancshares, Inc. (a)	1,475
58	First Bancorp (c)	2,317
25	First Republic Bank	883
73	First State Bancorp, Inc.	1,416
26	Glacier Bancorp, Inc.	691
66	Gold Banc Corp., Inc.	960
39	Greater Bay Bancorp (c)	1,039
10	Hanmi Financial Corp.	162

SHARES	SECURITY DESCRIPTION	VALUE
	Commercial Banks - Continued
54	IBERIABANK Corp. (c)	$3,352
50	Independent Bank Corp.	1,419
102	Irwin Financial Corp. (c)	2,255
6	Macatawa Bank Corp. (c)	220
15	MB Financial, Inc.	582
9	Mercantile Bank Corp. (c)	387
24	Nara Bancorp, Inc.	349
40	Oriental Financial Group (c)	613
10	Pacific Capital Bancorp	354
12	Peoples Bancorp, Inc.	321
85	PrivateBancorp, Inc. (c)	3,007
72	Republic Bancorp, Inc. (c)	1,076
5	Republic Bancorp, Inc., Class A (c)	112
12	Simmons First National Corp., Class A	312
9	Southwest Bancorp, Inc.	174
6	State Financial Services Corp.	226
22	Sterling Bancorp (c)	468
113	Sterling Bancshares, Inc. (c)	1,760
110	Summit Bancshares, Inc.	1,894
19	Sun Bancorp, Inc. (a)	383
6	Taylor Capital Group, Inc. (c)	220
12	TriCo Bancshares	261
20	Umpqua Holdings Corp.	468
61	West Coast Bancorp (c)	1,487
59	Westamerica Bancorp	3,100
5	Western Sierra Bancorp (a)	183
33	Wilshire Bancorp, Inc. (c)	470
15	Wintrust Financial Corp. (c)	780
		47,126
	Commercial Services & Supplies - 3.1%
120	Angelica Corp. (c)	2,941
13	Banta Corp.	567
19	Coinstar, Inc. (a)	436
116	Corinthian Colleges, Inc. (a) (c)	1,480
5	CRA International, Inc. (a) (c)	291
27	DiamondCluster International, Inc. (a)	300
35	Duratek, Inc. (a) (c)	818
8	General Binding Corp. (a) (c)	173
33	Geo Group, Inc. (The) (a)	814
7	Gevity HR, Inc. (c)	136
74	Heidrick & Struggles, Inc. (a)	1,919

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 37

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Commercial Services & Supplies - Continued
287	IKON Office Solutions, Inc.	$2,729
20	Imagistics International, Inc. (a) (c)	566
21	Interpool, Inc.	449
56	John H. Harland Co.	2,124
18	Korn/Ferry International (a)	311
72	Labor Ready, Inc. (a)	1,681
77	Navigant Consulting, Inc. (a)	1,353
19	Pre-Paid Legal Services, Inc. (c)	866
30	SOURCECORP, Inc. (a)	587
45	Spherion Corp. (a) (c)	298
111	TeleTech Holdings, Inc. (a) (c)	901
23	Tetra Tech, Inc. (a) (c)	306
46	United Rentals, Inc. (a) (c)	924
28	United Stationers, Inc. (a)	1,365
6	Vertrue, Inc. (a)	218
14	Waste Connections, Inc. (a)	526
		25,079
	Communications Equipment - 2.6%
143	3Com Corp. (a)	519
36	Ariba, Inc. (a) (c)	206
106	Arris Group, Inc. (a)	927
84	Aspect Communications Corp. (a) (c)	940
15	Audiovox Corp. (a) (c)	236
47	Avocent Corp. (a)	1,223
18	Bel Fuse, Inc., Class B (c)	562
31	Black Box Corp. (c)	1,108
62	C-COR, Inc. (a) (c)	426
50	CIENA Corp. (a)	105
58	CommScope, Inc. (a) (c)	1,013
13	Comtech Telecommunications Corp. (a) (c)	437
21	Ditech Communications Corp. (a)	139
24	Echelon Corp. (a)	167
73	Extreme Networks, Inc. (a)	300
30	Finisar Corp. (a) (c)	31
64	Foundry Networks, Inc. (a)	549
7	Glenayre Technologies, Inc. (a)	28
42	Harmonic, Inc. (a) (c)	205
110	Inter-Tel, Inc. (c)	2,038
10	Interdigital Communications Corp. (a) (c)	170

SHARES	SECURITY DESCRIPTION	VALUE
	Communications Equipment - Continued
119	MRV Communications, Inc. (a) (c)	$259
34	Netgear, Inc. (a) (c)	630
89	Plantronics, Inc.	3,225
15	Polycom, Inc. (a)	228
13	Powerwave Technologies, Inc. (a)	132
28	Redback Networks, Inc. (a) (c)	177
43	SafeNet, Inc. (a) (c)	1,451
116	Symmetricom, Inc. (a) (c)	1,198
50	Tekelec (a) (c)	843
48	Terayon Communication Systems, Inc. (a)	147
109	Utstarcom, Inc. (a) (c)	819
72	Westell Technologies, Inc. (a) (c)	432
		20,870
	Computers & Peripherals - 1.7%
130	Adaptec, Inc. (a) (c)	503
35	Advanced Digital Information Corp. (a)	268
221	Brocade Communications Systems, Inc. (a)	858
26	Dot Hill Systems Corp. (a) (c)	138
12	Electronics for Imaging, Inc. (a) (c)	259
83	Gateway, Inc. (a) (c)	274
59	Hutchinson Technology, Inc. (a) (c)	2,253
25	Hypercom Corp. (a) (c)	164
51	Imation Corp.	1,990
52	Intergraph Corp. (a) (c)	1,778
57	Komag, Inc. (a) (c)	1,623
180	Maxtor Corp. (a) (c)	935
33	PalmOne, Inc. (a) (c)	985
109	Quantum Corp. (a) (c)	323
183	Silicon Graphics, Inc. (a) (c)	130
7	Stratasys, Inc. (a)	225
24	Synaptics, Inc. (a) (c)	517
17	UNOVA, Inc. (a) (c)	461
		13,684
	Construction & Engineering - 0.4%
17	Dycom Industries, Inc. (a)	333
69	MasTec, Inc. (a) (c)	606
38	Quanta Services, Inc. (a) (c)	338
20	URS Corp. (a)	743

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 38

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Construction & Engineering - Continued
29	Washington Group International, Inc. (a) (c)	$1,498
		3,518
	Construction Materials - 0.4%
15	Ameron International Corp. (c)	557
23	Eagle Materials, Inc. (c)	2,083
18	Texas Industries, Inc.	990
		3,630
	Consumer Finance - 1.2%
15	ACE Cash Express, Inc. (a) (c)	373
18	Advanta Corp. (c)	504
20	Asta Funding, Inc. (c)	561
197	Cash America International, Inc.	3,958
50	CompuCredit Corp. (a) (c)	1,728
7	Credit Acceptance Corp. (a) (c)	109
69	Metris Cos., Inc. (a)	993
5	United PanAm Financial Corp. (a)	130
55	World Acceptance Corp. (a)	1,638
		9,994
	Containers & Packaging - 0.5%
26	Crown Holdings, Inc. (a)	367
23	Greif, Inc., Class A	1,375
48	Silgan Holdings, Inc.	2,694
		4,436
	Distributors - 0.2%
42	Handleman Co. (c)	697
38	WESCO International, Inc. (a)	1,180
		1,877
	Diversified Financial Services - 0.6%
7	Encore Capital Group, Inc. (a) (c)	126
15	eSpeed, Inc. (a) (c)	131
81	GATX Corp. (c)	2,781
48	Knight Capital Group, Inc. (a)	364
17	Nasdaq Stock Market, Inc. (a)	311
100	Technology Investment Capital Corp.	1,486
		5,199

SHARES	SECURITY DESCRIPTION	VALUE
	Diversified Telecommunication Services - 1.1%
40	Broadwing Corp. (a) (c)	$185
468	Cincinnati Bell, Inc. (a)	2,012
63	CT Communications, Inc. (c)	817
80	ITC Deltacom, Inc. (a)	68
454	Premiere Global Services, Inc. (a) (c)	5,120
107	Primus Telecom Group (a) (c)	67
30	Talk America Holdings, Inc. (a)	302
76	Time Warner Telecom, Inc., Class A (a) (c)	451
		9,022
	Electric Utilities - 0.8%
24	Black Hills Corp. (c)	892
55	El Paso Electric Co. (a)	1,114
18	Idacorp, Inc.	548
5	MGE Energy, Inc.	175
54	PNM Resources, Inc.	1,550
5	UIL Holdings Corp. (c)	291
74	Unisource Energy Corp.	2,288
		6,858
	Electrical Equipment - 0.1%
20	Encore Wire Corp. (a) (c)	236
11	Evergreen Solar, Inc. (a) (c)	69
14	General Cable Corp. (a)	205
23	Power-One, Inc. (a) (c)	142
30	Valence Technology, Inc. (a) (c)	85
		737
	Electronic Equipment & Instruments - 2.2%
60	Aeroflex, Inc. (a)	500
84	Agilysis, Inc. (c)	1,314
85	Anixter International, Inc. (a)	3,141
8	BEI Technologies, Inc. (c)	200
7	Bell Microproducts, Inc. (a)	69
53	Benchmark Electronics, Inc. (a)	1,600
27	Brightpoint, Inc. (a) (c)	590
29	Checkpoint Systems, Inc. (a) (c)	510
59	CTS Corp. (c)	719
24	Electro Scientific Industries, Inc. (a) (c)	426
7	Faro Technologies, Inc. (a) (c)	183
81	Global Imaging Systems, Inc. (a) (c)	2,590
36	Itron, Inc. (a)	1,604

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 39

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Electronic Equipment & Instruments - Continued
25	Lexar Media, Inc. (a) (c)	$124
13	MTS Systems Corp. (c)	437
16	Planar Systems, Inc. (a) (c)	118
28	Radisys Corp. (a) (c)	444
25	Rofin-Sinar Technologies, Inc. (a)	813
53	Sypris Solutions, Inc. (c)	656
28	Trimble Navigation Ltd. (a)	1,099
88	TTM Technologies, Inc. (a)	672
3	Zygo Corp. (a)	25
		17,834
	Energy Equipment & Services - 2.2%
199	Grey Wolf, Inc. (a)	1,475
15	Gulf Island Fabrication, Inc.	304
13	Gulfmark Offshore, Inc. (a)	342
46	Hanover Compressor Co. (a) (c)	524
22	Hydril (a)	1,174
213	Key Energy Services, Inc. (a) (c)	2,570
44	Lone Star Technologies, Inc. (a)	2,002
9	Lufkin Industries, Inc. (c)	327
68	Oceaneering International, Inc. (a)	2,613
30	Offshore Logistics, Inc. (a)	985
29	Oil States International, Inc. (a)	727
30	Parker Drilling Co. (a)	208
144	Todco, Class A (a)	3,696
44	Veritas DGC, Inc. (a)	1,229
		18,176
	Food & Staples Retailing - 0.5%
31	Great Atlantic & Pacific Tea Co., Inc. (a) (c)	892
13	Nash Finch Co. (c)	481
65	Pantry, Inc. (The) (a)	2,518
32	Pathmark Stores, Inc. (a)	280
		4,171
	Food Products - 1.2%
161	Chiquita Brands International, Inc. (c)	4,407
76	Corn Products International, Inc.	1,808
13	Flowers Foods, Inc. (c)	463
14	J & J Snack Foods Corp. (c)	712
53	Sanderson Farms, Inc. (c)	2,404
		9,794

SHARES	SECURITY DESCRIPTION	VALUE
	Gas Utilities - 1.4%
32	Atmos Energy Corp.	$907
59	New Jersey Resources Corp.	2,852
7	Nicor, Inc.	280
28	Northwest Natural Gas Co. (c)	1,059
17	South Jersey Industries, Inc.	1,064
96	Southern Union Co. (a)	2,359
68	Southwest Gas Corp.	1,724
46	WGL Holdings, Inc.	1,541
		11,786
	Health Care Equipment & Supplies - 3.0%
19	Abiomed, Inc. (a) (c)	159
46	Align Technology, Inc. (a) (c)	342
3	Analogic Corp. (c)	166
32	Animas Corp. (a) (c)	645
22	Arrow International, Inc.	689
38	Arthrocare Corp. (a) (c)	1,321
5	Bio-Rad Laboratories, Inc., Class A (a)	320
23	Biosite, Inc. (a)	1,237
84	Conmed Corp. (a) (c)	2,579
31	Diagnostic Products Corp.	1,462
176	Encore Medical Corp. (a) (c)	975
13	EPIX Pharmaceuticals, Inc. (a) (c)	119
15	Immucor, Inc. (a)	444
31	Integra LifeSciences Holdings Corp. (a) (c)	896
16	Inverness Medical Innovations, Inc. (a) (c)	429
75	Kyphon, Inc. (a) (c)	2,613
38	Mentor Corp. (c)	1,568
36	Nektar Therapeutics (a)	613
50	Neurometrix, Inc. (a) (c)	999
14	Palomar Medical Technologies, Inc. (a) (c)	332
41	PolyMedica Corp. (c)	1,473
8	Regeneration Technologies, Inc. (a) (c)	51
114	Steris Corp.	2,927
53	SurModics, Inc. (a) (c)	2,286
		24,645

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 40

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Health Care Providers & Services - 5.0%
40	Alderwoods Group, Inc. (a)	$573
130	Alliance Imaging, Inc. (a) (c)	1,359
20	America Service Group, Inc. (a)	315
77	Andrx Corp. (a)	1,568
51	Apria Healthcare Group, Inc. (a)	1,774
80	Centene Corp. (a) (c)	2,680
75	Computer Programs & Systems, Inc. (c)	2,799
10	Dendrite International, Inc. (a) (c)	135
25	Genesis HealthCare Corp. (a) (c)	1,171
118	Kindred Healthcare, Inc. (a) (c)	4,670
52	LCA Vision, Inc. (c)	2,510
77	OCA, Inc. (a) (c)	145
80	Owens & Minor, Inc.	2,581
51	Pediatrix Medical Group, Inc. (a)	3,780
79	Per-Se Technologies, Inc. (a) (c)	1,665
131	PSS World Medical, Inc. (a) (c)	1,628
46	Res-Care, Inc. (a)	620
38	Sierra Health Services (a)	2,701
166	Stewart Enterprises, Inc. (c)	1,085
38	Symbion, Inc. (a)	897
57	Trizetto Group (a)	799
73	United Surgical Partners International, Inc. (a) (c)	3,823
70	Ventiv Health, Inc. (a) (c)	1,350
		40,628
	Hotels, Restaurants & Leisure - 2.4%
76	Ameristar Casinos, Inc.	1,983
29	Argosy Gaming Co. (a)	1,333
12	CEC Entertainment, Inc. (a) (c)	505
98	CKE Restaurants, Inc. (c)	1,367
32	Jack in the Box, Inc. (a)	1,195
176	Landry's Restaurants, Inc. (c)	5,305
49	Multimedia Games, Inc. (a) (c)	543
59	Navigant International, Inc. (a) (c)	873
22	O'Charley's, Inc. (a)	381
50	Pinnacle Entertainment, Inc. (a) (c)	974
25	Rare Hospitality International, Inc. (a)	771
89	Ruby Tuesday, Inc. (c)	2,297
123	Ryan's Restaurant Group, Inc. (a) (c)	1,723
		19,250

SHARES	SECURITY DESCRIPTION	VALUE
	Household Durables - 1.3%
21	American Greetings, Class A (c)	$546
1	CSS Industries, Inc.	28
50	Furniture Brands International, Inc. (c)	1,078
16	Meritage Homes Corp. (a) (c)	1,280
34	Stanley Furniture Co., Inc.	825
103	Technical Olympic USA, Inc. (c)	2,505
107	Tupperware Corp. (c)	2,510
50	WCI Communities, Inc. (a) (c)	1,595
		10,367
	Industrial Conglomerates - 0.3%
55	Walter Industries, Inc. (c)	2,203
	Insurance - 2.6%
6	American Physicians Capital, Inc. (a)	223
36	Argonaut Group, Inc. (a) (c)	840
150	Delphi Financial Group, Inc. (c)	6,605
34	Direct General Corp. (c)	633
31	LandAmerica Financial Group, Inc. (c)	1,834
10	Midland Co. (The)	348
2	Navigators Group, Inc. (a) (c)	76
218	PMA Capital Corp., Class A (a) (c)	1,928
30	Selective Insurance Group (c)	1,467
33	Stewart Information Services Corp.	1,390
14	United Fire & Casualty Co.	604
1	Vesta Insurance Group, Inc.	3
80	Zenith National Insurance Corp.	5,436
		21,387
	Internet & Catalog Retail - 0.2%
18	1-800-Flowers.com, Inc., Class A (a) (c)	124
21	GSI Commerce, Inc. (a) (c)	345
44	Insight Enterprises, Inc. (a)	888
9	J. Jill Group, Inc. (The) (a) (c)	125
12	Nutri/System, Inc. (a)	176
		1,658
	Internet Software & Services - 2.4%
2	aQuantive, Inc. (a)	34
60	AsiaInfo Holdings, Inc. (a) (c)	329
30	Autobytel, Inc. (a)	145
5	Blue Coat Systems, Inc. (a) (c)	138

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 41

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Internet Software & Services - Continued
339	CMGI, Inc. (a) (c)	$640
123	CNET Networks, Inc. (a)	1,444
25	Digital Insight Corp. (a) (c)	605
29	Digital River, Inc. (a) (c)	908
109	Digitas, Inc. (a)	1,248
116	DoubleClick, Inc. (a) (c)	977
292	EarthLink, Inc. (a)	2,525
17	Equinix, Inc. (a) (c)	741
175	Homestore, Inc. (a) (c)	356
43	Infospace, Inc. (a) (c)	1,419
49	Internet Security Systems (a)	998
6	Interwoven, Inc. (a) (c)	43
37	Ipass, Inc. (a) (c)	221
31	j2 Global Communications, Inc. (a)	1,064
34	Jupitermedia Corp. (a) (c)	589
132	Looksmart Ltd. (a)	98
38	Openwave Systems, Inc. (a) (c)	618
130	SupportSoft, Inc. (a)	672
75	United Online, Inc.	812
67	ValueClick, Inc. (a) (c)	830
44	WebEx Communications, Inc. (a) (c)	1,149
22	webMethods, Inc. (a)	123
17	Websense, Inc. (a) (c)	812
		19,538
	IT Services - 1.4%
106	Acxiom Corp.	2,222
166	BearingPoint, Inc. (a) (c)	1,213
4	BISYS Group, Inc. (The) (a)	61
122	Ciber, Inc. (a) (c)	971
11	Covansys Corp. (a)	141
37	CSG System International, Inc. (a) (c)	704
39	Euronet Worldwide, Inc. (a) (c)	1,143
47	Gartner, Inc., Class A (a) (c)	501
18	Intrado, Inc. (a) (c)	268
41	Lionbridge Technologies (a) (c)	280
48	ManTech International Corp., Class A (a) (c)	1,502
83	Perot Systems Corp., Class A (a)	1,183
14	Safeguard Scientifics, Inc. (a)	17
30	Startek, Inc. (c)	486

SHARES	SECURITY DESCRIPTION	VALUE
	IT Services - 1.4%- Continued
77	SYKES Enterprises, Inc. (a) (c)	$729
30	Tyler Technologies, Inc. (a) (c)	223
		11,644
	Leisure Equipment & Products - 0.8%
111	JAKKS Pacific, Inc. (a) (c)	2,123
45	K2, Inc. (a)	572
33	MarineMax, Inc. (a) (c)	1,015
57	RC2 Corp. (a)	2,123
28	Steinway Musical Instruments, Inc. (a) (c)	816
		6,649
	Machinery - 3.2%
66	AGCO Corp. (a) (m)	1,260
48	Astec Industries, Inc. (a)	1,111
58	Barnes Group, Inc. (c)	1,910
50	Briggs & Stratton Corp. (c)	1,741
31	Cascade Corp. (c)	1,319
44	Crane Co.	1,165
8	ESCO Technologies, Inc. (a) (c)	836
50	Flowserve Corp. (a)	1,516
31	Greenbrier Cos., Inc.	832
54	JLG Industries, Inc. (c)	1,495
36	Joy Global, Inc.	1,211
57	Lincoln Electric Holdings, Inc. (c)	1,886
50	Manitowoc Co., Inc.	2,030
6	Middleby Corp. (a)	295
26	NACCO Industries, Inc., Class A (c)	2,745
40	Reliance Steel & Aluminum Co.	1,479
13	Tecumseh Products Co., Class A	346
25	Valmont Industries, Inc. (c)	653
38	Wabash National Corp.	921
38	Watts Water Technologies, Inc., Class A (c)	1,256
		26,007
	Media - 2.3%
15	Advo, Inc.	465
31	Arbitron, Inc. (c)	1,326
16	Carmike Cinemas, Inc.	491
27	Catalina Marketing Corp. (c)	681

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 42

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Media - Continued
225	Charter Communications, Inc., Class A (a) (c)	$265
6	Emmis Communications Corp., Class A (a)	105
222	Gemstar-TV Guide International, Inc. (a)	798
33	Gray Television, Inc. (c)	399
31	Insight Communications Co., Inc., Class A (a)	345
5	Journal Register Co. (a) (c)	86
146	Lodgenet Entertainment Corp. (a)	2,417
23	Media General, Inc., Class A	1,470
197	Mediacom Communications Corp., Class A (a) (c)	1,354
289	Primedia, Inc. (a) (c)	1,172
49	ProQuest Co. (a) (c)	1,593
132	Radio One, Inc., Class D (a)	1,691
21	RCN Corp. (a)	473
20	Saga Communications, Inc., Class A (a)	274
42	Scholastic Corp. (a)	1,627
30	Valassis Communications, Inc. (a)	1,119
70	World Wrestling Entertainment, Inc.	797
		18,948
	Metals & Mining - 1.5%
32	AK Steel Holding Corp. (a) (c)	208
159	Commercial Metals Co.	3,785
13	Metal Management, Inc. (c)	242
30	NN, Inc. (c)	378
23	Oregon Steel Mills, Inc. (a) (c)	399
84	Quanex Corp.	4,477
62	Ryerson Tull, Inc. (c)	879
57	Steel Dynamics, Inc. (c)	1,501
		11,869
	Multi-Utilities - 0.7%
47	Avista Corp.	866
79	Energen Corp.	2,752
6	NorthWestern Corp.	201
177	Sierra Pacific Resources (a) (c)	2,207
		6,026

SHARES	SECURITY DESCRIPTION	VALUE
	Multiline Retail - 0.2%
74	ShopKo Stores, Inc. (a)	$1,799
	Oil, Gas & Consumable Fuels - 3.9%
31	ATP Oil & Gas Corp. (a) (c)	714
17	Callon Petroleum Co. (a) (c)	253
41	Cimarex Energy Co. (a)	1,595
7	Clayton Williams Energy, Inc. (a)	218
23	Comstock Resources, Inc. (a)	582
38	Energy Partners Ltd. (a) (c)	983
14	Giant Industries, Inc. (a) (c)	515
145	Houston Exploration Co. (a)	7,681
39	Mission Resources Corp. (a)	316
14	Penn Virginia Corp. (c)	630
187	Southwestern Energy Co. (a)	8,799
53	St. Mary Land & Exploration Co.	1,542
35	Stone Energy Corp. (a)	1,687
31	Swift Energy Co. (a)	1,100
55	Tesoro Corp.	2,558
70	Vintage Petroleum, Inc.	2,136
34	World Fuel Services Corp.	798
		32,107
	Paper & Forest Products - 0.1%
22	Schweitzer-Mauduit International, Inc. (c)	672
	Personal Products - 0.1%
43	Playtex Products, Inc. (a)	467
	Pharmaceuticals - 1.6%
31	Able Laboratories, Inc. (a) (c)	108
137	Adolor Corp. (a) (c)	1,264
16	Antigenics, Inc. (a) (c)	84
99	AtheroGenics, Inc. (a) (c)	1,574
40	Auxilium Pharmaceuticals, Inc. (a) (c)	191
583	AVANIR Pharmaceuticals, Class A (a)	1,632
251	Cypress Bioscience, Inc. (a) (c)	3,317
38	Impax Laboratories, Inc. (a) (c)	590
82	Medicis Pharmaceutical Corp., Class A (c)	2,605
51	Palatin Technologies, Inc. (a) (c)	90
8	Par Pharmaceutical Cos, Inc. (a)	267
86	Theravance, Inc. (a)	1,454
		13,176

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 43

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Real Estate - 8.0%
89	Affordable Residential Communities (REIT) (c) (m)	$1,183
60	American Financial Realty Trust (REIT)	917
101	American Home Mortgage Investment Corp. (REIT) (c)	3,524
103	Anthracite Capital, Inc. (REIT) (c)	1,218
11	Ashford Hospitality Trust, Inc.	122
18	Boykin Lodging Co. (REIT) (a)	234
56	Capital Automotive REIT (REIT)	2,145
162	CarrAmerica Realty Corp. (REIT)	5,854
43	Entertainment Properties Trust (REIT)	1,978
93	Equity Inns, Inc. (REIT)	1,240
100	FelCor Lodging Trust, Inc. (REIT) (a)	1,441
46	Gables Residential Trust (REIT)	1,984
46	Glimcher Realty Trust (REIT) (c)	1,271
153	Government Properties Trust, Inc. (REIT) (c)	1,482
42	Impac Mortgage Holdings, Inc. (REIT) (c)	780
203	Innkeepers USA Trust (REIT)	3,036
9	Jones Lang LaSalle, Inc. (a)	394
8	Kilroy Realty Corp. (REIT)	389
24	LaSalle Hotel Properties (REIT)	797
51	Levitt Corp., Class A	1,535
97	Lexington Corp. Properties Trust (REIT)	2,348
123	LTC Properties, Inc. (REIT) (c)	2,540
110	Maguire Properties, Inc. (REIT)	3,123
155	Meristar Hospitality Corp. (REIT) (a) (c)	1,329
95	MFA Mortgage Investments, Inc. (REIT)	704
135	Mid-America Apartment Communities, Inc. (REIT)	6,113
14	National Health Investors, Inc. (REIT) (c)	404
34	Novastar Financial, Inc. (REIT) (c)	1,319
91	Pennsylvania Real Estate Investment Trust (REIT) (c)	4,337
110	Prentiss Properties Trust (REIT)	3,994
129	RAIT Investment Trust (REIT) (c)	3,867
62	Saul Centers, Inc. (REIT) (c)	2,250
34	Taubman Centers, Inc. (REIT) (c)	1,173
		65,025

SHARES	SECURITY DESCRIPTION	VALUE
	Road & Rail - 1.6%
17	Amerco, Inc. (a)	$900
25	Arkansas Best Corp.	798
61	Dollar Thrifty Automotive Group, Inc. (a) (c)	2,313
77	Genesee & Wyoming, Inc., Class A (a)	2,098
16	Old Dominion Freight Line (a)	424
32	Overnite Corp.	1,375
80	RailAmerica, Inc. (a) (c)	956
100	SCS Transportation, Inc. (a)	1,785
19	Swift Transportation Co., Inc. (a) (c)	450
53	U.S. Xpress Enterprises, Inc., Class A (a)	627
80	Werner Enterprises, Inc.	1,561
		13,287
	Semiconductors & Semiconductor Equipment - 4.5%
24	Actel Corp. (a) (c)	335
32	ADE Corp. (a) (c) (m)	889
66	Advanced Energy Industries, Inc. (a)	519
99	AMIS Holdings, Inc. (a)	1,321
154	Amkor Technology, Inc. (a) (c)	692
106	Applied Micro Circuits Corp. (a)	272
27	Asyst Technologies, Inc. (a) (c)	118
299	Atmel Corp. (a)	708
18	ATMI, Inc. (a) (c)	511
40	August Technology Corp. (a)	465
136	Axcelis Technologies, Inc. (a)	934
51	Brooks Automation, Inc. (a) (c)	762
37	Cabot Microelectronics Corp. (a) (c)	1,067
75	Cirrus Logic, Inc. (a)	400
8	Cohu, Inc. (c)	168
146	Conexant Systems, Inc. (a) (c)	235
54	Credence Systems Corp. (a) (c)	484
42	Cymer, Inc. (a) (c)	1,094
125	Cypress Semiconductor Corp. (a)	1,572
23	Diodes, Inc. (a) (c)	702
23	DSP Group, Inc. (a)	549
21	Exar Corp. (a)	305
58	Fairchild Semiconductor International, Inc. (a)	861
17	Genesis Microchip, Inc. (a) (c)	310
35	Integrated Circuit Systems, Inc. (a)	716

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 44

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Semiconductors & Semiconductor Equipment - Continued
27	Integrated Silicon Solutions, Inc. (a) (c)	$196
43	IXYS Corp. (a)	614
24	Kopin Corp. (a) (c)	121
48	Lattice Semiconductor Corp. (a)	211
56	LTX Corp. (a)	277
62	Mattson Technology, Inc. (a) (c)	446
84	Micrel, Inc. (a)	970
62	Microsemi Corp. (a)	1,169
29	Mindspeed Technologies, Inc. (a) (c)	36
66	MIPS Technologies, Inc. (a)	472
18	MKS Instruments, Inc. (a) (c)	311
54	Mykrolis Corp. (a)	760
68	Omnivision Technologies, Inc. (a) (c)	920
319	ON Semiconductor Corp. (a) (c)	1,468
69	Photronics, Inc. (a) (c)	1,617
68	Pixelworks, Inc. (a) (c)	583
69	PMC-Sierra, Inc. (a)	641
18	Power Integrations, Inc. (a) (c)	380
47	Rambus, Inc. (a) (c)	634
180	RF Micro Devices, Inc. (a) (c)	975
44	Semitool, Inc. (a)	417
74	Semtech Corp. (a)	1,232
41	Sigmatel, Inc. (a) (c)	710
87	Silicon Image, Inc. (a)	892
38	Silicon Laboratories, Inc. (a)	1,001
139	Silicon Storage Technology, Inc. (a) (c)	559
124	Skyworks Solutions, Inc. (a)	915
12	Supertex, Inc. (a) (c)	217
83	Transmeta Corp. (a) (c)	50
9	Ultratech, Inc. (a) (c)	156
23	Varian Semiconductor Equipment Associates, Inc. (a) (c)	833
211	Vitesse Semiconductor Corp. (a) (c)	441
26	Zoran Corp. (a)	347
		36,560
	Software - 2.3%
7	Ansoft Corp. (a)	164
22	Ansys, Inc. (a) (c)	792
52	Aspen Technology, Inc. (a) (c)	269

SHARES	SECURITY DESCRIPTION	VALUE
	Software - Continued
63	Borland Software Corp. (a)	$429
61	E.piphany, Inc. (a) (c)	213
31	Epicor Software Corp. (a)	408
26	EPIQ Systems, Inc. (a) (c)	422
24	Factset Research Systems, Inc. (c)	848
15	Filenet Corp. (a) (c)	385
44	Informatica Corp. (a) (c)	367
7	Intervideo, Inc. (a)	96
13	InterVoice, Inc. (a)	109
33	JDA Software Group, Inc. (a)	377
12	Kronos, Inc. (a) (c)	485
30	Macrovision Corp. (a)	672
37	Magma Design Automation, Inc. (a) (c)	308
29	Manhattan Associates, Inc. (a) (c)	555
56	Mentor Graphics Corp. (a) (c)	572
18	MicroStrategy, Inc. (a) (c)	965
30	MRO Software, Inc. (a) (c)	443
273	Parametric Technology Corp. (a)	1,739
20	Pegasystems, Inc. (a) (c)	117
42	Phoenix Technologies Ltd. (a)	325
22	Portal Software, Inc. (a) (c)	43
89	Progress Software Corp. (a)	2,689
7	Quality Systems, Inc. (a) (c)	322
23	Quest Software, Inc. (a)	307
133	Secure Computing Corp. (a)	1,447
6	SPSS, Inc. (a) (c)	107
9	SS&C Technologies, Inc. (c)	269
17	Talx Corp.	502
38	TIBCO Software, Inc. (a)	250
11	TradeStation Group, Inc. (a)	97
46	Transaction Systems Architechs, Inc. (a)	1,123
53	Wind River Systems, Inc. (a)	824
		19,040
	Specialty Retail - 5.2%
326	Aaron Rents, Inc.	8,117
83	Aeropostale, Inc. (a)	2,802
95	Asbury Automotive Group, Inc. (a)	1,459
20	Big 5 Sporting Goods Corp.	553
43	Brookstone, Inc. (a) (c)	804
21	Build-A-Bear Workshop, Inc. (a)	485
17	Building Material Holding Corp.	1,206

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 45

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Specialty Retail - Continued
60	Burlington Coat Factory Warehouse Corp. (c)	$2,541
322	Charming Shoppes, Inc. (a)	3,007
39	Children's Place, Inc. (a) (c)	1,834
21	Dress Barn, Inc. (a)	482
10	Electronics Boutique Holdings Corp. (a) (c)	641
65	Genesco, Inc. (a) (c)	2,411
35	Guess?, Inc. (a) (c)	585
35	HOT Topic, Inc. (a) (c)	660
49	Lithia Motors, Inc., Class A (c)	1,405
19	Movie Gallery, Inc. (c)	500
47	Pacific Sunwear of California, Inc. (a)	1,078
52	Petco Animal Supplies, Inc. (a)	1,525
106	Rent-A-Center, Inc. (a)	2,457
47	Select Comfort Corp. (a) (c)	1,007
20	Sonic Automotive, Inc.	430
13	Sports Authority, Inc. (The) (a) (c)	413
10	Stage Stores, Inc. (a) (c)	419
99	Stein Mart, Inc. (c)	2,174
89	Too, Inc. (a)	2,089
20	Trans World Entertainment Corp. (a) (c)	237
24	United Auto Group, Inc. (c)	724
		42,045
	Textiles, Apparel & Luxury Goods - 1.2%
18	Brown Shoe Co., Inc. (c)	713
18	DHB Industries, Inc. (a) (c)	155
25	Fossil, Inc. (a) (c)	558
70	K-Swiss, Inc., Class A	2,277
41	Kellwood Co.	1,095
43	Kenneth Cole Productions, Inc., Class A	1,341
37	Movado Group, Inc. (c)	697
21	Russell Corp. (c)	435
70	Skechers U.S.A., Inc., Class A (a)	991
36	Unifirst Corp.	1,476
		9,738
	Thrifts & Mortgage Finance - 3.1%
44	Accredited Home Lenders Holding Co. (a) (c)	1,949
161	Bank Atlantic Bancorp, Inc., Class A (c)	3,055

SHARES	SECURITY DESCRIPTION	VALUE
	Thrifts & Mortgage Finance - Continued
19	Commercial Capital Bancorp, Inc. (c)	$322
86	Corus Bankshares, Inc.	4,783
21	Dime Community Bancshares	312
77	First Niagara Financial Group, Inc. (c)	1,121
3	First Place Financial Corp.	52
3	FirstFed Financial Corp. (a)	197
47	Flagstar Bancorp, Inc. (c)	892
60	Fremont General Corp. (c)	1,469
29	Gibraltar Industries, Inc. (c)	534
14	ITLA Capital Corp. (a)	733
44	Partners Trust Financial Group, Inc. (c)	465
98	Provident Bancorp, Inc. (a) (c)	1,190
140	R&G Financial Corp., Class B	2,475
38	Sterling Financial Corp.(a)	1,421
261	W Holding Co., Inc.	2,670
29	WSFS Financial Corp.	1,581
		25,221
	Tobacco - 0.5%
172	Alliance One International, Inc. (c)	1,033
64	Universal Corp.	2,793
		3,826
	Trading Companies & Distributors - 1.4%
273	Applied Industrial Technologies, Inc. (c)	8,801
84	Hughes Supply, Inc.	2,346
16	Nuco2, Inc. (a) (c)	418
		11,565
	Wireless Telecommunication Services - 0.5%
79	Centennial Communications Corp. (a)	1,102
423	Dobson Communications Corp. (a)	1,800
24	InPhonic, Inc. (a) (c)	375
4	Remec, Inc. (a) (c)	28
75	US Unwired, Inc. (a)	438
		3,743
	Total Common Stocks (Cost $747,661)	797,421
	Total Long-Term Investments (Cost $747,661)	797,421

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 46

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investments - 2.0%
	Investment Company - 1.6%
12,739	JPMorgan Prime Money Market Fund (b) (m)	$12,739
PRINCIPAL AMOUNT
	U.S. Treasury Obligation - 0.4%
$3,350	U.S. Treasury Note, 1.88%, 11/30/05 (k)	3,331
	Total Short-Term Investments (Cost $16,065)	16,070
SHARES
Investments of Cash Collateral for Securities Loaned - 22.9%
	Investment Companies - 0.8%
2,926	BGI Prime Money Market Fund	2,926
3,557	Morgan Stanley Intitutional Liquidity Funds	3,557
		6,483

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Repurchase Agreements - 22.1%
$180,000	Credit Suisse First Boston LLC, 3.46%, dated 06/30/05, due 07/01/05, repurchase price $180,018, collateralized by U.S. Agency Mortgages	$180,000
	Total Investments of Cash Collateral for Securities Loaned (Cost $186,483)	186,483
	Total Investments - 122.8%	$999,974
	(Cost $950,209)
	Liabilities in excess of other assets - (22.8)%	(185,405)
	Net Assets - 100.0%	$814,569

  Percentages indicated are based on net assets.

Futures Contracts

(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 06/30/05	UNREALIZED APPRECIATION
47	Russell 2000 Index	September, 2005	$15,113	$353

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 47

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 95.7%
	Common Stocks - 95.7%
	Aerospace & Defense - 1.7%
56	Alliant Techsystems, Inc. (a)	$3,979
67	Esterline Technologies Corp. (a) (c)	2,665
		6,644
	Automobiles - 0.7%
77	Winnebago Industries, Inc. (c)	2,528
	Banks - 0.1%
11	Western Alliance Bancorp (c)	285
	Biotechnology - 0.2%
43	ICOS Corp. (a) (c)	904
	Chemicals - 5.5%
187	Airgas, Inc.	4,601
152	Albemarle Corp.	5,558
98	Georgia Gulf Corp. (c)	3,046
112	Scotts Miracle-Gro Co. (The), Class A (a)	8,004
		21,209
	Commercial Banks - 8.8%
69	Alabama National Bancorp (c)	4,478
45	Bank of the Ozarks, Inc. (c)	1,478
49	Boston Private Financial Holdings, Inc.	1,243
85	East-West Bancorp, Inc. (c)	2,838
45	First Community Bancorp, Inc.	2,142
102	Hancock Holding Co. (c)	3,519
32	MB Financial, Inc. (c)	1,255
127	SY Bancorp, Inc. (c)	2,904
104	Texas Regional Bancshares, Inc. (c)	3,182
231	United Bancshares, Inc. (c)	8,240
48	Wintrust Financial Corp. (c)	2,523
		33,802
	Commercial Services & Supplies - 6.5%
121	Brady Corp., Class A (c)	3,748
560	Hudson Highland Group, Inc. (a) (c)	8,737
71	Morningstar, Inc. (a)	1,999
76	School Specialty, Inc. (a) (c)	3,555
187	Waste Connections, Inc. (a)	6,981
		25,020

SHARES	SECURITY DESCRIPTION	VALUE
	Communications Equipment - 1.3%
111	Avocent Corp. (a)	$2,904
107	Inter-Tel, Inc. (c)	1,982
		4,886
	Computers & Peripherals - 1.1%
126	Intergraph Corp. (a) (c)	4,349
	Containers & Packaging - 1.9%
70	AptarGroup, Inc. (c)	3,576
68	Silgan Holdings, Inc.	3,825
		7,401
	Diversified Telecommunication Services - 0.2%
24	NeuStar, Inc. (a)	625
	Electrical Equipment - 1.6%
426	General Cable Corp. (a) (c)	6,316
	Electronic Equipment & Instruments - 1.7%
110	Anixter International, Inc. (a) (c)	4,070
59	Scansource, Inc. (a) (c)	2,542
		6,612
	Energy Equipment & Services - 2.6%
84	FMC Technologies, Inc. (a) (c)	2,695
86	Maverick Tube Corp. (a) (c)	2,575
134	Universal Compression Holdings, Inc. (a) (c)	4,870
		10,140
	Gas Utilities - 1.1%
71	Atmos Energy Corp. (c)	2,057
48	New Jersey Resources Corp. (c)	2,335
		4,392
	Health Care Equipment & Supplies - 5.4%
79	Advanced Medical Optics, Inc. (a)	3,128
59	Cooper Cos., Inc. (The)	3,607
41	Datascope Corp. (c)	1,357
41	Idexx Laboratories, Inc. (a) (c)	2,556
76	Invacare Corp. (c)	3,363

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 48

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Health Care Equipment & Supplies - Continued
57	Respironics, Inc. (a)	$2,073
122	Sybron Dental Specialties, Inc. (a)	4,605
		20,689
	Health Care Providers & Services - 6.6%
412	Alderwoods Group, Inc. (a) (c)	5,915
70	AMERIGROUP Corp. (a) (c)	2,818
119	Kindred Healthcare, Inc. (a) (c)	4,725
89	LifePoint Hospitals, Inc. (a)	4,517
327	PSS World Medical, Inc. (a) (c)	4,072
62	Sunrise Senior Living, Inc. (a) (c)	3,363
		25,410
	Hotels, Restaurants & Leisure - 5.8%
250	Applebees International, Inc.	6,628
232	La Quinta Corp. (a)	2,166
128	Lone Star Steakhouse & Saloon, Inc.	3,905
176	Orient-Express Hotels Ltd. (Bermuda) (c)	5,571
100	Papa John's International, Inc. (a) (c)	3,977
		22,247
	Household Durables - 2.3%
163	Jarden Corp. (a) (c)	8,789
	Insurance - 3.7%
103	American Physicians Capital, Inc. (a)	3,841
95	Platinum Underwriters Holdings Ltd. (Bermuda)	3,023
173	ProAssurance Corp. (a) (c)	7,208
		14,072
	Internet Software & Services - 0.9%
296	Digitas, Inc. (a)	3,373
	IT Services - 1.3%
80	CACI International, Inc., Class A (a)	5,072
	Leisure Equipment & Products - 0.4%
31	Polaris Industries, Inc. (c)	1,663

SHARES	SECURITY DESCRIPTION	VALUE
	Machinery - 5.7%
146	Kaydon Corp. (c)	$4,060
126	Lincoln Electric Holdings, Inc. (c)	4,164
128	Manitowoc Co., Inc.	5,246
64	Oshkosh Truck Corp.	4,979
84	Toro Co.	3,243
		21,692
	Media - 3.2%
171	Catalina Marketing Corp. (c)	4,338
109	Entercom Communications Corp. (a)	3,625
105	Lee Enterprises, Inc.	4,193
		12,156
	Metals & Mining - 1.2%
194	Commercial Metals Co.	4,631
	Multi-Utilities - 0.8%
98	NorthWestern Corp. (c)	3,098
	Oil, Gas & Consumable Fuels - 3.8%
6	Atlas America, Inc. (a) (c)	223
58	Inergy Holdings LP (a) (c)	1,586
54	Plains Exploration & Production Co. (a)	1,919
94	Southwestern Energy Co. (a) (c)	4,421
222	St. Mary Land & Exploration Co. (c)	6,419
		14,568
	Real Estate - 4.0%
49	Alexandria Real Estate Equities, Inc. (REIT)	3,562
45	EastGroup Properties (REIT)	1,908
43	First Potomac Realty Trust (REIT)	1,066
108	Jones Lang LaSalle, Inc. (a) (c)	4,795
90	Mid-America Apartment Communities, Inc. (REIT)	4,101
		15,432
	Road & Rail - 2.3%
84	Arkansas Best Corp. (c)	2,675
209	Landstar System, Inc. (a)	6,307
		8,982

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 49

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Semiconductors & Semiconductor Equipment - 2.5%
36	Cymer, Inc. (a) (c)	$941
155	FSI International, Inc. (a)	575
57	International Rectifier Corp. (a)	2,725
83	Standard Microsystems Corp. (a) (c)	1,940
96	Varian Semiconductor Equipment Associates, Inc. (a)	3,537
		9,718
	Software - 1.0%
89	Micros Systems, Inc. (a)	3,987
	Specialty Retail - 4.2%
102	Finish Line, Inc., Class A (c)	1,922
89	Genesco, Inc. (a) (c)	3,299
61	Lithia Motors, Inc., Class A (c)	1,749
120	Men's Wearhouse, Inc. (a)	4,132
235	New York & Co., Inc. (a) (c)	4,951
		16,053
	Textiles, Apparel & Luxury Goods - 0.9%
86	Timberland Co., Class A (a)	3,314
	Trading Companies & Distributors - 4.7%
217	Hughes Supply, Inc. (c)	6,086
242	Nuco2, Inc. (a) (c)	6,210
132	Watsco, Inc. (c)	5,623
		17,919
	Total Common Stocks (Cost $294,463)	367,978
	Total Long-Term Investments (Cost $294,463)	367,978
Short-Term Investment - 3.6%
	Investment Company - 3.6%
13,742	JPMorgan Prime Money Market Fund (b) (m) (Cost $13,742)	13,742

SHARES	SECURITY DESCRIPTION	VALUE
Investments of Cash Collateral for Securities Loaned - 21.0%
	Investment Company - 0.2%
606	BGI Prime Money Market Fund	$606
PRINCIPAL AMOUNT
	Repurchase Agreement - 20.8%
$79,855	UBS Securities LLC, 3.40%, dated 06/30/05, due 07/01/05, repurchase price $79,862, collateralized by U.S. Agencies	79,855
	Total Investments of Cash Collateral for Securities Loaned (Cost $80,461)	80,461
	Total Investments - 120.3%	$462,181
	(Cost $388,666)
	Liabilities in excess of other assets - (20.3)%	(77,835)
	NET ASSETS - 100.0%	$384,346

  Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 50

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 99.0%
	Common Stocks - 99.0%
	Aerospace & Defense - 2.2%
6	Armor Holdings, Inc. (a)	$230
17	Aviall, Inc. (a)	537
12	BE Aerospace, Inc. (a)	180
3	Curtiss-Wright Corp.	135
18	Esterline Technologies Corp. (a)	714
7	Heico Corp.	173
4	Hexcel Corp. (a)	71
10	Kaman Corp., Class A	175
49	Moog, Inc., Class A (a)	1,549
9	Orbital Sciences Corp. (a)	88
1	Triumph Group, Inc. (a)	29
		3,881
	Air Freight & Logistics - 0.1%
4	Hub Group, Inc., Class A (a)	105
	Airlines - 0.8%
28	America West Holdings Corp., Class B (a)	166
1	Continental Airlines, Inc., Class B (a)	12
13	Delta Air Lines, Inc. (a)	50
39	ExpressJet Holdings, Inc. (a)	328
21	Mesa Air Group, Inc. (a)	144
2	Northwest Airlines Corp. (a)	10
35	Pinnacle Airlines Corp. (a)	301
19	Skywest, Inc.	345
		1,356
	Auto Components - 0.6%
6	American Axle & Manufacturing Holdings, Inc.	157
13	ArvinMeritor, Inc.	230
16	Hayes Lemmerz International, Inc. (a)	110
3	Sauer-Danfoss, Inc.	60
4	Stoneridge, Inc. (a)	27
27	Tenneco Automotive, Inc. (a)	443
		1,027
	Automobiles - 0.4%
13	Fleetwood Enterprises, Inc. (a)	131
16	Thor Industries, Inc.	506
3	Winnebago Industries, Inc.	92
		729

SHARES		SECURITY DESCRIPTION	VALUE
		Biotechnology - 2.8%
7		Abgenix, Inc. (a)	$58
27		Alexion Pharmaceuticals, Inc. (a)	613
8		Applera Corp. - Celera Genomics Group (a)	82
9		Cell Genesys, Inc. (a)	48
7		Corixa Corp. (a)	31
27		Cubist Pharmaceuticals, Inc. (a)	355
5		CV Therapeutics, Inc. (a)	110
5		Diversa Corp. (a)	27
16		Encysive Pharmaceuticals, Inc. (a)	171
7		Enzon Pharmaceuticals, Inc. (a)	44
3		Exelixis, Inc. (a)	23
86		Genelabs Technologies (a)	43
5		ICOS Corp. (a)	114
52		Incyte Corp. (a)	372
10		Ligand Pharmaceuticals Inc., Class B (a)	72
8		Lifecell Corp. (a)	132
6		Martek Biosciences Corp. (a)	215
15		Myriad Genetics, Inc. (a)	241
23		Nabi Biopharmaceuticals (a)	343
9		OSI Pharmaceuticals, Inc. (a)	380
7		Renovis, Inc. (a)	101
22		Rigel Pharmaceuticals, Inc. (a)	444
12		Seattle Genetics, Inc. (a)	63
-	(h)	Tanox, Inc. (a)	5
10		Telik, Inc. (a)	165
3		Transkaryotic Therapies, Inc. (a)	110
11		United Therapeutics Corp. (a)	526
4		Vicuron Pharmaceuticals, Inc. (a)	98
			4,986
		Building Products - 1.9%
7		ElkCorp	194
4		Griffon Corp. (a)	89
23		Jacuzzi Brands, Inc. (a)	250
32		Lennox International, Inc.	669
11		NCI Building Systems, Inc. (a)	348
33		Universal Forest Products, Inc.	1,388
11		York International Corp.	422
			3,360
		Capital Markets - 0.2%
5		National Financial Partners Corp.	192
8		Waddell & Reed Financial, Inc.	140
			332

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 51

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES		SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
		Chemicals - 1.6%
1		Cytec Industries, Inc.	$24
17		FMC Corp. (a)	966
17		Georgia Gulf Corp.	531
2		H.B. Fuller Co.	68
6		Headwaters, Inc. (a)	193
19		Hercules, Inc. (a)	262
3		Kronos Worlwide, Inc.	81
6		NewMarket Corp. (a)	90
29		PolyOne Corp. (a)	191
9		Terra Industries, Inc. (a)	58
23		W.R. Grace & Co. (a)	179
12		Wellman, Inc.	124
			2,767
		Commercial Banks - 6.0%
4		ABC Bancorp (m)	64
7		Amcore Financial, Inc.	209
1		AmericanWest Bancorp (a)	26
1		BancFirst Corp.	96
17		Bank of the Ozarks, Inc.	565
3		Capital Corp. of the West	70
5		Capitol Bancorp Ltd.	182
3		Center Financial Corp.	79
8		Central Pacific Financial Corp.	296
4		Chemical Financial Corp.	147
3		City Holding Co.	113
5		Columbia Banking System, Inc.	116
23		Community Bank System, Inc.	551
4		Community Trust Bancorp, Inc.	125
20		EuroBancshares, Inc. (a)	319
13		First Bancorp	502
6		First Republic Bank	196
16		First State Bancorp, Inc.	317
-	(h)	Fulton Financial Corp.	5
6		Glacier Bancorp, Inc.	145
14		Gold Banc Corp., Inc.	202
9		Greater Bay Bancorp	232
2		Hanmi Financial Corp.	34
14		IBERIABANK Corp.	863
11		Independent Bank Corp.	316
22		Irwin Financial Corp.	490
2		Macatawa Bank Corp.	56

SHARES	SECURITY DESCRIPTION	VALUE
	Commercial Banks - Continued
4	MB Financial, Inc.	$143
5	Mercantile Bank Corp.	220
5	Nara Bancorp, Inc.	75
9	Oriental Financial Group	130
2	Pacific Capital Bancorp	79
3	Peoples Bancorp, Inc.	72
19	PrivateBancorp, Inc.	662
16	Republic Bancorp, Inc.	237
1	Republic Bancorp, Inc., Class A	25
3	Simmons First National Corp., Class A	70
2	Southwest Bancorp, Inc.	41
1	State Financial Services Corp.	56
5	Sterling Bancorp	100
25	Sterling Bancshares, Inc.	383
25	Summit Bancshares, Inc.	436
4	Sun Bancorp, Inc. (a)	81
1	Taylor Capital Group, Inc.	55
3	TriCo Bancshares	60
4	Umpqua Holdings Corp.	99
13	West Coast Bancorp	324
13	Westamerica Bancorp	676
1	Western Sierra Bancorp (a)	47
7	Wilshire Bancorp, Inc.	96
4	Wintrust Financial Corp.	188
		10,671
	Commercial Services & Supplies - 3.2%
27	Angelica Corp.	657
3	Banta Corp.	141
4	Coinstar, Inc. (a)	93
26	Corinthian Colleges, Inc. (a)	327
1	CRA International, Inc. (a)	75
6	DiamondCluster International, Inc. (a)	63
6	Dollar Financial Corp. (a)	64
8	Duratek, Inc. (a)	178
2	General Binding Corp. (a)	42
7	Geo Group, Inc. (The) (a)	173
2	Gevity HR, Inc.	34
16	Heidrick & Struggles, Inc. (a)	425
63	IKON Office Solutions, Inc.	602
4	Imagistics International, Inc. (a)	120
5	Interpool, Inc.	100

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 52

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES		SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
		Commercial Services & Supplies - Continued
12		John H. Harland Co.	$467
4		Korn/Ferry International (a)	67
16		Labor Ready, Inc. (a)	371
17		Navigant Consulting, Inc. (a)	300
4		Pre-Paid Legal Services, Inc.	192
6		SOURCECORP, Inc. (a)	125
10		Spherion Corp. (a)	67
25		TeleTech Holdings, Inc. (a)	200
5		Tetra Tech, Inc. (a)	62
10		United Rentals, Inc. (a)	204
6		United Stationers, Inc. (a)	290
1		Vertrue, Inc. (a)	55
3		Waste Connections, Inc. (a)	127
			5,621
		Communications Equipment - 2.6%
31		3Com Corp. (a)	114
8		Ariba, Inc. (a)	45
24		Arris Group, Inc. (a)	209
19		Aspect Communications Corp. (a)	208
4		Audiovox Corp. (a)	57
10		Avocent Corp. (a)	269
4		Bel Fuse, Inc., Class B	119
7		Black Box Corp.	244
13		C-COR, Inc. (a)	92
11		CIENA Corp. (a)	23
13		CommScope, Inc. (a)	223
3		Comtech Telecommunications Corp. (a)	103
5		Ditech Communications Corp. (a)	31
5		Echelon Corp. (a)	36
11		Enterasys Networks, Inc. (a)	10
16		Extreme Networks, Inc. (a)	66
6		Finisar Corp. (a)	7
14		Foundry Networks, Inc. (a)	121
2		Glenayre Technologies, Inc. (a)	6
10		Harmonic, Inc. (a)	46
24		Inter-Tel, Inc.	452
2		Interdigital Communications Corp. (a)	38
26		MRV Communications, Inc. (a)	57
7		Netgear, Inc. (a)	136
-	(h)	Network Equipment Technologies, Inc. (a)	2
20		Plantronics, Inc.	713

SHARES		SECURITY DESCRIPTION	VALUE
		Communications Equipment - Continued
3		Polycom, Inc. (a)	$51
3		Powerwave Technologies, Inc. (a)	30
6		Redback Networks, Inc. (a)	39
10		SafeNet, Inc. (a)	324
25		Symmetricom, Inc. (a)	261
11		Tekelec (a)	186
11		Terayon Communication Systems, Inc. (a)	34
-	(h)	Tollgrade Communications, Inc. (a)	2
24		Utstarcom, Inc. (a)	180
16		Westell Technologies, Inc. (a)	96
			4,630
		Computers & Peripherals - 1.7%
28		Adaptec, Inc. (a)	109
8		Advanced Digital Information Corp. (a)	58
49		Brocade Communications Systems, Inc. (a)	189
1		Concurrent Computer Corp. (a)	2
5		Dot Hill Systems Corp. (a)	27
3		Electronics for Imaging, Inc. (a)	63
18		Gateway, Inc. (a)	60
13		Hutchinson Technology, Inc. (a)	485
5		Hypercom Corp. (a)	35
11		Imation Corp.	435
1		Innovex, Inc. (a)	2
11		Intergraph Corp. (a)	389
13		Komag, Inc. (a)	357
40		Maxtor Corp. (a)	206
5		McData Corp. (a)	19
7		PalmOne, Inc. (a)	208
25		Quantum Corp. (a)	73
40		Silicon Graphics, Inc. (a)	28
2		Stratasys, Inc. (a)	59
5		Synaptics, Inc. (a)	113
4		UNOVA, Inc. (a)	99
			3,016
		Construction & Engineering - 0.4%
4		Dycom Industries, Inc. (a)	69
15		MasTec, Inc. (a)	133
8		Quanta Services, Inc. (a)	73
4		URS Corp. (a)	157
6		Washington Group International, Inc. (a)	322
			754

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 53

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Construction Materials - 0.4%
4	Ameron International Corp.	$134
5	Eagle Materials, Inc.	454
4	Texas Industries, Inc.	214
		802
	Consumer Finance - 1.2%
3	ACE Cash Express, Inc. (a)	87
4	Advanta Corp.	110
5	Asta Funding, Inc.	125
42	Cash America International, Inc.	851
11	CompuCredit Corp. (a)	381
1	Credit Acceptance Corp. (a)	21
15	Metris Cos., Inc. (a)	218
1	United PanAm Financial Corp. (a)	29
12	World Acceptance Corp. (a)	352
		2,174
	Containers & Packaging - 0.6%
6	Crown Holdings, Inc. (a)	81
5	Greif, Inc., Class A	305
11	Silgan Holdings, Inc.	601
		987
	Distributors - 0.2%
9	Handleman Co.	155
8	WESCO International, Inc. (a)	254
		409
	Diversified Financial Services - 0.7%
2	Encore Capital Group, Inc. (a)	32
4	eSpeed, Inc. (a)	32
18	GATX Corp.	611
11	Knight Capital Group, Inc. (a)	84
4	Nasdaq Stock Market, Inc.	70
26	Technology Investment Capital Corp.	385
		1,214
	Diversified Telecommunication Services - 1.1%
9	Broadwing Corp. (a)	43
102	Cincinnati Bell, Inc. (a)	438
14	CT Communications, Inc.	178
51	ITC Deltacom, Inc. (a)	43

SHARES	SECURITY DESCRIPTION	VALUE
	Diversified Telecommunication Services - Continued
99	Premiere Global Services, Inc. (a)	$1,118
23	Primus Telecom Group (a)	15
7	Talk America Holdings, Inc. (a)	65
17	Time Warner Telecom, Inc., Class A (a)	101
		2,001
	Electric Utilities - 0.8%
5	Black Hills Corp.	192
12	El Paso Electric Co. (a)	241
4	Idacorp, Inc.	116
1	MGE Energy, Inc.	44
12	PNM Resources, Inc.	337
1	UIL Holdings Corp.	70
17	Unisource Energy Corp.	517
		1,517
	Electrical Equipment - 0.1%
5	Encore Wire Corp. (a)	53
3	Evergreen Solar, Inc. (a)	16
3	General Cable Corp. (a)	46
5	Power-One, Inc. (a)	29
6	Valence Technology, Inc. (a)	17
		161
	Electronic Equipment & Instruments - 2.2%
13	Aeroflex, Inc. (a)	108
19	Agilysis, Inc.	290
19	Anixter International, Inc. (a)	688
2	BEI Technologies, Inc.	51
2	Bell Microproducts, Inc. (a)	14
12	Benchmark Electronics, Inc. (a)	350
6	Brightpoint, Inc. (a)	124
6	Checkpoint Systems, Inc. (a)	110
13	CTS Corp.	155
5	Electro Scientific Industries, Inc. (a)	91
2	Faro Technologies, Inc. (a)	46
18	Global Imaging Systems, Inc. (a)	570
8	Itron, Inc. (a)	353
5	Lexar Media, Inc. (a)	26
3	MTS Systems Corp.	101
3	Planar Systems, Inc. (a)	25
6	Radisys Corp. (a)	94

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 54

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Electronic Equipment & Instruments - Continued
5	Rofin-Sinar Technologies, Inc. (a)	$174
12	Sypris Solutions, Inc.	142
6	Trimble Navigation Ltd. (a)	245
19	TTM Technologies, Inc. (a)	144
1	Zygo Corp. (a)	7
		3,908
	Energy Equipment & Services - 2.2%
44	Grey Wolf, Inc. (a)	325
4	Gulf Island Fabrication, Inc.	71
3	Gulfmark Offshore, Inc. (a)	76
10	Hanover Compressor Co. (a)	113
5	Hydril (a)	245
46	Key Energy Services, Inc. (a)	558
10	Lone Star Technologies, Inc. (a)	450
2	Lufkin Industries, Inc.	72
15	Oceaneering International, Inc. (a)	576
6	Offshore Logistics, Inc. (a)	210
6	Oil States International, Inc. (a)	156
7	Parker Drilling Co. (a)	46
32	Todco, Class A (a)	811
10	Veritas DGC, Inc. (a)	275
		3,984
	Food & Staples Retailing - 0.5%
7	Great Atlantic & Pacific Tea Co., Inc. (a)	198
3	Nash Finch Co.	117
1	NeighborCare, Inc. (a)	33
14	Pantry, Inc. (The) (a)	546
7	Pathmark Stores, Inc. (a)	58
		952
	Food Products - 1.2%
35	Chiquita Brands International, Inc.	974
17	Corn Products International, Inc.	399
3	Flowers Foods, Inc.	110
3	J & J Snack Foods Corp.	173
11	Sanderson Farms, Inc.	513
		2,169
	Gas Utilities - 1.4%
7	Atmos Energy Corp.	196

SHARES	SECURITY DESCRIPTION	VALUE
	Gas Utilities - Continued
13	New Jersey Resources Corp.	$622
2	Nicor, Inc.	70
6	Northwest Natural Gas Co.	233
4	South Jersey Industries, Inc.	232
21	Southern Union Co. (a)	513
15	Southwest Gas Corp.	378
10	WGL Holdings, Inc.	340
		2,584
	Health Care Equipment & Supplies - 3.2%
4	Abiomed, Inc. (a)	33
10	Align Technology, Inc. (a)	74
1	Analogic Corp.	35
7	Animas Corp. (a)	141
5	Arrow International, Inc.	144
8	Arthrocare Corp. (a)	294
1	Bio-Rad Laboratories, Inc., Class A (a)	77
5	Biosite, Inc. (a)	269
18	Conmed Corp. (a)	566
7	Diagnostic Products Corp.	312
39	Encore Medical Corp. (a)	216
4	EPIX Pharmaceuticals, Inc. (a)	31
3	Immucor, Inc. (a)	99
7	Integra LifeSciences Holdings Corp. (a)	190
4	Inverness Medical Innovations, Inc. (a)	98
16	Kyphon, Inc. (a)	571
8	Mentor Corp.	348
8	Nektar Therapeutics (a)	135
29	Neurometrix, Inc. (a)	583
3	Palomar Medical Technologies, Inc. (a)	79
9	PolyMedica Corp.	325
2	Regeneration Technologies, Inc. (a)	11
25	Steris Corp.	649
12	SurModics, Inc. (a)	499
		5,779
	Health Care Providers & Services - 5.0%
9	Alderwoods Group, Inc. (a)	129
29	Alliance Imaging, Inc. (a)	299
4	America Service Group, Inc. (a)	67
17	Andrx Corp. (a)	345
11	Apria Healthcare Group, Inc. (a)	391

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 55

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES		SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
		Health Care Providers & Services - Continued
18		Centene Corp. (a)	$596
17		Computer Programs & Systems, Inc.	618
2		Dendrite International, Inc. (a)	30
5		Genesis HealthCare Corp. (a)	250
26		Kindred Healthcare, Inc. (a)	1,030
11		LCA Vision, Inc.	548
16		OCA, Inc. (a)	31
18		Owens & Minor, Inc.	566
11		Pediatrix Medical Group, Inc. (a)	833
18		Per-Se Technologies, Inc. (a)	370
28		PSS World Medical, Inc. (a)	352
10		Res-Care, Inc. (a)	136
8		Sierra Health Services (a)	593
36		Stewart Enterprises, Inc.	237
8		Symbion, Inc. (a)	191
12		Trizetto Group (a)	171
16		United Surgical Partners International, Inc. (a)	849
15		Ventiv Health, Inc. (a)	297
			8,929
		Hotels, Restaurants & Leisure - 2.4%
17		Ameristar Casinos, Inc.	443
6		Argosy Gaming Co. (a)	280
-	(h)	Bally Total Fitness Holding Corp. (a)	1
3		CEC Entertainment, Inc. (a)	122
21		CKE Restaurants, Inc.	294
7		Jack in the Box, Inc. (a)	265
39		Landry's Restaurants, Inc.	1,159
11		Multimedia Games, Inc. (a)	119
13		Navigant International, Inc. (a)	189
4		O'Charley's, Inc. (a)	78
11		Pinnacle Entertainment, Inc. (a)	219
5		Rare Hospitality International, Inc. (a)	165
20		Ruby Tuesday, Inc.	508
27		Ryan's Restaurant Group, Inc. (a)	377
			4,219
		Household Durables - 1.3%
5		American Greetings, Class A	122
-	(h)	CSS Industries, Inc.	7
11		Furniture Brands International, Inc.	240

SHARES		SECURITY DESCRIPTION	VALUE
		Household Durables - Continued
4		Meritage Homes Corp. (a)	$278
7		Stanley Furniture Co., Inc.	179
23		Technical Olympic USA, Inc.	553
24		Tupperware Corp.	554
11		WCI Communities, Inc. (a)	349
			2,282
		Industrial Conglomerates - 0.3%
12		Walter Industries, Inc.	473
		Insurance - 2.6%
1		American Physicians Capital, Inc. (a)	51
8		Argonaut Group, Inc. (a)	184
33		Delphi Financial Group, Inc.	1,457
7		Direct General Corp.	135
-	(h)	FBL Financial Group, Inc., Class A	8
7		LandAmerica Financial Group, Inc.	398
2		Midland Co. (The)	78
1		Navigators Group, Inc. (a)	21
48		PMA Capital Corp., Class A (a)	426
6		Selective Insurance Group	307
7		Stewart Information Services Corp.	294
3		United Fire & Casualty Co.	142
-	(h)	Vesta Insurance Group, Inc.	1
17		Zenith National Insurance Corp.	1,140
			4,642
		Internet & Catalog Retail - 0.2%
4		1-800-Flowers.com, Inc., Class A (a)	30
5		GSI Commerce, Inc. (a)	75
10		Insight Enterprises, Inc. (a)	196
2		J. Jill Group, Inc. (The) (a)	27
3		Nutri/System, Inc.	38
			366
		Internet Software & Services - 2.4%
-	(h)	aQuantive, Inc. (a)	7
13		AsiaInfo Holdings, Inc. (a)	69
6		Autobytel, Inc. (a)	31
1		Blue Coat Systems, Inc. (a)	27
74		CMGI, Inc. (a)	139
27		CNET Networks, Inc. (a)	311

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 56

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Internet Software & Services - Continued
5	Digital Insight Corp. (a)	$129
6	Digital River, Inc. (a)	191
24	Digitas, Inc. (a)	274
26	DoubleClick, Inc. (a)	214
64	EarthLink, Inc. (a)	551
4	Equinix, Inc. (a)	165
38	Homestore, Inc. (a)	77
9	Infospace, Inc. (a)	310
11	Internet Security Systems (a)	223
1	Interwoven, Inc. (a)	7
8	Ipass, Inc. (a)	47
7	j2 Global Communications, Inc. (a)	227
8	Jupitermedia Corp. (a)	130
31	Looksmart Ltd. (a)	23
9	Openwave Systems, Inc. (a)	139
28	SupportSoft, Inc. (a)	143
17	United Online, Inc.	181
14	ValueClick, Inc. (a)	176
10	WebEx Communications, Inc. (a)	256
4	webMethods, Inc. (a)	22
4	Websense, Inc. (a)	178
		4,247
	IT Services - 1.4%
24	Acxiom Corp.	491
37	BearingPoint, Inc. (a)	268
1	BISYS Group, Inc. (The) (a)	12
26	Ciber, Inc. (a)	207
2	Covansys Corp. (a)	31
8	CSG System International, Inc. (a)	156
9	Euronet Worldwide, Inc. (a)	253
10	Gartner, Inc., Class A (a)	110
4	Intrado, Inc. (a)	58
9	Lionbridge Technologies (a)	61
11	ManTech International Corp., Class A (a)	335
18	Perot Systems Corp., Class A (a)	262
3	Safeguard Scientifics, Inc. (a)	4
6	Startek, Inc.	102
17	SYKES Enterprises, Inc. (a)	161
6	Tyler Technologies, Inc. (a)	48
		2,559

SHARES	SECURITY DESCRIPTION	VALUE
	Leisure Equipment & Products - 0.8%
25	JAKKS Pacific, Inc. (a)	$478
10	K2, Inc. (a)	128
7	MarineMax, Inc. (a)	213
12	RC2 Corp. (a)	466
6	Steinway Musical Instruments, Inc. (a)	173
		1,458
	Machinery - 3.2%
15	AGCO Corp. (a)	277
10	Astec Industries, Inc. (a)	242
13	Barnes Group, Inc.	414
11	Briggs & Stratton Corp.	384
7	Cascade Corp.	286
10	Crane Co.	258
2	ESCO Technologies, Inc. (a)	181
11	Flowserve Corp. (a)	327
7	Greenbrier Cos., Inc.	179
12	JLG Industries, Inc.	327
8	Joy Global, Inc.	262
12	LInc.oln Electric Holdings, Inc.	411
11	Manitowoc Co., Inc.	451
1	Middleby Corp.	68
5	NACCO Industries, Inc., Class A	579
9	Reliance Steel & Aluminum Co.	336
3	Tecumseh Products Co., Class A	77
5	Valmont Industries, Inc.	137
9	Wabash National Corp.	206
8	Watts Water Technologies, Inc., Class A	278
		5,680
	Media - 2.3%
4	Advo, Inc.	115
7	Arbitron, Inc.	283
4	Carmike Cinemas, Inc.	114
6	Catalina Marketing Corp.	147
48	Charter Communications, Inc., Class A (a)	57
3	Digital Generation Systems (a)	3
1	Emmis Communications Corp., Class A (a)	23
49	Gemstar-TV Guide International, Inc. (a)	176
7	Gray Television, Inc.	84
7	Insight Communications Co., Inc., Class A (a)	76
1	Journal Register Co. (a)	20

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 57

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Media - Continued
31	Lodgenet Entertainment Corp. (a)	$516
5	Media General, Inc., Class A	324
44	Mediacom Communications Corp., Class A (a)	300
65	Primedia, Inc. (a)	264
11	ProQuest Co. (a)	351
29	Radio One, Inc., Class D (a)	372
5	RCN Corp. (a)	104
4	Saga Communications, Inc., Class A (a)	56
9	Scholastic Corp. (a)	358
7	Valassis Communications, Inc. (a)	241
15	World Wrestling Entertainment, Inc.	169
		4,153
	Metals & Mining - 1.5%
7	AK Steel Holding Corp. (a)	45
35	Commercial Metals Co.	835
3	Metal Management, Inc.	58
6	NN, Inc.	80
5	Oregon Steel Mills, Inc. (a)	88
19	Quanex Corp.	986
13	Ryerson Tull, Inc.	187
13	Steel Dynamics, Inc.	331
		2,610
	Multi-Utilities - 0.8%
10	Avista Corp.	193
17	Energen Corp.	610
1	NorthWestern Corp.	46
39	Sierra Pacific Resources (a)	488
		1,337
	Multiline Retail - 0.2%
16	ShopKo Stores, Inc. (a)	396
	Oil, Gas & Consumable Fuels - 4.0%
7	ATP Oil & Gas Corp. (a)	157
4	Callon Petroleum Co. (a)	56
9	Cimarex Energy Co. (a)	352
2	Clayton Williams Energy, Inc. (a)	48
5	Comstock Resources, Inc. (a)	124
8	Energy Partners Ltd. (a)	217

SHARES		SECURITY DESCRIPTION	VALUE
		Oil, Gas & Consumable Fuels - Continued
3		Giant Industries, Inc. (a)	$115
32		Houston Exploration Co. (a)	1,682
8		Mission Resources Corp. (a)	67
3		Penn Virginia Corp.	152
1		Quicksilver Resources, Inc. (a)	64
41		Southwestern Energy Co. (a)	1,945
12		St. Mary Land & Exploration Co.	339
7		Stone Energy Corp. (a)	356
7		Swift Energy Co. (a)	244
-	(h)	TEL Offshore Trust	-	(h)
12		Tesoro Corp.	572
15		Vintage Petroleum, Inc.	463
7		World Fuel Services Corp.	173
			7,126
		Paper & Forest Products - 0.1%
5		Schweitzer-Mauduit International, Inc.	143
		Personal Products - 0.1%
10		Playtex Products, Inc. (a)	103
		Pharmaceuticals - 1.7%
7		Able Laboratories, Inc. (a)	24
30		Adolor Corp. (a)	278
4		Antigenics, Inc. (a)	19
22		AtheroGenics, Inc. (a)	344
23		Auxilium Pharmaceuticals, Inc. (a)	110
128		AVANIR Pharmaceuticals, Class A (a)	359
55		Cypress Bioscience, Inc. (a)	726
8		Impax Laboratories, Inc. (a)	129
18		Medicis Pharmaceutical Corp., Class A	574
11		Palatin Technologies, Inc. (a)	18
2		Par Pharmaceutical Cos, Inc. (a)	64
19		Theravance, Inc. (a)	319
			2,964
		Real Estate - 8.0%
19		Affordable Residential Communities (REIT) (m)	258
13		American Financial Realty Trust (REIT)	201
22		American Home Mortgage Investment Corp. (REIT)	771

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 58

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Real Estate - Continued
22	Anthracite Capital, Inc. (REIT)	$265
3	Ashford Hospitality Trust, Inc.	28
4	Boykin Lodging Co. (REIT) (a)	52
12	Capital Automotive REIT (REIT)	463
35	CarrAmerica Realty Corp. (REIT)	1,277
10	Entertainment Properties Trust (REIT)	442
21	Equity Inns, Inc. (REIT)	274
22	FelCor Lodging Trust, Inc. (REIT) (a)	324
10	Gables Residential Trust (REIT)	437
10	Glimcher Realty Trust (REIT)	283
34	Government Properties Trust, Inc. (REIT)	328
9	Impac Mortgage Holdings, Inc. (REIT)	164
44	Innkeepers USA Trust (REIT)	663
2	Jones Lang LaSalle, Inc. (a)	84
2	Kilroy Realty Corp. (REIT)	85
5	LaSalle Hotel Properties (REIT)	171
11	Levitt Corp., Class A	335
21	Lexington Corp. Properties Trust (REIT)	509
27	LTC Properties, Inc. (REIT)	551
24	Maguire Properties, Inc. (REIT)	683
34	Meristar Hospitality Corp. (REIT) (a)	290
20	MFA Mortgage Investments, Inc. (REIT)	150
30	Mid-America Apartment Communities, Inc. (REIT)	1,340
3	National Health Investors, Inc. (REIT)	95
7	Novastar Financial, Inc. (REIT)	290
20	Pennsylvania Real Estate Investment Trust (REIT)	941
24	Prentiss Properties Trust (REIT)	871
28	RAIT Investment Trust (REIT)	845
13	Saul Centers, Inc. (REIT)	487
7	Taubman Centers, Inc. (REIT)	252
		14,209
	Road & Rail - 1.6%
4	Amerco, Inc. (a)	198
5	Arkansas Best Corp.	169
13	Dollar Thrifty Automotive Group, Inc. (a)	501
17	Genesee & Wyoming, Inc., Class A (a)	471
4	Old Dominion Freight Line (a)	99
7	Overnite Corp.	297
18	RailAmerica, Inc. (a)	209

SHARES		SECURITY DESCRIPTION	VALUE
		Road & Rail - Continued
22		SCS Transportation, Inc. (a)	$390
4		Swift Transportation Co., Inc. (a)	98
12		U.S. Xpress Enterprises, Inc., Class A (a)	141
18		Werner Enterprises, Inc.	345
			2,918
		Semiconductors & Semiconductor Equipment - 4.5%
5		Actel Corp. (a)	71
7		ADE Corp. (a) (m)	194
15		Advanced Energy Industries, Inc. (a)	115
22		AMIS Holdings, Inc. (a)	288
34		Amkor Technology, Inc. (a)	153
23		Applied Micro Circuits Corp. (a)	60
6		Asyst Technologies, Inc. (a)	25
66		Atmel Corp. (a)	156
4		ATMI, Inc. (a)	110
9		August Technology Corp. (a)	106
30		Axcelis Technologies, Inc. (a)	204
11		Brooks Automation, Inc. (a)	168
8		Cabot Microelectronics Corp. (a)	235
-	(h)	Ceva, Inc. (a)	1
17		Cirrus Logic, Inc. (a)	90
2		Cohu, Inc.	37
32		Conexant Systems, Inc. (a)	52
12		Credence Systems Corp. (a)	105
9		Cymer, Inc. (a)	240
28		Cypress Semiconductor Corp. (a)	346
5		Diodes, Inc. (a)	153
5		DSP Group, Inc. (a)	117
4		Exar Corp. (a)	64
13		Fairchild Semiconductor International, Inc. (a)	189
4		Genesis Microchip, Inc. (a)	68
8		Integrated Circuit Systems, Inc. (a)	157
6		Integrated Silicon Solutions, Inc. (a)	42
10		IXYS Corp. (a)	136
5		Kopin Corp. (a)	26
10		Lattice Semiconductor Corp. (a)	46
12		LTX Corp. (a)	60
14		Mattson Technology, Inc. (a)	97

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 59

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Semiconductors & Semiconductor Equipment - Continued
19	Micrel, Inc. (a)	$215
13	Microsemi Corp. (a)	253
6	Mindspeed Technologies, Inc. (a)	7
14	MIPS Technologies, Inc. (a)	103
4	MKS Instruments, Inc. (a)	66
12	Mykrolis Corp. (a)	163
15	Omnivision Technologies, Inc. (a)	202
69	ON Semiconductor Corp. (a)	317
15	Photronics, Inc. (a)	355
15	Pixelworks, Inc. (a)	130
15	PMC-Sierra, Inc. (a)	141
4	Power Integrations, Inc. (a)	82
11	Rambus, Inc. (a)	140
39	RF Micro Devices, Inc. (a)	213
10	Semitool, Inc. (a)	93
16	Semtech Corp. (a)	271
9	Sigmatel, Inc. (a)	156
19	Silicon Image, Inc. (a)	197
8	Silicon Laboratories, Inc. (a)	220
30	Silicon Storage Technology, Inc. (a)	122
27	Skyworks Solutions, Inc. (a)	200
3	Supertex, Inc. (a)	53
18	Transmeta Corp. (a)	11
2	Ultratech, Inc. (a)	37
5	Varian Semiconductor Equipment Associates, Inc. (a)	181
46	Vitesse Semiconductor Corp. (a)	96
1	White Electronic Designs Corp. (a)	4
6	Zoran Corp. (a)	73
		8,012
	Software - 2.4%
2	Ansoft Corp. (a)	36
5	Ansys, Inc. (a)	171
11	Aspen Technology, Inc. (a)	58
14	Borland Software Corp. (a)	93
1	Datastream Systems, Inc. (a)	7
12	E.piphany, Inc. (a)	43
7	Epicor Software Corp. (a)	90
5	EPIQ Systems, Inc. (a)	88
5	Factset Research Systems, Inc.	190

SHARES	SECURITY DESCRIPTION	VALUE
	Software - Continued
4	Filenet Corp. (a)	$93
9	Informatica Corp. (a)	75
2	Intervideo, Inc. (a)	25
3	InterVoice, Inc. (a)	22
7	JDA Software Group, Inc. (a)	77
3	Kronos, Inc. (a)	117
6	Macrovision Corp. (a)	142
8	Magma Design Automation, Inc. (a)	68
6	Manhattan Associates, Inc. (a)	117
12	Mentor Graphics Corp. (a)	124
4	MicroStrategy, Inc. (a)	217
7	MRO Software, Inc. (a)	98
59	Parametric Technology Corp. (a)	376
4	Pegasystems, Inc. (a)	25
9	Phoenix Technologies Ltd. (a)	72
5	Portal Software, Inc. (a)	9
19	Progress Software Corp. (a)	587
2	Quality Systems, Inc. (a)	85
5	Quest Software, Inc. (a)	65
29	Secure Computing Corp. (a)	319
1	SPSS, Inc. (a)	27
2	SS&C Technologies, Inc.	63
4	Talx Corp.	111
3	TradeStation Group, Inc. (a)	22
10	Transaction Systems Architechs, Inc. (a)	249
8	TIBCO Software, Inc. (a)	55
12	Wind River Systems, Inc. (a)	182
		4,198
	Specialty Retail - 5.2%
71	Aaron Rents, Inc.	1,776
18	Aeropostale, Inc. (a)	612
20	Asbury Automotive Group, Inc. (a)	313
4	Big 5 Sporting Goods Corp.	119
9	Brookstone, Inc. (a)	176
5	Build-A-Bear Workshop, Inc. (a)	106
4	Building Material Holding Corp.	263
13	Burlington Coat Factory Warehouse Corp.	554
70	Charming Shoppes, Inc. (a)	655
9	Children's Place, Inc. (a)	406
5	Dress Barn, Inc. (a)	106
2	Electronics Boutique Holdings Corp. (a)	152

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 60

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Specialty Retail - Continued
14	Genesco, Inc. (a)	$530
8	Guess?, Inc. (a)	129
8	HOT Topic, Inc. (a)	143
11	Lithia Motors, Inc., Class A	310
4	Movie Gallery, Inc.	101
11	Pacific Sunwear of California, Inc. (a)	241
1	Party City Corp. (a)	7
12	Petco Animal Supplies, Inc. (a)	337
23	Rent-A-Center, Inc. (a)	540
10	Select Comfort Corp. (a)	221
4	Sonic Automotive, Inc.	92
3	Sports Authority, Inc. (The) (a)	102
2	Stage Stores, Inc. (a)	100
21	Stein Mart, Inc.	469
20	Too, Inc. (a)	456
4	Trans World Entertainment Corp. (a)	47
5	United Auto Group, Inc.	155
		9,218
	Textiles, Apparel & Luxury Goods - 1.2%
4	Brown Shoe Co., Inc.	149
4	DHB Industries, Inc. (a)	31
5	Fossil, Inc. (a)	123
16	K-Swiss, Inc., Class A	501
9	Kellwood Co.	245
10	Kenneth Cole Productions, Inc., Class A	299
8	Movado Group, Inc.	153
5	Russell Corp.	94
15	Skechers U.S.A., Inc., Class A (a)	214
8	Unifirst Corp.	324
		2,133
	Thrifts & Mortgage Finance - 3.1%
10	Accredited Home Lenders Holding Co. (a)	436
35	Bank Atlantic Bancorp, Inc., Class A	661
4	Commercial Capital Bancorp, Inc.	69
19	Corus Bankshares, Inc.	1,043
4	Dime Community Bancshares	65
17	First Niagara Financial Group, Inc.	255
1	First Place Financial Corp.	11
1	FirstFed Financial Corp. (a)	48
10	Flagstar Bancorp, Inc.	195

SHARES	SECURITY DESCRIPTION	VALUE
	Thrifts & Mortgage Finance - Continued
13	Fremont General Corp.	$324
6	Gibraltar Industries, Inc.	111
3	ITLA Capital Corp. (a)	178
10	Partners Trust Financial Group, Inc.	103
21	Provident Bancorp, Inc.	254
31	R&G Financial Corp., Class B	541
8	Sterling Financial Corp.(a)	316
56	W Holding Co., Inc.	577
6	WSFS Financial Corp.	339
		5,526
	Tobacco - 0.5%
38	Alliance One International, Inc.	231
14	Universal Corp.	600
		831
	Trading Companies & Distributors - 1.4%
60	Applied Industrial Technologies, Inc.	1,935
18	Hughes Supply, Inc.	517
4	Nuco2, Inc. (a)	95
		2,547
	Wireless Telecommunication Services - 0.5%
1	Aether Systems, Inc. (a)	2
17	Centennial Communications Corp. (a)	239
92	Dobson Communications Corp. (a)	392
5	InPhonic, Inc. (a)	83
1	Remec, Inc. (a)	5
17	US Unwired, Inc. (a)	97
		818
	Total Common Stocks (Cost $153,096)	175,973
	Total Long-Term Investments (Cost $153,096)	175,973
Short-Term Investments - 1.3
	Investment Company - 1.1%
1,935	JPMorgan Prime Money Market Fund (b) (m)	1,935

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 61

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments - continued
	U.S. Treasury Obligation - 0.2%
$425	U.S. Treasury Bond, 1.88%, 11/30/05 (k)	$422
	Total Short-Term Investments	2,357 (Cost $2,357)
	Total Investments - 100.3%	$178,330
	(Cost $155,453)
	Liabilities in excess of other assets - (0.3)%	(561)
	NET ASSETS - 100.0%	$177,769

  Percentages indicated are based on net assets.

Futures Contracts

(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 06/30/05	UNREALIZED APPRECIATION
7	Russell 2000 Index	September, 2005	$2,251	$52

Abbrevations:

(a)  Non-income producing security.

(b)  Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

(c)  Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(h)  Amount rounds to less than one thousand.

(k)  Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(g)  Amount rounds to less than 0.1%.

(m)  All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA's, when issued, delayed delivery securities, and reverse repurchase agreements.

REIT  Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 62

THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan U.S. Equity Mid/Small Cap Funds63

JPMorgan Funds

STATEMENT OF ASSETS
AND LIABILITIES   AS OF JUNE 30, 2005

(Amounts in thousands, except per share amounts)

(Unaudited)

	Capital Growth		Dynamic Small Cap	Mid Cap Equity	Mid Cap Growth
ASSETS
Investments in non-affiliates, at value	$755,937		$208,113	$256,462	$58,389
Investments in affiliates, at value	14,906		5,923	5,894	668
Total Investment securities, at value	770,843		214,036	262,356	59,057
Cash	20		-	10	-
Receivables:
Investment securities sold	-		1,733	137	-
Fund shares sold	2,332		1,658	544	11
Interest and dividends	155		23	194	14
Prepaid expenses and other assets	-	(b)	-	-	10
Total Assets	773,350		217,450	263,241	59,092
LIABILITIES
Payables:
Due to custodian	-		563	-	1
Dividends	-		-	145	-
Investment securities purchased	3,516		1,283	1,025	258
Collateral for securities lending program	53,039		39,406	12,420	6,470
Fund shares redeemed	1,591		1,816	96	44
Accrued liabilities:
Investment advisory fees	234		91	96	22
Administration fees	62		15	20	2
Shareholder servicing fees	146		31	51	3
Distribution fees	121		69	-	12
Custodian and accounting fees	23		11	6	2
Trustees' fees - deferred compensation plan	37		5	5	1
Other	404		140	52	28
Total Liabilities	59,173		43,430	13,916	6,843
NET ASSETS	$714,177		$174,020	$249,325	$52,249

  (b)  Amount rounds to less than one thousand

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds64

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF ASSETS
AND LIABILITIES  AS OF JUNE 30, 2005

(Amounts in thousands, except per share amounts)

(Unaudited)

	Capital Growth	Dynamic Small Cap	Mid Cap Equity	Mid Cap Growth
NET ASSETS
Paid in capital	$574,464	$152,964	$182,668	$293,240
Accumulated undistributed (distributions in excess of) net investment income and futures	(2,340)	(1,204)	(28)	(248)
Accumulated undistributed net realized gains (losses) from investments and futures	41,289	8,601	19,461	(249,402)
Net unrealized appreciation (depreciation) from investments and futures	100,764	13,659	47,224	8,659
Total Net Assets	$714,177	$174,020	$249,325	$52,249
Net Assets:
Class A	$440,707	$65,961	$-	$49,463
Class B	$38,165	$53,127	$-	$2,786
Class C	$10,533	$36,963	$-	$-
Select Class	$224,772	$17,969	$249,325	$-
Total	$714,177	$174,020	$249,325	$52,249
Outstanding units of beneficial interest (shares):
Class A	11,183	3,636	-	8,421
Class B	1,046	3,103	-	493
Class C	293	2,163	-	-
Select Class	5,425	966	7,221	-
	17,947	9,868	7,221	8,914
Class A - Redemption price per share	$39.41	$18.14	$-	$5.87
Class B - Offering price per share (a)	$36.48	$17.12	$-	$5.65
Class C - Offering price per share (a)	$35.95	$17.09	$-	$-
Select Class - Offering and redemption price per share	$41.43	$18.60	$34.53	$-
Institutional Class - Offering and redemption price per share	$-	$-	$-	$-
Class A Maximum Public Offering Price Per Share (net asset value per share/94.75%)	$41.59	$19.15	$-	$6.20
Cost of investments	$670,079	$200,377	$215,132	$50,398
Total market value of securities on loan	$51,733	$38,461	$12,273	$6,352

  (a)  Redemption price for Class B and Class C shares varies on the length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds65

JPMorgan Funds

STATEMENT OF ASSETS
AND LIABILITIES (CONTINUED)  AS OF JUNE 30, 2005

(Amounts in thousands, except per share amounts)

(Unaudited)

	Mid Cap Value	Small Cap Core	Small Cap Equity	U.S. Small Company
ASSETS
Investments in non-affiliates, at value	$6,302,344	$987,235	$448,439	$176,395
Investments in affiliates, at value	183,523	12,739	13,742	1,935
Total Investment securities, at value	6,485,867	999,974	462,181	178,330
Cash	369	17	8	-
Receivables:
Investment securities sold	4,987	19,362	1,759	4,247
Fund shares sold	26,702	1,323	4,776	16
Interest and dividends	8,368	764	316	167
Variation margin on futures contracts	-	330	-	43
Prepaid expenses and other assets	64	28	2	-
Total Assets	6,526,357	1,021,798	469,042	182,803
LIABILITIES
Payables:
Due to custodian	-	-	-	60
Investment securities purchased	23,402	18,384	2,788	4,056
Collateral for securities lending program	280,525	186,483	80,461	-
Fund shares redeemed	4,853	1,793	953	705
Accrued liabilities:
Investment advisory fees	2,887	434	204	88
Administration fees	492	64	22	9
Shareholder servicing fees	914	-	36	18
Distribution fees	1,094	-	41	-
Custodian and accounting fees	64	-	13	20
Trustees' fees - deferred compensation plan	13	15	21	2
Other	696	56	157	76
Total Liabilities	314,940	207,229	84,696	5,034
NET ASSETS	$6,211,417	$814,569	$384,346	$177,769

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds66

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF ASSETS
AND LIABILITIES  AS OF JUNE 30, 2005

(Amounts in thousands, except per share amounts)

(Unaudited)

	Mid Cap Value	Small Cap Core	Small Cap Equity	U.S. Small Company
NET ASSETS
Paid in capital	$5,468,430	$755,673	$266,172	$142,788
Accumulated undistributed (distributions in excess of) net investment income and futures	13,505	1,664	(574)	302
Accumulated undistributed net realized gains (losses) from investments and futures	142,550	7,114	45,233	11,750
Net unrealized appreciation (depreciation) from investments and futures	586,932	50,118	73,515	22,929
Total Net Assets	$6,211,417	$814,569	$384,346	$177,769
Net Assets:
Class A	$2,383,157	$-	$158,657	$-
Class B	$230,236	$-	$13,321	$-
Class C	$792,600	$-	$2,841	$-
Select Class	$1,153,809	$814,569	$209,527	$123,444
Institutional Class	$1,651,615	$-	$-	$54,325
Total	$6,211,417	$814,569	$384,346	$177,769
Outstanding units of beneficial interest (shares):
Class A	102,991	-	5,820	-
Class B	10,156	-	540	-
Class C	34,894	-	115	-
Select Class	49,507	18,812	7,249	8,988
Institutional Class	70,414	-	-	3,954
	267,962	18,812	13,724	12,942
Class A - Redemption price per share	$23.14	$-	$27.26	$-
Class B - Offering price per share (a)	$22.67	$-	$24.69	$-
Class C - Offering price per share (a)	$22.71	$-	$24.68	$-
Select Class - Offering and redemption price per share	$23.31	$43.30	$28.90	$13.73
Institutional Class - Offering and redemption price per share	$23.46	$-	-	$13.74
Class A Maximum Public Offering Price Per Share (net asset value per share/94.75%)	$24.42	$-	$28.77	$-
Cost of investments	$5,898,935	$950,209	$388,666	$155,453
Total market value of securities on loan	$277,451	$182,040	$78,852	$-

  (a)  Redemption price for Class B and Class C shares varies on the length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds67

JPMorgan Funds

STATEMENT OF
OPERATIONS   FOR THE SIX MONTHS ENDED JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

	Capital Growth	Dynamic Small Cap	Mid Cap Equity	Mid Cap Growth
INVESTMENT INCOME
Dividends	$1,413	$219	$1,183	$114
Dividend income from affiliates*	182	43	83	6
Income from securities lending (net)	19	34	2	1
Foreign taxes withheld	(4)	(1)	(2)	-	(b)
Total investment income	1,610	295	1,266	121
EXPENSES
Investment advisory fees	1,363	552	770	172
Administrative fees	404	102	141	32
Distribution fees	724	420	-	73
Shareholder servicing fees	852	212	296	66
Custodian and accounting fees	53	27	29	22
Interest expense	-	-	5	1
Professional fees	32	23	21	22
Trustees' fees	4	1	1	-	(b)
Printing and mailing costs	68	33	12	20
Registration and filing fees	22	24	6	9
Transfer agent fees	370	141	5	28
Other	16	- (b)	9	10
Total expenses before waivers	3,908	1,535	1,295	455
Less amounts waived	-	(42)	(221)	(87)
Less earnings credits	-	(1)	(2)	-
Less expense reimbursements	(1)	-	-	-
Net expenses	3,907	1,492	1,072	368
Net investment income (Loss)	(2,297)	(1,197)	194	(247)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds68

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF
OPERATIONS   FOR THE SIX MONTHS ENDED JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

	Capital Growth	Dynamic Small Cap	Mid Cap Equity	Mid Cap Growth
REALIZED AND UNREALIZED GAIN (LOSSES) ON INVESTMENTS AND FUTURES
Net realized gain (loss) on transactions from:
Investments	$22,864	$12,557	$14,342	$4,133
Futures	-	-	-	-
Change in net unrealized appreciation (depreciation) of:
Investments	(2,042)	(15,147)	(5,026)	(2,785)
Futures	-	-	-	-
Net realized\unrealized gains (losses) on investments and futures	20,822	(2,590)	9,316	1,348
Change in net assets resulting from operations	$18,525	$(3,787)	$9,510	$1,101
* Includes reimbursements of investment advisory and adminstration fees:	$10	$3	$6	$-(b)

  (b)  Rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds69

JPMorgan Funds

STATEMENT OF
OPERATIONS (CONTINUED)  FOR THE SIX MONTHS ENDED JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

	Mid Cap Value	Small Cap Core	Small Cap Equity	U.S. Small Company
INVESTMENT INCOME
Dividends	$39,290	$4,161	$1,249	$1,134
Dividend income from affiliates*	2,964	222	158	42
Interest income	-	31	-	5
Income from securities lending (net)	125	297	9	-
Foreign taxes withheld	(46)	(5)	-	(1)
Total investment income	42,333	4,706	1,416	1,180
EXPENSES
Investment advisory fees	16,464	2,674	1,190	562
Administrative fees	2,896	491	217	112
Distribution fees	5,573	-	226	-
Shareholder servicing fees	5,141	1,028	458	180
Custodian and accounting fees	129	71	13	52
Interest expense	4	-	1	1
Professional fees	75	27	28	27
Trustees' fees	26	4	2	1
Printing and mailing costs	251	18	38	10
Registration and filing fees	311	40	21	19
Transfer agent fees	1,434	6	96	18
Other	145	15	12	5
Total expenses before waivers	32,449	4,374	2,302	987
Less amounts waived	(3,617)	(1,083)	(319)	(105)
Less earnings credits	(14)	-	(1)	(1)
Net expenses	28,818	3,291	1,982	881
Net investment income (Loss)	13,515	1,415	(566)	299

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds70

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF
OPERATIONS   FOR THE SIX MONTHS ENDED JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

	Mid Cap Value	Small Cap Core	Small Cap Equity	U.S. Small Company
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND FUTURES:
Net realized gain (loss) on transactions from:
Investments	$121,450	$4,331	$30,327	$8,865
Futures	-	(1,388)	-	(58)
Change in net unrealized appreciation (depreciation) of:
Investments	137,094	(10,923)	(17,531)	(10,992)
Futures	-	(293)	-	(71)
Net realized\unrealized gains (losses) on investments and futures	258,544	(8,273)	12,796	(2,256)
Change in net assets resulting from operations	$272,059	$(6,858)	$12,230	$(1,957)
* Includes reimbursements of investment advisory and adminstration fees:	$196	$15	$11	$3

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds71

JPMorgan Funds

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Capital Growth		Dynamic Small Cap
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,297)	$(3,194)	$(1,197)	$(2,722)
Net realized gain (loss) on investments and futures	22,864	84,582	12,557	37,317
Change in net unrealized appreciation (depreciation) of investments and futures	(2,042)	(5,839)	(15,147)	(18,399)
Increase (decrease) in net assets from operations	18,525	75,549	(3,787)	16,196
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on investment transactions	-	(61,848)	-	-
Total distributions to shareholders	-	(61,848)	-	-
CAPITAL SHARE TRANSACTIONS
Increase (decrease)	153,625	47,795	(14,037)	(15,717)
NET ASSETS
Total increase (decrease) in net assets	172,150	61,496	(17,824)	479
Beginning of period	542,027	480,531	191,844	191,365
End of period	$714,177	$542,027	$174,020	$191,844
Accumulated undistributed (distributions in excess of) net investment income	$(2,340)	$(43)	$(1,204)	$(7)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds72

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Mid Cap Equity		Mid Cap Growth
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$194	$643	$(247)	$(374)
Net realized gain (loss) on investments and futures	14,342	28,575	4,133	10,011
Change in net unrealized appreciation (depreciation) of investments and futures	(5,026)	8,854	(2,785)	(582)
Increase (decrease) in net assets from operations	9,510	38,072	1,101	9,055
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(216)	(627)	-	-
From net realized gains on investment transactions	-	(23,640)	-	-
Total distributions to shareholders	(216)	(24,267)	-	-
CAPITAL SHARE TRANSACTIONS
Increase (decrease)	12,924	19,236	(6,234)	(12,240)
NET ASSETS
Total increase (decrease) in net assets	22,218	33,041	(5,133)	(3,185)
Beginning of period	227,107	194,066	57,382	60,567
End of period	$249,325	$227,107	$52,249	$57,382
Accumulated undistributed (distributions in excess of) net investment income	$(28)	$(6)	$(248)	$(1)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds73

JPMorgan Funds

STATEMENT OF CHANGES
IN NET ASSETS (CONTINUED)  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Mid Cap Value		Small Cap Core
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$13,515	$8,301	$1,415	$920
Net realized gain (loss) on investments and futures	121,450	68,273	2,943	100,058
Change in net unrealized appreciation (depreciation) of investments and futures	137,094	344,403	(11,216)	(27,707)
Increase (decrease) in net assets from operations	272,059	420,977	(6,858)	73,271
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(8,593)	-	(605)
From net realized gains on investment transactions	-	(46,201)	-	(87,711)
Total distributions to shareholders	-	(54,794)	-	(88,316)
CAPITAL SHARE TRANSACTIONS
Increase (decrease)	2,250,604	2,466,242	(82,311)	532,830
NET ASSETS
Total increase (decrease) in net assets	2,522,663	2,832,425	(89,169)	517,785
Beginning of period	3,688,754	856,329	903,738	385,953
End of period	$6,211,417	$3,688,754	$814,569	$903,738
Accumulated undistributed (distributions in excess of) net investment income	$13,505	$(10)	$1,664	$249

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds74

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Small Cap Equity		U.S. Small Company
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(566)	$(1,977)	$299	$(249)
Net realized gain (loss) on investments and futures	30,327	276,109	8,807	89,186
Change in net unrealized appreciation (depreciation) of investments and futures	(17,531)	(93,478)	(11,063)	(62,529)
Increase (decrease) in net assets from operations	12,230	180,654	(1,957)	26,408
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on investment transactions	-	(112,302)	-	(28,244)
Total distributions to shareholders	-	(112,302)	-	(28,244)
CAPITAL SHARE TRANSACTIONS
Increase (decrease)	15,246	(457,947)	(31,081)	(126,815)
NET ASSETS
Total increase (decrease) in net assets	27,476	(389,595)	(33,038)	(128,651)
Beginning of period	356,870	746,465	210,807	339,458
End of period	$384,346	$356,870	$177,769	$210,807
Accumulated undistributed (distributions in excess of) net investment income	$(574)	$(8)	$302	$3

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds75

JPMorgan Funds

STATEMENT OF CHANGES
IN NET ASSETS (CONTINUED)  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Capital Growth		Dynamic Small Cap
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
CAPITAL TRANSACTIONS
Class A Shares
Proceeds from shares issued	$39,250	$40,060	$8,185	$27,956
Dividends reinvested	-	49,434	-	-
Cost of shares redeemed	(49,869)	(73,060)	(25,818)	(38,856)
Change in net assets from Class A capital transactions	$(10,619)	$16,434	$(17,633)	$(10,900)
Class B Shares
Proceeds from shares issued	$2,256	$3,364	$5,834	$11,257
Dividends reinvested	-	5,878	-	-
Cost of shares redeemed	(15,723)	(20,517)	(13,251)	(16,973)
Change in net assets from Class B capital transactions	$(13,467)	$(11,275)	$(7,417)	$(5,716)
Class C Shares
Proceeds from shares issued	$3,568	$3,881	$10,283	$19,086
Dividends reinvested	-	426	-	-
Cost of shares redeemed	(569)	(1,053)	(7,067)	(10,644)
Change in net assets from Class C capital transactions	$2,999	$3,254	$3,216	$8,442
Select Class Shares
Proceeds from shares issued	$188,710	$39,557	$10,030	$7,516
Dividends reinvested	-	1,140	-	-
Cost of shares redeemed	(13,998)	(1,315)	(2,233)	(15,059)
Change in net assets from Select Class capital transactions	$174,712	$39,382	$7,797	$(7,543)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds76

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Mid Cap Equity		Mid Cap Growth
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
CAPITAL TRANSACTIONS
Class A Shares
Proceeds from shares issued	$-	$-	$1,094	$2,220
Dividends reinvested	-	-	-	-
Cost of shares redeemed	-	-	(7,200)	(13,954)
Change in net assets from Class A capital transactions	$-	$-	$(6,106)	$(11,734)
Class B Shares
Proceeds from shares issued	$-	$-	$315	$194
Dividends reinvested	-	-	-	-
Cost of shares redeemed	-	-	(443)	(700)
Change in net assets from Class B capital transactions	$-	$-	$(128)	$(506)
Select Class
Proceeds from shares issued	$63,171	$57,714	$-	$-
Dividends reinvested	32	17,555	-	-
Cost of shares redeemed	(50,279)	(56,033)	-	-
Redemption in-kind	-	-	-	-
Change in net assets from Select Class capital transactions	$12,924	$19,236	$-	$-

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds77

JPMorgan Funds

STATEMENT OF CHANGES
IN NET ASSETS (CONTINUED)  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Mid Cap Value		Small Cap Core
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
CAPITAL TRANSACTIONS
Class A Shares
Proceeds from shares issued	$1,111,678	$1,033,844	$-	$-
Dividends reinvested	-	16,217	-	-
Cost of shares redeemed	(162,851)	(122,265)	-	-
Change in net assets from Class A capital transactions	$948,827	$927,796	$-	$-
Class B Shares
Proceeds from shares issued	$58,079	$93,272	$-	$-
Dividends reinvested	-	1,863	-	-
Cost of shares redeemed	(10,844)	(9,647)	-	-
Change in net assets from Class B capital transactions	$47,235	$85,488	$-	$-
Class C Shares
Proceeds from shares issued	$300,859	$348,253	-	-
Dividends reinvested	-	4,102	-	-
Cost of shares redeemed	(24,289)	(16,865)	-	-
Change in net assets from Class C capital transactions	$276,570	$335,490	-	-
Select Class
Proceeds from shares issued	$705,163	$405,562	$40,395	$640,372
Dividends reinvested	-	4,698	-	76,052
Cost of shares redeemed	(89,428)	(43,384)	(122,706)	(183,594)
Redemption in-kind	-	-	-	-
Change in net assets from Select Class capital transactions	$615,735	$366,876	$(82,311)	$532,830
Institutional Class
Proceeds from shares issued	$622,062	$848,157	-	-
Dividends reinvested	-	14,335	-	-
Cost of shares redeemed	(259,825)	(111,900)	-	-
Change in net assets from Institutional Class capital transactions	$362,237	$750,592	-	-

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds78

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Small Cap Equity		U.S. Small Company
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
CAPITAL TRANSACTIONS
Class A Shares
Proceeds from shares issued	$50,720	$-	$-	$-
Dividends reinvested	-	-	-	-
Cost of shares redeemed	(25,830)	-	-	-
Change in net assets from Class A capital transactions	$24,890	$-	$-	$-
Class B Shares
Proceeds from shares issued	$2,562	$-	$-	$-
Dividends reinvested	-	-	-	-
Cost of shares redeemed	(6,370)	-	-	-
Change in net assets from Class B capital transactions	$(3,808)	$-	$-	$-
Class C Shares
Proceeds from shares issued	$2,773	-	-	-
Dividends reinvested	-	-	-	-
Cost of shares redeemed	(16)	-	-	-
Change in net assets from Class C capital transactions	$2,757	$-	$-	$-
Select Class
Proceeds from shares issued	$54,761	$141,242	$31,654	$21,554
Dividends reinvested	-	88,631	-	13,051
Cost of shares redeemed	(63,354)	(195,648)	(28,441)	(97,302)
Redemption in-kind	-	(518,018)	-	-
Change in net assets from Select Class capital transactions	$(8,593)	$(483,793)	$3,213	$(62,697)
Institutional Class
Proceeds from shares issued	$-	$-	$12,331	$21,366
Dividends reinvested	-	-	-	6,203
Cost of shares redeemed	-	-	(46,625)	(91,687)
Change in net assets from Institutional Class capital transactions	$-	$-	$(34,294)	$(64,118)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds79

JPMorgan Funds

STATEMENT OF CHANGES
IN NET ASSETS (CONTINUED)  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Capital Growth		Dynamic Small Cap
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
SHARE TRANSACTIONS
Class A Shares
Issued	1,028	1,024	464	1,634
Reinvested	-	1,303	-	-
Redeemed	(1,302)	(1,870)	(1,472)	(2,293)
Change in Class A Shares	(274)	457	(1,008)	(659)
Class B Shares
Issued	64	91	351	693
Reinvested	-	167	-	-
Redeemed	(445)	(558)	(795)	(1,057)
Change in Class B Shares	(381)	(300)	(444)	(364)
Class C Shares
Issued	101	107	623	1,186
Reinvested	-	12	-	-
Redeemed	(16)	(29)	(427)	(673)
Change in Class C Shares	85	90	196	513
Select Class
Issued	4,724	969	570	427
Reinvested	-	29	-	-
Redeemed	(352)	(33)	(125)	(859)
Change in Select Class	4,372	965	445	(432)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds80

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Mid Cap Equity		Mid Cap Growth
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
SHARE TRANSACTIONS
Class A Shares
Issued	-	-	192	433
Reinvested	-	-	-	-
Redeemed	-	-	(1,263)	(2,687)
Change in Class A Shares	-	-	(1,071)	(2,254)
Class B Shares
Issued	-	-	57	39
Reinvested	-	-	-	-
Redeemed	-	-	(81)	(140)
Change in Class B Shares	-	-	(24)	(101)
Select Class
Issued	1,902	1,752	-	-
Reinvested	1	536	-	-
Redeemed	(1,501)	(1,693)	-	-
Redemption in-kind	-	-	-	-
Change in Select Class	402	595	-	-

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds81

JPMorgan Funds

STATEMENT OF CHANGES
IN NET ASSETS (CONTINUED)  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Mid Cap Value		Small Cap Core
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
SHARE TRANSACTIONS
Class A Shares
Issued	49,851	51,027	-	-
Reinvested	-	746	-	-
Redeemed	(7,307)	(6,071)	-	-
Change in Class A Shares	42,544	45,702	-	-
Class B Shares
Issued	2,660	4,666	-	-
Reinvested	-	87	-	-
Redeemed	(496)	(488)	-	-
Change in Class B Shares	2,164	4,265	-	-
Class C Shares
Issued	13,750	17,330	-	-
Reinvested	-	192	-	-
Redeemed	(1,108)	(851)	-	-
Change in Class C Shares	12,642	16,671	-	-
Select Class
Issued	31,615	19,743	976	14,251
Reinvested	-	215	-	1,769
Redeemed	(3,978)	(2,172)	(2,960)	(3,918)
Change in Select Class	27,637	17,786	(1,984)	12,102
Institutional Class
Issued	27,616	41,530	-	-
Reinvested	-	652	-	-
Redeemed	(11,675)	(5,510)	-	-
Change in Institutional Class	15,941	36,672	-	-

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds82

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Small Cap Equity		U.S. Small Company
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
SHARE TRANSACTIONS
Class A Shares
Issued	1,936	-	-	-
Reinvested	-	-	-	-
Redeemed	(984)	-	-	-
Change in Class A Shares	952	-	-	-
Class B Shares
Issued	107	-	-	-
Reinvested	-	-	-	-
Redeemed	(267)	-	-	-
Change in Class B Shares	(160)	-	-	-
Class C Shares
Issued	116	-	-	-
Reinvested	-	-	-	-
Redeemed	(1)	-	-	-
Change in Class C Shares	115	-	-	-
Select Class
Issued	1,986	5,240	2,541	1,535
Reinvested	-	3,235	-	962
Redeemed	(2,296)	(7,291)	(2,189)	(7,032)
Redemption in-kind	-	(18,885)	-	-
Change in Select Class	(310)	(17,701)	352	(4,535)
Institutional Class
Issued	-	-	958	1,563
Reinvested	-	-	-	458
Redeemed	-	-	(3,672)	(6,617)
Change in Institutional Class	-	-	(2,714)	(4,596)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds83

JPMorgan Funds

FINANCIAL HIGHLIGHTS

Class A

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (f)
CAPITAL GROWTH FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$38.51	(0.13)		1.03	0.90	-	-	-	$39.41	2.34%
Year Ended 12/31/04	$37.47	(0.24	)(d)	6.49	6.25	-	(5.21)	(5.21)	$38.51	16.90%
Year Ended 12/31/03	$28.60	(0.34	)(d)	10.61	10.27	-	(1.40)	(1.40)	$37.47	36.10%
Year Ended 12/31/02	$40.10	(0.38	)(d)	(10.86)	(11.24)	-	(0.26)	(0.26)	$28.60	(28.04%)
11/1/01 Through 12/31/01(c)	$35.37	(0.03)		4.76	4.73	-	-	-	$40.10	13.37%
Year Ended 10/31/01	$47.91	(0.19	)(d)	(6.87)	(7.06)	-	(5.48)	(5.48)	$35.37	(15.86%)
Year Ended 10/30/00	$42.85	(0.14	)(d)	10.11	9.97	-	4.91	4.91	$47.91	25.81%
DYNAMIC SMALL CAP FUND
Six Months Ended 6/30/05 (Unaudited)	$18.46	0.09		(0.41)	(0.32)	-	-	-	$18.14	(1.73%)
Year Ended 12/31/04	$16.81	(0.19	)(d)	1.84	1.65	-	-	-	$18.46	9.82%
Year Ended 12/31/03	$12.14	(0.16	)(d)	4.83	4.67	-	-	-	$16.81	38.47%
Year Ended 12/31/02	$15.72	(0.18)		(3.40)	(3.58)	-	-	-	$12.14	(22.77%)
11/1/01 Through 12/31/01(c)	$14.21	(0.03)		1.54	1.51	-	-	-	$15.72	10.63%
Year Ended 10/31/01	$24.54	(0.24)		(6.71)	(6.95)	-	(3.38)	(3.38)	$14.21	(30.60%)
Year Ended 10/31/00	$15.98	(0.22	)(d)	8.78	8.56	-	-	-	$24.54	53.57%
MID CAP GROWTH FUND
Six Months Ended 6/30/05 (Unaudited)	$5.74	(0.03)		0.16	0.13	-	-	-	$5.87	2.26%
Year Ended 12/31/04	$4.91	(0.03	)(d)	0.86	0.83	-	-	-	$5.74	16.90%
Year Ended 12/31/03	$3.57	(0.04	)(d)	1.38	1.34	-	-	-	$4.91	37.53%
Year Ended 12/31/02	$5.06	(0.05	)(d)	(1.44)	(1.49)	-	-	-	$3.57	(29.45%)
10/1/01 Through 12/31/01(g)	$4.27	(0.01)		0.80	0.79	-	-	-	$5.06	18.50%
Year Ended 9/30/01	$12.51	(0.02	)(d)	(8.06)	(8.08)	-	(0.16)	(0.16)	$4.27	(65.10%)
10/29/99(b) Through 9/30/00	$10.00	(0.09)		2.60	2.51	-	-	-	$12.51	25.12%

  (a)  Prior to September 10, 2001, Capital Growth Fund invested all of its investable assets in the Capital Growth Portfolio. The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of Capital Growth Portfolio.

  (b)  Commencement of operations.

  (c)  The Fund changed its fiscal year end from 10/31 to 12/31.

  (d)  Calculated based upon average shares outstanding.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

  (g)  The Fund changed its fiscal year end from 9/30 to 12/31.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds84

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets: (e)
	Net assets, end of period (million's)	Net expenses	Net investment income (loss)	Expenses without waivers reimbursements and earnings credits	Portfolio turnover rate (f)
CAPITAL GROWTH FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$441	1.19%	(0.72%)	1.19%	63%
Year Ended 12/31/04	$441	1.35%	(0.61%)	1.37%	122%
Year Ended 12/31/03	$412	1.35%	(1.05%)	1.46%	68%
Year Ended 12/31/02	$330	1.35%	(1.13%)	1.38%	93%
11/1/01 Through 12/31/01(c)	$495	1.35%	(0.40%)	1.35%	2%
Year Ended 10/31/01	$426	1.35%	(0.47%)	1.37%	43%
Year Ended 10/30/00	$523	1.35%	(0.32%)	1.35%	66%
DYNAMIC SMALL CAP FUND
Six Months Ended 6/30/05 (Unaudited)	$66	1.50%	(1.15%)	1.57%	54%
Year Ended 12/31/04	$86	1.50%	(1.14%)	1.73%	112%
Year Ended 12/31/03	$89	1.50%	(1.19%)	1.86%	55%
Year Ended 12/31/02	$82	1.50%	(1.20%)	1.82%	52%
11/1/01 Through 12/31/01(c)	$125	1.50%	(1.21%)	1.63%	8%
Year Ended 10/31/01	$120	1.50%	(1.13%)	1.64%	57%
Year Ended 10/31/00	$154	1.50%	(0.99%)	1.76%	87%
MID CAP GROWTH FUND
Six Months Ended 6/30/05 (Unaudited)	$49	1.35%	(0.90%)	1.69%	58%
Year Ended 12/31/04	$54	1.35%	(0.61%)	1.79%	118%
Year Ended 12/31/03	$58	1.35%	(1.05%)	1.77%	69%
Year Ended 12/31/02	$53	1.35%	(1.15%)	1.62%	39%
10/1/01 Through 12/31/01(g)	$101	1.35%	(0.84%)	1.35%	135%
Year Ended 9/30/01	$94	1.30%	(0.54%)	1.30%	159%
10/29/99(b) Through 9/30/00	$33	1.16%	(0.68%)	1.20%	147%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds85

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Class A (continued)

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net realized Net investment income (loss)		and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (f)
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$22.05	0.04		1.05	1.09	-	-	-	$23.14	4.94%
Year Ended 12/31/04	$18.62	0.07	(d)	3.71	3.78	(0.04)	(0.31)	(0.35)	$22.05	20.32%
Year Ended 12/31/03	$14.44	0.09	(d)	4.25	4.34	(0.05)	(0.11)	(0.16)	$18.62	30.07%
Year Ended 12/31/02	$14.10	0.07	(d)	0.31	0.38	(0.03)	(0.01)	(0.04)	$14.44	2.68%
10/1/01 Through 12/31/01(a)	$13.43	0.02	(d)	1.48	1.50	(0.08)	(0.75)	(0.83)	$14.10	11.20%
4/30/01(c) Through 9/30/01	$14.24	0.04	(d)	(0.85)	(0.81)	-	-	-	$13.43	(5.69%)
SMALL CAP EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$26.44	(0.07)		0.89	0.82	-	-	-	$27.26	3.10%
Year Ended 12/31/04	$24.11	(0.17	)(d)	6.33	6.16	-	(3.83)	(3.83)	$26.44	26.13%
Year Ended 12/31/03	$17.68	(0.15	)(d)	6.58	6.43	-	-	-	$24.11	36.37%
Year Ended 12/31/02	$21.53	(0.15	)(d)	(3.57)	(3.72)	-	(0.13)	(0.13)	$17.68	(17.30%)
11/1/01 Through 12/31/01(b)	$19.64	(0.03	)(d)	1.92	1.89	-	-	-	$21.53	9.62%
Year Ended 10/31/01	$27.89	(0.10)		(4.26)	(4.36)	-	(3.89)	(3.89)	$19.64	(16.62%)
Year Ended 10/31/00	$22.77	(0.20	)(d)	7.97	7.77	-	(2.65)	(2.65)	$27.89	37.10%

  (a)  The Fund changed its fiscal year end from 9/30 to 12/31.

  (b)  The Fund changed its fiscal year end from 10/31 to 12/31.

  (c)  Commencement of offering of class of shares.

  (d)  Calculated based upon average shares outstanding.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

  (g)  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds86

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets: (e)
	Net assets, end of period (million's)	Net expenses	Net investment income (loss)	Expenses without waivers reimbursements and earnings credits		Portfolio turnover rate (f)
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$2,383	1.25%	0.45%	1.39%		16%
Year Ended 12/31/04	$1,333	1.25%	0.34%	1.60%		41%
Year Ended 12/31/03	$275	1.25%	0.51%	1.65%		32%
Year Ended 12/31/02	$26	1.25%	0.50%	1.70%		51%
10/1/01 Through 12/31/01(a)	$5	1.25%	0.47%	3.72	%(g)	15%
4/30/01(c) Through 9/30/01	$2	1.30%	0.71%	15.30	%(g)	98%
SMALL CAP EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$159	1.36%	(0.58%)	1.41%		44%
Year Ended 12/31/04	$129	1.38%	(0.66%)	1.62%		44%
Year Ended 12/31/03	$88	1.38%	(0.75%)	1.65%		38%
Year Ended 12/31/02	$77	1.38%	(0.74%)	1.40%		51%
11/1/01 Through 12/31/01(b)	$71	1.38%	(0.81%)	1.38%		6%
Year Ended 10/31/01	$67	1.39%	(0.80%)	1.40%		47%
Year Ended 10/31/00	$93	1.44%	(0.77%)	1.44%		75%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds87

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Class B

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (f)
CAPITAL GROWTH FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$35.73	(0.22)		0.97	0.75	-	-	-	$36.48	2.10%
Year Ended 12/31/04	$35.27	(0.40	)(d)	6.07	5.67	-	(5.21)	(5.21)	$35.73	16.31%
Year Ended 12/31/03	$27.13	(0.48	)(d)	10.02	9.54	-	(1.40)	(1.40)	$35.27	35.37%
Year Ended 12/31/02	$38.24	(0.65	)(d)	(10.20)	(10.85)	-	(0.26)	(0.26)	$27.13	(28.39%)
11/1/01 Through 12/31/01(c)	$33.75	(0.06)		4.55	4.49	-	-	-	$38.24	13.30%
Year Ended 10/31/01	$46.20	(0.38	)(d)	(6.59)	(6.97)	-	(5.48)	(5.48)	$33.75	(16.30%)
Year Ended 10/31/00	$41.07	(0.35	)(d)	9.79	9.44	-	4.91	4.91	$46.20	25.21%
DYNAMIC SMALL CAP FUND
Six Months Ended 6/30/05 (Unaudited)	$17.47	(0.32)		(0.03)	(0.35)	-	-	-	$17.12	(2.00%)
Year Ended 12/31/04	$16.01	(0.28	)(d)	1.74	1.46	-	-	-	$17.47	9.12%
Year Ended 12/31/03	$11.63	(0.24	)(d)	4.62	4.38	-	-	-	$16.01	37.66%
Year Ended 12/31/02	$15.16	(0.27)		(3.26)	(3.53)	-	-	-	$11.63	(23.28%)
11/1/01 Through 12/31/01(c)	$13.72	(0.04)		1.48	1.44	-	-	-	$15.16	10.50%
Year Ended 10/31/01	$23.96	(0.23)		(6.63)	(6.86)	-	(3.38)	(3.38)	$13.72	(31.02%)
Year Ended 10/31/00	$15.71	(0.40	)(d)	8.65	8.25	-	-	-	$23.96	52.51%
MID CAP GROWTH FUND(C)
Six Months Ended 6/30/05 (Unaudited)	$5.54	(0.06)		0.17	0.11	-	-	-	$5.65	1.99%
Year Ended 12/31/04	$4.77	(0.07	)(d)	0.84	0.77	-	-	-	$5.54	16.14%
Year Ended 12/31/03	$3.49	(0.07	)(d)	1.35	1.28	-	-	-	$4.77	36.68%
Year Ended 12/31/02	$4.99	(0.08	)(d)	(1.42)	(1.50)	-	-	-	$3.49	(30.06%)
10/1/01 Through 12/31/01(g)	$4.22	(0.02)		0.79	0.77	-	-	-	$4.99	18.25%
Year Ended 9/30/01	$12.43	(0.07	)(d)	(7.98)	(8.05)	-	(0.16)	(0.16)	$4.22	(65.30%)
10/29/99(b) Through 9/30/00	$10.00	(0.17)		2.60	2.43	-	-	-	$12.43	24.31%

  (a)  Prior to September 10, 2001, Capital Growth Fund invested all of its investable assets in the Capital Growth Portfolio. The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of Capital Growth Portfolio.

  (b)  Commencement of operations.

  (c)  The Fund changed its fiscal year end from 10/31 to 12/31.

  (d)  Calculated based upon average shares outstanding.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

  (g)  The Fund changed its fiscal year end from 9/30 to 12/31.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds88

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets: (e)
	Net assets, end of period (million's)	Net expenses	Net investment income (loss)	Expenses without waivers reimbursements and earnings credits	Portfolio turnover rate (f)
CAPITAL GROWTH FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$38	1.70%	(1.23%)	1.70%	63%
Year Ended 12/31/04	$51	1.85%	(1.10%)	1.88%	122%
Year Ended 12/31/03	$61	1.85%	(1.55%)	1.96%	68%
Year Ended 12/31/02	$59	1.85%	(1.64%)	1.89%	93%
11/1/01 Through 12/31/01(c)	$170	1.85%	(0.93%)	1.85%	2%
Year Ended 10/31/01	$164	1.85%	(0.97%)	1.87%	43%
Year Ended 10/31/00	$318	1.85%	(0.82%)	1.85%	66%
DYNAMIC SMALL CAP FUND
Six Months Ended 6/30/05 (Unaudited)	$53	2.05%	(1.70%)	2.07%	54%
Year Ended 12/31/04	$62	2.12%	(1.76%)	2.23%	112%
Year Ended 12/31/03	$63	2.12%	(1.81%)	2.35%	55%
Year Ended 12/31/02	$48	2.12%	(1.82%)	2.32%	52%
11/1/01 Through 12/31/01(c)	$72	2.12%	(1.83%)	2.12%	8%
Year Ended 10/31/01	$67	2.13%	(1.75%)	2.14%	57%
Year Ended 10/31/00	$110	2.20%	(1.69%)	2.26%	87%
MID CAP GROWTH FUND(C)
Six Months Ended 6/30/05 (Unaudited)	$3	2.05%	(1.60%)	2.19%	58%
Year Ended 12/31/04	$3	2.05%	(1.31%)	2.29%	118%
Year Ended 12/31/03	$3	2.05%	(1.75%)	2.33%	69%
Year Ended 12/31/02	$3	2.05%	(1.85%)	2.32%	39%
10/1/01 Through 12/31/01(g)	$5	2.05%	(1.53%)	2.05%	135%
Year Ended 9/30/01	$6	2.00%	(1.22%)	2.00%	159%
10/29/99(b) Through 9/30/00	$25	1.86%	(1.38%)	1.91%	147%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds89

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Class B (continued)

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (f)
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$21.66	-	(h)	1.01	1.01	-	-	-	$22.67	4.66%
Year Ended 12/31/04	$18.37	(0.06	)(d)	3.66	3.60	-	(0.31)	(0.31)	$21.66	19.60%
Year Ended 12/31/03	$14.32	(0.03	)(d)	4.19	4.16	-	(0.11)	(0.11)	$18.37	29.06%
Year Ended 12/31/02	$14.06	(0.04	)(d)	0.31	0.27	-	(0.01)	(0.01)	$14.32	1.94%
10/1/01 Through 12/31/01(a)	$13.40	(0.01	)(d)	1.47	1.46	(0.05)	(0.75)	(0.80)	$14.06	10.94%
4/30/01(c) Through 9/30/01	$14.24	-	(d)	(0.84)	(0.84)	-	-	-	$13.40	(5.90%)
SMALL CAP EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$24.01	(0.14)		0.82	0.68	-	-	-	$24.69	2.83%
Year Ended 12/31/04	$22.34	(0.34	)(d)	5.84	5.50	-	(3.83)	(3.83)	$24.01	25.22%
Year Ended 12/31/03	$16.50	(0.27	)(d)	6.11	5.84	-	-	-	$22.34	35.39%
Year Ended 12/31/02	$20.26	(0.29	)(d)	(3.34)	(3.63)	-	(0.13)	(0.13)	$16.50	(17.94%)
11/1/01 Through 12/31/01(b)	$18.50	(0.05	)(d)	1.81	1.76	-	-	-	$20.26	9.51%
Year Ended 10/31/01	$26.73	(0.09)		(4.25)	(4.34)	-	(3.89)	(3.89)	$18.50	(17.37%)
Year Ended 10/31/00	$22.06	(0.37	)(d)	7.69	7.32	-	(2.65)	(2.65)	$26.73	36.17%

  (a)  The Fund changed its fiscal year end from 9/30 to 12/31.

  (b)  The Fund changed its fiscal year end from 10/31 to 12/31.

  (c)  Commencement of offering of class of shares.

  (d)  Calculated based upon average shares outstanding.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

  (g)  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

  (h)  Amount less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds90

SEMI-ANNUAL REPORT JUNE 30

2005

.

	Ratios/Supplemental data:
		Ratios to average net assets: (e)
	Net assets, end of period (million's)	Net expenses	Net investment income (loss)	Expenses without waivers reimbursements and earnings credits		Portfolio turnover rate (f)
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$230	1.79%	(0.11%)	1.89%		16%
Year Ended 12/31/04	$173	1.90%	(0.32%)	2.10%		41%
Year Ended 12/31/03	$68	1.95%	(0.21%)	2.19%		32%
Year Ended 12/31/02	$14	2.00%	(0.27%)	2.49%		51%
10/1/01 Through 12/31/01(a)	$3	1.99%	(0.27%)	4.47	%(g)	15%
4/30/01(c) Through 9/30/01	$1	2.03%	0.01%	16.00	%(g)	98%
SMALL CAP EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$13	1.90%	(1.14%)	1.92%		44%
Year Ended 12/31/04	$17	2.12%	(1.43%)	2.12%		44%
Year Ended 12/31/03	$22	2.12%	(1.49%)	2.21%		38%
Year Ended 12/31/02	$23	2.12%	(1.50%)	2.16%		51%
11/1/01 Through 12/31/01(b)	$42	2.12%	(1.55%)	2.12%		6%
Year Ended 10/31/01	$39	2.13%	(1.54%)	2.14%		47%
Year Ended 10/31/00	$57	2.17%	(1.50%)	2.17%		75%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds91

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Class C

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income		Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (f)
CAPITAL GROWTH FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$35.20	(0.35)		1.10	0.75	-		-	-	$35.95	2.13%
Year Ended 12/31/04	$34.81	(0.40	)(d)	6.00	5.60	-		(5.21)	(5.21)	$35.20	16.32%
Year Ended 12/31/03	$26.83	(0.47	)(d)	9.85	9.38	-		(1.40)	(1.40)	$34.81	35.17%
Year Ended 12/31/02	$37.82	(0.53	)(d)	(10.20)	(10.73)	-		(0.26)	(0.26)	$26.83	(28.39%)
11/1/01 Through 12/31/01(b)	$33.38	(0.05)		4.49	4.44	-		-	-	$37.82	13.30%
Year Ended 10/31/01	$45.76	(0.37	)(d)	(6.53)	(6.90)	-		(5.48)	(5.48)	$33.38	(16.30%)
Year Ended 10/30/00	$41.31	0.35	(d)	9.71	9.36	-		4.91	4.91	$45.76	25.25%
DYNAMIC SMALL CAP FUND
Six Months Ended 6/30/05 (Unaudited)	$17.44	(0.13)		(0.22)	(0.35)	-		-	-	$17.09	(2.01%)
Year Ended 12/31/04	$15.98	(0.28	)(d)	1.74	1.46	-		-	-	$17.44	9.14%
Year Ended 12/31/03	$11.61	(0.25	)(d)	4.62	4.37	-		-	-	$15.98	37.64%
Year Ended 12/31/02	$15.13	(0.21)		(3.31)	(3.52)	-		-	-	$11.61	(23.26%)
11/1/01 Through 12/31/01(b)	$13.70	(0.04)		1.47	1.43	-		-	-	$15.13	10.44%
Year Ended 10/31/01	$23.93	(0.23)		(6.62)	(6.85)	-		(3.38)	(3.38)	$13.70	(31.02%)
Year Ended 10/31/00	$15.69	(0.35	)(d)	8.59	8.24	-		-	-	$23.93	52.52%
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$21.70	-	(h)	1.01	1.01	-		-	-	$22.71	4.65%
Year Ended 12/31/04	$18.41	(0.06	)(d)	3.66	3.60	-		(0.31)	(0.31)	$21.70	19.56%
Year Ended 12/31/03	$14.35	(0.03	)(d)	4.20	4.17	-	(h)	(0.11)	(0.11)	$18.41	29.09%
Year Ended 12/31/02	$14.09	(0.04	)(d)	0.31	0.27	-		(0.01)	(0.01)	$14.35	1.94%
10/1/01 Through 12/31/01(d)	$13.41	(0.01	)(d)	1.48	1.47	(0.04)		(0.75)	(0.79)	$14.09	11.05%
4/30/01(c) Through 9/30/01	$14.24	-	(d)	(0.83)	(0.83)	-		-	-	$13.41	(5.83%)
SMALL CAP EQUITY FUND
2/19/05(c) Through 6/30/05 (Unaudited)	$24.32	(0.03)		0.39	0.36	-		-	-	$24.68	1.48%

  (a)  Prior to September 10, 2001, Capital Growth Fund invested all of its investable assets in the Capital Growth Portfolio. The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of Capital Growth Portfolio.

  (b)  The Fund changed its fiscal year end from 10/31 to 12/31.

  (c)  Commencement of offering of class of shares.

  (d)  Calculated based upon average shares outstanding.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

  (g)  The Fund changed its fiscal year end from 9/30 to 12/31.

  (h)  Amount less than $0.01.

  (i)  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds92

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets: (e)
	Net assets, end of period (million's)	Net expenses	Net investment income (loss)	Expenses without waivers reimbursements and earnings credits		Portfolio turnover rate (f)
CAPITAL GROWTH FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$11	1.68%	(1.28)	1.68%		63%
Year Ended 12/31/04	$7	1.85%	(1.09%)	1.87%		122%
Year Ended 12/31/03	$4	1.85%	(1.55%)	1.96%		68%
Year Ended 12/31/02	$3	1.85%	(1.63%)	1.88%		93%
11/1/01 Through 12/31/01(b)	$5	1.85%	(0.91%)	1.85%		2%
Year Ended 10/31/01	$4	1.85%	(0.97%)	1.87%		43%
Year Ended 10/30/00	$5	1.85%	(0.82%)	1.85%		66%
DYNAMIC SMALL CAP FUND
Six Months Ended 6/30/05 (Unaudited)	$37	2.04%	(1.69%)	2.06%		54%
Year Ended 12/31/04	$34	2.12%	(1.76%)	2.23%		112%
Year Ended 12/31/03	$23	2.12%	(1.82%)	2.35%		55%
Year Ended 12/31/02	$10	2.12%	(1.82%)	2.32%		52%
11/1/01 Through 12/31/01(b)	$11	2.12%	(1.83%)	2.12%		8%
Year Ended 10/31/01	$10	2.13%	(1.76%)	2.14%		57%
Year Ended 10/31/00	$14	2.20%	(1.69%)	2.26%		87%
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$793	1.78%	(0.09%)	1.89%		16%
Year Ended 12/31/04	$483	1.90%	(0.31%)	2.10%		41%
Year Ended 12/31/03	$103	1.95%	(0.19%)	2.19%		32%
Year Ended 12/31/02	$9	2.00%	(0.28%)	2.51%		51%
10/1/01 Through 12/31/01(d)	$3	1.99%	(0.30%)	4.48	%(i)	15%
4/30/01(c) Through 9/30/01	$2	2.04%	0.03%	15.95	%(i)	98%
SMALL CAP EQUITY FUND
2/19/05(c) Through 6/30/05 (Unaudited)	$3	1.85%	(0.95%)	1.89%		44%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds93

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Select Class

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (f)
CAPITAL GROWTH FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$40.42	(0.18)		1.19	1.01	-	-	-	$41.43	2.50%
Year Ended 12/31/04	$38.95	(0.09	)(d)	6.77	6.68	-	(5.21)	(5.21)	$40.42	17.37%
Year Ended 12/31/03	$29.57	(0.21	)(d)	10.99	10.78	-	(1.40)	(1.40)	$38.95	36.64%
Year Ended 12/31/02	$41.26	(0.24	)(d)	(11.19)	(11.43)	-	(0.26)	(0.26)	$29.57	(27.71%)
11/1/01 Through 12/31/01(b)	$36.37	0.01		4.88	4.89	-	-	-	$41.26	13.45%
Year Ended 10/31/01	$48.76	-	(c)	(6.91)	(6.91)	-	(5.48)	(5.48)	$36.37	(15.20%)
Year Ended 10/31/00	$43.36	0.04	(d)	10.27	10.31	-	4.91	4.91	$48.76	26.34%
DYNAMIC SMALL CAP FUND
Six Months Ended 6/30/05 (Unaudited)	$18.89	(0.56)		0.27	(0.29)	-	-	-	$18.60	(1.54%)
Year Ended 12/31/04	$17.13	(0.13)		1.89	1.76	-	-	-	$18.89	10.27%
Year Ended 12/31/03	$12.32	(0.11)		4.92	4.81	-	-	-	$17.13	39.04%
Year Ended 12/31/02	$15.89	(0.08)		(3.49)	(3.57)	-	-	-	$12.32	(22.47%)
11/1/01 Through 12/31/01(b)	$14.37	(0.02)		1.54	1.52	-	-	-	$15.89	10.58%
Year Ended 10/31/01	$24.65	(0.21)		(6.69)	(6.90)	-	(3.38)	(3.38)	$14.37	(30.20%)
Year Ended 10/31/00	$15.98	(0.13)		8.80	8.67	-	-	-	$24.65	54.26%
MID CAP EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$33.30	0.03		1.23	1.26	(0.03)	-	(0.03)	$34.53	3.79%
Year Ended 12/31/04	$31.18	0.14		5.85	5.99	(0.14)	(3.73)	(3.87)	$33.30	19.36%
Year Ended 12/31/03	$24.39	0.13		7.71	7.84	(0.13)	(0.92)	(1.05)	$31.18	32.29%
Year Ended 12/31/02	$29.51	0.13		(4.07)	(3.94)	(0.13)	(1.05)	(1.18)	$24.39	(13.39%)
11/1/01 Through 12/31/01(b)	$26.17	0.02		3.43	3.45	(0.02)	(0.09)	(0.11)	$29.51	13.20%
Year Ended 10/31/01	$37.85	0.12		(5.30)	(5.18)	(0.12)	(6.38)	(6.50)	$26.17	(15.27%)
Year Ended 10/31/00	$37.55	0.17		9.34	9.51	(0.20)	(9.01)	(9.21)	$37.85	30.94%

  (a)  Prior to September 10, 2001, Capital Growth Fund invested all of its investable assets in the Capital Growth Portfolio. The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of Capital Growth Portfolio.

  (b)  The Fund changed its fiscal year end from 10/31 to 12/31.

  (c)  Amount less than $0.01.

  (d)  Calculated based upon average shares outstanding.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

  (g)  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

  (h)  Amount less than one million.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds94

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
			Ratios to average net assets: (e)
	Net assets, end of period (million's)		Net expenses	Net investment income (loss)	Expenses without waivers reimbursements and earnings credits		Portfolio turnover rate (f)
CAPITAL GROWTH FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$225		0.90%	(0.43%)	0.90%		63%
Year Ended 12/31/04	$43		0.93%	(0.21%)	1.30%		122%
Year Ended 12/31/03	$4		0.93%	(0.63%)	1.54%		68%
Year Ended 12/31/02	$2		0.93%	(0.71%)	1.26%		93%
11/1/01 Through 12/31/01(b)	$3		0.93%	0.01%	2.06%		2%
Year Ended 10/31/01	$3		0.93%	(0.01%)	1.18%		43%
Year Ended 10/31/00	$15		0.94%	0.09%	1.06%		66%
DYNAMIC SMALL CAP FUND
Six Months Ended 6/30/05 (Unaudited)	$18		1.10%	(0.76%)	1.28%		54%
Year Ended 12/31/04	$10		1.10%	(0.74%)	1.32%		112%
Year Ended 12/31/03	$16		1.10%	(0.79%)	1.28%		55%
Year Ended 12/31/02	$12		1.10%	(0.79%)	1.22%		52%
11/1/01 Through 12/31/01(b)	$8		1.10%	(0.82%)	10.33	%(g)	8%
Year Ended 10/31/01	$-	(h)	1.12%	(0.76%)	12.21	%(g)	57%
Year Ended 10/31/00	$-	(h)	1.10%	(0.59%)	15.48	%(g)	87%
MID CAP EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$249		0.90%	0.17%	1.09%		53%
Year Ended 12/31/04	$227		0.90%	0.32%	1.14%		102%
Year Ended 12/31/03	$194		0.90%	0.48%	1.14%		62%
Year Ended 12/31/02	$139		0.77%	0.51%	1.14%		84%
11/1/01 Through 12/31/01(b)	$155		0.60%	0.38%	1.15%		2%
Year Ended 10/31/01	$133		0.55%	0.38%	1.15%		55%
Year Ended 10/31/00	$164		0.41%	0.52%	1.14%		84%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds95

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Select Class (continued)

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (f)
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$22.18	0.06		1.07	1.13	-	-	-	$23.31	5.09%
Year Ended 12/31/04	$18.70	0.12	(d)	3.74	3.86	(0.07)	(0.31)	(0.38)	$22.18	20.67%
Year Ended 12/31/03	$14.48	0.12	(d)	4.27	4.39	(0.06)	(0.11)	(0.17)	$18.70	30.34%
Year Ended 12/31/02	$14.14	0.14	(d)	0.27	0.41	(0.06)	(0.01)	(0.07)	$14.48	2.90%
10/31/01(c) Through 12/31/01(a)	$13.48	0.01	(d)	1.49	1.50	(0.09)	(0.75)	(0.84)	$14.14	11.18%
SMALL CAP CORE FUND
Six Months Ended 6/30/05 (Unaudited)	$43.46	0.08		(0.24)	(0.16)	-	-	-	$43.30	(0.37%)
Year Ended 12/31/04	$44.39	0.09		9.51	9.60	(0.07)	(10.46)	(10.53)	$43.46	22.31%
Year Ended 12/31/03	$33.35	0.02		11.70	11.72	(0.01)	(0.67)	(0.68)	$44.39	35.20%
Year Ended 12/31/02	$40.46	0.04		(6.86)	(6.82)	(0.03)	(0.26)	(0.29)	$33.35	(16.94%)
11/1/01 Through 12/31/01(b)	$36.65	0.01		3.81	3.82	(0.01)	-	(0.01)	$40.46	10.42%
Year Ended 10/31/01	$51.12	0.10		(7.61)	(7.51)	(0.14)	(6.82)	(6.96)	$36.65	(15.47%)
Year Ended 10/31/00	$47.66	0.08		12.44	12.52	(0.08)	(8.98)	(9.06)	$51.12	30.16%
SMALL CAP EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$27.96	(0.01)		0.95	0.94	-	-	-	$28.90	3.36%
Year Ended 12/31/04	$25.18	(0.05	)(d)	6.66	6.61	-	(3.83)	(3.83)	$27.96	26.81%
Year Ended 12/31/03	$18.37	(0.04	)(d)	6.85	6.81	-	-	-	$25.18	37.07%
Year Ended 12/31/02	$22.25	(0.04	)(d)	(3.71)	(3.75)	-	(0.13)	(0.13)	$18.37	(16.87%)
11/1/01 Through 12/31/01(b)	$20.27	(0.01	)(d)	1.99	1.98	-	-	-	$22.25	9.77%
Year Ended 10/31/01	$28.52	(0.10)		(4.26)	(4.36)	-	(3.89)	(3.89)	$20.27	(16.19%)
Year Ended 10/31/00	$23.10	(0.05	)(d)	8.12	8.07	-	(2.65)	(2.65)	$28.52	37.94%

  (a)  The Fund changed its fiscal year end from 9/30 to 12/31.

  (b)  The Fund changed its fiscal year end from 10/31 to 12/31.

  (c)  Commencement of offering of class of shares.

  (d)  Calculated based upon average shares outstanding.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

  (g)  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

  (h)  Amount less than one million.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds96

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
			Ratios to average net assets: (e)
	Net assets, end of period (million's)		Net expenses	Net investment income (loss)	Expenses without waivers reimbursements and earnings credits		Portfolio turnover rate (f)
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$1,154		1.00%	0.74%	1.10%		16%
Year Ended 12/31/04	$485		1.00%	0.60%	1.20%		41%
Year Ended 12/31/03	$76		1.00%	0.74%	1.24%		32%
Year Ended 12/31/02	$14		1.00%	0.96%	1.71%		51%
10/31/01(c) Through 12/31/01(a)	$-	(h)	0.99%	0.58%	3.68	%(g)	15%
SMALL CAP CORE FUND
Six Months Ended 6/30/05 (Unaudited)	$815		0.80%	0.34%	1.06%		25%
Year Ended 12/31/04	$904		0.64%	0.25%	1.12%		170%
Year Ended 12/31/03	$386		0.60%	0.04%	1.10%		48%
Year Ended 12/31/02	$259		0.51%	0.10%	1.11%		52%
11/1/01 Through 12/31/01(b)	$317		0.40%	0.09%	1.12%		7%
Year Ended 10/31/01	$299		0.34%	0.28%	1.13%		50%
Year Ended 10/31/00	$380		0.50%	0.19%	1.07%		76%
SMALL CAP EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$210		0.85%	(0.08%)	1.12%		44%
Year Ended 12/31/04	$211		0.85%	(0.17%)	1.11%		44%
Year Ended 12/31/03	$636		0.85%	(0.22%)	1.12%		38%
Year Ended 12/31/02	$502		0.85%	(0.22%)	1.09%		51%
11/1/01 Through 12/31/01(b)	$532		0.88%	(0.31%)	1.10%		6%
Year Ended 10/31/01	$390		0.88%	(0.30%)	1.12%		47%
Year Ended 10/31/00	$383		0.88%	(0.20%)	1.13%		75%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds97

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Select Class (continued)

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (f)
U.S. SMALL COMPANY FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$13.78	0.02		(0.07)	(0.05)	-	-	-	$13.73	(0.36%)
Year Ended 12/31/04	$13.90	(0.03	)(d)	1.91	1.88	-	(2.00)	(2.00)	$13.78	13.73%
Year Ended 12/31/03	$9.97	0.02	(d)	3.94	3.96	(0.03)	-	(0.03)	$13.90	39.72%
Year Ended 12/31/02	$12.57	0.03		(2.60)	(2.57)	(0.03)	-	(0.03)	$9.97	(20.48%)
6/1/01 Through 12/31/01(b)	$13.43	0.04	(d)	(0.79)	(0.75)	(0.05)	(0.06)	(0.11)	$12.57	(5.56%)
Year Ended 5/31/01	$14.45	0.05		0.04	0.09	(0.03)	(1.08)	(1.11)	$13.43	0.75%
Year Ended 5/31/00	$11.49	-		2.97	2.97	(0.01)	-	(0.01)	$14.45	25.90%

  (a)  Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization. Prior periods have been restated to reflect the split.

  (b)  The Fund changed its fiscal year end from 5/31 to 12/31.

  (c)  Prior to September 10, 2001, U.S. Small Company Fund invested all of its investable assets in The U.S. Small Company Portfolio. The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of U.S. Small Company Portfolio.

  (d)  Calculated based upon average shares outstanding.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds98

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets: (e)
	Net assets, end of period (million's)	Net expenses	Net investment income (loss)	Expenses without waivers reimbursements and earnings credits	Portfolio turnover rate (f)
U.S. SMALL COMPANY FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$123	1.01%	0.26%	1.12%	18%
Year Ended 12/31/04	$119	1.01%	(0.18%)	1.15%	129%
Year Ended 12/31/03	$156	1.01%	0.15%	1.11%	78%
Year Ended 12/31/02	$199	1.01%	0.23%	1.10%	90%
6/1/01 Through 12/31/01(b)	$286	1.01%	0.39%	1.04%	48	%(c)
Year Ended 5/31/01	$296	1.01%	0.35%	1.01%	110	%(c)
Year Ended 5/31/00	$285	1.00%	0.05%	1.00%	104	%(c)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds99

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Institutional Class

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (f)
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$22.30	0.09		1.07	1.16	-	-	-	$23.46	5.20%
Year Ended 12/31/04	$18.77	0.17	(d)	3.77	3.94	(0.10)	(0.31)	(0.41)	$22.30	20.99%
Year Ended 12/31/03	$14.52	0.17	(d)	4.27	4.44	(0.08)	(0.11)	(0.19)	$18.77	30.62%
Year Ended 12/31/02	$14.14	0.15	(d)	0.30	0.45	(0.06)	(0.01)	(0.07)	$14.52	3.23%
10/1/01 Through 12/31/01(a)	$13.47	0.03	(d)	1.48	1.51	(0.09)	(0.75)	(0.84)	$14.14	11.30%
Year Ended 9/30/01	$13.06	0.15	(d)	1.28	1.43	(0.15)	(0.87)	(1.02)	$13.47	11.19%
Year Ended 9/30/00	$13.56	0.11		2.59	2.70	(0.09)	(3.11)	(3.20)	$13.06	23.76%
U.S. SMALL COMPANY FUND(c)
Six Months Ended 6/30/05 (Unaudited)	$13.77	0.04		(0.07)	(0.03)	-	-	-	$13.74	(0.22%)
Year Ended 12/31/04	$13.88	-	(d)	1.89	1.89	-	(2.00)	(2.00)	$13.77	13.82%
Year Ended 12/31/03	$9.95	0.04	(d)	3.94	3.98	(0.05)	-	(0.05)	$13.88	40.03%
Year Ended 12/31/02	$12.57	0.05		(2.61)	(2.56)	(0.06)	-	(0.06)	$9.95	(20.36%)
6/1/01 Through 12/31/01(b)	$13.34	0.05	(d)	(0.78)	(0.73)	(0.04)	-	(0.04)	$12.57	(5.50%)
Year Ended 5/31/01	$15.11	0.08		0.03	0.11	(0.09)	(1.79)	(1.88)	$13.34	0.94%
Year Ended 5/31/00	$11.98	0.04		3.10	3.14	(0.01)	-	(0.01)	$15.11	26.23%

  (a)  The Fund changed its fiscal year end from 9/30 to 12/31.

  (b)  The Fund changed its fiscal year end from 5/31 to 12/31.

  (c)  Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization. Prior periods have been restated to reflect the split.

  (d)  Calculated based upon average shares outstanding.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

  (g)  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

  (h)  Prior to September 10, 2001, U.S. Small Company Fund invested all of its investable assets in The U.S. Small Company Portfolio. The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of U.S. Small Company Portfolio.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds100

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets: (e)
	Net assets, end of period (million's)	Net expenses	Net investment income (loss)	Expenses without waivers reimbursements and earnings credits		Portfolio turnover rate (f)
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$1,652	0.75%	0.93%	0.96%		16%
Year Ended 12/31/04	$1,215	0.75%	0.83%	1.05%		41%
Year Ended 12/31/03	$334	0.75%	1.00%	1.07%		32%
Year Ended 12/31/02	$59	0.75%	1.01%	1.22%		51%
10/1/01 Through 12/31/01(a)	$4	0.75%	0.94%	3.30	%(g)	15%
Year Ended 9/30/01	$4	0.75%	1.07%	3.25	%(g)	98%
Year Ended 9/30/00	$5	0.97%	0.84%	4.24	%(g)	99%
U.S. SMALL COMPANY FUND(c)
Six Months Ended 6/30/05 (Unaudited)	$54	0.83%	0.42%	0.96%		18%
Year Ended 12/31/04	$92	0.83%	-%	0.97%		129%
Year Ended 12/31/03	$183	0.83%	0.33%	0.95%		78%
Year Ended 12/31/02	$214	0.83%	0.41%	0.93%		90%
6/1/01 Through 12/31/01(b)	$269	0.82%	0.57%	0.86%		48	%(h)
Year Ended 5/31/01	$410	0.82%	0.54%	0.82%		110	%(h)
Year Ended 5/31/00	$358	0.80%	0.26%	0.82%		104	%(h)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds101

JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

1. Organization

JPMorgan Trust I ("JPM I") was organized on November 5, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company.

JPMorgan Mid Cap Growth Fund is a series of J.P Morgan Mutual Fund Investment Trust ("JPMMFIT"), an open-end management investment company which was organized as a Massachusetts business trust on September 23, 1997. The Fund offers Class A and Class B.

JPMorgan Mid Cap Value Fund is a series of J.P. Morgan Fleming Mutual Fund Group, Inc. ("JPMFMFG"), an open-end management investment company which was organized as a Maryland corporation on August 19, 1997. The Fund offers Class A, Class B, Class C, Select Class and Institutional Class.

The following are the funds of JPM I, JPMMFIT and JPMFMFG (the "Trusts") (collectively, the "Funds") covered by this report:

FUND	CLASSES OFFERED
Capital Growth Fund	Class A, Class B, Class C and Select Class
Dynamic Small Cap Fund	Class A, Class B, Class C, and Select Class
Mid Cap Equity Fund	Select Class
Mid Cap Growth Fund	Class A and Class B
Mid Cap Value Fund	Class A, Class B, Class C, Select Class and Institutional Class
Small Cap Core Fund	Select Class
Small Cap Equity Fund	Class A, Class B, Class C and Select Class
U.S. Small Company Fund	Select Class and Institutional Class

Effective February 19, 2005, the Small Cap Core Fund was renamed from Trust Small Cap Equity Fund with the approval of the Board of Trustees.

Prior to February 19, 2005, U.S. Small Company Fund was a separate series of J.P. Morgan Institutional Funds, Dynamic Small Cap Fund and Small Cap Equity Fund were separate series of J.P. Morgan Mutual Fund Group and Mid Cap Equity Fund was a separate series of J.P. Morgan Mutual Fund Select Group. On August 19, 2004, the Boards of Trustees of the then existing Trusts each approved Agreements and Plans of Reorganization regarding the reorganization of each series of their respective Trust into a corresponding series of J.P. Morgan Mutual Fund Series ("JPMMFS").

At a special meeting of shareholders of the Funds held on January 20, 2005, and adjourned and reconvened on February 3, 2005, shareholders of each of the Funds, except for Mid Cap Growth Fund and Mid Cap Value Fund, approved the Agreement and Plan of Reorganization with respect to the Funds. Effective after the close of business on February 18, 2005 pursuant to the Agreement and Plan of Reorganization, the Funds were each reorganized, by means of a tax-free reorganization, each as a separate series of JPMMFS.

Additionally, the shareholders of JPMMFS approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of JPMMFS as a corresponding series of JPMorgan Trust I, including those

JPMorgan U.S. Equity Mid/Small Cap Funds102

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

series of JPMMFS such as the Funds which became a series of JPMMFS as of February 18, 2005. Therefore, effective after the close of business on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, each Fund, except for Mid Cap Growth Fund and Mid Cap Value Fund, was reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPMorgan Trust I.

As of the close of business on February 28, 2005, the Small Cap Core Fund and the U.S. Small Company Fund are publicly offered on a limited basis. Additionally, as of the close of business on March 31, 2005, the Mid Cap Value Fund is publicly offered on a limited basis.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Select Class and Institutional Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Fund's prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments - Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the Nasdaq Stock Market shall generally be the Nasdaq Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent

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STATEMENTS

(CONTINUED)

(Unaudited)

pricing service, unless a Fund's advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rate in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B. Repurchase Agreements - The Funds may enter into repurchase agreement transactions with institutions that meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Futures Contracts - The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss equal to the variation margin.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2005, the Small Cap Core Fund and U.S. Small Company Fund had outstanding futures contracts as listed on their Schedules of Portfolio Investments.

D. Securities Lending - To generate additional income, each Fund may lend up to 331/3% of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or its instrumentalities ("U.S. government securities"). JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Funds, serves as lending agent to the Funds pursuant to a Securities Lending Agreement approved by the Board of Trustees (the "Securities Lending Agreement"). The Securities Lending Agreement was effective with respect to the Funds on October 15, 2002 and an amended and restated agreement was approved by the Board at a meeting held on August 11, 2005.

Under the Securities Lending Agreement, JPMCB acting as agent for the Funds, loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Funds retain the interest on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the lending agent on behalf of the Funds. The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included in the Statement of Operations as Securities lending (net).

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2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to (i) 0.05% (0.06% prior to January 31, 2005), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under this Lending Agreement; and (ii) 0.10% (0.1142% prior to January 31, 2005), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S. Securities outstanding during a given month under this Lending Agreement.

As of June 30, 2005, the following Funds had securities with the following market values on loan, received the following collateral and for the period then ended, these Funds paid the following amounts to related party affiliates (amounts in thousands):

	Lending Agent Fees Paid	Market Value of Collateral*	Market Value of Loaned Securities
FUND
Capital Growth Fund	$11	$53,039	$51,733
Dynamic Small Cap Fund	10	39,406	38,461
Mid Cap Equity Fund	3	12,420	12,273
Mid Cap Growth Fund	1	6,470	6,352
Mid Cap Value Fund	64	280,525	277,451
Small Cap Core Fund	44	186,483	182,040
Small Cap Equity Fund	4	80,461	78,852
U.S. Small Company Fund	-	-	-

  *  Includes securities and cash collateral.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Funds from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

E. Security Transactions and Investment Income - Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

The Funds' record distributions received in excess of income from underlying investments as a reduction of

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JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

F. Allocation of Income and Expenses - In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trusts are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

G. Federal Income Taxes - Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

H. Dividends and Distributions to Shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition - "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

I. Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee - Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. (the "Advisor") acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of each respective

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2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee rate for each Fund is as follows:

Investment Advisory Fee Rate (%)
Capital Growth Fund	0.40%
Dynamic Small Cap Fund	0.65%
Mid Cap Equity Fund	0.65%
Mid Cap Growth Fund	0.65%
Mid Cap Value Fund*	0.65%
Small Cap Core Fund	0.65%
Small Cap Equity Fund	0.65%
U.S. Small Company Fund	0.60%

  *  Prior to February 19, 2005, the investment advisory fee rate was 0.70%.

The Advisor waived Investment Advisory Fees and/or reimbursed expenses as outlined in Note 3.F.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administrative and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund's investment in an affiliated money market fund to the extent required by law.

B. Administration Fee - Effective February 19, 2005, pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator"), an indirect, wholly-owned subsidiary of JPMorgan, began providing certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding the money market funds; Investor Balanced Fund, Investor Conservative Growth Fund, Investor Growth Fund and Investor Growth &

Income Fund) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

Prior to February 19, 2005, JPMorgan Chase Bank, N.A. ("JPMCB") served as the Funds' Administrator subject to the same fee agreements.

JPMCB and the Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.F.

Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS") began serving as the Funds' sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Funds' sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

C. Distribution Fees - Effective February 19, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. ("the Distributor"), a wholly-owned subsidiary of JPMorgan, began serving as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares.

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JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

Prior to February 19, 2005, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly-owned subsidiary of The BISYS Group, Inc., served as the Funds' exclusive underwriter. JPMFD received no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted a Distribution Plan (the "Distribution Plan") for Class A, Class B and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act.

The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Distribution Fee Rate
	Class A	Class B	Class C
Capital Growth Fund	0.25%	0.75%	0.75%
Dynamic Small Cap Fund	0.25	0.75	0.75
Mid Cap Equity Fund	n/a	n/a	n/a
Mid Cap Growth Fund	0.25	0.75	n/a
Mid Cap Value Fund	0.25	0.75	0.75
Small Cap Core Fund	n/a	n/a	n/a
Small Cap Equity Fund	0.25	0.75	0.75
U.S. Small Company Fund	n/a	n/a	n/a

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A shares and the contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares and certain

Class A shares for which front-end sales charges have been waived. For the period February 19, 2005 to June 30, 2005, the Distributor received the following amounts (in thousands):

	12b-1	Front-end Sales Charges	CDSC
Capital Growth Fund	$705	$102	$10
Dynamic Small Cap Fund	301	15	19
Mid Cap Equity Fund	n/a	n/a	n/a
Mid Cap Growth Fund	53	17	-	(b)
Mid Cap Value Fund	4,385	4,185	185
Small Cap Core Fund	n/a	n/a	n/a
Small Cap Equity Fund	167	218	10
U.S. Small Company Fund	n/a	n/a	n/a

JPMFD and the Distributor waived Distribution Fees as outlined in Note 3.F.

  (b)  Amount rounds to less than one thousand

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2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

D. Shareholder Servicing Fees - Effective February 19, 2005, the Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides account administration and personal account maintenance services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

	Shareholder Servicing Fee Rate (%)
	Class A	Class B	Class C	Select Class	Institutional Class
Capital Growth Fund	0.25	0.25	0.25	0.25	n/a
Dynamic Small Cap Fund	0.25	0.25	0.25	0.25	n/a
Mid Cap Equity Fund	n/a	n/a	n/a	0.25	n/a
Mid Cap Growth Fund	0.25	0.25	n/a	n/a	n/a
Mid Cap Value Fund	0.25	0.25	0.25	0.25	0.10
Small Cap Core Fund	n/a	n/a	n/a	0.25	n/a
Small Cap Equity Fund	0.25	0.25	0.25	0.25	n/a
U.S. Small Company Fund	n/a	n/a	n/a	0.25	0.10

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of fees earned to such financial intermediaries for performing such services.

Prior to February 19, 2005, JPMCB served as the Funds' Shareholder Servicing Agent. JPMCB was subject to the fee rates disclosed in the previous table.

JPMCB and the Distributor waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Fund Accounting Fees - JPMCB provides portfolio custody and fund accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and fund accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

F. Waivers and Reimbursements - The Advisor, Administrator and Distributor have contractually agreed to waive fees or reimburse the Funds to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred

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JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

compensation plan) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Select Class	Institutional Class
Capital Growth Fund	1.35%	1.85%	1.85%	0.93%	n/a
Dynamic Small Cap Fund	1.50	2.12	2.12	1.10	n/a
Mid Cap Equity Fund	n/a	n/a	n/a	1.00	n/a
Mid Cap Growth Fund	1.35	2.05	n/a	n/a	n/a
Mid Cap Value Fund	1.25	2.00	2.00	1.00	0.75%
Small Cap Core Fund	n/a	n/a	n/a	0.80	n/a
Small Cap Equity Fund	1.38	2.12	2.12	0.85	n/a
U.S. Small Company Fund	n/a	n/a	n/a	1.01	0.83

The contractual expense limitation agreements were in effect for the six months ended June 30, 2005. The expense limitation percentages in the table above are due to expire April 30, 2006.

For the six months ended June 30, 2005, the Funds' service providers waived fees and contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total
FUND
Capital Growth Fund	n/a	n/a	n/a	n/a	n/a
Dynamic Small Cap Fund	n/a	$15	$26	n/a	$41
Mid Cap Equity Fund	n/a	2	103	n/a	105
Mid Cap Growth Fund	17	20	50	n/a	87
Mid Cap Value Fund	1,638	438	1,066	n/a	3,142
Small Cap Core Fund	n/a	2	259	n/a	261
Small Cap Equity Fund	n/a	20	290	n/a	310
U.S. Small Company Fund	n/a	50	55	n/a	105

	Voluntary Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
FUND
Capital Growth Fund	n/a	n/a	n/a	n/a	$1
Dynamic Small Cap Fund	n/a	$1	n/a	$1	n/a
Mid Cap Equity Fund	n/a	42	$74	116	n/a
Mid Cap Value Fund	$344	131	n/a	475	n/a
Small Cap Core Fund	n/a	101	721	822	n/a
Small Cap Equity Fund	n/a	9	n/a	9	n/a

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2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

G. Other - Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

The Trusts adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various Funds until distribution in accordance with the Plan.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the period ended June 30, 2005, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting
the Funds to engage in principal transactions with
J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Class Specific Expenses

The Funds' class specific expenses for the six months ended June 30, 2005 are as follows (amounts in thousands):

	Distribution	Shareholder Servicing	Transfer Agent*
CAPITAL GROWTH FUND
Class A	$533	$533	n/a
Class B	161	54	n/a
Class C	30	10	n/a
Select Class	n/a	255	n/a
	724	852	n/a
DYNAMIC SMALL CAP FUND
Class A	$86	$86	$27
Class B	207	69	20
Class C	127	42	11
Select Class	n/a	15	2
	420	212	60
MID CAP EQUITY FUND
Select Class	n/a	296	5
MID CAP GROWTH FUND
Class A	$63	$63	$10
Class B	10	3	1
	73	66	11

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JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

	Distribution	Shareholder Servicing	Transfer Agent*
MID CAP VALUE FUND
Class A	$2,314	$2,314	$345
Class B	764	254	43
Class C	2,495	832	125
Select Class	n/a	1,019	4
Institutional Class	n/a	722	29
	5,573	5,141	546
SMALL CAP CORE FUND
Select	n/a	1,028	6
SMALL CAP EQUITY FUND
Class A	$172	$172	$28
Class B	51	17	3
Class C	3	1	n/a
Select Class	n/a	268	1
	226	458	32
U.S. SMALL COMPANY FUND
Select Class	n/a	$143	$6
Institutional Class	n/a	37	2
	n/a	180	8

  *  Effective February 19, 2005, the Funds no longer bear class specific charges relating to Transfer Agent fees. The amount in the table above relate to the fees charged to each specific class prior to February 19, 2005.

5. Class Specific Distributions

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended June 30, 2005 and the year ended December 31, 2004 are as follows (amounts in thousands):

	June 30, 2005		December 31, 2004
	Net Investment Income	Realized Gains	Net Investment Income	Realized Gains
CAPITAL GROWTH FUND
Class A	$-	$-	$-	$53,171
Class B	-	-	-	6,588
Class C	-	-	-	947
Select Class	-	-	-	$1,142
	-	-	-	61,848
MID CAP EQUITY FUND
Select Class	$216	$-	$627	$23,640

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SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

	June 30, 2005		December 31, 2004
	Net Investment Income	Realized Gains	Net Investment Income	Realized Gains
MID CAP VALUE FUND
Class A	$-	$-	$2,344	$16,897
Class B	-	-	-	2,288
Class C	-	-	-	6,079
Select Class	-	-	1,398	5,785
Institutional Class	-	-	4,851	15,152
	-	-	8,593	46,201
SMALL CAP CORE FUND
Select Class	$-	$-	$605	$87,711
SMALL CAP EQUITY FUND
Class A	$-	$-	$-	$16,153
Class B	-	-	-	2,612
Class C	-	-	-	-
Select Class	-	-	-	93,537
	-	-	-	112,302
U.S. SMALL COMPANY FUND
Select Class	$-	$-	$-	$15,506
Institutional Class	-	-	-	12,738
	-	-	-	28,244

6. Investment Transactions

During the year ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases	Sales
FUND
Capital Growth Fund	$600,745	$414,333
Dynamic Small Cap Fund	92,172	114,873
Mid Cap Equity Fund	137,725	124,511
Mid Cap Growth Fund	30,994	37,089
Mid Cap Value Fund	2,981,174	787,633
Small Cap Core Fund	192,496	222,346
Small Cap Equity Fund	184,645	149,500
U.S. Small Company Fund	34,422	64,012

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JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

7. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows (amounts in thousands):

	Aggregate Cost	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized appreciation (depreciation)
Capital Growth Fund	$670,079	$113,677	$(12,913)	$100,764
Dynamic Small Cap Fund	200,377	22,344	(8,685)	13,659
Mid Cap Equity Fund	215,132	49,969	(2,745)	47,224
Mid Cap Growth Fund	50,398	9,500	(841)	8,659
Mid Cap Value Fund	5,898,935	668,283	(81,351)	586,932
Small Cap Core Fund	950,209	90,282	(40,517)	49,765
Small Cap Equity Fund	388,666	79,280	(5,765)	73,515
U.S. Small Company Fund	155,453	32,466	(9,589)	22,877

8. Borrowings

Effective February 19, 2005, the Funds began relying upon an exemptive order ("Order") permitting the establishment and operation of an Interfund Lending Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (formerly One Group Mutual Funds) and may be relied upon by the Funds because they are investment companies in the same "group of investment companies" (as defined in Section 12(d)(1)(G) of the Investment Company Act of 1940).

In addition, effective February 18, 2005, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured,

uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

Prior to February 18, 2005, the Funds were allowed to borrow money for temporary or emergency purposes, pursuant to a Line of Credit dated April 17, 2003. This agreement enabled the Funds to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and a syndicate of banks, which permitted borrowings up to $250 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This agreement was terminated as of February 18, 2005.

JPMorgan U.S. Equity Mid/Small Cap Funds114

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

The outstanding borrowings from another fund or from the unsecured uncommitted credit facility and average borrowings for the period ended June 30, 2005, were as follows (in thousands):

	Outstanding Balance at June 30, 2005	Average Borrowings	Number of Days Outstanding	Interest Paid
FUND
Mid Cap Growth Fund	$-	$16,842	4	$1
Mid Cap Value Fund	-	65,256	3	4
Small Cap Equity	-	1,273	1	-	(h)

  (h)  Amount rounds to less than one thousand

9. Concentrations and Indemnifications

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

10.  Transfer-In-Kind

During the fiscal year ended December 31, 2004, certain shareholders of the Small Cap Equity Fund redeemed from the Select Class and the Fund paid the redemption proceeds primarily by means of a redemption in-kind of the Fund's portfolio securities. Cash and portfolio securities were transferred on the dates, at the market values listed, and gains for book purposes which resulted from the redemptions in-kind are listed below (amount in thousands):

	Date	Market Value	Realized Gain	Type
FUND
				Redemption
Small Cap Equity	12/06/04	$518,018	$159,702	in-kind

11. Subsequent Events

The Board of Trustees of the Mid Cap Growth Fund approved changing the Fund's name to Growth Advantage Fund, as well as changing its investment objective, strategy and process, to be effective August 17, 2005. In addition, the Board approved a change in benchmark from the Russell Mid Cap Growth Index to the Russell 3000 Growth Index.

As of the close of business on August 15, 2005, the Mid Cap Equity Fund will be publicly offered on a limited basis. Investors will not be eligible to purchase shares of the Fund unless they meet certain requirements.

JPMorgan U.S. Equity Mid/Small Cap Funds115

JPMorgan Funds

TRUSTEES

(Unaudited)

Name (Year of Birth); Positions With the Trusts (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; Vice President & Treasurer of Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	114		None.

Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President & Chief Executive Officer, Eastern Sales Bankcard (1971-1988).	114		Director, Janel Hydro, Inc. (automotive) (1993-present).

John F. Finn (1947); Trustee of Trust since 2005. Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer of Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979-present).	113	*	Director, Cardinal Health, Inc (CAH) (1994-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor of the City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).	114		Trustee of Bronx-Lebanon Hospital Center (1992-present); Director of New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000-present); Director of Lincoln Center Institute for the Arts in Education (1999-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President – Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	114		Director of Providian Financial Corp. (banking) (2002-present).

Peter C. Marshall (1942); Trustee of Trust since 2005. Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000-2002); President, DCI Marketing, Inc. (1992-2000).	113	*	None.

Marilyn McCoy (1948); Trustee of Trust since 2005. Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	113	*	Director, Mather LifeWays (1994-present); Director, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985- 2001).	114		Director of Radio Shack Corporation (electronics) (1987-present); Director of The National Football Foundation and College Hall of Fame (1994-present); Trustee of the Berklee College of Music (1998-present); Trustee of the Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005. Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002-present); President, Kenyon College (1995-2002).	113	*	Director, American University in Cairo.

JPMorgan U.S. Equity Mid/Small Cap Funds 116

SEMI-ANNUAL REPORT JUNE 30

2005

TRUSTEES

(Unaudited)

Name (Year of Birth); Positions With the Trusts (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Independent Trustees (continued)

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman of Lumelite Corporation (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer of Lumelite Corporation (1985-2002).	114		Trustee of Morgan Stanley Funds (209 portfolios) (1995-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005. Trustee of heritage One Group Mutual Funds since 1990.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2002-present); Investment Officer, Wabash College (2004-present); self-employed consultant (January 2000-present); Director of Investments, Eli Lilly and Company (1988-1999).	113	*	Director, AMS Group (2001-present); Director, Wabash College (1988-present); Trustee, Seabury-Western Theological Seminary (1993-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	114		None.

Interested Trustee

Leonard M. Spalding, Jr.** (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer of Chase Mutual Funds (investment company) (1989-1998); President & Chief Executive Officer of Vista Capital Management (investment management) (1990-1998); Chief Investment Executive of Chase Manhattan Private Bank (investment management) (1990-1998).	114	None.

  (1)  A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves includes nine registered investment companies (114 funds) as of August 29, 2005.

  *  This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.

  **  Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMorgan U.S. Equity Mid/Small Cap Funds 117

JPMorgan Funds

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)	Managing Director of JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President (2005)*	Director and Vice President of JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was Vice President of Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JP Morgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2005)	Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration – Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial's asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005;Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004-2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JP Morgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*	Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc).

Ellen W. O'Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O'Brien has served in this capacity since joining the firm in 1991.

Suzanne E. Cioffi (1967), Assistant Treasurer (2005)	Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

JPMorgan U.S. Equity Mid/Small Cap Funds 118

SEMI-ANNUAL REPORT JUNE 30

2005

OFFICERS (CONTINUED)

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Christopher D. Walsh (1965), Assistant Treasurer (2005)	Vice President, JPMorgan Funds Management, Inc. Mr. Walsh has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual Fund Administration at Prudential Investments from 1996 to 2000.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

  *  The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

  **  The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA 02108.

JPMorgan U.S. Equity Mid/Small Cap Funds 119

JPMorgan Funds

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

JPMorgan U.S. Equity Mid/Small Cap Funds 120

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

(Unaudited)

	Beginning Account Value	Ending Account Value, June 30, 2005	Expenses Paid During Period	Annualized Expense Ratio
DYNAMIC SMALL CAP FUND
Class A
Actual**	$1,000	$982.70	$7.37	1.50%
Hypothetical**	$1,000	$1017.36	$7.50	1.50%
Class B
Actual**	$1,000	$980.00	$10.06	2.05%
Hypothetical**	$1,000	$1,014.63	$10.24	2.05%
Class C
Actual**	$1,000	$979.90	$10.01	2.04%
Hypothetical**	$1,000	$1,014.68	$10.19	2.04%
Select Class
Actual**	$1,000	$984.10	$5.41	1.10%
Hypothetical**	$1,000	$1,019.34	$5.51	1.10%
MID CAP EQUITY FUND
Select Class
Actual**	$1,000	$1,037.9	$4.55	0.90%
Hypothetical**	$1,000	$1,020.33	$4.51	0.90%
SMALL CAP CORE FUND
Select Class
Actual**	$1,000	$996.30	$3.96	0.80%
Hypothetical**	$1,000	$1,020.83	$4.01	0.80%
CAPITAL GROWTH FUND
Class A
Actual**	$1,000	$1,023.40	$5.97	1.19%
Hypothetical**	$1,000	$1,018.89	$5.96	1.19%
Class B
Actual**	$1,000	$1,021.00	$8.52	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Class C
Actual**	$1,000	$1,021.00	$8.42	1.68%
Hypothetical**	$1,000	$1,016.46	$8.40	1.68%
Select Class
Actual**	$1,000	$1,025.00	$4.52	0.90%
Hypothetical**	$1,000	$1,020.33	$4.51	0.90%

JPMorgan U.S. Equity Mid/Small Cap Funds 121

JPMorgan Funds

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

(Unaudited)

	Beginning Account Value	Ending Account Value, June 30, 2005	Expenses Paid During Period	Annualized Expense Ratio
SMALL CAP EQUITY FUND
Class A
Actual**	$1,000	$1,031.00	$6.85	1.36%
Hypothetical**	$1,000	$1,018.05	$6.80	1.36%
Class B
Actual**	$1,000	$1,028.30	$9.56	1.90%
Hypothetical**	$1,000	$1,015.37	$9.49	1.90%
Class C
Actual*	$1,000	$1,027.90	$6.67	1.86%
Hypothetical**	$1,000	$1,015.57	$9.30	1.86%
Select Class
Actual**	$1,000	$1,033.60	$4.29	0.85%
Hypothetical**	$1,000	$1,020.58	$4.26	0.85%
U.S.SMALL COMPANY FUND
Select Class
Actual**	$1,000	$997.10	$5.00	1.01%
Hypothetical**	$1,000	$1,019.79	$5.06	1.01%
Institutional Class
Actual**	$1,000	$997.80	$4.11	0.83%
Hypothetical**	$1,000	$1,020.68	$4.16	0.83%
MID CAP GROWTH FUND
Class A
Actual**	$1,000	$1,022.60	$6.77	1.35%
Hypothetical**	$1,000	$1,018.10	$6.76	1.35%
Class B
Actual**	$1,000	$1,019.90	$10.27	2.05%
Hypothetical**	$1,000	$1,014.63	$10.24	2.05%

JPMorgan U.S. Equity Mid/Small Cap Funds 122

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

(Unaudited)

	Beginning Account Value	Ending Account Value, June 30, 2005	Expenses Paid During Period	Annualized Expense Ratio
MID CAP VALUE FUND
Class A
Actual**	$1,000	$1,049.40	$6.35	1.25%
Hypothetical**	$1,000	$1,018.60	$6.26	1.25%
Class B
Actual**	$1,000	$1,046.60	$9.08	1.79%
Hypothetical**	$1,000	$1,015.92	$8.95	1.79%
Class C
Actual**	$1,000	$1,046.50	$9.03	1.78%
Hypothetical**	$1,000	$1,015.97	$8.90	1.78%
Select Class
Actual**	$1,000	$1,050.90	$5.09	1.00%
Hypothetical**	$1,000	$1,019.84	$5.01	1.00%
Institutional Class
Actual**	$1,000	$1,052.00	$3.82	0.75%
Hypothetical**	$1,000	$1,021.08	$3.76	0.75%

* Beginning account value as of February 19, 2005 (commencement of offering of Classes A and C Shares) and expenses paid during the period from February 19, 2005 through June 30, 2005.

** Beginning account value as of January 1, 2005 and expenses paid during the period from January 1, 2005 through June 30, 2005.

JPMorgan U.S. Equity Mid/Small Cap Funds 123

THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

Contact JPMorgan Funds Service Center at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Funds' website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PRSRT STD

U.S. POSTAGE

PAID

PERMIT 2891

KANSAS CITY, MO

SAN-SMC-605

JPMorgan Funds Fulfillment Center
6112 W. 73rd Street
Bedford Park, IL 60638

© J.P. Morgan Chase & Co., 2005 All rights reserved. August 2005.

SEMI-ANNUAL REPORT
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

JPMorgan Funds

U.S. Equity

Large Cap

Funds

Disciplined Equity Fund

Growth and Income Fund

U.S. Equity Fund

CONTENTS

President's Letter	1

Fund Characteristics:

Disciplined Equity Fund	3

Growth and Income Fund	5

U.S. Equity Fund	7

Schedule of Portfolio Investments	9

Financial Statements	22

Financial Highlights	32

Notes to Financial Statements	44

Trustees	58

Officers	60

Schedule of Shareholder Expenses	62

Highlights

•  U.S. equities experienced sporadic volatility over the six-month period

•  Interest-rate increases and rising oil prices were mainstays in economic news

•  Investors felt more encouraged about the FOMC tightening cycle toward the end of the period

•  Mid- and small-capitalization stocks were positive as opposed to their large-capitalization counterparts

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan
U.S. Equity Large Cap Funds

PRESIDENT'S LETTER JULY 11, 2005

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan U.S. Equity Large Cap Funds. Inside, you'll find information detailing the performance of the Funds for the six months ended June 30, 2005.

Markets wrestle with intermittent volatility

U.S. equities experienced sporadic volatility over the period - particularly in the first quarter of 2005 - due primarily to concerns about inflation and economic growth. Even as employment gains, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest-rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25-basis point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst - to keep inflation under control, to discourage speculative risk taking, etc. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered its share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

Index performance

The markets showed an erratic ebb and flow during the period. Major large-capitalization stock indexes were negative for the six-month period, with many small- and mid-capitalization stock indexes reporting positive returns. Mid-capitalization stocks were the clear winners, as the Russell Midcap Index returned 3.92%. In addition, small-capitalization stocks made modest gains, with the Russell 2500 Index up 1.24% for the period. Large-capitalization stocks disappointed, as indicated by the S&P 500 Index, which reported a negative 0.81% for the six-month period.

Outlook

As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as potential obstacles to the economy's progress. However, the weakness in manufacturing appears to be showing signs of an impending rebound. Moreover, inflation reports have been much more benign than we expected. We believe that the FOMC will continue on its tightening cycle until evidence of a more decisive slowdown presents itself.

"As we enter the second half of 2005, the economy continues on a path of moderate expansion."

JPMorgan
U.S. Equity Large Cap Funds

CONTINUED

On behalf of us all at JPMorgan Asset Management, thank you for your business. We appreciate the trust you have placed in us, and look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C. W. Gatch

President
JPMorgan Funds

(Unaudited)

JPMorgan U.S. Equity Large Cap Funds2

JPMorgan
Disciplined Equity Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	1/3/97
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$545.0
Primary Benchmark	S&P 500 Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	General Electric Co.	3.8%
2.	Exxon Mobil Corp.	3.3%
3.	Citigroup, Inc.	3.2%
4.	Microsoft Corp.	3.0%
5.	Johnson & Johnson	2.1%
6.	Altria Group, Inc.	1.9%
7.	Procter & Gamble Co.	1.9%
8.	Cisco Systems, Inc.	1.8%
9.	Coca-Cola Co. (The)	1.6%
10.	Viacom, Inc.	1.5%

Top 10 equity holdings comprised 24.1% of the Portfolio's Net Assets ($545,024 in thousands). As of June 30, 2005 the Fund held 207 equity holdings. Portfolio holdings are subject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Large Cap Funds3

JPMorgan
Disciplined Equity Fund

CONTINUED

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	SINCE INCEPTION 1/3/97
CLASS A SHARES
Without Sales Charge	(0.98%)	6.45%	(3.37%)	6.45%
With Sales Charge*	(6.18%)	0.85%	(4.41%)	5.78%
SELECT CLASS SHARES	(0.84%)	6.81%	(3.17%)	6.58%
INSTITUTIONAL CLASS SHARES	(0.70%)	6.98%	(2.91%)	6.84%
ULTRA SHARES	(0.72%)	7.08%	(2.87%)	6.86%

  *  Sales charge for Class A Shares is 5.25%.

LIFE OF FUND PERFORMANCE (01/03/97 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 1/3/97.

Returns for the Institutional Class Shares prior to 9/10/01 (offering date of the Institutional Class Shares) are calculated using the historical expenses of the J.P. Morgan Disciplined Equity Fund, which are similar to the expenses of the Institutional Class Shares.

Returns for the Select Class Shares prior to 9/10/01 (offering dates of the Select Class Shares) are calculated using the historical expenses of J.P. Morgan Disciplined Equity Fund, which are similar to the expenses of the Select Class Shares. The returns presented prior to 12/31/97 are based on the historical expenses of the J.P. Morgan Institutional Disciplined Equity Fund which are lower than the expenses of the Select Class Shares.

Returns for the Class A Shares prior to 9/28/01 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Class Shares, which are lower than the expenses of the Class A Shares.

Returns for the Ultra Shares prior to 3/24/03 (offering date of the Ultra Shares) are calculated using the historical expenses of the Institutional Class Shares, which are higher than the expenses of the Ultra Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Disciplined Equity Fund, S&P 500 Index and Lipper Large-Cap Core Funds Index from January 3, 1997 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performances of the indices do not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is an unmanaged broad-based index that replicates the U.S. stock markets. The Lipper Large-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan U.S. Equity Large Cap Funds4

JPMorgan
Growth and Income Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	9/23/87
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$625.1
Primary Benchmark	S&P 500/ BARRA Value Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Citigroup, Inc.	4.8%
2.	Freddie Mac	3.1%
3.	Chubb Corp.	2.7%
4.	Bank of America Corp.	2.5%
5.	ConocoPhillips	2.2%
6.	Golden West Financial Corp.	2.2%
7.	Wal-Mart Stores, Inc.	2.1%
8.	Johnson & Johnson	2.0%
9.	Devon Energy Corp.	2.0%
10.	Alltel Corp.	1.9%

Top 10 equity holdings comprised 25.5% of the Portfolio's Net Assets ($625,080 in thousands). As of June 30, 2005 the Fund held 81 equity holdings. Portfolio holdings are sibject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Large Cap Funds5

JPMorgan
Growth and Income Fund

CONTINUED

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	10 YEARS
CLASS A SHARES
Without Sales Charge	0.24%	10.44%	0.92%	8.00%
With Sales Charge*	(5.03%)	4.63%	(0.16%)	7.42%
CLASS B SHARES
Without CDSC	0.02%	9.90%	0.42%	7.57%
With CDSC**	(4.98%)	4.90%	0.09%	7.57%
CLASS C SHARES
Without CDSC	-	9.88%	0.42%	7.28%
With CDSC***	(1.00%)	8.88%	0.42%	7.28%
SELECT CLASS SHARES	0.44%	10.86%	1.63%	8.57%

  *   Sales charge for Class A Shares is 5.25%

  **   Assumes 5% CDSC (Contingent deferred sales charge) for one year period, 3% CDSC for the three year period and 2% CDSC for the five year period and 0% for the ten year period.

  ***  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR FUND PERFORMANCE (06/30/95 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The fund commenced operations on 9/23/87.

Returns for the Select Class Shares prior to 1/25/96 (offering date of the Select Class Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Class Shares.

Returns for the Class C Shares prior to 1/2/98 (offering date of the Class C Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth and Income Fund, S&P 500/BARRA Value Index and Lipper Large-Cap Value Funds Index from June 30, 1995 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices do not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index contains large U.S. companies with low price-to-book ratios relative to the S&P 500/Barra value Index. The Lipper Large-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan U.S. Equity Large Cap Funds6

JPMorgan
U.S. Equity Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	9/17/93
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$1,933.3
Primary Benchmark	S&P 500 Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Citigroup, Inc.	4.1%
2.	General Electric Co.	4.0%
3.	Exxon Mobil Corp.	3.3%
4.	Microsoft Corp.	2.4%
5.	Coca-Cola Co. (The)	2.4%
6.	Tyco International Ltd.	2.2%
7.	Johnson & Johnson	2.1%
8.	AMBAC Financial Group, Inc.	2.0%
9.	Procter & Gamble Co.	1.9%
10.	MBNA Corp.	1.7%

Top 10 equity holdings comprised 26.1% of the Portfolio's Net Assets ($1,933,300 in thousands). As of June 30, 2005, the Fund held 115 equity holdings. Portfolio holdings are subject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Large Cap Funds7

JPMorgan
U.S. Equity Fund

CONTINUED

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	10 YEARS
CLASS A SHARES
Without Sales Charge	(2.18%)	4.67%	(2.31%)	8.11%
With Sales Charge*	(7.32%)	(0.81%)	(3.35%)	7.53%
CLASS B SHARES
Without CDSC	(2.42%)	4.06%	(2.81%)	7.83%
With CDSC**	(7.29%)	(0.94%)	(3.03%)	7.83%
CLASS C SHARES
Without CDSC	(2.41%)	4.06%	(2.81%)	7.83%
With CDSC***	(3.38%)	3.06%	(2.81%)	7.83%
SELECT CLASS SHARES	(1.98%)	5.03%	(2.04%)	8.25%
INSTITUTIONAL CLASS SHARES	(1.89%)	5.20%	(1.88%)	8.45%

  *  Sales charge for Class A Shares is 5.25%

  **  Assumes 5% CDSC (Contingent deferred sales charge) for one year period, 3% CDSC for the three year period and 2% CDSC for the five year period and 0% for the ten year period.

  ***  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (06/30/95 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 9/17/93.

Returns for the Institutional Class Shares prior to 9/10/01 (offering date of the Institutional Class Shares) are calculated using the historical expenses of the J.P. Morgan U.S. Equity Fund, which are similar to the expenses of the Institutional Class Shares.

Returns for the Select Class Shares prior to 9/10/01 (offering dates of the Select Class Shares) are calculated using the historical expenses of J.P. Morgan U.S. Equity Fund, which are similar to the expenses of the Select Class Shares.

Returns for the Class A, Class B, and Class C Shares prior to 9/10/01 (offering date of the Class A, Class B, and Class C Shares) are calculated using the historical expenses of the J.P. Morgan U.S. Equity Fund-Advisor Series, which are similar to the expenses of the Class A Shares, but are lower than Class B and C Shares. The returns presented prior to 9/15/00 are based on the historical expenses of the J.P. Morgan U.S. Equity Fund which are lower than the expenses of the Class A, Class B and Class C Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan U.S. Equity Fund, S&P 500 Index and Lipper Large-Cap Core Funds Index from June 30, 1995 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performances of the indices do not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is an unmanaged broad-based index that replicates the U.S. stock markets. The Lipper Large-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan U.S. Equity Large Cap Funds8

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 99.0%
	Common Stocks - 99.0%
	Aerospace & Defense - 1.3%
3	Lockheed Martin Corp.	$182
84	Northrop Grumman Corp.	4,624
32	Raytheon Co.	1,248
24	United Technologies Corp.	1,212
		7,266
	Air Freight & Logistics - 0.8%
21	FedEx Corp.	1,693
40	United Parcel Service, Inc., Class B	2,773
		4,466
	Auto Components - 0.7%
50	Johnson Controls, Inc.	2,811
30	Lear Corp.	1,095
		3,906
	Automobiles - 0.1%
14	Harley-Davidson, Inc.	675
	Beverages - 2.5%
1	Anheuser-Busch Cos., Inc.	23
211	Coca-Cola Co. (The)	8,818
36	Coca-Cola Enterprises, Inc.	801
74	PepsiCo, Inc.	3,985
		13,627
	Biotechnology - 1.7%
96	Amgen, Inc. (a)	5,822
31	Gilead Sciences, Inc. (a)	1,368
51	OSI Pharmaceuticals, Inc. (a)	2,085
		9,275
	Capital Markets - 3.8%
4	Bank of New York Co., Inc. (The)	118
64	Charles Schwab Corp. (The)	717
9	E*Trade Financial Corp. (a)	125
53	Goldman Sachs Group, Inc.	5,438
41	Mellon Financial Corp.	1,179
5	Merrill Lynch & Co., Inc.	259
125	Morgan Stanley	6,574
127	State Street Corp.	6,128
		20,538

SHARES		SECURITY DESCRIPTION	VALUE
		Chemicals - 2.2%
47		Air Products & Chemicals, Inc.	$2,804
101		Nalco Holding Co. (a)	1,988
70		Praxair, Inc.	3,267
80		Rohm & Haas Co.	3,689
			11,748
		Commercial Banks - 5.0%
176		Bank of America Corp.	8,018
10		BB&T Corp.	404
4		Comerica, Inc.	202
-	(h)	Keycorp	10
15		Marshall & Ilsley Corp.	649
65		North Fork Bancorp, Inc.	1,837
6		PNC Financial Services Group, Inc.	327
1		TCF Financial Corp.	21
264		U.S. Bancorp	7,703
116		Wells Fargo & Co.	7,112
11		Zions Bancorp	831
			27,114
		Communications Equipment - 4.4%
511		Cisco Systems, Inc. (a)	9,773
332		Corning, Inc. (a)	5,516
61		Juniper Networks, Inc. (a)	1,533
128		Motorola, Inc.	2,345
147		QUALCOMM, Inc.	4,849
			24,016
		Computers & Peripherals - 2.2%
107		Dell, Inc. (a)	4,243
80		EMC Corp. (a)	1,102
64		International Business Machines Corp.	4,764
21		Lexmark International, Inc., Class A (a)	1,374
20		NCR Corp. (a)	703
			12,186
		Consumer Finance - 1.5%
7		American Express Co.	351
13		Capital One Financial Corp.	1,016
267		MBNA Corp.	6,977
			8,344

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds9

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Containers & Packaging - 0.1%
75	Smurfit-Stone Container Corp. (a)	$763
	Diversified Financial Services - 3.7%
64	CIT Group, Inc.	2,758
379	Citigroup, Inc.	17,526
		20,284
	Diversified Telecommunication Services - 2.7%
12	AT&T Corp.	223
37	MCI, Inc.	938
170	SBC Communications, Inc.	4,045
109	Sprint Corp.	2,722
198	Verizon Communications, Inc.	6,851
		14,779
	Electric Utilities - 2.2%
25	Consolidated Edison, Inc.	1,180
52	Edison International	2,096
1	Entergy Corp.	106
2	FPL Group, Inc.	72
18	Northeast Utilities	369
39	PG&E Corp.	1,468
34	Pinnacle West Capital Corp.	1,516
35	PPL Corp.	2,066
9	Wisconsin Energy Corp.	343
134	Xcel Energy, Inc.	2,610
		11,826
	Energy Equipment & Services - 0.7%
57	Baker Hughes, Inc.	2,891
4	Pride International, Inc. (a)	113
20	Rowan Cos., Inc.	585
		3,589
	Food & Staples Retailing - 1.9%
29	CVS Corp.	843
81	Sysco Corp.	2,917
133	Wal-Mart Stores, Inc.	6,386
		10,146
	Food Products - 0.0% (g)
4	Kraft Foods, Inc., Class A	111

SHARES	SECURITY DESCRIPTION	VALUE
	Health Care Equipment & Supplies - 2.6%
32	Bausch & Lomb, Inc.	$2,640
28	Biomet, Inc.	977
157	Boston Scientific Corp. (a)	4,228
39	Guidant Corp.	2,638
45	Zimmer Holdings, Inc. (a)	3,435
		13,918
	Health Care Providers & Services - 2.9%
41	Aetna, Inc.	3,412
2	Cigna Corp.	235
32	HCA, Inc.	1,802
29	McKesson Corp.	1,281
19	Medco Health Solutions, Inc. (a)	987
1	UnitedHealth Group, Inc.	42
112	WellPoint, Inc. (a)	7,807
		15,566
	Hotels, Restaurants & Leisure - 1.7%
71	Carnival Corp. (Panama)	3,884
3	Hilton Hotels Corp.	62
40	International Game Technology	1,118
14	Marriott International, Inc., Class A	962
74	McDonald's Corp.	2,059
2	MGM Mirage (a)	67
10	Wendy's International, Inc.	453
17	Yum! Brands, Inc.	906
		9,511
	Household Durables - 1.0%
14	Centex Corp.	1,018
17	Fortune Brands, Inc.	1,492
23	Lennar Corp., Class A	1,434
20	Mohawk Industries, Inc. (a)	1,625
		5,569
	Household Products - 1.8%
190	Procter & Gamble Co.	10,033
	Industrial Conglomerates - 6.4%
95	3M Co.	6,832
600	General Electric Co.	20,780
242	Tyco International Ltd. (Bermuda)	7,075
		34,687

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds10

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES		SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
		Insurance - 4.3%
61		AMBAC Financial Group, Inc.	$4,234
72		Aflac, Inc.	3,120
27		American International Group, Inc.	1,540
4		Assurant, Inc.	148
71		Genworth Financial, Inc., Class A	2,146
65		Hartford Financial Services Group, Inc.	4,891
40		MBIA, Inc.	2,384
54		Metlife, Inc.	2,445
-	(h)	Progressive Corp. (The)	10
8		Protective Life Corp.	334
5		Torchmark Corp.	251
57		W.R. Berkley Corp.	2,030
			23,533
		Internet & Catalog Retail - 0.6%
101		eBay, Inc. (a)	3,344
		IT Services - 0.5%
52		Affiliated Computer Services, Inc., Class A (a)	2,637
		Leisure Equipment & Products - 0.0% (g)
1		Hasbro, Inc.	17
10		Mattel, Inc.	177
			194
		Machinery - 1.4%
2		Caterpillar, Inc.	191
20		Danaher Corp.	1,068
45		Deere & Co.	2,967
38		Eaton Corp.	2,258
23		SPX Corp.	1,071
			7,555
		Media - 4.3%
61		E.W. Scripps Co., Class A	2,967
39		EchoStar Communications Corp., Class A	1,176
76		Gannett Co., Inc.	5,420
307		News Corp., Class A	4,961
43		Time Warner, Inc. (a)	719
252		Viacom, Inc., Class B	8,056
			23,299

SHARES		SECURITY DESCRIPTION	VALUE
		Metals & Mining - 0.5%
68		Alcoa, Inc.	$1,782
5		Nucor Corp.	237
15		United States Steel Corp.	509
			2,528
		Multi-Utilities - 1.5%
75		CMS Energy Corp. (a)	1,128
34		Constellation Energy Group, Inc.	1,932
57		Dominion Resources, Inc.	4,198
65		Dynegy, Inc., Class A (a)	316
11		SCANA Corp.	474
			8,048
		Multiline Retail - 1.8%
16		Dollar General Corp.	328
-	(h)	Family Dollar Stores, Inc.	8
30		Federated Department Stores, Inc.	2,162
61		Kohl's Corp. (a)	3,388
68		Target Corp.	3,678
			9,564
		Oil, Gas & Consumable Fuels - 7.9%
21		Anadarko Petroleum Corp.	1,742
28		Apache Corp.	1,802
75		Chevron Corp.	4,205
115		ConocoPhillips	6,606
4		Devon Energy Corp.	177
28		EOG Resources, Inc.	1,585
316		Exxon Mobil Corp.	18,161
1		Kerr-McGee Corp.	53
1		Marathon Oil Corp.	27
6		Murphy Oil Corp.	303
49		Occidental Petroleum Corp.	3,777
58		Unocal Corp.	3,760
9		Valero Energy Corp.	696
			42,894
		Paper & Forest Products - 0.1%
1		Bowater, Inc.	29
14		International Paper Co.	423
			452

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds11

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Personal Products - 0.8%
90	Gillette Co. (The)	$4,541
	Pharmaceuticals - 6.1%
28	Bristol-Myers Squibb Co.	702
59	Eli Lilly & Co.	3,309
67	Forest Laboratories, Inc. (a)	2,603
179	Johnson & Johnson	11,642
5	Medicis Pharmaceutical Corp., Class A	162
219	Pfizer, Inc.	6,043
7	Schering-Plough Corp.	133
62	Sepracor, Inc. (a)	3,727
23	Watson Pharmaceuticals, Inc. (a)	668
92	Wyeth	4,107
		33,096
	Real Estate - 0.5%
6	Duke Realty Corp. (REIT)	193
33	Host Marriott Corp. (REIT)	569
3	Kimco Realty Corp. (REIT)	194
19	Mack-Cali Realty Corp. (REIT)	861
29	Prologis (REIT)	1,167
		2,984
	Road & Rail - 0.6%
67	CSX Corp.	2,871
17	Norfolk Southern Corp.	520
		3,391
	Semiconductors & Semiconductor Equipment - 2.7%
81	Altera Corp. (a)	1,613
120	Analog Devices, Inc.	4,462
20	Broadcom Corp., Class A (a)	717
151	Intel Corp.	3,933
19	Intersil Corp., Class A	351
23	Linear Technology Corp.	833
19	Maxim Integrated Products, Inc.	730
24	Microchip Technology, Inc.	702
64	Xilinx, Inc.	1,637
		14,978

SHARES	SECURITY DESCRIPTION	VALUE
	Software - 4.1%
667	Microsoft Corp.	$16,556
420	Oracle Corp. (a)	5,548
		22,104
	Specialty Retail - 2.6%
6	Abercrombie & Fitch Co.	398
7	Bed Bath & Beyond, Inc. (a)	288
20	Foot Locker, Inc.	536
159	Home Depot, Inc.	6,189
88	Lowe's Cos., Inc.	5,123
3	Ross Stores, Inc.	90
82	Staples, Inc.	1,738
		14,362
	Textiles, Apparel & Luxury Goods - 1.0%
26	Coach, Inc. (a)	876
30	Jones Apparel Group, Inc.	919
41	Nike, Inc., Class B	3,516
		5,311
	Thrifts & Mortgage Finance - 1.5%
88	Countrywide Financial Corp.	3,390
6	Fannie Mae	374
15	Freddie Mac	998
45	Hudson City Bancorp, Inc.	517
66	Washington Mutual, Inc.	2,693
		7,972
	Tobacco - 1.9%
161	Altria Group, Inc.	10,391
	Wireless Telecommunication Services - 0.4%
10	American Tower Corp., Class A (a)	208
65	Nextel Communications, Inc. (a)	2,094
		2,302
	Total Long-Term Investments (Cost $415,036)	539,423

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds12

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investments - 0.3%
	Investment Companies - 0.2%
1,209	JPMorgan Prime Money	$1,209
	Market Fund (b) (m)
PRINCIPAL AMOUNT
	U.S. Treasury Obligations - 0.1%
$700	U.S. Treasury Note, 1.50%, 07/31/05 (k)	699
	Total Short-Term Investments (Cost $1,908)	1,908
	Total Investments - 99.3%	$541,331
	(Cost $416,944)
	Other assets in excess of liabilities - 0.7%	3,693
	NET ASSETS - 100.0%	$545,024

Percentages indicated are based on net assets.

Futures Contracts

(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 06/30/05	UNREALIZED APPRECIATION (DEPRECIATION) (USD)
	Long Futures Outstanding
19	S&P 500	September, 2005	$6	$(6)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds13

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 99.1%
	Common Stocks - 99.1%
	Aerospace & Defense - 1.6%
49	General Dynamics Corp.	$5,324
85	United Technologies Corp.	4,354
		9,678
	Beverages - 1.0%
136	Anheuser-Busch Cos., Inc.	6,231
	Capital Markets - 5.2%
222	Bank of New York Co., Inc. (The)	6,389
59	Bear Stearns Cos., Inc. (The)	6,143
221	Morgan Stanley	11,575
187	Northern Trust Corp.	8,521
		32,628
	Commercial Banks - 8.3%
348	Bank of America Corp.	15,854
140	Fifth Third Bancorp	5,786
43	M&T Bank Corp.	4,543
230	North Fork Bancorp, Inc.	6,455
62	TCF Financial Corp.	1,604
301	U.S. Bancorp	8,775
146	Wells Fargo & Co.	8,972
		51,989
	Commercial Services & Supplies - 1.0%
285	Cendant Corp.	6,380
	Computers & Peripherals - 0.8%
79	Lexmark International, Inc., Class A (a)	5,115
	Construction Materials - 1.4%
133	Vulcan Materials Co.	8,650
	Consumer Finance - 3.1%
204	American Express Co.	10,843
319	MBNA Corp.	8,334
		19,177
	Diversified Financial Services - 4.8%
650	Citigroup, Inc.	30,048

SHARES	SECURITY DESCRIPTION	VALUE
	Diversified Telecommunication Services - 5.2%
194	Alltel Corp.	$12,076
118	CenturyTel, Inc.	4,100
251	SBC Communications, Inc.	5,950
307	Verizon Communications, Inc.	10,621
		32,747
	Electric Utilities - 0.8%
76	FPL Group, Inc.	3,192
30	PPL Corp.	1,752
		4,944
	Food & Staples Retailing - 2.1%
275	Wal-Mart Stores, Inc.	13,274
	Food Products - 1.0%
147	Dean Foods Co. (a)	5,184
27	TreeHouse Foods, Inc. (a)	758
		5,942
	Gas Utilities - 1.1%
182	AGL Resources, Inc.	7,038
	Health Care Equipment & Supplies - 0.8%
185	Boston Scientific Corp. (a)	4,995
	Health Care Providers & Services - 2.2%
57	Aetna, Inc.	4,754
129	WellPoint, Inc. (a)	8,956
		13,710
	Hotels, Restaurants & Leisure - 2.9%
274	Hilton Hotels Corp.	6,533
253	McDonald's Corp.	7,029
106	Outback Steakhouse, Inc.	4,795
		18,357
	Household Products - 1.7%
62	Clorox Co.	3,449
73	Colgate-Palmolive Co.	3,629
62	Procter & Gamble Co.	3,286
		10,364

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds14

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Industrial Conglomerates - 3.5%
327	General Electric Co.	$11,344
351	Tyco International Ltd. (Bermuda)	10,241
		21,585
	Insurance - 9.3%
110	American International Group, Inc.	6,388
262	Assurant, Inc.	9,444
195	Chubb Corp.	16,685
106	Hartford Financial Services Group, Inc.	7,934
92	Old Republic International Corp.	2,337
129	Prudential Financial, Inc.	8,483
126	Safeco Corp.	6,869
		58,140
	IT Services - 1.2%
148	Affiliated Computer Services, Inc., Class A (a) (c)	7,568
	Machinery - 0.9%
86	Parker-Hannifin Corp.	5,327
	Media - 8.4%
382	Clear Channel Communications, Inc.	11,806
241	Comcast Corp., Class A (a)	7,404
103	Gannett Co., Inc.	7,326
777	Liberty Media Corp., Class A (a)	7,923
700	Time Warner, Inc. (a)	11,700
189	Viacom, Inc., Class B	6,038
		52,197
	Office Electronics - 0.3%
134	Xerox Corp. (a)	1,853
	Oil, Gas & Consumable Fuels - 10.3%
123	Burlington Resources, Inc.	6,795
201	Chevron Corp.	11,265
239	ConocoPhillips	13,730
251	Devon Energy Corp.	12,705
94	Exxon Mobil Corp.	5,379
127	Kinder Morgan, Inc.	10,541
57	Royal Dutch Petroleum Co. (Netherlands)	3,667
		64,082

SHARES	SECURITY DESCRIPTION	VALUE
	Personal Products - 0.5%
64	Gillette Co. (The)	$3,215
	Pharmaceuticals - 3.8%
36	Eli Lilly & Co.	1,994
196	Johnson & Johnson	12,734
207	Wyeth	9,220
		23,948
	Real Estate - 0.8%
174	Brookfield Properties Co. (Canada)	5,015
	Software - 1.9%
156	Computer Associates International, Inc.	4,290
313	Microsoft Corp.	7,775
		12,065
	Specialty Retail - 3.8%
103	AutoZone, Inc. (a)	9,542
105	Best Buy Co., Inc.	7,198
347	Gap, Inc. (The)	6,857
		23,597
	Textiles, Apparel & Luxury Goods - 1.9%
58	Jones Apparel Group, Inc.	1,810
181	V.F. Corp.	10,351
		12,161
	Thrifts & Mortgage Finance - 6.8%
295	Freddie Mac	19,236
212	Golden West Financial Corp.	13,655
337	Hudson City Bancorp, Inc.	3,850
89	MGIC Investment Corp.	5,785
		42,526
	Tobacco - 0.7%
72	Altria Group, Inc.	4,643
	Total Long-Term Investments (Cost $531,008)	619,189

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds15

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investments - 0.7%
	Investment Companies - 0.7%
4,420	JPMorgan Prime Money Market Fund (b) (m)	$4,420
	(Cost $4,420)
Investments of Cash Collateral for Securities Loaned - 0.0% (g)
	Investment Companies - 0.0% (g)
206	Morgan Stanley Institutional Liquidity Fund (Cost $206)	206
	Total Investments - 99.8%	$623,815
	(Cost $535,634)
	Other assets in excess of liabilities - 0.2%	1,265
	NET ASSETS - 100.0%	$625,080

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds16

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 98.8%
	Common Stocks - 98.8%
	Aerospace & Defense - 0.7%
276	United Technologies Corp.	$14,158
	Air Freight & Logistics - 1.4%
161	FedEx Corp.	13,043
194	United Parcel Service, Inc., Class B	13,448
		26,491
	Auto Components - 0.5%
172	Johnson Controls, Inc.	9,661
	Beverages - 2.8%
1,116	Coca-Cola Co. (The)	46,589
369	Coca-Cola Enterprises, Inc.	8,120
		54,709
	Biotechnology - 2.1%
347	Amgen, Inc. (a)	20,965
195	Gilead Sciences, Inc. (a)	8,562
258	OSI Pharmaceuticals, Inc. (a) (c)	10,547
		40,074
	Capital Markets - 3.7%
163	Goldman Sachs Group, Inc.	16,629
531	Morgan Stanley	27,874
555	State Street Corp.	26,797
		71,300
	Chemicals - 2.3%
248	Air Products & Chemicals, Inc.	14,946
490	Nalco Holding Co. (a)	9,619
327	Praxair, Inc.	15,245
81	Rohm & Haas Co.	3,758
		43,568
	Commercial Banks - 2.8%
147	Compass Bancshares, Inc.	6,594
246	North Fork Bancorp, Inc.	6,913
516	U.S. Bancorp	15,058
415	Wells Fargo & Co.	25,583
		54,148

SHARES	SECURITY DESCRIPTION	VALUE
	Communications Equipment - 3.9%
1,555	Cisco Systems, Inc. (a)	$29,713
647	Corning, Inc. (a)	10,746
223	Juniper Networks, Inc. (a) (c)	5,623
613	Motorola, Inc.	11,203
566	QUALCOMM, Inc.	18,688
		75,973
	Computers & Peripherals - 3.4%
153	Apple Computer, Inc. (a)	5,616
466	Dell, Inc. (a)	18,416
513	EMC Corp. (a)	7,033
315	Hewlett-Packard Co.	7,400
254	International Business Machines Corp.	18,845
126	Lexmark International, Inc., Class A (a)	8,136
		65,446
	Consumer Finance - 1.7%
1,281	MBNA Corp.	33,513
	Diversified Financial Services - 5.6%
409	CIT Group, Inc.	17,558
1,707	Citigroup, Inc.	78,913
496	Lazard Ltd., Class A (Bermuda) (a)	11,535
		108,006
	Diversified Telecommunication Services - 2.6%
568	SBC Communications, Inc.	13,482
405	Sprint Corp.	10,155
766	Verizon Communications, Inc.	26,470
		50,107
	Electric Utilities - 0.7%
341	Edison International	13,817
	Energy Equipment & Services - 0.8%
171	Baker Hughes, Inc.	8,771
206	Rowan Cos., Inc.	6,130
		14,901

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds17

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Food & Staples Retailing - 1.8%
378	Sysco Corp.	$13,670
447	Wal-Mart Stores, Inc.	21,567
		35,237
	Health Care Equipment & Supplies - 2.5%
155	Bausch & Lomb, Inc. (c)	12,872
372	Boston Scientific Corp. (a)	10,034
264	St. Jude Medical, Inc. (a)	11,509
189	Zimmer Holdings, Inc. (a)	14,360
		48,775
	Health Care Providers & Services - 2.7%
167	Aetna, Inc.	13,841
87	HCA, Inc.	4,957
182	McKesson Corp.	8,154
157	Medco Health Solutions, Inc. (a)	8,371
246	WellPoint, Inc. (a)	17,137
		52,460
	Hotels, Restaurants & Leisure - 1.3%
235	Carnival Corp. (Panama)	12,805
107	Marriott International, Inc., Class A	7,280
199	McDonald's Corp.	5,536
		25,621
	Household Durables - 0.8%
122	Lennar Corp., Class A (c)	7,718
99	Mohawk Industries, Inc. (a) (c)	8,159
		15,877
	Household Products - 1.9%
680	Procter & Gamble Co.	35,848
	Industrial Conglomerates - 7.0%
227	3M Co.	16,406
2,204	General Electric Co.	76,367
1,467	Tyco International Ltd. (Bermuda)	42,837
		135,610
	Insurance - 6.1%
386	Aflac, Inc.	16,700
552	AMBAC Financial Group, Inc.	38,540

SHARES	SECURITY DESCRIPTION	VALUE
	Insurance - Continued
160	Hartford Financial Services Group, Inc.	$11,940
541	RenaissanceRe Holdings Ltd. (Bermuda) (c)	26,636
727	Willis Group Holdings Ltd. (Bermuda) (c)	23,773
		117,589
	Internet & Catalog Retail - 0.2%
112	eBay, Inc. (a) (c)	3,710
	IT Services - 0.9%
186	Affiliated Computer Services, Inc., Class A (a) (c)	9,523
89	Infosys Technologies Ltd. (India) (ADR) (c)	6,888
		16,411
	Machinery - 1.2%
145	Deere & Co.	9,479
232	Eaton Corp.	13,888
		23,367
	Media - 4.3%
204	E.W. Scripps Co., Class A (c)	9,947
238	Gannett Co., Inc.	16,950
124	New York Times Co., Class A (c)	3,866
1,067	News Corp., Class A	17,263
159	Time Warner, Inc. (a)	2,660
1,002	Viacom, Inc., Class B	32,068
		82,754
	Metals & Mining - 0.5%
382	Alcoa, Inc.	9,991
	Multi-Utilities - 0.8%
216	Dominion Resources, Inc. (c)	15,868
	Multiline Retail - 3.1%
367	Dollar General Corp.	7,479
95	Federated Department Stores, Inc.	6,932
456	Kohl's Corp. (a) (c)	25,494

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds18

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Multiline Retail - Continued
356	Target Corp.	$19,391
		59,296
	Oil, Gas & Consumable Fuels - 7.5%
213	Apache Corp.	13,788
366	Chevron Corp.	20,489
264	ConocoPhillips	15,176
222	Devon Energy Corp.	11,243
102	EOG Resources, Inc.	5,792
1,131	Exxon Mobil Corp.	64,976
170	Occidental Petroleum Corp.	13,051
		144,515
	Personal Products - 1.2%
461	Gillette Co. (The)	23,348
	Pharmaceuticals - 6.2%
379	Eli Lilly & Co.	21,091
238	Forest Laboratories, Inc. (a)	9,245
613	Johnson & Johnson	39,826
799	Pfizer, Inc.	22,030
197	Sepracor, Inc. (a) (c)	11,846
367	Wyeth	16,350
		120,388
	Road & Rail - 0.4%
196	CSX Corp.	8,361
	Semiconductors & Semiconductor Equipment - 2.2%
285	Altera Corp. (a)	5,655
544	Analog Devices, Inc.	20,306
262	Intel Corp.	6,839
273	Maxim Integrated Products, Inc.	10,421
		43,221
	Software - 4.0%
5	Computer Associates International, Inc.	133
1,888	Microsoft Corp.	46,897
2,220	Oracle Corp. (a)	29,304
		76,334

SHARES	SECURITY DESCRIPTION	VALUE
	Specialty Retail - 2.4%
331	Home Depot, Inc.	$12,880
299	Lowe's Cos., Inc. (c)	17,414
788	Staples, Inc.	16,798
		47,092
	Textiles, Apparel & Luxury Goods - 1.4%
196	Coach, Inc. (a)	6,592
230	Nike, Inc., Class B	19,923
		26,515
	Thrifts & Mortgage Finance - 1.4%
270	Countrywide Financial Corp.	10,435
267	Freddie Mac	17,427
		27,862
	Tobacco - 1.3%
378	Altria Group, Inc.	24,411
	Wireless Telecommunication Services - 0.7%
282	Nextel Communications, Inc. (a) (c)	9,100
56	Spectrasite, Inc. (a)	4,164
		13,264
	Total Long-Term Investments	1,909,597
	(Cost $1,591,101)
Short-Term Investments - 1.5%
	Investment Companies - 1.3%
24,542	JPMorgan Prime Money Market Fund (b) (m)	24,542
	U.S. Treasury Obligations - 0.2%
	U.S. Treasury Notes
1,150	1.50%, 7/31/05 (k)	1,149
3,000	1.98%, 12/31/05 (k)	2,977
		4,126
	Total Short-Term Investments	28,668
	(Cost $28,673)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds19

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Investments of Cash Collateral for Securities Loaned - 5.0%
	Investment Companies - 1.4%
25,489	BGI Prime Money Market Fund	$25,489
2,082	Morgan Stanley Institutional Liquidity Funds	2,082
		27,571
	Repurchase Agreements - 3.6%
70,000	Credit Suisse First Boston LLC, FRN, 3.46%, dated 6/30/05, due 07/01/05, repurchase price $70,007, collateralized by U.S. Agency Mortgages	70,000
	Total Investments of Cash Collateral for Securities Loaned (Cost $97,571)	97,571
	Total Investments - 105.3%	$2,035,836
	(Cost $1,717,345)
	Liabilities in excess of other assets - (5.3)%	(102,536)
	NET ASSETS - 100.0%	$1,933,300

Percentages indicated are based on net assets.

Futures Contracts

(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 06/30/05	UNREALIZED APPRECIATION (DEPRECIATION) (USD)
	Long Futures Outstanding
74	S & P 500 Future	September, 2005	$22,252	$(135)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds20

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

Abbreviations

ADR  - American Depositary Receipt

FRN  - Floating Rate Note. The rate shown is the rate in effect as of June 30, 2005.

REIT  - Real Estate Investment Trust

(a)  - Non-income producing security.

(b)  - Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

(c)  - Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(g)  - Amount rounds to less than 0.1%.

(h)  - Amount rounds to less than one thousand.

(k)  - Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)  - All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA's, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds21

JPMorgan Funds

STATEMENT OF ASSETS
AND LIABILITIES   AS OF JUNE 30, 2005

(Amounts in thousands, except per share amounts)

(Unaudited)

	Disciplined Equity Fund		Growth and Income Fund	U.S. Equity Fund
ASSETS
Investments in non-affiliates, at value	$540,122		$619,395	$2,011,294
Investments in affiliates, at value	1,209		4,420	24,542
Total Investments securities at value	541,331		623,815	2,035,836
Cash	-		27	34
Receivables:
Investment securities sold	8,732		7,480	23,371
Fund shares sold	211		1,644	1,092
Interest and dividends	758		803	2,666
Prepaid and other assets	-		-	4
Total Assets	551,032		633,769	2,063,003
LIABILITIES
Payables:
Due to custodian	8		-	-
Dividends	297		926	3,144
Investment securities purchased	1,735		3,896	24,835
Collateral for securities lending program	-		206	97,571
Fund shares redeemed	3,598		2,483	2,372
Variation margin on futures contracts	2		-	10
Accrued liabilities:
Investment advisory fees payable	115		206	644
Administration fees	16		53	159
Shareholder servicing fees	43		129	370
Distribution fees	-	(b)	152	67
Custodian and accounting fees	19		23	95
Trustees' fees - deferred compensation plan	4		33	15
Other	171		582	421
Total Liabilities	6,008		8,689	129,703
NET ASSETS	$545,024		$625,080	$1,933,300
Paid in capital	868,599		542,794	1,676,432
Accumulated undistributed (distributions in excess of) net investment income	256		126	591
Accumulated net realized gains (losses) from investments and futures	(448,212)		(6,021)	(62,079)
Net unrealized appreciation (depreciation) from investments and futures	124,381		88,181	318,356
Net Assets	545,024		625,080	1,933,300

  (b)  Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds22

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF ASSETS
AND LIABILITIES  AS OF JUNE 30, 2005

(Amounts in thousands, except per share amounts)

(Unaudited)

	Disciplined Equity Fund	Growth and Income Fund	U.S. Equity Fund
NET ASSETS:
Class A	$1,745	$568,577	$170,767
Class B	$-	$48,194	$39,759
Class C	$-	$5,914	$10,530
Select Class	$76,520	$2,395	$1,488,145
Institutional Class	$314,554	$-	$224,099
Ultra	$152,205	$-	$-
Total	$545,024	$625,080	$1,933,300

Outstanding units of beneficial interest (shares) (unlimited amount authorized $0.001 par value):
Class A	120	17,240	15,927
Class B	-	1,488	3,741
Class C	-	189	991
Select Class	5,241	71	138,976
Institutional Class	21,565	-	20,919
Ultra	10,433	-	-
	37,359	18,988	180,554

Net Asset Value:
Class A - Redemption price per share	$14.58	$32.98	$10.72
Class B - Offering price per share (a)	$-	$32.40	$10.63
Class C - Offering price per share (a)	$-	$31.30	$10.63
Select Class - Offering and redemption price	$14.60	$33.95	$10.71
Institutional Class - Offering and redemption price	$14.59	$-	$10.71
Ultra - Offering price per share	$14.59	$-	$-
Maximum sales charge	5.25%	5.25%	5.25%
Class A Maximum Public Offering Price Per Share (net asset value per share/94.75%)	$15.39	$34.81	$11.31
Cost of Investments	$416,944	$535,634	$1,717,345
Market Value of Securities on Loan	$-	$204	$96,272

  (a)  Redemption price for Class B and Class C shares based on the time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds23

JPMorgan Funds

STATEMENT OF
OPERATIONS  FOR THE PERIOD ENDED JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

	Disciplined Equity Fund	Growth and Income Fund	U.S. Equity Fund
INVESTMENT INCOME
Dividends	$4,535	$3,012	$12,518
Dividend income from affiliates*	67	126	338
Interest income	69	56	-
Income from securities lending (net)	-	1	59
Allocated investment income from portfolio**	-	2,582	-
Foreign taxes withheld	-	(4)	-
Allocated expenses from portfolio**	-	(670)	-
Total income	4,671	5,103	12,915
EXPENSES
Investment advisory fees	671	713	3,068
Administrative fees	319	307	846
Distribution fees	2	940	346
Shareholder servicing fees	270	791	1,860
Custodian and accounting fees	23	25	28
Interest expense	- (b)	-	- (b)
Professional fees	30	21	44
Trustees' fees	3	3	8
Printing and mailing costs	30	88	20
Registration and filing fees	54	16	18
Transfer agent fees	21	535	283
Miscellaneous	6	6	25
Total expenses before waivers	1,429	3,445	6,546
Less amounts waived	(217)	(1)	(178)
Less earnings credits	(1)	-	(2)
Less expense reimbursements	(2)	(2)	(17)
Less reimbursement for legal matters	-	-	(1)
Total expenses	1,209	3,442	6,348
Net investment income	3,462	1,661	6,567

  (b)  Amount rounds to less than one thousand.

  **  See Note 11 - Reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds24

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF
OPERATIONS  FOR THE PERIOD ENDED JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

	Disciplined Equity Fund	Growth and Income Fund	U.S. Equity Fund
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Investments	17,319	25,874	19,981
Futures	13	-	(703)
Net realized gain	17,332	25,874	19,278
Change in unrealized depreciation of:
Investments	(24,148)	13,385	(47,094)
Futures	(77)	-	(459)
Net change in unrealized appreciation/depreciation	(24,225)	13,385	(47,553)
Net realized and unrealized gain/(loss)	(6,893)	39,259	(28,275)
Net (increase) decrease in net assets resulting from operations	$(3,431)	$40,920	$(21,708)
* Includes reimbursements of investment advisory and administration fees:	$5	$10	$33

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds25

JPMorgan Funds

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Disciplined Equity		Growth and Income
	Six Months Ended 6/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 6/30/05 (Unaudited)	Year Ended 12/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,462	$7,870	$1,661	$5,196
Net realized gain (loss) on investments and futures	17,332	66,828	25,874	122,702
Change in net unrealized appreciation/ depreciation of investments and futures	(24,225)	(18,831)	13,385	(41,816)
Increase (decrease) in net assets from operations	(3,431)	55,867	40,920	86,082
DISTRIBUTIONS FROM NET INVESTMENT INCOME:
Class A	(7)	(19)	(1,691)	(4,573)
Class B	-	-	(24)	(199)
Class C	-	-	(5)	(22)
Select Class	(400)	(1,039)	(9)	(17)
Institutional Class	(1,882)	(5,016)	-	-
Ultra	(992)	(1,704)	-	-
Total distributions to shareholders	(3,281)	(7,778)	(1,729)	(4,811)
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS
Increase (decrease)	26,150	(128,012)	(85,777)	(103,101)
NET ASSETS
Total increase (decrease) in net assets	19,438	(79,923)	(46,586)	(21,830)
Beginning of period	525,586	605,509	671,666	693,496
End of period	$545,024	$525,586	$625,080	$671,666
Accumulated undistributed (distributions in excess of) net investment income	$256	$75	$126	$194

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds26

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF CHANGES
IN NET ASSETS (CONTINUED)  FOR THE PERIODS INDICATED

(Amounts in thousands)

	U.S. Equity
	Six Months Ended 6/30/05 (Unaudited)	Year Ended 12/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,567	$4,773
Net realized gain (loss) on investments and futures	19,278	31,484
Change in net unrealized appreciation/ depreciation of investments and futures	(47,553)	14,280
Increase (decrease) in net assets from operations	(21,708)	50,537
DISTRIBUTIONS FROM NET INVESTMENT INCOME:
Class A	(439)	(332)
Class B	(26)	(44)
Class C	(8)	(8)
Select Class	(5,215)	(2,980)
Institutional Class	(758)	(890)
Total distributions to shareholders	(6,446)	(4,254)
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS
Increase (decrease)	1,475,958	(32,923)
NET ASSETS
Total increase (decrease) in net assets	1,447,804	13,360
Beginning of period	485,496	472,136
End of period	$1,933,300	$485,496
Accumulated undistributed (distributions in excess of) net investment income	$591	$470

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds27

JPMorgan Funds

STATEMENT OF CHANGES
IN NET ASSETS (CONTINUED)  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Disciplined Equity		Growth and Income
	Six Months Ended 6/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 6/30/05 (Unaudited)	Year Ended 12/31/04
CAPITAL TRANSACTIONS
Class A Shares
Proceeds from shares issued	$167	$358	$16,913	$18,245
Dividends reinvested	6	19	731	4,224
Cost of shares redeemed	(249)	(603)	(90,856)	(103,474)
Change in net assets from Class A capital transactions	$(76)	$(226)	$(73,212)	$(81,005)
Class B Shares
Proceeds from shares issued	$-	$-	$24,821	$1,911
Dividends reinvested	-	-	7	179
Cost of shares redeemed	-	-	(16,452)	(23,489)
Change in net assets from Class B capital transactions	$-	$-	$8,376	$(21,399)
Class C Shares
Proceeds from shares issued	$-	$-	$2,426	$589
Dividends reinvested	-	-	2	20
Cost of shares redeemed	-	-	(418)	(1,305)
Change in net assets from Class C capital transactions	$-	$-	$2,010	$(696)
Select Class
Proceeds from shares issued	$37,607	$28,259	$1,395	$649
Dividends reinvested	281	801	3	16
Cost of shares redeemed	(39,428)	(34,509)	(24,349)	(666)
Change in net assets from Select Class capital transactions	$(1,540)	$(5,449)	$(22,951)	$(1)
Institutional Class
Proceeds from shares issued	$58,333	$62,218	$-	$-
Dividends reinvested	1,422	3,964	-	-
Cost of shares redeemed	(82,560)	(174,739)	-	-
Change in net assets from Institutional Class capital transactions	$(22,805)	$(108,557)	$-	$-
Ultra
Proceeds from shares issued	$63,714	$29,330	$-	$-
Dividends reinvested	991	1,696	-	-
Cost of shares redeemed	(14,134)	(44,806)	-	-
Change in net assets from Ultra capital transactions	$50,571	$(13,780)	$-	$-

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds28

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	U.S. Equity
	Six Months Ended 6/30/05 (Unaudited)	Year Ended 12/31/04
CAPITAL TRANSACTIONS
Class A Shares
Proceeds from shares issued	$15,386	$16,959
Shares issued in connection with Fund Reorganization (note 10)	136,622	-
Dividends reinvested	345	226
Cost of shares redeemed	(31,865)	(19,079)
Change in net assets from Class A capital transactions	$120,488	$(1,894)
Class B Shares
Proceeds from shares issued	$1,474	$902
Shares issued in connection with Fund Reorganization (note 10)	22,989	-
Dividends reinvested	22	34
Cost of shares redeemed	(8,618)	(7,934)
Change in net assets from Class B capital transactions	$15,867	$(6,998)
Class C Shares
Proceeds from shares issued	$1,368	$111
Shares issued in connection with Fund Reorganization (note 10)	7,589	-
Dividends reinvested	6	4
Cost of shares redeemed	(2,589)	(1,320)
Change in net assets from Class C capital transactions	$6,374	$(1,205)
Select Class
Proceeds from shares issued	$349,714	$55,489
Shares issued in connection with Fund Reorganization (note 10)	1,460,091	-
Dividends reinvested	1,072	2,447
Cost of shares redeemed	(642,008)	(60,843)
Change in net assets from Select Class capital transactions	$1,168,869	$(2,907)
Institutional Class
Proceeds from shares issued	$186,034	$18,193
Dividends reinvested	247	573
Cost of shares redeemed	(21,921)	(38,685)
Change in net assets from Institutional Class capital transactions	$164,360	$(19,919)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds29

JPMorgan Funds

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Disciplined Equity		Growth and Income
	Six Months Ended 6/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 6/30/05 (Unaudited)	Year Ended 12/31/04
SHARE TRANSACTIONS
Class A Shares
Issued	12	26	521	602
Reinvested	- (b)	1	23	137
Redeemed	(17)	(44)	(1,520)	(3,419)
Change in Class A capital Shares	(5)	(17)	(976)	(2,680)
Class B Shares
Issued	-	-	56	64
Reinvested	-	-	- (b)	6
Redeemed	-	-	(515)	(790)
Change in Class B capital Shares	-	-	(459)	(720)
Class C Shares
Issued	-	-	10	20
Reinvested	-	-	- (b)	1
Redeemed	-	-	(13)	(46)
Change in Class C capital Shares	-	-	(3)	(25)
Select Class
Issued	2,631	2,055	42	20
Reinvested	19	56	- (b)	1
Redeemed	(2,771)	(2,485)	(13)	(20)
Change in Select Class Shares	(121)	(374)	29	1
Institutional Class
Issued	4,059	4,517	-	-
Reinvested	98	281	-	-
Redeemed	(5,696)	(12,669)	-	-
Change in Institutional Class Shares	(1,539)	(7,871)	-	-
Ultra
Issued	4,396	2,113	-	-
Reinvested	68	121	-	-
Redeemed	(984)	(3,292)	-	-
Change in Ultra Shares	3,480	(1,058)	-	-

  (b)  Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds30

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF CHANGES
IN NET ASSETS (CONTINUED)  FOR THE PERIODS INDICATED

(Amounts in thousands)

	U.S. Equity
	Six Months Ended 6/30/05 (Unaudited)	Year Ended 12/31/04
SHARE TRANSACTIONS
Class A Shares
Issued	1,433	1,658
Shares issued in connection with Fund Reorganization (note 10)		12,622
Reinvested	32	21
Redeemed	(2,974)	(1,848)
Change in Class A capital Shares	11,113	(169)
Class B Shares
Issued	138	89
Shares issued in connection with Fund Reorganization (note 10)		2,143
Reinvested	2	3
Redeemed	(812)	(785)
Change in Class B capital Shares	1,471	(693)
Class C Shares
Issued	124	11
Shares issued in connection with Fund Reorganization (note 10)		707
Reinvested	1	-
Redeemed	(243)	(130)
Change in Class C capital Shares	589	(119)
Select Class
Issued	6,534	5,417
Shares issued in connection with Fund Reorganization (note 10)		135,083
Reinvested	100	232
Redeemed	(33,705)	(5,906)
Change in Select Class Shares	108,012	(257)
Institutional Class
Issued	17,219	1,772
Reinvested	23	55
Redeemed	(2,124)	(3,588)
Change in Institutional Class Shares	15,118	(1,761)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds31

JPMorgan Funds

FINANCIAL HIGHLIGHTS

Class A

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (d)
DISCIPLINED EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$14.78	0.06		(0.20)	(0.14)	(0.06)	-	(0.06)	$14.58	(0.98%)
Year Ended 12/31/04	$13.50	0.13		1.30	1.43	(0.15)	-	(0.15)	$14.78	10.64%
Year Ended 12/31/03	$10.54	0.05		2.99	3.04	(0.08)	-	(0.08)	$13.50	28.96%
Year Ended 12/31/02	$14.17	0.07	(b)	(3.62)	(3.55)	(0.08)	-	(0.08)	$10.54	(25.07%)
9/28/01(a) to 12/31/01	$12.85	0.01	(b)	1.39	1.40	(0.08)	-	(0.08)	$14.17	10.93%
GROWTH AND INCOME FUND
Six Months Ended 6/30/05 (Unaudited)	$33.00	0.10		(0.02)	0.08	(0.10)	-	(0.10)	$32.98	0.24%
Year Ended 12/31/04	$29.18	0.25	(b)	3.81	4.06	(0.24)	-	(0.24)	$33.00	13.98%
Year Ended 12/31/03	$23.31	0.21	(b)	5.88	6.09	(0.22)	-	(0.22)	$29.18	26.27%
Year Ended 12/31/02	$28.83	0.21	(b)	(5.31)	(5.10)	(0.21)	(0.21)	(0.42)	$23.31	(17.81%)
11/1/01 Through 12/31/01(e)	$26.95	0.03		1.88	1.91	(0.03)	-	(0.03)	$28.83	7.09%
Year Ended 10/31/01	$40.71	0.19		(8.04)	(7.85)	(0.21)	(5.70)	(5.91)	$26.95	(21.50%)
Year Ended 10/31/00	$43.65	0.09	(b)	3.31	3.40	(0.03)	(6.31)	(6.34)	$40.71	8.88%
U.S. EQUITY FUND(g)
Six Months Ended 6/30/05 (Unaudited)	$10.99	0.02		(0.26)	(0.24)	(0.03)	-	(0.03)	$10.72	(2.18%)
Year Ended 12/31/04	$10.01	0.08	(b)	0.97	1.05	(0.07)	-	(0.07)	$10.99	10.50%
Year Ended 12/31/03	$7.61	0.04	(b)	2.41	2.45	(0.05)	-	(0.05)	$10.01	32.32%
Year Ended 12/31/02	$10.45	0.03		(2.84)	(2.81)	(0.03)	-	(0.03)	$7.61	(26.89%)
6/1/01 through 12/31/01(i)	$11.16	0.02	(b)	(0.69)	(0.67)	(0.02)	(0.02)	(0.04)	$10.45	(5.96%)
9/15/00(a) through 12/31/00	$12.86	0.03		(1.72)	(1.69)	(0.01)	-	(0.01)	$11.16	(13.10%)

  (a)  Commencement of offering of class of shares.

  (b)  Calculated based upon average shares outstanding.

  (c)  Annualized for periods less than one year.

  (d)  Not annualized for periods less than one year.

  (e)  The Fund changed its fiscal year end from 10/31 to 12/31.

  (f)  Prior to September 10, 2001, the U.S. Equity Fund Invested all of its investable assets in the U.S. Equity Portfolio. The Portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of U.S. Equity Portfolio.

  (g)  Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with a Portfolio reorganization. Prior periods have been restated to reflect the split.

  (h)  Prior to March 18, 2005, the Growth and Income Fund invested all of its investable assets in the Growth and Income Portfolio. The Portfolio Turnover rate disclosed prior to March 18, 2005, is the turnover rate of the Growth and Income Portfolio.

  (i)  The Fund changed its fiscal year end from 5/31 to 12/31.

  (j)  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds32

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets: (c)
	Net assets end of period (million's)	Net expenses	Net investment income (Loss)	Expenses without waivers reimbursements and earnings credits		Portfolio turnover rate (d)
DISCIPLINED EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$2	0.88%	0.85%	1.14%		25%
Year Ended 12/31/04	$2	0.95%	1.01%	1.67%		49%
Year Ended 12/31/03	$2	0.95%	0.74%	2.31%		77%
Year Ended 12/31/02	$2	0.95%	0.60%	2.23%		74%
9/28/01(a) to 12/31/01	$2	0.95%	0.42%	11.02	%(j)	33%
GROWTH AND INCOME FUND
Six Months Ended 6/30/05 (Unaudited)	$569	1.25%	0.58%	1.25%		33	%(h)
Year Ended 12/31/04	$601	1.30%	0.84%	1.41%		44	%(h)
Year Ended 12/31/03	$610	1.30%	0.83%	1.45%		37	%(h)
Year Ended 12/31/02	$615	1.30%	0.81%	1.44%		70	%(h)
11/1/01 Through 12/31/01(e)	$876	1.30%	0.62%	1.30%		0	%(h)
Year Ended 10/31/01	$833	1.30%	0.59%	1.32%		12	%(h)
Year Ended 10/31/00	$1,131	1.30%	0.23%	1.30%		30	%(h)
U.S. EQUITY FUND(g)
Six Months Ended 6/30/05 (Unaudited)	$171	1.05%	0.63%	1.09%		47%
Year Ended 12/31/04	$53	1.05%	0.80%	1.46%		82%
Year Ended 12/31/03	$50	1.05%	0.50%	1.54%		101%
Year Ended 12/31/02	$29	1.05%	0.30%	1.44%		83%
6/1/01 through 12/31/01(i)	$54	1.05%	0.30%	1.44%		48	%(f)
9/15/00(a) through 12/31/00	$3	1.05%	0.22%	7.05	%(j)	81	%(f)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds33

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Class B

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (d)
GROWTH AND INCOME FUND
Six Months Ended 6/30/05 (Unaudited)	$32.41	(0.49)		0.50	0.01	(0.02)	-	(0.02)	$32.40	0.02%
Year Ended 12/31/04	$28.67	0.10	(b)	3.73	3.83	(0.09)	-	(0.09)	$32.41	13.38%
Year Ended 12/31/03	$22.91	0.08	(b)	5.78	5.86	(0.10)	-	(0.10)	$28.67	25.66%
Year Ended 12/31/02	$28.32	0.08	(b)	(5.21)	(5.13)	(0.07)	(0.21)	(0.28)	$22.91	(18.21%)
11/1/01 Through 12/31/01(e)	$26.48	0.01		1.83	1.84	-	-	-	$28.32	6.95%
Year Ended 10/31/01	$40.09	0.02		(7.89)	(7.87)	(0.04)	(5.70)	(5.74)	$26.48	(21.90%)
Year Ended 10/31/00	$43.25	(0.11	)(b)	3.26	3.15	-	(6.31)	(6.31)	$40.09	8.32%
U.S. EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$10.90	0.03		(0.29)	(0.26)	(0.01)	-	(0.01)	$10.63	(2.42%)
Year Ended 12/31/04	$9.95	-	(b)(f)	0.97	0.97	(0.02)	-	(0.02)	$10.90	9.74%
Year Ended 12/31/03	$7.58	(0.02	)(b)	2.39	2.37	-	- (f)	- (f)	$9.95	31.29%
Year Ended 12/31/02	$10.43	(0.04)		(2.81)	(2.85)	-	-	-	$7.58	(27.31%)
9/10/01(a) Through 12/31/01(h)	$9.67	(0.01	)(b)	0.79	0.78	(0.02)	-	(0.02)	$10.43	(8.07%)

  (a)  Commencement of offering of class of shares.

  (b)  Calculated based upon average shares outstanding.

  (c)  Annualized for periods less than one year.

  (d)  Not annualized for periods less than one year.

  (e)  The Portfolio changed its fiscal year end from 10/31 to 12/31.

  (f)  Amount less than $0.01.

  (g)  Prior to March 18, 2005, the Growth and Income Fund invested all of its investable assets in the Growth and Income Portfolio. The Portfolio Turnover rate disclosed prior to March 18, 2005, is the turnover rate of the Growth and Income Portfolio.

  (h)  The Fund changed its fiscal year end from 5/31 to 12/31.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds34

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets: (c)
	Net assets end of period (million's)	Net expenses	Net investment income (Loss)	Expenses without waivers reimbursements and earnings credits	Portfolio turnover rate (d)
GROWTH AND INCOME FUND
Six Months Ended 6/30/05 (Unaudited)	$48	1.76%	0.05%	1.76%	33	%(g)
Year Ended 12/31/04	$63	1.80%	0.32%	1.91%	44	%(g)
Year Ended 12/31/03	$76	1.80%	0.32%	2.00%	37	%(g)
Year Ended 12/31/02	$85	1.80%	0.30%	1.95%	70	%(g)
11/1/01 Through 12/31/01(e)	$180	1.80%	0.12%	1.80%	0	%(g)
Year Ended 10/31/01	$185	1.80%	0.10%	1.82%	12	%(g)
Year Ended 10/31/00	$409	1.80%	(0.27%)	1.80%	30	%(g)
U.S. EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$40	1.57%	0.09%	1.61%	47%
Year Ended 12/31/04	$25	1.75%	0.03%	1.97%	82%
Year Ended 12/31/03	$29	1.75%	(0.20%)	2.04%	101%
Year Ended 12/31/02	$11	1.75%	(0.40%)	1.93%	83%
9/10/01(a) Through 12/31/01(h)	$19	1.75%	(0.40%)	1.85%	48%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds35

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Class C

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (d)
GROWTH AND INCOME FUND
Six Months Ended 6/30/05 (Unaudited)	$31.33	0.01		(0.01)	-	(0.03)	-	(0.03)	$31.30	0.00%
Year Ended 12/31/04	$27.74	0.10	(b)	3.60	3.70	(0.11)	-	(0.11)	$31.33	13.38%
Year Ended 12/31/03	$22.19	0.08	(b)	5.59	5.67	(0.12)	-	(0.12)	$27.74	25.64%
Year Ended 12/31/02	$27.47	0.08	(b)	(5.06)	(4.98)	(0.09)	(0.21)	(0.30)	$22.19	(18.21%)
11/1/01 Through 12/31/01(e)	$25.68	0.01		1.78	1.79	-	-	-	$27.47	6.97%
Year Ended 10/31/01	$39.10	0.05		(7.70)	(7.65)	(0.07)	(5.70)	(5.77)	$25.68	(21.89%)
Year Ended 10/31/00	$42.34	(0.11	)(b)	3.18	3.07	-	(6.31)	(6.31)	$39.10	8.31%
U.S. EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$10.90	0.03		(0.29)	(0.26)	(0.01)	-	(0.01)	$10.63	(2.41%)
Year Ended 12/31/04	$9.95	-	(b)(f)	0.97	0.97	(0.02)	-	(0.02)	$10.90	9.74%
Year Ended 12/31/03	$7.58	(0.02	)(b)	2.39	2.37	- (f)	-	- (f)	$9.95	31.29%
Year Ended 12/31/02	$10.44	(0.05)		(2.81)	(2.86)	-	-	-	$7.58	(27.37%)
9/10/01(a) Through 12/31/01(h)	$9.67	(0.01	)(b)	0.80	0.79	-	(0.02)	(0.02)	$10.44	8.18%

  (a)  Commencement of offering of class of shares.

  (b)  Calculated based upon average shares outstanding.

  (c)  Annualized for periods less than one year.

  (d)  Not annualized for periods less than one year.

  (e)  The Portfolio changed its fiscal year end from 10/31 to 12/31.

  (f)  Amount less than $0.01.

  (g)  Prior to March 18, 2005, the Growth and Income Fund invested all of its investable assets in the Growth and Income Portfolio. The Portfolio Turnover rate disclosed prior to March 18, 2005, is the turnover rate of the Growth and Income Portfolio.

  (h)  The Fund changed its fiscal year end from May 31 to December 31.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds36

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets: (c)
	Net assets end of period (million's)	Net expenses	Net investment income (Loss)	Expenses without waivers reimbursements and earnings credits	Portfolio turnover rate (d)
GROWTH AND INCOME FUND
Six Months Ended 6/30/05 (Unaudited)	$6	1.75%	0.08%	1.75%	33	%(g)
Year Ended 12/31/04	$6	1.80%	0.34%	1.91%	44	%(g)
Year Ended 12/31/03	$6	1.80%	0.32%	2.00%	37	%(g)
Year Ended 12/31/02	$5	1.80%	0.31%	1.94%	70	%(g)
11/1/01 Through 12/31/01(e)	$7	1.80%	0.12%	1.80%	0	%(g)
Year Ended 10/31/01	$7	1.80%	0.09%	1.82%	12	%(g)
Year Ended 10/31/00	$9	1.80%	(0.27%)	1.80%	30	%(g)
U.S. EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$11	1.57%	0.10%	1.59%	47%
Year Ended 12/31/04	$4	1.75%	0.04%	1.96%	82%
Year Ended 12/31/03	$5	1.75%	(0.20%)	2.04%	101%
Year Ended 12/31/02	$1	1.75%	(0.42%)	1.93%	83%
9/10/01(a) Through 12/31/01(h)	$1	1.75%	(0.39%)	1.85%	48%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds37

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Select Class

	Per share operating performance:
		Investment operations:					Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (c)
DISCIPLINED EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$14.80	0.08		(0.21)		(0.13)	(0.07)	-	(0.07)	$14.60	(0.84%)
Year Ended 12/31/04	$13.51	0.18		1.30		1.48	(0.19)	-	(0.19)	$14.80	11.03%
Year Ended 12/31/03	$10.55	0.11		2.98		3.09	(0.13)	-	(0.13)	$13.51	29.45%
Year Ended 12/31/02	$14.19	0.10	(a)	(3.64)		(3.54)	(0.10)	-	(0.10)	$10.55	(24.98%)
6/1/01 to 12/31/01(d)	$15.70	0.05	(a)	(1.44)		(1.39)	(0.12)	-	(0.12)	$14.19	(8.88%)
Year Ended 5/31/01	$17.85	0.09		(1.94)		(1.85)	(0.11)	(0.19)	(0.30)	$15.70	(10.43%)
Year Ended 5/31/00	$17.42	0.12		0.78		0.90	(0.12)	(0.35)	(0.47)	$17.85	5.19%
GROWTH AND INCOME FUND
Six Months Ended 6/30/05 (Unaudited)	$33.96	0.16	(a)	(0.01	)(a)	0.15	(0.16)	-	(0.16)	$33.95	0.44%
Year Ended 12/31/04	$30.02	0.40	(a)	3.90		4.30	(0.36)	-	(0.36)	$33.96	14.42%
Year Ended 12/31/03	$23.98	0.32	(a)	6.05		6.37	(0.33)	-	(0.33)	$30.02	26.78%
Year Ended 12/31/02	$29.64	0.32	(a)	(5.46)		(5.14)	(0.31)	(0.21)	(0.52)	$23.98	(17.47%)
11/1/01 Through 12/31/01(e)	$27.72	0.05		1.93		1.98	(0.06)	-	(0.06)	$29.64	7.13%
Year Ended 10/31/01	$40.99	0.14		(7.53)		(7.39)	(0.18)	(5.70)	(5.88)	$27.72	(20.01%)
Year Ended 10/31/00	$43.89	0.26	(a)	3.33		3.59	(0.18)	(6.31)	(6.49)	$40.99	9.34%
U.S. EQUITY FUND(g)
Six Months Ended 6/30/05 (Unaudited)	$10.97	0.05		(0.26)		(0.21)	(0.05)	-	(0.05)	$10.71	(1.98%)
Year Ended 12/31/04	$9.99	0.11	(a)	0.97		1.08	(0.10)	-	(0.10)	$10.97	10.80%
Year Ended 12/31/03	$7.61	0.07	(a)	2.39		2.46	(0.08)	-	(0.08)	$9.99	32.42%
Year Ended 12/31/02	$10.44	0.05		(2.83)		(2.78)	(0.05)	-	(0.05)	$7.61	(26.62%)
6/1/01 to 12/31/01(d)	$11.21	0.03	(a)	(0.68)		(0.65)	(0.04)	(0.08)	(0.12)	$10.44	(5.76%)
Year Ended 5/31/01	$12.66	0.05		(0.94)		(0.89)	(0.05)	(0.51)	(0.56)	$11.21	(7.10%)
Year Ended 5/31/00	$14.62	0.09		0.24		0.33	(0.09)	(2.20)	(2.29)	$12.66	2.20%

  (a)  Calculated based upon average shares outstanding.

  (b)  Annualized for periods less than one year.

  (c)  Not annualized for periods less than one year.

  (d)  The Portfolio changed its fiscal year end from 5/31 to 12/31.

  (e)  The Fund changed its fiscal year end from 10/31 to 12/31.

  (f)  Prior to September 10, 2001, the U.S. Equity Fund invested all of its investable assets in the U.S. Equity Portfolio. The Portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of U.S. Equity Portfolio.

  (g)  Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with a Portfolio reorganization. Prior periods have been restated to reflect the split.

  (h)  Prior to March 18, 2005, the Growth & Income Fund invested all of its investable assets in the Growth & Income Portfolio. The Portfolio Turnover rate disclosed prior to March 18, 2005, is the turnover rate of the Growth & Income Portfolio.

  (i)  Prior to September 10, 2001, the Disciplined Equity Fund invested all of its investable assets in the Disciplined Equity Portfolio. The Portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of Disciplined Equity Portfolio.

  (j)  Amount rounds to less than one million.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds38

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
			Ratios to average net assets: (b)
	Net assets end of period (million's)		Net expenses	Net investment income (Loss)	Expenses without waivers reimbursements and earnings credits	Portfolio turnover rate (c)
DISCIPLINED EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$77		0.61%	1.13%	0.69%	25%
Year Ended 12/31/04	$79		0.63%	1.37%	0.78%	49%
Year Ended 12/31/03	$78		0.67%	1.02%	0.80%	77%
Year Ended 12/31/02	$65		0.73%	0.77%	0.84%	74%
6/1/01 to 12/31/01(d)	$132		0.72%	0.56%	0.77%	33	%(i)
Year Ended 5/31/01	$128		0.77%	0.53%	0.77%	72	%(i)
Year Ended 5/31/00	$160		0.75%	0.76%	0.78%	56	%(i)
GROWTH AND INCOME FUND
Six Months Ended 6/30/05 (Unaudited)	$2		0.90%	0.95%	1.24%	33	%(h)
Year Ended 12/31/04	$1		0.90%	1.27%	2.31%	44	%(h)
Year Ended 12/31/03	$1		0.90%	1.22%	1.00%	37	%(h)
Year Ended 12/31/02	$-	(j)	0.90%	1.16%	1.56%	70	%(h)
11/1/01 Through 12/31/01(e)	$3		0.90%	1.02%	3.34%	0	%(h)
Year Ended 10/31/01	$3		0.89%	0.93%	2.07%	12	%(h)
Year Ended 10/31/00	$5		0.89%	0.64%	0.93%	30	%(h)
U.S. EQUITY FUND(g)
Six Months Ended 6/30/05 (Unaudited)	$1,488		0.78%	0.89%	0.80%	47%
Year Ended 12/31/04	$340		0.79%	1.04%	0.90%	82%
Year Ended 12/31/03	$312		0.79%	0.76%	0.92%	101%
Year Ended 12/31/02	$225		0.79%	0.57%	0.92%	83%
6/1/01 to 12/31/01(d)	$348		0.79%	0.44%	0.85%	48	%(f)
Year Ended 5/31/01	$312		0.79%	0.41%	0.79%	81	%(f)
Year Ended 5/31/00	$387		0.78%	0.59%	0.78%	89	%(f)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds39

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Institutional Class

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (c)
DISCIPLINED EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$14.78	0.10		(0.20)	(0.10)	(0.09)	-	(0.09)	$14.59	(0.70%)
Year Ended 12/31/04	$13.49	0.22		1.28	1.50	(0.21)	-	(0.21)	$14.78	11.23%
Year Ended 12/31/03	$10.55	0.18		2.92	3.10	(0.16)	- (e)	(0.16)	$13.49	29.60%
Year Ended 12/31/02	$14.19	0.13	(a)	(3.63)	(3.50)	(0.14)	-	(0.14)	$10.55	(24.76%)
6/1/01 to 12/31/01(d)	$15.65	0.07	(a)	(1.44)	(1.37)	(0.09)	-	(0.09)	$14.19	(8.73%)
Year Ended 5/31/01	$17.54	0.14		(1.89)	(1.75)	(0.14)	-	(0.14)	$15.65	(9.99%)
Year Ended 5/31/00	$17.57	0.17		0.81	0.98	(0.18)	(0.83)	(1.01)	$17.54	5.54%
U.S. EQUITY FUND(g)
Six Months Ended 6/30/05 (Unaudited)	$10.97	(0.01)		(0.21)	(0.22)	(0.04)	-	(0.04)	$10.71	(1.89%)
Year Ended 12/31/04	$9.99	0.12	(a)	0.97	1.09	(0.11)	-	(0.11)	$10.97	10.96%
Year Ended 12/31/03	$7.61	0.09	(a)	2.38	2.47	(0.09)	-	(0.09)	$9.99	32.63%
Year Ended 12/31/02	$10.44	0.06		(2.82)	(2.76)	(0.07)	-	(0.07)	$7.61	(26.50%)
6/1/01 to 12/31/01(d)	$11.12	0.03	(a)	(0.66)	(0.63)	(0.03)	(0.02)	(0.05)	$10.44	(5.63%)
Year Ended 5/31/01	$12.79	0.08		(0.96)	(0.88)	(0.08)	(0.71)	(0.79)	$11.12	(6.99%)
Year Ended 5/31/00	$15.08	0.11		0.26	0.37	(0.11)	(2.55)	(2.66)	$12.79	2.45%

  (a)  Calculated based upon average shares outstanding.

  (b)  Annualized for periods less than one year.

  (c)  Not annualized for periods less than one year.

  (d)  The Fund changed its fiscal year end from 5/31 to 12/31.

  (e)  Amount less than $0.01.

  (f)  Prior to September 10, 2001, the U.S. Equity Fund invested all of its investable assets in the U.S. Equity Portfolio. The Portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of U.S. Equity Portfolio.

  (g)  Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with a Portfolio reorganization. Prior periods have been restated to reflect the split.

  (h)  Prior to September 10, 2001, the Disciplined Equity Fund invested all of its investable assets in the Disciplined Equity Portfolio. The Portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of Disciplined Equity Portfolio.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds40

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets: (b)
	Net assets end of period (million's)	Net expenses	Net investment income (Loss)	Expenses without waivers reimbursement and earnings credits	Portfolio turnover rate (c)
DISCIPLINED EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$315	0.45%	1.29%	0.53%	25%
Year Ended 12/31/04	$342	0.45%	1.52%	0.60%	49%
Year Ended 12/31/03	$418	0.45%	1.24%	0.60%	77%
Year Ended 12/31/02	$924	0.45%	1.09%	0.65%	74%
6/1/01 to 12/31/01(d)	$1,162	0.45%	0.86%	0.60%	33	%(h)
Year Ended 5/31/01	$1,210	0.45%	0.85%	0.55%	72	%(h)
Year Ended 5/31/00	$1,476	0.45%	1.04%	0.55%	56	%(h)
U.S. EQUITY FUND(g)
Six Months Ended 6/30/05 (Unaudited)	$224	0.64%	1.05%	0.71%	47%
Year Ended 12/31/04	$64	0.64%	1.20%	0.74%	82%
Year Ended 12/31/03	$76	0.64%	0.91%	0.76%	101%
Year Ended 12/31/02	$79	0.64%	0.74%	0.77%	83%
6/1/01 to 12/31/01(d)	$90	0.65%	0.55%	0.70%	48	%(f)
Year Ended 5/31/01	$151	0.62%	0.57%	0.64%	81	%(f)
Year Ended 5/31/00	$241	0.60%	0.76%	0.63%	89	%(f)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds41

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Ultra

	Per share operating performance:
		Investment operations:			Distributions:
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Return of Capital		Total distributions	Net asset value, end of period	Total return (c)
DISCIPLINED EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$14.79	(0.08)	(0.19)	(0.11)	(0.09)	-			(0.09)	$14.59	(0.72%)
Year Ended 12/31/04	$13.50	0.22	1.30	1.52	(0.23)	-	-		(0.23)	$14.79	11.33%
3/24/03(a) 12/31/03	$10.77	0.12	2.75	2.87	(0.14)	-	-	(d)	(0.14)	$13.50	26.75%

  (a)  Commencement of offering of class of shares.

  (b)  Annualized for periods less than one year.

  (c)  Not annualized for periods less than one year.

  (d)  Amount less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds42

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets: (b)
	Net assets end of period (million's)	Net expenses	Net Investment income (Loss)	Expenses without waivers reimbursements and earnings credits	Portfolio turnover rate (c)
DISCIPLINED EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$152	0.35%	1.39%	0.44%	25%
Year Ended 12/31/04	$103	0.35%	1.59%	0.55%	49%
3/24/03(a) 12/31/03	$108	0.35%	1.28%	0.54%	77%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Large Cap Funds43

JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

1. Organization

JPMorgan Trust I ("JPM I") (the "Trust") was organized on November 5, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company.

The following are the 3 separate funds of the Trust (collectively, the "Funds") covered by this report:

FUND	CLASSES OFFERED
Disciplined Equity Fund	Class A, Select Class, Institutional Class and Ultra
Growth and Income Fund	Class A, Class B, Class C, and Select Class
U.S. Equity Fund	Class A, Class B, Class C, Select Class and Institutional Class

Prior to February 19, 2005, JPMorgan Disciplined Equity Fund and JPMorgan U.S. Equity Fund were a separate series of J.P. Morgan Institutional Funds and JPMorgan Growth and Income Fund was a separate series of the JPMorgan Mutual Fund Group. On August 19, 2004, the Board of Trustees of the then existing Trusts each approved Agreements and Plans of Reorganization regarding the reorganization of each series of their respective Trust into a corresponding series of JPMorgan Mutual Fund Series ("JPMMFS").

At a special meeting of shareholders of the Funds held on January 20, 2005, and adjourned and reconvened on February 3, 2005, shareholders of each of the Funds approved the Agreement and Plan of Reorganization with respect to each respective Fund. Effective after the close of business on February 18, 2005 pursuant to the Agreement and Plan of Reorganization, the Funds were each reorganized, by means of a tax-free reorganization, as a separate series of JPMMFS.

Additionally, the shareholders of JPMMFS approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of JPMMFS as a corresponding series of JPMorgan Trust I, including those series of JPMMFS such as the Funds which became a series of JPMMFS as of February 18, 2005. Therefore, effective after the close of business on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, each Fund was reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPMorgan Trust I.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Select Class, Institutional Class, and Ultra. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Fund's prospectus.

JPMorgan U.S. Equity Large Cap Funds44

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Prior to March 18, 2005, the Growth and Income Fund had utilized a Master Feeder Fund Structure where the Fund sought to achieve its investment objectives by investing all of its investable assets in the Growth and Income Portfolio. Effective after the close of business March 18, 2005, the Fund invests directly in portfolio securities.

A. Valuation of Investments - Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the funds will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund's adviser determines that use of another valuation methodology is appropriate. The pricing services uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rate in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B. Repurchase Agreements - The Funds may enter into repurchase agreement transactions with institutions that meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

JPMorgan U.S. Equity Large Cap Funds45

JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

C. Futures Contracts - The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2005, the Funds had outstanding futures contracts as listed on their Schedules of Portfolio Investments.

D. Written Options - When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Portfolio's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Funds realize a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written. If a call option is exercised, the premium is added to the proceeds from the sale of underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

The Funds write options on securities, futures and interest rate swaps ("swaptions"). These options are settled for cash and subject the Funds to unlimited risk of loss. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of June 30, 2005, the Funds had no written options contracts outstanding.

E. Securities Lending - To generate additional income, each Fund may lend up to 331/3% of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or its instrumentalities ("U.S. government securities"). JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Funds, serves as lending agent to the Funds pursuant to a Securities Lending Agreement approved by the Board of Trustees (the "Securities Lending Agreement"). The Securities Lending Agreement was effective with respect to the Funds on October 15, 2002 and an amended and restated agreement was approved by the Board at a meeting held on August 11, 2005.

Under the Securities Lending Agreement, JPMCB acting as agent for the Funds loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Funds receive payments from borrowers equivalent to the dividends

JPMorgan U.S. Equity Large Cap Funds46

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Funds retain the interest on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. For loans secured by US government securities, the borrower pays a borrower fee to the lending agent on behalf of the Funds. The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included in the Statement of Operations as Securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to (i) .05% (0.06% prior to January 31, 2004, calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under this Lending Agreement; and (ii) .10% (0.1142% prior to January 31, 2004), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S. Securities outstanding during a given month under this Lending Agreement.

As of June 30, 2005, the following Funds had securities with the following market values on loan and received the following collateral and for the period then ended, these Funds paid the following amounts to related party affiliates (amounts in thousands):

	Lending Agent Fees Paid		Market Value of Collateral*	Market Value of Loaned Securities
Growth and Income Fund	$-	(b)	$206	$204
U.S. Equity Fund	-	(b)	97,571	96,272

  *  Includes securities and cash collateral.

  (b)  Amount rounds to less than one thousand

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Funds from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

F. Security Transactions and Investment Income - Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learns of the dividend.

JPMorgan U.S. Equity Large Cap Funds47

JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

G. Allocation of Income and Expenses - In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its class, except that each class separately bears expenses related specifically to that class, such as distribution fees.

H. Federal Income Taxes - Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

I. Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

J. Dividends and Distributions to Shareholders - Dividends from net investment income are generally declared and paid quarterly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee - Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. (the "Advisor") acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee rate for each Fund is as follows:

Investment Advisory Fee Rate (%)
Disciplined Equity Fund	0.25%
Growth and Income Fund	0.40%
U.S. Equity Fund	0.40%

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

JPMorgan U.S. Equity Large Cap Funds48

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administrative and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund's investment in an affiliated money market fund to the extent required by law.

B. Administration Fee - Effective February 19, 2005, pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator"), an indirect, wholly-owned subsidiary of JPMorgan, began providing certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding the money market funds; Investor Balanced Fund, Investor Conservative Growth Fund, Investor Growth Fund and Investor Growth & Income Fund) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

Prior to February 19, 2005, JPMCB served as the Funds' Administrator subject to the same fee agreements.

JPMCB and the Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.F.

Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS"), an indirect, wholly-owned subsidiary of JPMorgan, began serving as the Funds' sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Funds' sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

C. Distribution Fees - Effective February 19, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. ("the Distributor"), a wholly-owned subsidiary of JPMorgan, began serving as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. The distributor receives no compensation in its capacity as the Funds' underwriter.

Prior to February 19, 2005, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly-owned subsidiary of The BISYS Group, Inc., served as the Funds' exclusive underwriter. JPMFD received no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted a Distribution Plan (the "Distribution Plan") for Class A, B and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

	Distribution Fee Rate (%)
	Class A	Class B	Class C
Disciplined Equity Fund	0.25	n/a	n/a
Growth and Income Fund	0.25	0.75	0.75
U.S. Equity Fund	0.25	0.75	0.75

JPMorgan U.S. Equity Large Cap Funds49

JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A shares and the contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares and certain Class A shares for which front-end sales charges have been waived. For the period February 19, 2005 to June 30, 2005, the Distributor received the following amounts: (Amounts in thousands)

	12b-1	Front-end Sales Charges	CDSC
Disciplined Equity Fund	$1	$1	$-
Growth and Income Fund	527	116	11
U.S. Equity Fund	253	-	-

JPMFD and the Distributor waived Distribution Fees as outlined in Note 3.F.

D. Shareholder Servicing Fees - Effective February 19, 2005, the Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides account administration and personal account maintenance services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

	Shareholder Servicing Fee Rate (%)
	Class A	Class B	Class C	Select Class	Institutional Class	Ultra
Disciplined Equity Fund	0.25	n/a	n/a	0.25	0.10	-	*
Growth and Income Fund	0.25	0.25	0.25	0.25	n/a	n/a
U.S. Equity Fund	0.25	0.25	0.25	0.25	0.10	n/a

  *  Prior to February 19, 2005 shareholder servicing fees were 0.05% for the Ultra Class.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such financial intermediaries for performing such services.

Prior to February 19, 2005, JPMCB served as the Funds' Shareholder Servicing Agent. JPMCB was subject to the fee rates disclosed in the previous table.

JPMCB and the Distributor waived shareholder servicing fees as outlined in Note 3.F.

JPMorgan U.S. Equity Large Cap Funds50

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

E. Custodian and Accounting Fees - JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

F. Waivers and Reimbursements - The Advisor, Administrator and Distributor have contractually agreed to waive fees or reimburse the Funds to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed the percentages of the Funds' respective average daily net assets as shown in the table below (%):

	Class A	Class B	Class C	Select Class	Institutional Class	Ultra
Disciplined Equity Fund	0.95	n/a	n/a	0.75	0.45	0.35
Growth and Income Fund	1.30	1.80	1.80	0.90	n/a	n/a
U.S. Equity Fund	1.05	1.57	1.57	0.79	0.64	n/a

The contractual expense limitation agreements were in effect for the six months ended June 30, 2005. The expense limitation percentages in the table above are due to expire April 30, 2006.

For the six months ended June 30, 2005, the Funds' service providers waived fees and contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursement
FUND
Disciplined Equity Fund	$-	$177	$10	$187	2
Growth and Income Fund	1	-	-	1	2
U.S. Equity Fund	-	82	96	178	17

Voluntary Waivers
	Administration	Total
FUND
Disciplined Equity Fund	$30	$30
Growth and Income Fund	-	-
U.S. Equity Fund	-	-

JPMorgan U.S. Equity Large Cap Funds51

JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

G. Other - Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various Funds until distribution in accordance with the Plan.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party brokers/ dealers. For the period ended June 30, 2005, the Funds did not have any transactions with brokers/ dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Class Specific Expenses

The Funds' class specific expenses for the six months ended June 30, 2005 are as follows (amounts in thousands):

	Distribution	Shareholder Servicing	Transfer Agent*
DISCIPLINED EQUITY FUND
Class A	$2	$2	$2
Select Class	-	98	3
Institutional Class	-	163	2
Ultra	-	7	1
Total	2	270	8
GROWTH AND INCOME FUND
Class A	713	713	217
Class B	205	69	22
Class C	22	7	2
Select Class	-	2	2
Total	940	791	243
U.S. EQUITY FUND
Class A	174	174	18
Class B	139	47	8
Class C	33	11	2
Select Class	-	1,590	11
Institutional Class	-	38	2
Total	346	1,860	41

  *  Effective February 19, 2005, the Funds no longer bear class specific charges relating to Transfer Agent fees. The amount in the table above relate to the fees charged to each specific class prior to February 19, 2005.

JPMorgan U.S. Equity Large Cap Funds52

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

5. Investment Transactions

During the period ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases	Sales
FUND
Disciplined Equity Fund	$131,762	$165,959
Growth and Income Fund	635,679	121,464
U.S. Equity Fund	1,917,137	723,497

6. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows (amounts in thousands):

	Aggregate Cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net Unrealized appreciation (depreciation)
FUND
Disciplined Equity Fund	$416,944	$131,258	$(6,871)	$124,387
Growth and Income Fund	535,634	107,135	(18,954)	88,181
U.S. Equity Fund	1,717,345	342,819	(24,328)	318,491

7. Borrowings

Effective February 19, 2005, the Funds began relying upon an exemptive order ("Order") permitting the establishment and operation of an Interfund Lending Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (formerly One Group Mutual Funds) and may be relied upon by the Funds because they are investment companies in the same "group of investment companies" (as defined in Section 12(d)(1)(G) of the Investment Company Act of 1940).

In addition, effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

JPMorgan U.S. Equity Large Cap Funds53

JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

Prior to February 18, 2005, the Funds were allowed to borrow money for temporary or emergency purposes, pursuant to a Line of Credit dated April 17, 2003. This agreement enabled the Funds to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and a syndicate of banks, which permitted borrowings up to $250 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This agreement was terminated as of February 18, 2005.

The Funds had no outstanding borrowings from another fund or from the unsecured uncommitted credit facility or average borrowings for the period ended June 30, 2005.

8. Concentrations and Indemnifications

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

9. Legal Matters

On July 1, 2004, Bank One Corporation, the former corporate parent of One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation ("BOIA"), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, One Group Dealer Services, One Group Administrative Services and BOIA (renamed JPMorgan Investment Advisors Inc. effective February 19, 2005) became affiliates of both JPMIM and JPMCB. JPMDS (formerly One Group Dealer Services, Inc.) ("JPMDS") and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004. In addition, BOIA has agreed to undertakings relating to and has commenced implementation of among other things, governance and compliance initiatives.

In addition to the matters involving the SEC and NYAG, various lawsuits have been filed against BOIA, certain current trustees of the Trust(s) and certain former trustees of One Group Mutual Funds and various affiliates of BOIA, including JPMDS. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above.

JPMorgan U.S. Equity Large Cap Funds54

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

These actions seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of certain current trustees of the Trust(s) and certain former trustees of of One Group Mutual Funds, removal of the One Group Mutual Funds' investment advisers (e.g., BOIA) and distributor (i.e., JPMDS), rescission of the distribution and service plans adopted under Rule 12b-1 of the Investment Company Act of 1940, and attorneys' fees. These lawsuits are ongoing and, accordingly, an estimate of the financial impact of these actions cannot currently be made.

Any Fund identified in this report as having acquired the assets of a former One Group Mutual Fund or that was acquired by a former One Group Mutual Fund will be reimbursed for all costs associated with these matters to ensure that the Fund or its successor incurs no expenses as it relates to the matters described above. A portion of these reimbursements may be from related parties.

The settlement agreement with the NYAG requires BOIA to establish reduced "net management fee rates" for certain Funds ("Reduced Rate Funds"). "Net Management Fee Rates" means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as "Reduced Rates." The Reduced Rates will remain in place at least through June 30, 2009. To the extent that a Reduced Rate Fund merged into another Fund, the Reduced Rate will carry forward and apply with respect to the acquiring Fund. The Reduced Rate Funds included One Group Diversified Equity Fund and One Group Equity Income Fund, both of which implemented a Reduced Rate on September 27, 2004. The U.S. Equity Fund acquired all of the assets and liabilities of the One Group Diversified Equity Fund effective after the close of business on February 18, 2005.

10. Business Combinations

On August 19, 2004, the Board of Trustees of the Trusts then existing, and on August 12, 2004, the Board of Trustees of the One Group Mutual Funds, each approved management's proposal to merge One Group Diversified Equity Fund (the "Target Fund") into JPMorgan U.S. Equity Fund (the "Acquiring Fund").

After shareholder approval was obtained, the merger was effective after the close of business February 18, 2005. The Acquiring Fund acquired all of the assets and liabilities of the corresponding Target Fund as shown in the table below. The merger transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to the Agreement and Plan of reorganization, shareholders of the Target Fund received a number of shares of the corresponding class in the corresponding Acquiring Fund with a value equal to their holdings in the Target Fund as of the close of business on date of the reorganization.

JPMorgan U.S. Equity Large Cap Funds55

JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation immediately before and after the reorganization (amounts in thousands, except per share amounts):

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation
TARGET FUND
One Group Diversified Equity Fund				$255,067
Class A	11,506	$136,622	$11.87
Class B	2,016	$22,989	$11.41
Class C	660	$7,589	$11.49
Select Class	122,504	$1,460,091	$11.92
ACQUIRING FUND
JPMorgan U.S. Equity Fund				$98,209
Class A	4,847	$52,454	$10.82
Class B	2,175	$23,342	$10.73
Class C	395	$4,232	$10.73
Select Class	30,754	$332,433	$10.81
Institutional Class	5,874	$63,502	$10.81
POST REORGANIZATION
JPMorgan U.S. Equity Fund				$353,276
Class A	17,469	$189,076	$10.82
Class B	4,319	$46,331	$10.73
Class C	1,101	$11,821	$10.73
Select Class	165,838	$1,792,524	$10.81
Institutional Class	5,874	$63,502	$10.81

JPMorgan U.S. Equity Large Cap Funds56

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

11. Reorganization

Prior to March 18, 2005, the Growth and Income Fund had utilized a Master Feeder Fund structure where the Fund sought to achieve its investment objectives by investing all of its investable assets in the Growth and Income Portfolio. Effective after the close of business on March 18, 2005, Growth and Income Fund withdrew its assets from Growth and Income Portfolio by means of a redemption-in-kind and now the Fund invests directly in portfolio securities.

Below is the Statement of Operations for the Growth and Income Portfolio for the period from January 1, 2005 through March 18, 2005.

(Amounts in thousands)
INVESTMENT INCOME
Dividend income	$2,525
Interest income	60
Foreign tax withholding	(3)
Total investment income	2582
EXPENSES
Investment advisory fees	$569
Administration fees	71
Custodian fees	12
Professional fees	14
Other	4
Total expenses	670
Net investment income	1,912
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on transactions from investments	$21,124
Change in net unrealized gain (loss) on investments	(30,987)
Net realized\unrealized gains (losses) on investments	(9,863)
Change in net assets resulting from operations	(7,951)

Below is a summary of the fund level expenses for the Growth and Income Fund for the period from January 1, 2005 through March 18, 2005.

Administration fees	$117
Custodian fees	10
Professional fees	7
Other	4
Total fund expenses	138

JPMorgan U.S. Equity Large Cap Funds57

JPMorgan Funds

TRUSTEES

Name (Year of Birth); Positions With the Trust (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex

Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; Vice President & Treasurer of Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	114		None.

Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President & Chief Executive Officer, Eastern Sales Bankcard (1971-1988).	114		Director, Janel Hydro, Inc. (automotive) (1993-present).

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998	President and Chief Executive Officer of Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979-present).	113	*	Director, Cardinal Health, Inc (CAH) (1994-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor of the City University of New York (1999–present); President, Adelphi University (New York) (1998-1999).	114		Trustee of Bronx-Lebanon Hospital Center (1992-present); Director of New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000-present); Director of Lincoln Center Institute for the Arts in Education (1999-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President - Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	114		Director of Providian Financial Corp. (banking) (2002-present).

Peter C. Marshall (1942); Trustee of Trust since 2005. Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000-2002); President, DCI Marketing, Inc. (1992-2000).	113	*	None.

Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999	Vice President of Administration and Planning, Northwestern University (1985-present).	113	*	Director, Mather LifeWays (1994-present); Director, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985- 2001).	114		Director of Radio Shack Corporation (electronics) (1987-present); Director of The National Football Foundation and College Hall of Fame (1994-present); Trustee of the Berklee College of Music (1998-present); Trustee of the Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002-present); President, Kenyon College (1995-2002).	113	*	Director, American University in Cairo.

JPMorgan U.S. Equity Large Cap Funds58

SEMI-ANNUAL REPORT JUNE 30

2005

TRUSTEES

Name (Year of Birth); Positions With the Trust (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex

Independent Trustees (continued)

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman of Lumelite Corporation (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer of Lumelite Corporation (1985-2002).	114		Trustee of Morgan Stanley Funds (209 portfolios) (1995-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1990.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2002-present); Investment Officer, Wabash College (2004-present); self-employed consultant (January 2000-present); Director of Investments, Eli Lilly and Company (1988-1999).	113	*	Director, AMS Group (2001-present); Director, Wabash College (1988-present); Trustee, Seabury-Western Theological Seminary (1993-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	114		None.

Interested Trustee

Leonard M. Spalding, Jr.** (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer of Chase Mutual Funds (investment company) (1989-1998); President & Chief Executive Officer of Vista Capital Management (investment management) (1990-1998); Chief Investment Executive of Chase Manhattan Private Bank (investment management) (1990-1998).	114	None.

  (1)  A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves includes nine registered investment companies (114 funds) as of August 29, 2005.

  *  This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.

  **  Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMorgan U.S. Equity Large Cap Funds59

JPMorgan Funds

OFFICERS

Name (Year of Birth), Positions Held With the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)	Managing Director of JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President (2005)*	Director and Vice President of JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was Vice President of Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining JPMorgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2005)	Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration – Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial's asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005;Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004-2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*	Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc).

Ellen W. O'Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O'Brien has served in this capacity since joining the firm in 1991.

Suzanne E. Cioffi (1967), Assistant Treasurer (2005)	Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

JPMorgan U.S. Equity Large Cap Funds60

SEMI-ANNUAL REPORT JUNE 30

2005

OFFICERS

Name (Year of Birth), Positions Held With the Trust (Since)	Principal Occupations During Past 5 Years
Christopher D. Walsh (1965), Assistant Treasurer (2005)	Vice President, JPMorgan Funds Management, Inc. Mr. Walsh has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual Fund Administration at Prudential Investments from 1996 to 2000.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

  *  The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

  **  The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA 02108.

JPMorgan U.S. Equity Large Cap Funds61

JPMorgan Funds

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

JPMorgan U.S. Equity Large Cap Funds62

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

(Unaudited)

	Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period January 1, to June 30, 2005	Annualized Expense Ratio
DISCIPLINED EQUITY FUND
Class A
Actual	$1,000	$990	$4.34	0.88%
Hypothetical	$1,000	$1,020	$4.41	0.88%
Select Class
Actual	$1,000	$992	$3.01	0.61%
Hypothetical	$1,000	$1,022	$3.06	0.61%
Institutional Class
Actual	$1,000	$993	$2.22	0.45%
Hypothetical	$1,000	$1,023	$2.26	0.45%
Ultra
Actual	$1,000	$993	$1.73	0.35%
Hypothetical	$1,000	$1,023	$1.76	0.35%
GROWTH AND INCOME FUND
Class A
Actual	$1,000	$1,002	$6.20	1.25%
Hypothetical	$1,000	$1,019	$6.26	1.25%
Class B
Actual	$1,000	$1,000	$8.73	1.76%
Hypothetical	$1,000	$1,016	$8.80	1.76%
Class C
Actual	$1,000	$1,000	$8.68	1.75%
Hypothetical	$1,000	$1,016	$8.75	1.75%
Select Class
Actual	$1,000	$1,004	$4.47	0.90%
Hypothetical	$1,000	$1,020	$4.51	0.90%

JPMorgan U.S. Equity Large Cap Funds63

JPMorgan Funds

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

(Unaudited)

	Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period January 1, to June 30, 2005	Annualized Expense Ratio
U.S. EQUITY FUND
Class A
Actual	$1,000	$978	$5.10	1.04%
Hypothetical	$1,000	$1,020	$5.21	1.04%
Class B
Actual	$1,000	$976	$7.74	1.58%
Hypothetical	$1,000	$1,017	$7.90	1.58%
Class C
Actual	$1,000	$976	$7.69	1.57%
Hypothetical	$1,000	$1,017	$7.85	1.57%
Select Class
Actual	$1,000	$980	$3.83	0.78%
Hypothetical	$1,000	$1,021	$3.83	0.78%
Institutional Class
Actual	$1,000	$981	$3.14	0.64%
Hypothetical	$1,000	$1,022	$3.21	0.64%

JPMorgan U.S. Equity Large Cap Funds64

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

Contact JPMorgan Funds Service Center at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Funds' website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PRSRT STD

U.S. POSTAGE

PAID

PERMIT 2891

KANSAS CITY, MO

SAN-LCE-605

JPMorgan Funds Fulfillment Center
6112 W. 73rd Street
Bedford Park, IL 60638

© J.P. Morgan Chase & Co., 2005 All rights reserved. August 2005.

SEMI-ANNUAL REPORT
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

JPMorgan Funds

Intrepid

Funds

Intrepid America Fund

Intrepid Contrarian Fund

Intrepid Growth Fund

Intrepid Value Fund

CONTENTS

President's Letter	1

Fund Information: Intrepid America Fund	3

Intrepid Contrarian Fund	5

Intrepid Growth Fund	7

Intrepid Value Fund	9

Schedules of Portfolio Investments	11

Financial Statements	32

Financial Highlights	40

Notes to Financial Statements	44

Trustees	52

Officers	54

Schedule of Shareholder Expenses	55

HIGHLIGHTS

•  U.S. equities experienced volatility over the six-month period.

•  Interest rate increases and rising oil prices were mainstays in economic news.

•  Investors felt more encouraged about the FOMC tightening cycle toward the end of the period.

•  Mid- and small-capitalization stocks were positive as opposed to their large-capitalization counterparts.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Intrepid Funds

President's Letter  July 11, 2005

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Intrepid Funds. Inside, you'll find information detailing the performance of the Funds for the six months ended June 30, 2005.

Markets wrestle with volatility

U.S. equities experienced volatility over the period - particularly in the first quarter of 2005 - due primarily to concerns about inflation and economic growth. Even as employment gains, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25-basis point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst - to keep inflation under control, and to discourage speculative risk taking. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered their share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

Index performance

The markets showed an erratic ebb and flow during the period. Major large-capitalization stock indexes were negative for the six-month period, with many small- and mid-capitalization stock indexes reporting positive returns. Mid-capitalization stocks were the clear winners, as the Russell Mid Cap Index returned 3.92%. In addition, small-capitalization stocks made modest gains, with the Russell 2500 Index up 1.24% for the period. Large-capitalization stocks disappointed, as indicated by the S&P 500 Index, which reported a negative 0.81% for the six-month period.

Outlook

As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as obstacles to the economy's progress. However, the weakness in manufacturing appears to be losing steam and showing signs of an impending rebound. Moreover, inflation reports have been much more benign than we expected. We believe that the FOMC will continue on its tightening cycle until evidence of a more decisive slowdown presents itself.

On behalf of us all at JPMorgan Asset Management, thank you for your business. We appreciate the trust you have placed in us, and look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

JPMorgan Intrepid America Fund

As of June 30, 2005

Composition of Total Net Assets

Financials (21.4%)
Health Care (13.8%)
Information Technology (12.6%)
Energy (11.1%)
Industrials (10.6%)
Consumer Discretionary (10.0%)
Consumer Staples (5.9%)
Utilities (5.9%)
Materials (3.7%)
Short-Term Investments (3.7%)
Telecommunication Services (3.6%)

Top Ten Equity Holdings of the Portfolio

1.	Exxon Mobil Corp. (2.7%)
2.	Bank of America Corp. (2.4%)
3.	Johnson & Johnson (2.4%)
4.	Altria Group, Inc. (2.1%)
5.	Intel Corp. (2.0%)
6.	Verizon Communications, Inc. (1.7%)
7.	Wachovia Corp. (1.6%)
8.	Merck & Co., Inc. (1.5%)
9.	UnitedHealth Group, Inc. (1.5%)
10.	American Express Co. (1.5%)

Top 10 equity holdings comprised 19.4% of the Portfolio's Net Assets ($1,277,751,427). As of June 30, 2005 the Fund held 141 equity holdings. Portfolio holdings are subject to change at any time.

Total Returns as of June 30, 2005

			Average Annual Total Returns
	INCEPTION DATE	6 MONTHS	1 YEAR	SINCE INCEPTION (2/28/03)
Class A	2/18/05
Without Sales Charge		2.37%	13.65%	23.11%
With Sales Charge*		(3.01%)	7.70%	20.30%
Class C	2/18/05
Without CDSC		2.15%	13.40%	22.99%
With CDSC**		1.15%	12.40%	22.99%
Select Class	2/28/03	2.42%	13.70%	23.13%

Returns for Class A Shares and Class C Shares prior to 2/18/05 (inception date of Class A Shares and Class C Shares) are calculated using the historical expenses of the Select Class Shares, which are lower than the expenses of Class A Shares and Class C Shares.

*  Sales Charge for Class A Shares is 5.25%.

**  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

(Unaudited)

JPMorgan Intrepid America Fund

As of June 30, 2005

Life of Fund Performance (2/28/03 to 6/30/05)

Source: Lipper, Inc.

The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 02/28/03.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intrepid America Fund, Russell 1000 Index, and Lipper Large-Cap Core Funds Index from February 28, 2003 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Index is an unmanaged, capitalization weighted price only index, which is comprimised of 1000 of the largest companies (on the basis of capitalization) in the Russell 3000 Index. The Lipper Large-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

(Unaudited)

JPMorgan Intrepid Contrarian Fund

As of June 30, 2005

Composition of Total Net Assets

Financials (20.6%)
Information Technology (15.6%)
Health Care (15.4%)
Consumer Discretionary (11.5%)
Industrials (10.2%)
Consumer Staples (8.7%)
Energy (7.5%)
Telecommunication Services (4.0%)
Utilities (2.4%)
Materials (2.3%)
Short-Term Investments (1.8%)

Top Ten Equity Holdings of the Portfolio

1.	Transkaryotic Therapies, Inc. (1.6%)
2.	Wyeth (1.5%)
3.	UST, Inc. (1.5%)
4.	A.G. Edwards, Inc. (1.5%)
5.	Abbott Laboratories (1.5%)
6.	AmeriCredit Corp. (1.5%)
7.	Johnson & Johnson (1.4%)
8, Loews Corp. - Carolina Group (1.4%)
9.	Barr Pharmaceuticals, Inc. (1.3%)
10.	First Horizon Pharmaceutical Corp. (1.2%)

Top 10 equity holdings comprised 14.4% of the Portfolio's Net Assets ($20,764,827). As of June 30, 2005 the Fund held 130 equity holdings. Portfolio holdings are subject to change at any time.

Total Returns as of June 30, 2005

			Average Annual Total Returns
	INCEPTION DATE	6 MONTHS	1 YEAR	SINCE INCEPTION (2/28/03)
Class A	2/18/05
Without Sales Charge		0.90%	11.30%	23.67%
With Sales Charge*		(4.40%)	5.47%	20.85%
Class C	2/18/05
Without CDSC		0.69%	11.06%	23.56%
With CDSC**		(0.31%)	10.06%	23.56%
Select Class	2/28/03	0.99%	11.39%	23.72%

Returns for Class A Shares and Class C Shares prior to 2/18/05 (inception date of Class A Shares and Class C Shares) are calculated using the historical expenses of the Select Class Shares, which are lower than the expenses of Class A Shares and Class C Shares.

*  Sales Charge for Class A Shares is 5.25%.

**  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

(Unaudited)

JPMorgan Intrepid Contrarian Fund

As of June 30, 2005

Life of Fund Performance (2/28/03 to 6/30/05)

Source: Lipper, Inc.

The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 02/28/03.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intrepid Contrarian Fund, Russell 3000 Index, and Lipper Multi-Cap Core Funds Index from February 28, 2003 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 3000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 3000 of the largest U.S. companies based on total market capitalization. The Lipper Multi-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

(Unaudited)

JPMorgan Intrepid Growth Fund

As of June 30, 2005

Composition of Total Net Assets

Information Technology (19.9%)
Health Care (18.2%)
Short-Term Investments (18.1%)
Industrials (13.3%)
Consumer Discretionary (13.0%)
Consumer Staples (7.2%)
Financials (6.9%)
Energy (6.7%)
Materials (2.1%)
Utilities (2.1%)
Telecommunication Services (0.9%)

Top Ten Equity Holdings of the Portfolio

1.	Intel Corp. (2.6%)
2.	Johnson & Johnson (2.5%)
3.	UnitedHealth Group, Inc. (1.9%)
4.	Boeing Co. (1.8%)
5.	Altria Group, Inc. (1.7%)
6.	Oracle Corp. (1.7%)
7.	Genentech, Inc. (1.5%)
8.	Dell, Inc. (1.5%)
9.	Motorola, Inc. (1.4%)
10.	Caterpillar, Inc. (1.4%)

Top 10 equity holdings comprised 18.0% of the Portfolio's Net Assets ($104,447,210). As of June 30, 2005 the Fund held 153 equity holdings. Portfolio holdings are subject to change at any time.

Total Returns as of June 30, 2005

			Average Annual Total Returns
	INCEPTION DATE	6 MONTHS	1 YEAR	SINCE INCEPTION (2/28/03)
Class A	2/18/05
Without Sales Charge		0.63%	7.58%	19.40%
With Sales Charge*		(4.67%)	1.94%	16.68%
Class C	2/18/05
Without CDSC		0.47%	7.41%	19.32%
With CDSC**		(0.53%)	6.47%	19.32%
Select Class	2/28/03	0.73%	7.69%	19.45%

Returns for Class A Shares and Class C Shares prior to 2/18/05 (inception date of Class A Shares and Class C Shares) are calculated using the historical expenses of the Select Class Shares, which are lower than the expenses of Class A Shares and Class C Shares.

*  Sales Charge for Class A Shares is 5.25%.

**  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

(Unaudited)

JPMorgan Intrepid Growth Fund

As of June 30, 2005

Life of Fund Performance (2/28/03 to 6/30/05)

Source: Lipper, Inc.

The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 02/28/03.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intrepid Growth Fund, Russell 1000 Growth Index, and Lipper Large-Cap Growth Funds Index from February 28, 2003 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Growth Index is an unmanaged, capitalization weighted price only index, which is comprised of 1000 of the largest companies (on the basis of capitalization) in the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with the highest price to book ratios and highest forecasted growth values. The Lipper Large-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

(Unaudited)

JPMorgan Intrepid Value Fund

As of June 30, 2005

Composition of Total Net Assets

Financials (33.9%)
Energy (14.4%)
Consumer Discretionary (9.5%)
Industrials (7.5%)
Health Care (7.1%)
Utilities (6.7%)
Telecommunication Services (6.0%)
Consumer Staples (5.1%)
Information Technology (4.7%)
Materials (3.9%)
Short-Term Investments (1.5%)

Top Ten Equity Holdings of the Portfolio

1.	Bank of America Corp. (3.8%)
2.	Chevron Corp. (2.8%)
3.	Altria Group, Inc. (2.2%)
4.	ConocoPhillips (2.1%)
5.	Verizon Communications, Inc. (1.9%)
6.	Wachovia Corp. (1.8%)
7.	Merck & Co., Inc. (1.8%)
8.	Exelon Corp. (1.6%)
9.	Allstate Corp. (The) (1.6%)
10.	Freddie Mac (1.6%)

Top 10 equity holdings comprised 21.2% of the Portfolio's Net Assets ($24,906,720). As of June 30, 2005 the Fund held 157 equity holdings. Portfolio holdings are subject to change at any time.

Total Returns as of June 30, 2005

			Average Annual Total Returns
	INCEPTION DATE	6 MONTHS	1 YEAR	SINCE INCEPTION (2/28/03)
Class A	2/18/05
Without Sales Charge		3.14%	16.70%	25.32%
With Sales Charge*		(2.28%)	10.56%	22.46%
Class C	2/18/05
Without CDSC		2.95%	16.48%	25.22%
With CDSC**		1.95%	15.48%	25.22%
Select Class	2/28/03	3.28%	16.86%	25.40%

Returns for Class A Shares and Class C Shares prior to 2/18/05 (inception date of Class A Shares and Class C Shares) are calculated using the historical expenses of the Select Class Shares, which are lower than the expenses of Class A Shares and Class C Shares.

*  Sales Charge for Class A Shares is 5.25%.

**  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

(Unaudited)

JPMorgan Intrepid Value Fund

As of June 30, 2005

Life of Fund Performance (2/28/03 to 6/30/05)

Source: Lipper, Inc.

The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 02/28/03.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intrepid Value Fund, Russell 1000 Value Index, and Lipper Large-Cap Value Funds Index from February 28, 2003 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Value Index is an unmanaged, capitalization weighted price only index, which is comprised of 1000 of the largest companies (on the basis of capitalization) in the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values. The Lipper Large-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

(Unaudited)

JPMorgan Intrepid America Fund

Schedule of Portfolio Investments

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - 98.6%
	Common Stocks - 98.6%
	Aerospace & Defense - 4.6%
132,900	General Dynamics Corp.	$14,557,866
234,700	Lockheed Martin Corp.	15,224,989
261,800	Northrop Grumman Corp.	14,464,450
367,800	Raytheon Co.	14,388,336
		58,635,641
	Auto Components - 0.3%
249,200	Goodyear Tire & Rubber Co. (The) (a)	3,713,080
	Beverages - 0.3%
141,800	PepsiAmericas, Inc.	3,638,588
	Biotechnology - 0.9%
251,100	Gilead Sciences, Inc. (a)	11,045,889
	Building Products - 1.3%
392,400	Masco Corp.	12,462,624
87,600	USG Corp. (a)	3,723,000
		16,185,624
	Capital Markets - 2.4%
57,300	Affiliated Managers Group, Inc. (a)	3,915,309
178,800	Franklin Resources, Inc.	13,764,024
133,600	Lehman Brothers Holdings, Inc.	13,263,808
		30,943,141
	Chemicals - 2.4%
355,500	Dow Chemical Co. (The)	15,830,415
67,600	Eastman Chemical Co.	3,728,140
176,500	Monsanto Co.	11,096,555
		30,655,110
	Commercial Banks - 4.0%
673,900	Bank of America Corp.	30,736,579
411,400	Wachovia Corp.	20,405,440
		51,142,019
	Commercial Services & Supplies - 0.5%
274,600	Cendant Corp.	6,142,802
	Communications Equipment - 1.3%
930,700	Motorola, Inc.	16,994,582
	Computers & Peripherals - 2.2%
433,600	Apple Computer, Inc. (a)	15,960,816
375,500	Hewlett-Packard Co.	8,828,005
262,000	Western Digital Corp. (a)	3,516,040
		28,304,861
	Consumer Finance - 3.8%
349,500	American Express Co.	18,603,885
141,100	AmeriCredit Corp. (a)	3,598,050
198,600	Capital One Financial Corp.	15,889,986
114,300	Nelnet, Inc., Class A (a)	3,802,761
202,100	Providian Financial Corp. (a)	3,563,023
70,800	WFS Financial, Inc. (a)	3,590,268
		49,047,973

See notes to financial statements.

JPMorgan Intrepid America Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - Continued
	Diversified Financial Services - 0.3%
89,200	CIT Group, Inc.	$3,832,924
	Diversified Telecommunication Services - 3.6%
126,700	Alltel Corp.	7,890,876
644,000	Sprint Corp.	16,157,960
642,000	Verizon Communications, Inc.	22,181,100
		46,229,936
	Electric Utilities - 3.5%
317,700	Exelon Corp.	16,307,541
324,000	FPL Group, Inc.	13,627,440
176,600	TXU Corp.	14,673,694
		44,608,675
	Electronic Equipment & Instruments - 0.3%
127,500	Arrow Electronics, Inc. (a)	3,462,900
	Food Products - 1.2%
555,800	Archer-Daniels-Midland Co.	11,883,004
110,600	Pilgrim's Pride Corp., Class B	3,774,778
		15,657,782
	Gas Utilities - 0.3%
141,400	UGI Corp.	3,945,060
	Health Care Providers & Services - 7.2%
180,200	Aetna, Inc.	14,924,164
334,600	Caremark Rx, Inc. (a)	14,896,392
35,100	CIGNA Corp.	3,756,753
50,450	Coventry Health Care, Inc. (a)	3,569,337
263,900	HCA, Inc.	14,955,213
366,868	UnitedHealth Group, Inc.	19,128,498
60,400	Universal Health Services, Inc., Class B	3,755,672
243,100	WellPoint, Inc. (a)	16,929,484
		91,915,513
	Hotels, Restaurants & Leisure - 1.5%
107,600	Darden Restaurants, Inc.	3,548,648
426,200	McDonald's Corp.	11,827,050
108,000	Penn National Gaming, Inc. (a)	3,942,000
		19,317,698
	Household Durables - 3.0%
40,500	Black & Decker Corp.	3,638,925
58,400	Hovnanian Enterprises, Inc. (a)	3,807,680
62,900	KB Home	4,794,867
60,300	Lennar Corp., Class A	3,826,035
46,600	MDC Holdings, Inc.	3,832,850
47,500	Meritage Homes Corp. (a)	3,776,250
4,500	NVR, Inc. (a)	3,645,000
50,700	Ryland Group, Inc.	3,846,609
43,400	Standard-Pacific Corp.	3,817,030
40,100	Toll Brothers, Inc. (a)	4,072,155
		39,057,401

See notes to financial statements.

JPMorgan Intrepid America Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - Continued
	Household Products - 1.5%
100,900	Church & Dwight Co., Inc.	$3,652,580
60,900	Energizer Holdings, Inc. (a)	3,786,153
191,000	Kimberly-Clark Corp.	11,954,690
		19,393,423
	Insurance - 4.8%
211,700	Allstate Corp. (The)	12,649,075
159,300	Chubb Corp.	13,637,673
79,200	Hartford Financial Services Group, Inc.	5,922,576
316,200	Metlife, Inc.	14,210,028
225,300	Prudential Financial, Inc.	14,793,198
		61,212,550
	Internet Software & Services - 0.6%
429,200	EarthLink, Inc. (a)	3,716,872
130,700	McAfee, Inc. (a)	3,421,726
		7,138,598
	IT Services - 1.0%
99,000	Alliance Data Systems Corp. (a)	4,015,440
76,200	CACI International, Inc., Class A (a)	4,812,792
77,900	Computer Sciences Corp. (a)	3,404,230
		12,232,462
	Machinery - 2.6%
154,500	Caterpillar, Inc.	14,725,395
49,700	Cummins, Inc.	3,708,117
49,900	Ingersoll-Rand Co., Ltd. (Bermuda), Class A	3,560,365
80,500	Kennametal, Inc.	3,690,925
94,100	Terex Corp. (a)	3,707,540
91,900	Toro Co.	3,548,259
		32,940,601
	Media - 1.9%
151,700	McGraw-Hill Cos., Inc. (The)	6,712,725
174,900	Omnicom Group, Inc.	13,967,514
57,200	R.H. Donnelly Corp. (a)	3,545,256
		24,225,495
	Metals & Mining - 1.1%
542,900	AK Steel Holding Corp. (a)	3,479,989
74,500	Nucor Corp.	3,398,690
36,900	Phelps Dodge Corp.	3,413,250
99,700	United States Steel Corp.	3,426,689
		13,718,618
	Multi-Utilities - 2.1%
248,600	CMS Energy Corp. (a)	3,743,916
522,100	Duke Energy Corp.	15,522,033
113,400	ONEOK, Inc.	3,702,510
88,300	Sempra Energy	3,647,673
		26,616,132
	Multiline Retail - 0.6%
51,500	Federated Department Stores, Inc.	3,773,920
57,100	Nordstrom, Inc.	3,881,087
		7,655,007
	Office Electronics - 0.8%
771,100	Xerox Corp. (a)	10,633,469

See notes to financial statements.

JPMorgan Intrepid America Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - Continued
	Oil, Gas & Consumable Fuels - 11.1%
265,000	Burlington Resources, Inc.	$14,638,600
280,800	Chevron Corp.	15,702,336
259,200	ConocoPhillips	14,901,408
299,400	Devon Energy Corp.	15,173,592
596,200	Exxon Mobil Corp.	34,263,614
204,000	Occidental Petroleum Corp.	15,693,720
32,100	Sunoco, Inc.	3,649,128
80,300	Tesoro Corp.	3,735,556
134,100	Unocal Corp.	8,723,205
190,600	Valero Energy Corp.	15,078,366
		141,559,525
	Paper & Forest Products - 0.3%
145,900	Louisiana-Pacific Corp.	3,586,222
	Pharmaceuticals - 5.7%
64,600	Barr Pharmaceuticals, Inc. (a)	3,148,604
470,200	Johnson & Johnson	30,563,000
62,200	Kos Pharmaceuticals, Inc. (a)	4,074,100
637,400	Merck & Co., Inc.	19,631,920
347,600	Wyeth	15,468,200
		72,885,824
	Real Estate - 2.5%
78,300	CBL & Associates Properties, Inc. (REIT)	3,372,381
87,100	General Growth Properties, Inc. (REIT)	3,578,939
191,700	Simon Property Group, Inc. (REIT)	13,896,333
55,100	SL Green Realty Corp. (REIT)	3,553,950
183,500	Trizec Properties, Inc. (REIT)	3,774,595
125,500	Ventas, Inc. (REIT)	3,790,100
		31,966,298
	Road & Rail - 1.7%
308,300	Burlington Northern Santa Fe Corp.	14,514,764
111,400	Norfolk Southern Corp.	3,448,944
74,200	Yellow Roadway Corp. (a)	3,769,360
		21,733,068
	Semiconductors & Semiconductor Equipment - 2.9%
160,900	Freescale Semiconductor, Inc., Class B (a)	3,407,862
993,800	Intel Corp.	25,898,428
117,500	Lam Research Corp. (a)	3,400,450
264,500	MEMC Electronic Materials, Inc. (a)	4,171,165
		36,877,905
	Software - 3.5%
312,000	Adobe Systems, Inc.	8,929,440
1,363,700	Oracle Corp. (a)	18,000,840
558,600	Parametric Technology Corp. (a)	3,563,868
204,500	Sybase, Inc. (a)	3,752,575
513,800	Symantec Corp. (a)	11,170,012
		45,416,735
	Specialty Retail - 1.5%
57,200	Abercrombie & Fitch Co.	3,929,640
117,700	American Eagle Outfitters, Inc.	3,607,505
181,300	Autonation, Inc. (a)	3,720,276

See notes to financial statements.

JPMorgan Intrepid America Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - Continued
	Specialty Retail - Continued
99,100	Barnes & Noble, Inc. (a)	$3,845,080
80,400	Sherwin-Williams Co. (The)	3,786,036
		18,888,537
	Textiles, Apparel & Luxury Goods - 1.1%
124,200	Nike, Inc., Class B	10,755,720
62,900	V.F. Corp.	3,599,138
		14,354,858
	Thrifts & Mortgage Finance - 3.5%
389,500	Countrywide Financial Corp.	15,038,595
220,900	Golden West Financial Corp.	14,221,542
389,100	Washington Mutual, Inc.	15,832,479
		45,092,616
	Tobacco - 2.9%
408,000	Altria Group, Inc.	26,381,280
111,200	Loews Corp. - Carolina Group	3,705,184
42,300	Reynolds American, Inc.	3,333,240
77,500	UST, Inc.	3,538,650
		36,958,354
	Total Long Term Investments (Cost $1,182,739,527)	1,259,563,496
	Short-Term Investment - 3.7%
	Investment Company - 3.7%
47,606,293	JPMorgan Prime Money Market Fund (b) (m) (Cost $47,606,293)	47,606,293
	Total Investments - 102.3%	$1,307,169,789
	(Cost $1,230,345,820)
	Liabilities in excess of other assets - (2.3)%	(29,418,362)
	NET ASSETS - 100.0%	$1,277,751,427
	Percentages indicated are based on net assets.

See notes to financial statements.

JPMorgan Intrepid Contrarian Fund

Schedule of Portfolio Investments

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - 98.2%
	Common Stocks - 98.2%
	Aerospace & Defense - 2.5%
1,750	General Dynamics Corp.	$191,695
3,400	Lockheed Martin Corp.	220,558
2,900	Raytheon Co.	113,448
		525,701
	Air Freight & Logistics - 0.5%
2,200	CNF, Inc.	98,780
	Airlines - 0.5%
3,450	Alaska Air Group, Inc. (a)	102,638
	Auto Components - 0.4%
5,700	Goodyear Tire & Rubber Co. (The) (a)	84,930
	Biotechnology - 1.6%
8,850	Transkaryotic Therapies, Inc. (a)	323,733
	Building Products - 1.0%
6,700	Masco Corp.	212,792
	Capital Markets - 3.1%
6,800	A.G. Edwards, Inc.	307,020
11,200	E*Trade Financial Corp. (a)	156,688
8,700	Investment Technology Group, Inc. (a)	182,874
		646,582
	Chemicals - 1.5%
1,800	Eastman Chemical Co.	99,270
1,900	FMC Corp. (a)	106,666
7,000	Hercules, Inc. (a)	99,050
		304,986
	Commercial Banks - 3.7%
6,550	AmSouth Bancorp	170,300
3,214	Bank of America Corp.	146,591
3,200	Comerica, Inc.	184,960
5,200	Keycorp	172,380
1,900	Wachovia Corp.	94,240
		768,471
	Commercial Services & Supplies - 1.9%
2,000	Deluxe Corp.	81,200
1,300	Dun & Bradstreet Corp. (a)	80,145
2,300	Equifax, Inc.	82,133
1,200	H&R Block, Inc.	70,020
2,150	John H. Harland Co.	81,700
		395,198
	Communications Equipment - 2.3%
12,900	Emulex Corp. (a)	235,554
13,250	Motorola, Inc.	241,945
		477,499
	Computers & Peripherals - 1.1%
7,100	QLogic Corp. (a)	219,177

See notes to financial statements.

JPMorgan Intrepid Contrarian Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - Continued
	Construction & Engineering - 1.2%
11,350	Shaw Group, Inc. (The) (a)	$244,139
	Consumer Finance - 4.2%
11,950	AmeriCredit Corp. (a)	304,725
2,650	Capital One Financial Corp.	212,026
4,900	CompuCredit Corp. (a)	167,972
10,950	Providian Financial Corp. (a)	193,049
		877,772
	Containers & Packaging - 0.5%
6,800	Crown Holdings, Inc. (a)	96,764
	Diversified Telecommunication Services - 4.0%
9,650	AT&T Corp.	183,736
5,100	Commonwealth Telephone Enterprises, Inc.	213,741
9,600	SBC Communications, Inc.	228,000
6,050	Verizon Communications, Inc.	209,027
		834,504
	Electric Utilities - 1.2%
3,200	Edison International	129,760
1,550	TXU Corp.	128,790
		258,550
	Electronic Equipment & Instruments - 0.9%
1,900	Coherent, Inc. (a)	68,419
8,150	Ingram Micro, Inc., Class A (a)	127,629
		196,048
	Food & Staples Retailing - 2.8%
5,700	Longs Drug Stores Corp.	245,385
6,650	Ruddick Corp.	169,775
5,300	SUPERVALU, Inc.	172,833
		587,993
	Health Care Providers & Services - 6.2%
1,500	Aetna, Inc.	124,230
9,700	Beverly Enterprises, Inc. (a)	123,578
1,250	CIGNA Corp.	133,787
2,200	HCA, Inc.	124,674
3,600	Health Net, Inc. (a)	137,376
3,550	Humana, Inc. (a)	141,077
3,700	Kindred Healthcare, Inc. (a)	146,557
2,300	Laboratory Corp. of America Holdings (a)	114,770
2,800	Lincare Holdings, Inc. (a)	114,352
1,900	Universal Health Services, Inc., Class B	118,142
		1,278,543
	Hotels, Restaurants & Leisure - 1.7%
1,900	Argosy Gaming Co. (a)	88,559
5,800	CKE Restaurants, Inc.	80,736
2,800	Darden Restaurants, Inc.	92,344
3,300	Vail Resorts, Inc. (a)	92,730
		354,369
	Household Durables - 0.4%
1,050	Black & Decker Corp.	94,343

See notes to financial statements.

JPMorgan Intrepid Contrarian Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - Continued
	Household Products - 0.6%
2,500	Colgate-Palmolive Co.	$124,775
	Industrial Conglomerates - 2.1%
3,800	Teleflex, Inc.	225,606
2,700	Textron, Inc.	204,795
		430,401
	Insurance - 2.7%
2,250	Allstate Corp. (The)	134,438
2,800	AmerUs Group Co.	134,540
5,350	Genworth Financial, Inc., Class A	161,730
1,700	Loews Corp.	131,750
		562,458
	Internet Software & Services - 1.4%
15,250	EarthLink, Inc. (a)	132,065
6,100	McAfee, Inc. (a)	159,698
		291,763
	IT Services - 2.0%
3,050	Computer Sciences Corp. (a)	133,285
12,100	Perot Systems Corp., Class A (a)	172,062
6,050	Sabre Holdings Corp., Class A	120,698
		426,045
	Media - 4.8%
6,650	Catalina Marketing Corp.	168,976
3,400	Pixar (a)	170,170
5,000	ProQuest Co. (a)	163,950
9,200	Reader's Digest Association, Inc. (Non-voting)	151,800
9,200	Regal Entertainment Group, Class A	173,696
4,350	Scholastic Corp. (a)	167,693
		996,285
	Metals & Mining - 0.4%
11,800	AK Steel Holding Corp. (a)	75,638
	Multi-Utilities - 1.1%
3,900	Duke Energy Corp.	115,947
2,850	Sempra Energy	117,734
		233,681
	Multiline Retail - 0.8%
2,200	Federated Department Stores, Inc.	161,216
	Office Electronics - 0.9%
13,500	Xerox Corp. (a)	186,165
	Oil, Gas & Consumable Fuels - 7.5%
3,600	Chevron Corp.	201,312
3,400	Exxon Mobil Corp.	195,398
5,600	Forest Oil Corp. (a)	235,200
3,050	Kerr-McGee Corp.	232,746
3,000	Occidental Petroleum Corp.	230,790
3,950	Unocal Corp.	256,947
10,600	Williams Cos., Inc.	201,400
		1,553,793

See notes to financial statements.

JPMorgan Intrepid Contrarian Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - Continued
	Personal Products - 0.5%
2,700	Avon Products, Inc.	$102,195
	Pharmaceuticals - 7.7%
6,250	Abbott Laboratories	306,312
5,500	Barr Pharmaceuticals, Inc. (a)	268,070
13,700	First Horizon Pharmaceutical Corp. (a)	260,848
4,600	Johnson & Johnson	299,000
4,700	Merck & Co., Inc.	144,760
7,050	Wyeth	313,725
		1,592,715
	Real Estate - 3.3%
1,700	AMB Property Corp. (REIT)	73,831
1,950	Equity Residential (REIT)	71,799
2,200	Glimcher Realty Trust (REIT)	61,050
2,100	Highwoods Properties, Inc. (REIT)	62,496
1,500	Kilroy Realty Corp. (REIT)	71,235
3,150	Nationwide Health Properties, Inc. (REIT)	74,371
2,200	Reckson Associates Realty Corp. (REIT)	73,810
1,300	Regency Centers Corp. (REIT)	74,360
3,400	Trizec Properties, Inc. (REIT)	69,938
2,600	United Dominion Realty Trust, Inc. (REIT)	62,530
		695,420
	Road & Rail - 0.5%
2,450	CSX Corp.	104,517
	Semiconductors & Semiconductor Equipment - 4.1%
6,950	Intel Corp.	181,117
8,450	Intersil Corp., Class A	158,606
5,800	Lam Research Corp. (a)	167,852
14,950	Micrel, Inc. (a)	172,224
6,700	Nvidia Corp. (a)	179,024
		858,823
	Software - 2.8%
2,900	Intuit, Inc. (a)	130,819
13,100	Oracle Corp. (a)	172,920
20,200	Parametric Technology Corp. (a)	128,876
8,000	Sybase, Inc. (a)	146,800
		579,415
	Specialty Retail - 3.0%
1,600	AutoZone, Inc. (a)	147,936
6,400	Circuit City Stores, Inc.	110,656
4,100	Men's Wearhouse, Inc. (a)	141,163
5,700	New York & Co., Inc. (a)	120,042
1,850	Weight Watchers International, Inc. (a)	95,478
		615,275
	Textiles, Apparel & Luxury Goods - 0.4%
1,400	V.F. Corp.	80,108
	Thrifts & Mortgage Finance - 3.6%
2,800	Freddie Mac	182,644
3,000	MGIC Investment Corp.	195,660

See notes to financial statements.

JPMorgan Intrepid Contrarian Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - Continued
	Thrifts & Mortgage Finance - Continued
4,850	PMI Group, Inc.	$189,053
4,250	Washington Mutual, Inc.	172,932
		740,289
	Tobacco - 4.8%
3,400	Altria Group, Inc.	219,844
8,850	Loews Corp. - Carolina Group	294,882
2,300	Reynolds American, Inc.	181,240
6,750	UST, Inc.	308,205
		1,004,171
	Total Long Term Investments (Cost $18,283,215)	20,398,660
	Short-Term Investment - 1.8%
	Investment Company - 1.8%
373,783	JPMorgan Prime Money Market Fund (b) (m) (Cost $373,783)	373,783
	Total Investments - 100.0%	$20,772,443
	(Cost $18,656,998)
	Liabilities in excess of other assets - (0.0)% (g)	(7,616)
	NET ASSETS - 100.0%	$20,764,827
	Percentages indicated are based on net assets.

See notes to financial statements.

JPMorgan Intrepid Growth Fund

Schedule of Portfolio Investments

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - 90.3%
	Common Stocks - 90.3%
	Aerospace & Defense - 7.7%
28,525	Boeing Co.	$1,882,650
8,675	General Dynamics Corp.	950,260
20,800	Lockheed Martin Corp.	1,349,296
17,500	Northrop Grumman Corp.	966,875
2,925	Precision Castparts Corp.	227,850
26,900	Raytheon Co.	1,052,328
4,075	Rockwell Collins, Inc.	194,296
27,750	United Technologies Corp.	1,424,963
		8,048,518
	Auto Components - 0.2%
16,575	Goodyear Tire & Rubber Co. (The) (a)	246,968
	Beverages - 0.2%
8,575	PepsiAmericas, Inc.	220,035
	Biotechnology - 3.9%
19,150	Genentech, Inc. (a)	1,537,362
19,500	Genzyme Corp. (a)	1,171,755
29,725	Gilead Sciences, Inc. (a)	1,307,603
		4,016,720
	Building Products - 0.2%
5,575	USG Corp. (a)	236,938
	Capital Markets - 1.9%
13,700	Franklin Resources, Inc.	1,054,626
9,725	Lehman Brothers Holdings, Inc.	965,498
		2,020,124
	Chemicals - 1.1%
17,650	Monsanto Co.	1,109,656
	Commercial Services & Supplies - 0.2%
5,900	West Corp. (a)	226,560
	Communications Equipment - 2.8%
72,950	Corning, Inc. (a)	1,212,429
7,425	Harris Corp.	231,734
82,675	Motorola, Inc.	1,509,646
		2,953,809
	Computers & Peripherals - 4.6%
37,925	Apple Computer, Inc. (a)	1,396,018
38,350	Dell, Inc. (a)	1,515,209
85,750	EMC Corp. (a)	1,175,633
6,575	NCR Corp. (a)	230,914
9,675	SanDisk Corp. (a)	229,588
18,050	Western Digital Corp. (a)	242,231
		4,789,593
	Construction Materials - 0.2%
2,225	Eagle Materials, Inc.	206,013

See notes to financial statements.

JPMorgan Intrepid Growth Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - Continued
	Consumer Finance - 1.1%
8,800	Capital One Financial Corp.	$704,087
7,550	Nelnet, Inc., Class A (a)	251,189
12,325	Providian Financial Corp. (a)	217,290
		1,172,566
	Diversified Telecommunication Services - 0.9%
50,150	AT&T Corp.	954,856
	Electric Utilities - 1.2%
15,300	TXU Corp.	1,271,277
	Electrical Equipment - 0.4%
4,050	Rockwell Automation, Inc.	197,275
2,975	Roper Industries, Inc.	212,326
		409,601
	Electronic Equipment & Instruments - 0.6%
5,125	Amphenol Corp., Class A	205,872
13,850	Ingram Micro, Inc., Class A (a)	216,891
5,225	Trimble Navigation, Ltd. (a)	203,618
		626,381
	Energy Equipment & Services - 0.2%
4,075	Cal Dive International, Inc. (a)	213,408
	Food & Staples Retailing - 1.5%
7,725	7-Eleven, Inc. (a)	233,604
45,900	CVS Corp.	1,334,313
		1,567,917
	Food Products - 1.3%
14,150	Hershey Foods Corp.	878,715
6,800	Pilgrim's Pride Corp.	232,084
150	Seaboard Corp.	249,600
		1,360,399
	Health Care Equipment & Supplies - 0.9%
18,350	Becton, Dickinson & Co.	962,825
	Health Care Providers & Services - 9.1%
15,200	Aetna, Inc.	1,258,863
28,225	Caremark Rx, Inc. (a)	1,256,577
2,300	CIGNA Corp.	246,169
3,300	Coventry Health Care, Inc. (a)	233,475
4,900	Express Scripts, Inc. (a)	244,902
23,525	HCA, Inc.	1,333,162
6,300	Humana, Inc. (a)	250,362
20,800	Medco Health Solutions, Inc. (a)	1,109,888
3,325	Sierra Health Services (a)	237,605
38,250	UnitedHealth Group, Inc.	1,994,355
18,875	WellPoint, Inc. (a)	1,314,455
		9,479,813
	Hotels, Restaurants & Leisure - 3.3%
4,525	Boyd Gaming Corp.	231,363
7,150	Darden Restaurants, Inc.	235,807
3,400	Harrah's Entertainment, Inc.	245,038
16,950	Marriott International, Inc., Class A	1,156,329
5,925	MGM Mirage (a)	234,512
7,050	Penn National Gaming, Inc. (a)	257,325

See notes to financial statements.

JPMorgan Intrepid Growth Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - Continued
	Hotels, Restaurants & Leisure - Continued
20,150	Yum! Brands, Inc.	$1,049,412
		3,409,786
	Household Durables - 2.3%
2,600	Black & Decker Corp.	233,610
6,708	D.R. Horton, Inc.	252,288
3,450	Hovnanian Enterprises, Inc. (a)	224,940
3,325	KB Home	253,465
3,775	Lennar Corp., Class A	239,524
2,925	MDC Holdings, Inc.	240,581
2,950	Meritage Homes Corp. (a)	234,525
3,300	Ryland Group, Inc.	250,371
2,725	Standard-Pacific Corp.	239,664
2,375	Toll Brothers, Inc. (a)	241,181
		2,410,149
	Household Products - 1.1%
5,925	Church & Dwight Co., Inc.	214,485
3,775	Energizer Holdings, Inc. (a)	234,692
11,675	Kimberly-Clark Corp.	730,738
		1,179,915
	Industrial Conglomerates - 0.5%
3,800	Teleflex, Inc.	225,606
3,300	Textron, Inc.	250,305
		475,911
	Insurance - 2.0%
10,150	Allstate Corp. (The)	606,463
13,700	Metlife, Inc.	615,678
13,600	Prudential Financial, Inc.	892,976
		2,115,117
	Internet Software & Services - 2.6%
26,800	EarthLink, Inc. (a)	232,088
3,075	Google, Inc., Class A (a)	904,511
9,075	McAfee, Inc. (a)	237,584
7,625	VeriSign, Inc. (a)	219,295
31,475	Yahoo!, Inc. (a)	1,090,609
		2,684,087
	IT Services - 0.8%
3,775	CACI International, Inc., Class A (a)	238,428
5,825	CheckFree Corp. (a)	198,400
3,850	Cognizant Technology Solutions Corp., Class A (a)	181,451
3,300	Global Payments, Inc.	223,740
		842,019
	Machinery - 2.3%
15,150	Caterpillar, Inc.	1,443,947
3,300	Cummins, Inc.	246,213
6,800	Joy Global, Inc.	228,412
3,125	Oshkosh Truck Corp.	244,625
5,850	Terex Corp. (a)	230,490
		2,393,687
	Media - 1.7%
7,000	Harte-Hanks, Inc.	208,110
7,800	Omnicom Group, Inc.	622,908
4,675	Pixar (a)	233,984
26,650	Walt Disney Co. (The)	671,047
		1,736,049

See notes to financial statements.

JPMorgan Intrepid Growth Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - Continued
	Metals & Mining - 0.8%
9,725	Allegheny Technologies, Inc.	$214,533
5,000	Nucor Corp.	228,100
2,225	Phelps Dodge Corp.	205,813
5,825	United States Steel Corp.	200,205
		848,651
	Multi-Utilities - 0.9%
23,325	Duke Energy Corp.	693,452
6,050	Energen Corp.	212,053
		905,505
	Multiline Retail - 0.9%
3,300	Federated Department Stores, Inc.	241,823
2,500	Neiman-Marcus Group, Inc., Class A	242,300
3,550	Nordstrom, Inc.	241,294
1,525	Sears Holdings Corp. (a)	228,552
		953,969
	Oil, Gas & Consumable Fuels - 6.5%
16,975	Burlington Resources, Inc.	937,699
16,500	ConocoPhillips	948,585
19,300	Devon Energy Corp.	978,124
14,625	Exxon Mobil Corp.	840,499
2,959	Kerr-McGee Corp.	225,801
18,000	Marathon Oil Corp.	960,660
12,500	Occidental Petroleum Corp.	961,625
12,300	Valero Energy Corp.	973,053
		6,826,046
	Personal Products - 1.4%
27,800	Gillette Co. (The)	1,407,514
	Pharmaceuticals - 4.3%
4,025	Barr Pharmaceuticals, Inc. (a)	196,178
40,500	Johnson & Johnson	2,632,500
3,725	Kos Pharmaceuticals, Inc. (a)	243,988
32,425	Wyeth	1,442,913
		4,515,579
	Real Estate - 1.2%
4,850	CBL & Associates Properties, Inc. (REIT)	208,890
14,450	Simon Property Group, Inc. (REIT)	1,047,480
		1,256,370
	Road & Rail - 1.9%
20,175	Burlington Northern Santa Fe Corp.	949,839
5,800	CSX Corp.	247,428
9,850	Laidlaw International, Inc. (a)	237,385
10,700	Swift Transportation Co., Inc. (a)	249,203
5,100	Yellow Roadway Corp. (a)	259,080
		1,942,935
	Semiconductors & Semiconductor Equipment - 3.8%
10,350	Freescale Semiconductor, Inc., Class B (a)	219,212
103,675	Intel Corp.	2,701,771
38,950	Texas Instruments, Inc.	1,093,327
		4,014,310
	Software - 4.7%
40,400	Adobe Systems, Inc.	1,156,247
6,950	Autodesk, Inc.	238,872

See notes to financial statements.

JPMorgan Intrepid Growth Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - Continued
	Software - Continued
134,600	Oracle Corp. (a)	$1,776,720
38,800	Parametric Technology Corp. (a)	247,544
11,025	Sybase, Inc. (a)	202,309
57,200	Symantec Corp. (a)	1,243,528
		4,865,220
	Specialty Retail - 3.7%
3,325	Abercrombie & Fitch Co.	228,427
3,375	Advance Auto Parts, Inc. (a)	217,856
7,650	American Eagle Outfitters, Inc.	234,473
6,300	Barnes & Noble, Inc. (a)	244,440
9,025	Bebe Stores, Inc.	238,892
21,500	Home Depot, Inc.	836,350
7,300	Men's Wearhouse, Inc. (a)	251,339
5,800	Michaels Stores, Inc.	239,946
4,350	Sherwin-Williams Co. (The)	204,842
44,887	Staples, Inc.	956,991
4,225	Urban Outfitters, Inc. (a)	239,515
		3,893,071
	Textiles, Apparel & Luxury Goods - 0.9%
10,425	Nike, Inc., Class B	902,805
	Thrifts & Mortgage Finance - 0.6%
16,050	Countrywide Financial Corp.	619,691
	Tobacco - 1.7%
27,750	Altria Group, Inc.	1,794,315
	Transportation - 0.2%
4,875	CNF, Inc.	218,888
	Total Long Term Investments (Cost $93,872,613)	94,305,566
	Short-Term Investments - 18.1%
	Investment Company - 16.2%
16,928,660	JPMorgan Prime Money Market Fund (b)	16,928,660
Principal Amount
	U.S. Government Agencies - 1.9%
$2,000,000	Federal Home Loan Bank (FHLB), 3.25%, 07/01/05 (m) (n)	1,999,819
	Total Short-Term Investments (Cost $18,928,660)	18,928,479
	Total Investments - 108.4%	$113,234,045
	(Cost $112,801,273)
	Liabilities in excess of other assets - (8.4)%	(8,786,835)
	NET ASSETS - 100.0%	$104,447,210
	Percentages indicated are based on net assets.

See notes to financial statements.

JPMorgan Intrepid Value Fund

Schedule of Portfolio Investments

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - 98.8%
	Common Stocks - 98.8%
	Aerospace & Defense - 4.2%
2,725	General Dynamics Corp.	$298,496
3,775	Lockheed Martin Corp.	244,884
5,300	Northrop Grumman Corp.	292,825
775	Precision Castparts Corp.	60,373
3,750	Raytheon Co.	146,700
		1,043,278
	Auto Components - 0.2%
1,025	BorgWarner, Inc.	55,012
	Automobiles - 0.9%
21,400	Ford Motor Co.	219,136
	Building Products - 0.2%
1,350	USG Corp. (a)	57,375
	Capital Markets - 6.5%
1,425	A.G. Edwards, Inc.	64,339
900	Affiliated Managers Group, Inc. (a)	61,497
1,500	American Capital Strategies Ltd.	54,165
11,300	Bank of New York Co., Inc. (The)	325,214
525	Bear Stearns Cos., Inc. (The)	54,569
4,250	E*Trade Financial Corp. (a)	59,457
3,350	Franklin Resources, Inc.	257,883
3,225	Goldman Sachs Group, Inc.	329,014
3,575	Lehman Brothers Holdings, Inc.	354,926
2,200	Raymond James Financial, Inc.	62,150
		1,623,214
	Chemicals - 2.4%
5,250	Dow Chemical Co. (The)	233,782
925	Eastman Chemical Co.	51,014
925	FMC Corp. (a)	51,930
1,900	Lyondell Chemical Co.	50,198
2,750	Monsanto Co.	172,892
725	PPG Industries, Inc.	45,501
		605,317
	Commercial Banks - 7.5%
21,025	Bank of America Corp.	958,950
4,500	Keycorp	149,175
3,300	PNC Financial Services Group, Inc.	179,718
900	UnionBanCal Corp.	60,228
9,200	Wachovia Corp.	456,320
1,125	Westcorp	58,973
		1,863,364
	Commercial Services & Supplies - 0.2%
1,450	Deluxe Corp.	58,870
	Computers & Peripherals - 0.9%
7,050	Hewlett-Packard Co.	165,745
3,900	Western Digital Corp. (a)	52,338
		218,083

See notes to financial statements.

JPMorgan Intrepid Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - Continued
	Construction Materials - 0.2%
600	Eagle Materials, Inc.	$55,554
	Consumer Finance - 3.3%
4,350	American Express Co.	231,550
2,425	AmeriCredit Corp. (a)	61,837
3,875	Capital One Financial Corp.	310,039
1,425	Nelnet, Inc., Class A (a)	47,410
3,100	Providian Financial Corp. (a)	54,653
275	Student Loan Corp.	60,445
1,125	WFS Financial, Inc. (a)	57,049
		822,983
	Diversified Financial Services - 0.5%
1,450	CIT Group, Inc.	62,306
1,225	Principal Financial Group	51,328
		113,634
	Diversified Telecommunication Services - 6.0%
4,825	Alltel Corp.	300,501
10,900	BellSouth Corp.	289,613
1,550	CenturyTel, Inc.	53,677
16,075	SBC Communications, Inc.	381,781
13,700	Verizon Communications, Inc.	473,335
		1,498,907
	Electric Utilities - 3.9%
7,725	Exelon Corp.	396,524
7,500	PG&E Corp.	281,550
2,900	TXU Corp.	240,961
925	WPS Resources Corp.	52,031
		971,066
	Electronic Equipment & Instruments - 0.5%
2,300	Arrow Electronics, Inc. (a)	62,468
3,225	Ingram Micro, Inc., Class A (a)	50,504
		112,972
	Food & Staples Retailing - 0.5%
2,100	7-Eleven, Inc. (a)	63,504
1,850	SUPERVALU, Inc.	60,329
		123,833
	Food Products - 1.3%
8,350	Archer-Daniels-Midland Co.	178,523
1,675	Pilgrim's Pride Corp.	57,168
50	Seaboard Corp.	83,200
		318,891
	Gas Utilities - 0.3%
2,300	UGI Corp.	64,170
	Health Care Providers & Services - 2.8%
3,150	Aetna, Inc.	260,883
575	CIGNA Corp.	61,542
4,300	HCA, Inc.	243,681
1,500	Humana, Inc. (a)	59,610
1,050	WellPoint, Inc. (a)	73,122
		698,838

See notes to financial statements.

JPMorgan Intrepid Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - Continued
	Hotels, Restaurants & Leisure - 1.3%
11,800	McDonald's Corp.	$327,450
	Household Durables - 1.5%
675	Black & Decker Corp.	60,649
925	KB Home	70,513
925	Lennar Corp., Class A	58,691
721	MDC Holdings, Inc.	59,302
725	Standard-Pacific Corp.	63,764
575	Toll Brothers, Inc. (a)	58,391
		371,310
	Household Products - 0.6%
2,550	Kimberly-Clark Corp.	159,604
	Industrial Conglomerates - 0.2%
925	Teleflex, Inc.	54,917
	Insurance - 7.1%
6,575	Allstate Corp. (The)	392,856
1,700	Assurant, Inc.	61,370
3,450	Chubb Corp.	295,355
1,425	First American Corp.	57,200
4,250	Hartford Financial Services Group, Inc.	317,815
3,600	Loews Corp.	279,000
7,075	Metlife, Inc.	317,950
1,500	W.R. Berkley Corp.	53,520
		1,775,066
	IT Services - 0.2%
1,325	Computer Sciences Corp. (a)	57,903
	Machinery - 0.7%
825	Cummins, Inc.	61,553
775	Oshkosh Truck Corp.	60,667
1,425	Terex Corp. (a)	56,145
		178,365
	Media - 4.4%
4,200	Gannett Co., Inc.	298,746
1,600	John Wiley & Sons, Inc., Class A	63,568
5,600	McGraw-Hill Cos., Inc. (The)	247,800
2,975	Omnicom Group, Inc.	237,583
975	R.H. Donnelly Corp. (a)	60,431
7,275	Walt Disney Co. (The)	183,184
		1,091,312
	Metals & Mining - 1.3%
7,975	AK Steel Holding Corp. (a)	51,120
2,300	Mittal Steel Co. NV (Netherlands)	54,602
1,125	Nucor Corp.	51,322
575	Phelps Dodge Corp.	53,187
1,325	Southern Peru Copper Corp.	56,763
1,450	United States Steel Corp.	49,837
		316,831

See notes to financial statements.

JPMorgan Intrepid Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - Continued
	Multi-Utilities - 2.6%
4,000	CMS Energy Corp. (a)	$60,240
925	Constellation Energy Group, Inc.	53,363
12,075	Duke Energy Corp.	358,990
1,550	Energen Corp.	54,327
1,650	ONEOK, Inc.	53,873
1,525	Sempra Energy	62,998
		643,791
	Multiline Retail - 0.2%
825	Federated Department Stores, Inc.	60,456
	Office Electronics - 1.1%
20,400	Xerox Corp. (a)	281,316
	Oil, Gas & Consumable Fuels - 14.4%
5,850	Burlington Resources, Inc.	323,154
12,500	Chevron Corp.	699,000
9,050	ConocoPhillips	520,284
6,750	Devon Energy Corp.	342,090
1,400	Forest Oil Corp. (a)	58,800
775	Kerr-McGee Corp.	59,140
6,000	Marathon Oil Corp.	320,220
4,625	Occidental Petroleum Corp.	355,801
1,050	Overseas Shipholding Group, Inc.	62,633
975	Premcor, Inc.	72,326
575	Sunoco, Inc.	65,366
1,325	Tesoro Corp.	61,639
4,825	Unocal Corp.	313,866
4,225	Valero Energy Corp.	334,240
		3,588,559
	Paper & Forest Products - 0.3%
2,475	Louisiana-Pacific Corp.	60,836
	Pharmaceuticals - 4.3%
6,200	Abbott Laboratories	303,862
1,200	Barr Pharmaceuticals, Inc. (a)	58,488
2,400	Endo Pharmaceuticals Holdings, Inc. (a)	63,072
950	Kos Pharmaceuticals, Inc. (a)	62,225
14,250	Merck & Co., Inc.	438,900
5,300	Pfizer, Inc.	146,174
		1,072,721
	Real Estate - 2.9%
1,350	CBL & Associates Properties, Inc. (REIT)	58,144
1,415	General Growth Properties, Inc. (REIT)	58,142
4,075	HRPT Properties Trust (REIT)	50,652
825	Macerich Co. (The) (REIT)	55,316
925	Mills Corp. (The) (REIT)	56,231
3,275	Simon Property Group, Inc. (REIT)	237,405
825	SL Green Realty Corp. (REIT)	53,213
1,450	Thornburg Mortgage, Inc. (REIT)	42,239
3,000	Trizec Properties, Inc. (REIT)	61,710
675	Vornado Realty Trust (REIT)	54,270
		727,322

See notes to financial statements.

JPMorgan Intrepid Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)

Shares	Security Description	Value
	Long Term Investments - Continued
	Road & Rail - 1.7%
6,300	Burlington Northern Santa Fe Corp.	$296,604
1,850	Norfolk Southern Corp.	57,276
1,175	Yellow Roadway Corp. (a)	59,690
		413,570
	Semiconductors & Semiconductor Equipment - 0.7%
4,525	Intel Corp.	117,921
4,000	MEMC Electronic Materials, Inc. (a)	63,080
		181,001
	Software - 1.3%
19,800	Oracle Corp. (a)	261,360
3,025	Sybase, Inc. (a)	55,509
		316,869
	Specialty Retail - 0.7%
1,900	American Eagle Outfitters, Inc.	58,235
3,000	Autonation, Inc. (a)	61,560
1,325	Sherwin-Williams Co. (The)	62,394
		182,189
	Textiles, Apparel & Luxury Goods - 0.2%
825	V.F. Corp.	47,207
	Thrifts & Mortgage Finance - 6.1%
8,800	Countrywide Financial Corp.	339,768
800	Downey Financial Corp.	58,560
5,950	Freddie Mac	388,119
4,300	Golden West Financial Corp.	276,834
950	MGIC Investment Corp.	61,959
9,425	Washington Mutual, Inc.	383,503
		1,508,743
	Tobacco - 2.7%
8,500	Altria Group, Inc.	549,610
1,850	Loews Corp. - Carolina Group	61,642
675	Reynolds American, Inc.	53,190
		664,442
	Total Long Term Investments (Cost $21,675,847)	24,606,277
	Short-Term Investment - 1.5%
	Investment Company - 1.5%
369,960	JPMorgan Prime Money Market Fund (b) (m) (Cost $369,960)	369,960
	Total Investments - 100.3% (Cost $22,045,807)	$24,976,237
	Liabilities in excess of other assets - (0.3)%	(69,517)
	NET ASSETS - 100.0%	$24,906,720
	Percentages indicated are based on net assets.

See notes to financial statements.

JPMorgan Funds

Schedule of Portfolio Investments (continued)

Abbreviations

REIT  - Real Estate Investment Trust

(a)  - Non-income producing security.

(b)  - Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

(g)  - Amount rounds to less than 0.1%.

(m)  - All or a portion of this security is segregated for current or potential holdings of futures.

(n)  - The rate shown is the effective yield at the date of purchase.

See notes to financial statements.

JPMorgan Funds

Statement of Assets and Liabilities

As of June 30, 2005 (unaudited)

	Intrepid America Fund	Intrepid Contrarian Fund(a)
ASSETS:
Investments in non-affiliates, at value	$1,259,563,496	$20,398,660
Investments in affiliates, at value	47,606,293	373,783
Total investment securities, at value	1,307,169,789	20,772,443
Receivables:
Investment securities sold	17,287,775	-
Fund shares sold	7,691,041	10,568
Interest and dividends	1,679,319	26,941
Prepaid expenses and other assets	-	10,701
Total Assets	1,333,827,924	20,820,653
LIABILITIES:
Payables:
Investment securities purchased	55,030,756	-
Fund shares redeemed	2,400	15,300
Accrued liabilities:
Investment advisory fees payable	624,510	2,222
Administration fees	47,590	-
Shareholder servicing fees	240,196	-
Distribution fees	236	58
Custodian and accounting fees	23,968	5,573
Trustees' fees - deferred compensation plan	1,719	79
Other	105,122	32,594
Total Liabilities	56,076,497	55,826
NET ASSETS	1,277,751,427	20,764,827
Paid in capital	1,217,204,206	16,536,987
Accumulated undistributed net investment income	2,549,631	123,255
Accumulated undistributed net realized gains (losses) from investments	(18,826,379)	1,989,140
Net unrealized appreciation (depreciation) from investments	76,823,969	2,115,445
Total Net Assets	$1,277,751,427	$20,764,827
NET ASSETS:
Class A	$1,192,602	$185,417
Class C	78,002	32,866
Select Class	1,276,480,823	20,546,544
Total	$1,277,751,427	$20,764,827
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES) (unlimited amount authorized $0.0001 par value):
Class A	52,125	7,904
Class C	3,417	1,404
Select Class	55,766,035	875,248
	55,821,577	884,556
Class A - Redemption price per share	$22.88	$23.46
Class C - Offering price per share (b)	$22.83	$23.41
Select Class - Offering and redemption price per share	$22.89	$23.48
Maximum sales charge (5.25% of offering price)
Class A Maximum Public Offering Price Per Share (net asset value per share/94.75%)	$24.15	$24.76
Cost of investments	$1,230,345,820	$18,656,998

(a)  Prior to February 19, 2005, the Fund was named Intrepid Investor Fund.

(b)  Redemption price for Class C shares varies based on the length of time the shares are held.

See notes to financial statements.

JPMorgan Funds

Statement of Assets and Liabilities

As of June 30, 2005 (unaudited)

	Intrepid Growth Fund	Intrepid Value Fund
ASSETS:
Investments in non-affiliates, at value	$96,305,385	$24,606,277
Investments in affiliates, at value	16,928,660	369,960
Total investment securities, at value	113,234,045	24,976,237
Receivables:
Investment securities sold	8,780,550	-
Fund shares sold	3,499,667	210
Interest and dividends	55,516	46,201
Expense Reimbursements	43,022	-
Prepaid expenses and other assets	-	9,090
Total Assets	125,612,800	25,031,738
LIABILITIES:
Payables:
Due to custodian	488	3,862
Dividends	-	55,161
Investment securities purchased	21,051,909	-
Fund shares redeemed	15,118	15,229
Accrued liabilities:
Investment advisory fees payable	-	4,002
Distribution fees	188	42
Custodian and accounting fees	20,003	7,388
Trustees' fees - deferred compensation plan	70	67
Other	77,814	39,267
Total Liabilities	21,165,590	125,018
NET ASSETS	104,447,210	24,906,720
Paid in capital	103,480,976	21,461,132
Accumulated undistributed net investment income	30,268	6,617
Accumulated undistributed net realized gains (losses) from investments	503,194	508,541
Net unrealized appreciation (depreciation) from investments	432,772	2,930,430
Total net assets	$104,447,210	$24,906,720
NET ASSETS:
Class A	$662,052	$90,799
Class C	175,914	36,546
Select Class	103,609,244	24,779,375
Total	$104,447,210	$24,906,720
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES) (unlimited amount authorized $0.0001 par value):
Class A	34,492	4,045
Class C	9,182	1,629
Select Class	5,394,402	1,103,388
	5,438,076	1,109,062
Class A - Redemption price per share	$19.19	$22.45
Class C - Offering price per share (b)	$19.16	$22.43
Select Class - Offering and redemption price per share	$19.21	$22.46
Maximum sales charge (5.25% of offering price)
Class A Maximum Public Offering Price Per Share (net asset value per share/94.75%)	$20.25	$23.69
Cost of investments	$112,801,273	$22,045,807

(b)  Redemption price for Class C shares varies based on the length of time the shares are held.

See notes to financial statements.

JPMorgan Funds

Statement of Operations

For the six months ended June 30, 2005 (unaudited)

	Intrepid America Fund	Intrepid Contrarian Fund(a)
INVESTMENT INCOME:
Dividend income	$5,675,750	$214,415
Dividend income from affiliates*	472,689	5,452
Interest income	1,895	-
Total income	6,150,334	219,867
EXPENSES:
Investment advisory fees	2,344,065	63,055
Administration fees	408,139	11,481
Distribution fees (Class A)	409	90
Distribution fees (Class C)	70	55
Shareholder servicing fees (Class A)	409	90
Shareholder servicing fees (Class C)	23	18
Shareholder servicing fees (Select Class)	901,130	24,144
Custodian and accounting fees	27,337	10,221
Professional fees	37,283	24,002
Trustees' fees	3,762	105
Printing and mailing costs	30,538	1,358
Registration and filing fees	31,758	14,801
Transfer agent fees	36,066	5,820
Miscellaneous	13,696	3,194
Total expenses	3,834,685	158,434
Less amounts waived	(223,537)	(61,053)
Less earnings credits	(4,400)	(22)
Net expenses	3,606,748	97,359
Net investment income (loss)	2,543,586	122,508
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on transactions from:
Investments	(12,104,861)	1,398,872
Change in unrealized appreciation/depreciation of:
Investments	35,172,949	(1,288,101)
Realized and unrealized gain (loss) on investments	23,068,088	110,771
Net increase (decrease) in net assets from operations	$25,611,674	$233,279
* Includes reimbursement of investment advisory, administration and shareholder servicing fees	$29,886	$356

(a)  Prior to February 19, 2005, the Fund was named Intrepid Investor Fund.

See notes to financial statements.

JPMorgan Funds

Statement of Operations

For the six months ended June 30, 2005 (unaudited)

	Intrepid Growth Fund	Intrepid Value Fund
INVESTMENT INCOME:
Dividend income	$73,828	$206,733
Dividend income from affiliates*	19,903	8,711
Interest income	8,665	-
Foreign taxes withheld	(8)	-
Total income	102,388	215,444
EXPENSES
Investment advisory fees	47,071	65,652
Administration fees	8,200	11,747
Distribution fees (Class A)	290	46
Distribution fees (Class C)	150	59
Shareholder servicing fees (Class A)	291	46
Shareholder servicing fees (Class C)	50	20
Shareholder servicing fees (Select Class)	17,763	25,185
Custodian and accounting fees	28,544	12,992
Interest expense	-	46
Professional fees	43,595	27,377
Trustees' fees	75	107
Printing and mailing costs	-	1,010
Registration and filing fees	41,418	14,261
Transfer agent fees	11,587	8,080
Miscellaneous	6,081	3,730
Total expenses	205,115	170,358
Less amounts waived	(73,375)	(69,126)
Less expense reimbursements	(58,884)	-
Less earnings credits	-	(77)
Net expenses	72,856	101,155
Net investment income (loss)	29,532	114,289
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on transactions from:
Investments	301,095	312,258
Change in unrealized appreciation/depreciation of:
Investments	(767,878)	287,928
Realized and unrealized gain (loss) on investments	(466,783)	600,186
Net increase (decrease) in net assets from operations	$(437,251)	$714,475
* Includes reimbursement of investment advisory, administration and shareholder servicing fees	$1,160	$577

See notes to financial statements.

JPMorgan Funds

Statement of Changes in Net Assets For the periods indicated

	Intrepid America Fund		Intrepid Contrarian Fund(a)
	Six Months Ended 6/30/05 (unaudited)	Year Ended 12/31/04 (b)	Six Months Ended 6/30/05 (unaudited)	Year Ended 12/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,543,586	$1,439,856	$122,508	$95,491
Net realized gain (loss) on investments	(12,104,861)	(6,731,931)	1,398,872	590,424
Change in net unrealized appreciation/depreciation of investments	35,172,949	40,543,608	(1,288,101)	1,746,632
Increase (decrease) in net assets from operations	25,611,674	35,251,533	233,279	2,432,547
DISTRIBUTIONS TO SELECT CLASS SHAREHOLDERS:
From net investment income	-	(1,421,199)	-	(94,395)
From net realized gains on investment transactions	-	(611,072)	-	(120,355)
Total distributions to shareholders	-	(2,032,271)	-	(214,750)
CAPITAL SHARE TRANSACTIONS:
Increase (decrease)	893,293,828	315,422,121	1,599,283	9,257,201
NET ASSETS:
Total increase (decrease) in net assets	918,905,502	348,641,383	1,832,562	11,474,998
Beginning of period	358,845,925	10,204,542	18,932,265	7,457,267
End of period	$1,277,751,427	$358,845,925	$20,764,827	$18,932,265
Accumulated undistributed net investment income	$2,549,631	$6,045	$123,255	$747
(a) Prior to February 19, 2005, the Fund was named Intrepid Investor Fund.
(b) Prior to April 30, 2004, the Fund was named Intrepid All Cap Fund.

See notes to financial statements.

JPMorgan Funds

Statement of Changes in Net Assets For the periods indicated

	Intrepid Growth Fund		Intrepid Value Fund
	Six Months Ended 6/30/05 (unaudited)	Year Ended 12/31/04	Six Months Ended 6/30/05 (unaudited)	Year Ended 12/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,532	$(3,971)	$114,289	$148,135
Net realized gain (loss) on investments	301,095	596,370	312,258	346,089
Change in net unrealized appreciation/depreciation of investments	(767,878)	140,282	287,928	1,520,976
Increase (decrease) in net assets from operations	(437,251)	732,681	714,475	2,015,200
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income	-	-	(329)	-
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income	-	-	(79)	-
DISTRIBUTIONS TO SELECT CLASS SHAREHOLDERS:
From net investment income	-	-	(108,752)	(145,448)
From net realized gains on investment transactions	-	(879,968)	-	(610,328)
Total distributions to shareholders	-	(879,968)	(109,160)	(755,776)
CAPITAL SHARE TRANSACTIONS:
Increase (decrease)	97,089,650	989,827	8,791,681	7,059,863
NET ASSETS:
Total increase (decrease) in net assets	96,652,399	842,540	9,396,996	8,319,287
Beginning of period	7,794,811	6,952,271	15,509,724	7,190,437
End of period	$104,447,210	$7,794,811	$24,906,720	$15,509,724
Accumulated undistributed net investment income	$30,268	$736	$6,617	$1,488

See notes to financial statements.

JPMorgan Funds

Statement of Changes in Net Assets For the periods indicated

	Intrepid America Fund		Intrepid Contrarian Fund(a)
	Six Months Ended 6/30/05 (unaudited)	Year Ended 12/31/04 (b)	Six Months Ended 6/30/05 (unaudited)	Year Ended 12/31/04
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,239,852	$-	$192,466	$-
Cost of shares redeemed	(83,689)	-	(15,320)	-
Change in net assets from Class A capital transactions	$1,156,163	$-	$177,146	$-
Class C Shares:
Proceeds from shares issued	$77,124	$-	$32,000	$-
Change in net assets from Class C capital transactions	$77,124	$-	$32,000	$-
Select Class Shares:
Proceeds from shares issued	$904,232,396	$335,122,871	$1,969,825	$12,445,913
Dividends reinvested	-	699,221	-	109,945
Cost of shares redeemed	(12,171,855)	(20,399,971)	(579,688)	(3,298,657)
Change in net assets from Select Class capital transactions	$892,060,541	$315,422,121	$1,390,137	$9,257,201
Share Transactions:
Class A Shares:
Issued	55,806	-	8,556	-
Redeemed	(3,681)	-	(652)	-
Change in Class A capital Shares	52,125	-	7,904	-
Class C Shares:
Issued	3,417	-	1,404	-
Change in Class C capital Shares	3,417	-	1,404	-
Select Class Shares:
Issued	40,250,506	16,509,753	86,004	597,914
Reinvested	-	34,116	-	5,137
Redeemed	(541,266)	(998,046)	(24,902)	(156,535)
Change in Select Class Shares	39,709,240	15,545,823	61,102	446,516
(a) Prior to February 19, 2005, the Fund was named Intrepid Investor Fund.
(b) Prior to April 30, 2004, the Fund was named Intrepid All Cap Fund.

See notes to financial statements.

JPMorgan Funds

Statement of Changes in Net Assets For the periods indicated

	Intrepid Growth Fund		Intrepid Value Fund
	Six Months Ended 6/30/05 (unaudited)	Year Ended 12/31/04	Six Months Ended 6/30/05 (unaudited)	Year Ended 12/31/04
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$667,980	$-	$103,736	$-
Dividends reinvested	-	-	266	-
Cost of shares redeemed	(14,173)	-	(15,424)	-
Change in net assets from Class A capital transactions	$653,807	$-	$88,578	$-
Class C Shares:
Proceeds from shares issued	$189,386	$-	$35,595	$-
Dividends reinvested	-	-	64	-
Cost of shares redeemed	(15,118)	-	-	-
Change in net assets from Class C capital transactions	$174,268	$-	$35,659	$-
Select Class Shares:
Proceeds from shares issued	$103,965,204	$123,241	$17,647,347	$7,400,866
Dividends reinvested	-	877,347	23,513	469,441
Cost of shares redeemed	(7,703,629)	(10,761)	(9,003,416)	(810,444)
Change in net assets from Select Class capital transactions	$96,261,575	$989,827	$8,667,444	$7,059,863
Share Transactions:
Class A Shares:
Issued	35,282	-	4,721	-
Reinvested	-	-	12	-
Redeemed	(790)	-	(688)	-
Change in Class A capital Shares	34,492	-	4,045	-
Class C Shares:
Issued	9,971	-	1,626	-
Reinvested	-	-	3	-
Redeemed	(789)	-	-	-
Change in Class C capital Shares	9,182	-	1,629	-
Select Class Shares:
Issued	5,385,388	6,280	795,375	360,291
Reinvested	-	48,497	1,052	23,403
Redeemed	(399,698)	(561)	(402,917)	(38,956)
Change in Select Class Shares	4,985,690	54,216	393,510	344,738

See notes to financial statements.

JPMorgan Funds

Financial Highlights

	Intrepid America Fund
	Class A	Class C	Select Class
PER SHARE OPERATING PERFORMANCE:	2/18/05 (c) to 6/30/05 (unaudited)	2/18/05 (c) to 6/30/05 (unaudited)	Six Months Ended 6/30/05 (unaudited)	Year Ended 12/31/04 (b)	2/28/03 (c) to 12/31/03
Net asset value, beginning of period	$22.62	$22.62	$22.35	$19.97	$15.00
Investment operations:
Net Investment income (loss)	0.02	0.01	0.05	0.09	0.01
Net realized and unrealized gains (losses) on investments	0.24	0.20	0.49	2.43	6.09
Total from investment operations	0.26	0.21	0.54	2.52	6.10
Distributions:
Net investment income	-	-	-	(0.09)	(0.01)
Net realized gains	-	-	-	(0.05)	(1.12)
Total distributions	-	-	-	(0.14)	(1.13)
Net asset value, end of period	$22.88	$22.83	$22.89	$22.35	$19.97
TOTAL RETURN (EXCLUDES SALES CHARGE) (f)	1.15%	0.93%	2.42%	12.68%	40.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)	$1,193	$78	$1,276,481	$358,846	$10,205
RATIOS TO AVERAGE NET ASSETS:
Net expenses (e)	1.25%	1.75%	1.00%	1.00%	1.00%
Net Investment income (loss) (e)	0.56%	0.20%	0.71%	0.83%	0.07%
Expenses without waivers reimbursements and earnings credits (e)	1.31%	1.80%	1.06%	1.21%	3.30%
PORTFOLIO TURNOVER RATE (f)	67%	67%	67%	97%	148%

  (b)  Prior to April 30, 2004, the Fund was named Intrepid All Cap Fund.

  (c)  Commencement of offering of class of shares.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

See notes to financial statements.

JPMorgan Funds

Financial Highlights (continued)

	Intrepid Contrarian Fund (a)
	Class A	Class C	Select Class
PER SHARE OPERATING PERFORMANCE:	2/18/05 (c) to 6/30/05 (unaudited)	2/18/05 (c) to 6/30/05 (unaudited)	Six Months Ended 6/30/05 (unaudited)	Year Ended 12/31/04	2/28/03 (c) to 12/31/03
Net asset value, beginning of period	$23.00	$23.00	$23.25	$20.28	$15.00
Investment operations:
Net Investment income (loss)	0.10	0.08	0.14	0.12	0.14
Net realized and unrealized gains (losses) on investments	0.36	0.33	0.09	3.10	5.88
Total from investment operations	0.46	0.41	0.23	3.22	6.02
Distributions:
Net investment income	-	-	-	(0.11)	(0.14)
Net realized gains	-	-	-	(0.14)	(0.60)
Total distributions	-	-	-	(0.25)	(0.74)
Net asset value, end of period	$23.46	$23.41	$23.48	$23.25	$20.28
TOTAL RETURN (EXCLUDES SALES CHARGE) (f)	2.00%	1.78%	0.99%	16.01%	40.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)	$185	$33	$20,547	$18,932	$7,457
RATIOS TO AVERAGE NET ASSETS:
Net expenses (e)	1.25%	1.75%	1.00%	1.00%	1.00%
Net Investment income (loss) (e)	2.13%	1.50%	1.26%	0.60%	0.92%
Expenses without waivers reimbursements and earnings credits (e)	2.02%	2.46%	1.63%	1.77%	3.27%
PORTFOLIO TURNOVER RATE (f)	81%	81%	81%	99%	74%

  (a)  Prior to February 19, 2005, the Fund was named Intrepid Investor Fund.

  (c)  Commencement of offering of class of shares.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

See notes to financial statements.

JPMorgan Funds

Financial Highlights (continued)

	Intrepid Growth Fund
	Class A	Class C	Select Class
PER SHARE OPERATING PERFORMANCE:	2/18/05 (c) to 6/30/05 (unaudited)	2/18/05 (c) to 6/30/05 (unaudited)	Six Months Ended 6/30/05 (unaudited)	Year Ended 12/31/04	2/28/03 (c) to 12/31/03
Net asset value, beginning of period	$19.01	$19.01	$19.07	$19.61	$15.00
Investment operations:
Net Investment income (loss)	- (j)	(0.01)	- (j)	(0.01)	(0.05)
Net realized and unrealized gains (losses) on investments	0.18	0.16	0.14	1.85	5.45
Total from investment operations	0.18	0.15	0.14	1.84	5.40
Distributions:
Net investment income	-	-	-	-	-
Net realized gains	-	-	-	(2.38)	(0.79)
Total distributions	-	-	-	(2.38)	(0.79)
Net asset value, end of period	$19.19	$19.16	$19.21	$19.07	$19.61
TOTAL RETURN (EXCLUDES SALES CHARGE) (f)	0.95%	0.79%	0.73%	10.45%	36.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)	$662	$176	$103,609	$7,795	$6,952
RATIOS TO AVERAGE NET ASSETS:
Net expenses (e)	1.25%	1.75%	1.00%	1.00%	1.00%
Net Investment income (loss) (e)	0.08%	(0.29%)	0.42%	(0.06%)	(0.34%)
Expenses without waivers reimbursements and earnings credits (e)	3.14%	3.71%	2.83%	2.62%	3.37%
PORTFOLIO TURNOVER RATE (f)	74%	74%	74%	127%	149%

  (c)  Commencement of offering of class of shares.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

  (j)  Amount rounds to less than $0.01.

See notes to financial statements.

JPMorgan Funds

Financial Highlights (continued)

	Intrepid Value Fund
	Class A	Class C	Select Class
PER SHARE OPERATING PERFORMANCE:	2/18/05 (c) to 6/30/05 (unaudited)	2/18/05 (c) to 6/30/05 (unaudited)	Six Months Ended 6/30/05 (unaudited)	Year Ended 12/31/04	2/28/03 (c) to 12/31/03
Net asset value, beginning of period	$22.14	$22.14	$21.85	$19.69	$15.00
Investment operations:
Net Investment income (loss)	0.06	0.04	0.11	0.24	0.19
Net realized and unrealized gains (losses) on investments	0.34	0.31	0.61	3.08	5.74
Total from investment operations	0.40	0.35	0.72	3.32	5.93
Distributions:
Net investment income	(0.09)	(0.06)	(0.11)	(0.24)	(0.19)
Net realized gains	-	-	-	(0.92)	(1.05)
Total distributions	(0.09)	(0.06)	(0.11)	(1.16)	(1.24)
Net asset value, end of period	$22.45	$22.43	$22.46	$21.85	$19.69
TOTAL RETURN (EXCLUDES SALES CHARGE) (f)	1.83%	1.60%	3.28%	17.51%	39.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)	$91	$37	$24,779	$15,510	$7,190
RATIOS TO AVERAGE NET ASSETS:
Net expenses (e)	1.25%	1.75%	1.00%	1.00%	1.00%
Net Investment income (loss) (e)	1.04%	0.62%	1.13%	1.25%	1.26%
Expenses without waivers reimbursements and earnings credits (e)	1.99%	2.48%	1.69%	2.08%	3.30%
PORTFOLIO TURNOVER RATE (f)	55%	55%	55%	98%	110%

  (c)  Commencement of offering of class of shares.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

See notes to financial statements.

JPMorgan Funds

Notes to Financial Statements (unaudited)

1. Organization

JPMorgan Trust I ("JPM I") (the "Trust") was organized on November 5, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company.

The following are the 4 separate funds of the Trust (collectively, the "Funds") covered by this report:

Fund	Classes Offered
Intrepid America Fund	Class A, Class C and Select Class
Intrepid Contrarian Fund	Class A, Class C and Select Class
Intrepid Growth Fund	Class A, Class C and Select Class
Intrepid Value Fund	Class A, Class C and Select Class

Class A and C shares were launched on February 18, 2005.

Effective February 19, 2005, JPMorgan Intrepid Investor Fund was renamed JPMorgan Intrepid Contrarian Fund with the approval of the Board of Trustees.

Prior to February 19, 2005, the Funds were a separate series of J.P. Morgan Mutual Fund Series Trust ("JPMMFS").

At a special meeting of shareholders of the Funds held on January 20, 2005, shareholders of JPMMFS approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of JPMMFS as a corresponding series of JPMorgan Trust I, including those series of JPMMFS such as the Funds which became a series of JPMMFS as of February 18, 2005. Therefore, effective after the close of business on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, each Fund was reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPMorgan Trust I.

Class A shares generally provide for a front-end sales charge while Class C shares provide for a contingent deferred sales charge. No sales charges are assessed with respect to the Select Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Fund's prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance

JPMorgan Funds

Notes to Financial Statements (unaudited) (continued)

with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments - Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market marker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the funds will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund's adviser determines that use of another valuation methodology is appropriate. The pricing services uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rate in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B. Restricted and Illiquid Securities - The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

JPMorgan Funds

Notes to Financial Statements (unaudited) (continued)

C. Security Transactions and Investment Income - Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

D. Allocation of Income and Expenses - In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

E. Federal Income Taxes - Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

F. Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

G. Dividends and Distributions to Shareholders - Dividends from net investment income are declared and paid annually, except for the Intrepid Value Fund, which is declared and paid quarterly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition - "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee - Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. (the "Advisor") acts as the investment

JPMorgan Funds

Notes to Financial Statements (unaudited) (continued)

advisor to the Funds. The Advisor is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.65% of the average daily net assets for each Fund.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administrative and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund's investment in an affiliated money market fund to the extent required by law.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee - Effective February 19, 2005, pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator"), an indirect, wholly-owned subsidiary of JPMorgan, began providing certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding the money market funds; Investor Balanced Fund, Investor Conservative Growth Fund, Investor Growth Fund and Investor Growth & Income Fund) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

Prior to February 19, 2005, JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, served as the Funds' Administrator subject to the same fee agreements.

JPMCB and the Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.F.

Effective July, 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS"), a wholly-owned subsidiary of JPMorgan, began serving as the Funds' sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to JPMFM as Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Funds' sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to JPMFM as Administrator.

C. Distribution Fees - Effective February 19, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. ("Distributor"), a wholly-owned subsidiary of JPMorgan, began serving as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares.

Prior to February 19, 2005, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly-owned subsidiary of The BISYS Group, Inc., served as the Funds' exclusive underwriter. JPMFD received no compensation in its capacity as the Funds' underwriter.

JPMorgan Funds

Notes to Financial Statements (unaudited) (continued)

The Trustees have adopted a Distribution Plan (the "Distribution Plan") for Class A and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

	Rate as of February 19, 2005
	Class A	Class C
Intrepid America Fund	0.25%	0.75%
Intrepid Contrarian Fund	0.25	0.75
Intrepid Growth Fund	0.25	0.75
Intrepid Value Fund	0.25	0.75

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A shares and the contingent deferred sales charges ("CDSC") from redemptions of Class C shares and certain Class A shares for which front-end sales charges have been waived. For the period (February 19, 2005 to June 30, 2005), the Distributor received the following amounts:

	Distribution Fees	Front-end Sales Charges	CDSC
Intrepid America Fund	$479	$330	$-
Intrepid Contrarian Fund	145	3,573	-
Intrepid Growth Fund	440	4,838	-
Intrepid Value Fund	105	349	-

D. Shareholder Servicing Fees

Effective February 19, 2005, the Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides account administration and personal account maintenance services to the shareholders. For performing these services, the Distributor receives a fee of 0.25% of the average daily net assets for Class A, C and Select Shares of the Funds that is computed daily and paid monthly.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of fees earned to such financial intermediaries for performing such services.

Prior to February 19, 2005, JPMCB served as the Funds' Shareholder Servicing Agent. JPMCB was subject to the fee rates disclosed in the previous table.

JPMCB and the Distributor waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Fund Accounting Fees - JPMCB provides portfolio custody and fund accounting services for the Funds. The amounts paid directly to JPMCB by

JPMorgan Funds

Notes to Financial Statements (unaudited) (continued)

the Funds for custody and fund accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

F. Waivers and Reimbursements - The Advisor, Administrator and Distributor have contractually agreed to waive fees or reimburse the Funds to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed the percentages of the Funds' respective average daily net assets as shown in the table below (%):

	Class A	Class C	Select
Intrepid America Fund	1.25%	1.75%	1.00%
Intrepid Contrarian Fund	1.25	1.75	1.00
Intrepid Growth Fund	1.25	1.75	1.00
Intrepid Value Fund	1.25	1.75	1.00

The contractual expense limitation agreements were in effect for the six months ended June 30, 2005. The expense limitation percentages in the table above are due to expire April 30, 2006.

For the six months ended June 30, 2005, the Funds' service providers waived fees and contractually reimbursed expenses for each of the Funds as follows. None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
Fund	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Intrepid America Fund	$-	$200,984	$22,553	$223,537	$-
Intrepid Contrarian Fund	25,320	11,481	24,252	61,053	-
Intrepid Growth Fund	47,071	8,200	18,104	73,375	58,884
Intrepid Value Fund	32,128	11,747	25,251	69,126	-

G. Other - Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

JPMorgan Funds

Notes to Financial Statements (unaudited) (continued)

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various Funds until distribution in accordance with the Plan.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Intrepid America Fund	$1,369,944,193	$484,414,625
Intrepid Contrarian Fund	17,208,546	15,628,098
Intrepid Growth Fund	82,868,877	15,237,017
Intrepid Value Fund	19,608,375	10,921,718

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows:

	Aggregage Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net unrealized Appreciation (Depreciation)
Intrepid America Fund	$1,230,345,820	$87,842,883	$(11,018,914)	$76,823,969
Intrepid Contrarian Fund	18,656,998	2,482,680	(367,235)	2,115,445
Intrepid Growth Fund	112,801,273	1,529,152	(1,096,380)	432,772
Intrepid Value Fund	22,045,807	3,216,176	(285,746)	2,930,430

6. Borrowings

Effective February 19, 2005, the Funds began relying upon an exemptive order ("Order") permitting the establishment and operation of an Interfund Lending Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current

JPMorgan Funds

Notes to Financial Statements (unaudited) (continued)

repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (formerly One Group Mutual Funds) and may be relied upon by the Funds because they are investment companies in the same "group of investment companies" (as defined in Section 12(d)(1)(G) of the Investment Company Act of 1940).

In addition, effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

Prior to February 18, 2005, the Funds were allowed to borrow money for temporary or emergency purposes, pursuant to a Line of Credit dated April 17, 2003. This agreement enabled the Funds to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and a syndicate of banks, which permitted borrowings up to $250 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This agreement was terminated as of February 18, 2005.

The outstanding borrowings from another fund or from the unsecured uncommitted credit facility or average borrowings for the period ended June 30, 2005, were as follows:

Fund	Outstanding Balance at June 30, 2005	Average Borrowings	Number of Days Oustanding	Interest Paid
Intrepid Value Fund	$-	$496,333	1	$46

As of June 30, 2005, no Funds had outstanding borrowings from another fund or from the unsecured uncommitted credit facility.

9. Concentrations and Indemnifications

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

JPMorgan Funds

Trustees (unaudited)

Name (Year of Birth); Positions With the Trust (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)		Other Directorships Held Outside Fund Complex
Independent Trustees

William J. Armstrong (1941); Trustee since 2005; Trustee of Heritage JPMorgan Funds since 1987.	Retired; Vice President & Treasurer of Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	114		None.

Roland R. Eppley, Jr. (1932); Trustee since 2005; Trustee of Heritage JPMorgan Funds since 1989.	Retired; President & Chief Executive Officer, Eastern Sales Bankcard (1971-1988).	114		Director, Janel Hydro, Inc. (automotive) (1993-present).

John F. Finn (1947); Trustee since 2005; Trustee of Heritage One Group Funds since 1998.	President and Chief Executive Officer of Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979-present).	113	*	Director, Cardinal Health, Inc (CAH) (1994-present).

Dr. Matthew Goldstein (1941); Trustee since 2005; Trustee of Heritage JPMorgan Funds since 2003.	Chancellor of the City University of New York (1999–present); President, Adelphi University (New York) (1998-1999).	114		Trustee of Bronx-Lebanon Hospital Center (1992-present); Director of New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000-present); Director of Lincoln Center Institute for the Arts in Education (1999-present).

Robert J. Higgins (1945); Trustee since 2005; Trustee of Heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President - Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	114		Director of Providian Financial Corp. (banking) (2002-present).

Peter C. Marshall (1942); Trustee since 2005; Trustee of Heritage One Group Funds since 1994.	Self-employed business consultant (2002-present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000-2002); President, DCI Marketing, Inc. (1992-2000).	113	*	None.

Marilyn McCoy (1948); Trustee since 2005; Trustee of Heritage One Group Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	113	*	Director, Mather LifeWays (1994-present); Director, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee since 2005; Trustee of Heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985- 2001).	114		Director of Radio Shack Corporation (electronics) (1987-present); Director of The National Football Foundation and College Hall of Fame (1994-present); Trustee of the Berklee College of Music (1998-present); Trustee of the Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee since 2005; Trustee of Heritage One Group Funds since 1997.	President, Carleton College (2002-present); President, Kenyon College (1995-2002).	113	*	Director, American University in Cairo.

Fergus Reid, III (1932); Trustee (Chairman) since 2005; Trustee (Chairman) of Heritage JPMorgan Funds since 1987.	Chairman of Lumelite Corporation (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer of Lumelite Corporation (1985-2002).	114		Trustee of Morgan Stanley Funds (209 portfolios) (1995-present).

Frederick W. Ruebeck (1939); Trustee since 2005; Trustee of Heritage One Group Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2002-present); Investment Officer, Wabash College (2004-present); self-employed consultant (January 2000-present); Director of Investments, Eli Lilly and Company (1988-1999).	113	*	Director, AMS Group (2001-present); Director, Wabash College (1988-present); Trustee, Seabury-Western Theological Seminary (1993-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee since 2005; Trustee of Heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	114		None.

JPMorgan Funds

Trustees (unaudited)

Name (Year of Birth); Positions With the Trust (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex
Interested Trustee

Leonard M. Spalding, Jr.** (1935); Trustee since 2005; Trustee of Heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer of Chase Mutual Funds (investment company) (1989-1998); President & Chief Executive Officer of Vista Capital Management (investment management) (1990-1998); Chief Investment Executive of Chase Manhattan Private Bank (investment management) (1990-1998).	114	None.

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees includes nine registered investment companies (114 funds) as of August 29, 2005.

* This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.

**Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMorgan Funds

Officers (unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)	Managing Director of JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President (2005)*	Director and Vice President of JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was Vice President of Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JP Morgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2005)	Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration – Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial's asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005;Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004-2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JP Morgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*	Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc).

Ellen W. O'Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O'Brien has served in this capacity since joining the firm in 1991.

Suzanne E. Cioffi (1967), Assistant Treasurer (2005)	Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

Christopher D. Walsh (1965), Assistant Treasurer (2005)	Vice President, JPMorgan Funds Management, Inc. Mr. Walsh has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual Fund Administration at Prudential Investments from 1996 to 2000.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

* The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA 02108.

JPMorgan Funds

Schedule of Shareholder Expenses
Hypothetical $1,000 Investment at Beginning of Period
June 30, 2005 (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

JPMorgan Funds

Schedule of Shareholder Expenses
Hypothetical $1,000 Investment at Beginning of Period
June 30, 2005 (unaudited)

	Beginning Account Value	Ending Account Value, June 30, 2005	Expenses Paid During Period	Annualized Expense Ratio
Intrepid America Fund
Class A
Actual*	$1,000	$1,011.50	$4.44	1.25%
Hypothetical**	$1,000	$1,018.60	$6.26	1.25%
Class C
Actual*	$1,000	$1,009.30	$6.21	1.75%
Hypothetical**	$1,000	$1,016.12	$8.75	1.75%
Select Class
Actual**	$1,000	$1,024.20	$5.02	1.00%
Hypothetical**	$1,000	$1,019.84	$5.01	1.00%
Intrepid Contrarian Fund
Class A
Actual*	$1,000	$1,020.00	$4.46	1.25%
Hypothetical**	$1,000	$1,018.60	$6.26	1.25%
Class C
Actual*	$1,000	$1,017.80	$6.24	1.75%
Hypothetical**	$1,000	$1,016.12	$8.75	1.75%
Select Class
Actual**	$1,000	$1,009.90	$4.98	1.00%
Hypothetical**	$1,000	$1,019.84	$5.01	1.00%
Intrepid Growth Fund
Class A
Actual*	$1,000	$1,009.50	$4.44	1.25%
Hypothetical**	$1,000	$1,018.60	$6.26	1.25%
Class C
Actual*	$1,000	$1,007.90	$6.21	1.75%
Hypothetical**	$1,000	$1,016.12	$8.75	1.75%
Select Class
Actual**	$1,000	$1,007.30	$4.98	1.00%
Hypothetical**	$1,000	$1,019.84	$5.01	1.00%

JPMorgan Funds

Schedule of Shareholder Expenses
Hypothetical $1,000 Investment at Beginning of Period
June 30, 2005 (unaudited)

	Beginning Account Value	Ending Account Value, June 30, 2005	Expenses Paid During Period	Annualized Expense Ratio
Intrepid Value Fund
Class A
Actual*	$1,000	$1,018.30	$4.46	1.25%
Hypothetical**	$1,000	$1,018.60	$6.26	1.25%
Class C
Actual*	$1,000	$1,016.00	$6.23	1.75%
Hypothetical**	$1,000	$1,016.12	$8.75	1.75%
Select Class
Actual**	$1,000	$1,032.80	$5.04	1.00%
Hypothetical**	$1,000	$1,019.84	$5.01	1.00%

* Beginning account value as of February 18, 2005 (commencement of offering of Classes A and C Shares) and expenses paid during the period from February 18, 2005 through June 30, 2005.

**Beginning account value as of January 1, 2005 and expenses paid during the period from January 1, 2005 through June 30, 2005.

SEMI-ANNUAL REPORT

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

JPMorgan Funds Fulfillment Center
6112 W. 73rd Street
Bedford Park, IL 60638

© J.P. Morgan Chase & Co., 2005 All Rights Reserved. August 2005

SAN-INT-605

SEMI-ANNUAL REPORT
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

JPMorgan Funds

U.S. Equity

Funds

Value Advantage Fund

CONTENTS

President's Letter	1

JPMorgan Value Advantage Fund Fund Characteristics	2

Schedule of Portfolio Investments	4

Financial Statements	8

Financial Highlights	14

Notes to Financial Statements	16

Trustees	22

Officers	25

Schedule of Shareholder Expenses	27

Highlights

•  U.S. equities experienced volatility over the six-month period

•  Interest rate increases and rising oil prices were mainstays in economic news

•  Investors felt more encouraged about the FOMC tightening cycle toward the end of the period

•  Mid- and small-capitalization stocks were positive as opposed to their large-capitalization counterparts

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan
Value Advantage Fund

PRESIDENT'S LETTER JULY 11, 2005

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Value Advantage Fund. Inside, you'll find information detailing the performance of the Fund for the six months ended June 30, 2005.

Markets wrestle with volatility

U.S. equities experienced volatility over the period - particularly in the first quarter of 2005 - due primarily to concerns about inflation and economic growth. Even as employment increases, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25-basis point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst - to keep inflation under control and to discourage speculative risk taking. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered their share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

Index performance

The markets showed an erratic ebb and flow during the period. Major large-capitalization stock indexes were negative for the six-month period, with many small- and mid-capitalization stock indexes reporting positive returns. Mid-capitalization stocks were the clear winners, as the Russell Midcap Index returned 3.92%. In addition, small-capitalization stocks made modest gains, with the Russell 2500 Index up 1.24% for the period. Large-capitalization stocks disappointed, as indicated by the S&P 500 Index, which reported a negative 0.81% for the six-month period.

Outlook

As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as obstacles to the economy's progress. However, the weakness in manufacturing appears to be losing steam and showing signs of an impending rebound. Moreover, inflation reports have been much more benign than we expected. We believe, however, that the FOMC will continue on its tightening cycle until evidence of a more decisive slowdown presents itself.

On behalf of us all at JPMorgan Asset Management, thank you for your business. We appreciate the trust you have placed in us, and look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

President
JPMorgan Funds

"As we enter the second half of 2005, the economy continues on a path of moderate expansion."

JPMorgan
Value Advantage Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	3/1/05
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (in Millions)	$27.7
Primary Benchmark	Russell 3000 Value

PERCENTAGE OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	V.F. Corp	5.2%
2.	ProAssurance Corp.	4.1%
3.	Albemarle	3.4%
4.	Clear Channel Communications, Inc.	3.0%
5.	IPC Holdings Ltd.	2.9%
6.	Gannett Co., Inc.	2.6%
7.	North Fork Bancorp, Inc.	2.5%
8.	Washington Post Co. (The)	2.4%
9.	AutoZone, Inc.	2.3%
10.	U.S. Bancorp	2.3%

Top 10 equity holdings comprised 30.7% of the Fund's Net Asset Value ($27,668 in thousands). As of June 30, 2005, the Fund held 58 equity holdings.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan Value Advantage Fund 2

SEMI-ANNUAL REPORT JUNE 30

2005

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

SINCE INCEPTION 3/1/05
CLASS A
Without Sales Charge	3.13%
With Sales Charge*	(2.27%)
CLASS C
Without CDSC	2.93%
With CDSC**	1.93%
SELECT CLASS	3.20%
INSTITUTIONAL CLASS	3.33%

  *  Sales charge for Class A Shares is 5.25%

  **  Assumes 1% CDSC (Contingent deferred sales charge) for one year period.

LIFE OF FUND PERFORMANCE (03/01/05 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 3/1/05.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Value Advantage Fund, Russell 3000 Value Index and Lipper Multi-Cap Value Index from March 1, 2005 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the inception of the Fund. The performances of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 3000 Value Index is an unmanaged broad-based index that replicates the U.S. stock markets. The Lipper Multi-Cap Value Index represents the total returns of the Fund in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan Value Advantage Fund 3

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amount in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long Term Investments - 87.4%
	Common Stocks - 87.4%
	Capital Markets - 2.4%
35	Charles Schwab Corp. (The)	$395
6	Northern Trust Corp.	274
		669
	Chemicals - 4.3%
26	Albemarle Corp.	948
7	International Flavors & Fragrances, Inc.	254
		1,202
	Commercial Banks - 4.9%
25	North Fork Bancorp, Inc.	702
22	U.S. Bancorp	642
		1,344
	Commercial Services & Supplies - 1.7%
13	American Reprographics (a)	209
10	Cendant Corp.	224
1	Pitney Bowes, Inc.	39
		472
	Construction Materials - 3.0%
14	Cemex S.A.de C.V. (Mexico) (ADR)	593
4	Texas Industries, Inc.	225
		818
	Consumer Staples - 1.9%
19	Inergy Holdings LP (a)	530
	Containers & Packaging - 2.5%
24	Pactiv Corp. (a)	518
5	Temple-Inland, Inc.	186
		704
	Diversified Telecommunication Services - 3.3%
7	Alltel Corp.	436
14	CenturyTel, Inc.	485
		921
	Food Products - 0.9%
23	Del Monte Foods Co. (a)	248

SHARES	SECURITY DESCRIPTION	VALUE
	Health Care Providers & Services - 3.1%
7	Coventry Health Care, Inc. (a)	$495
10	Magellan Health Services, Inc. (a)	353
		848
	Hotels, Restaurants & Leisure - 1.4%
30	AFC Enterprises, Inc. (a)	395
	Household Durables - 2.7%
17	WCI Communities, Inc. (a)	545
6	Yankee Candle Co., Inc.	193
		738
	Industrial Conglomerates - 2.9%
7	Carlisle Cos., Inc.	480
8	Walter Industries, Inc.	322
		802
	Insurance - 10.2%
2	American National Insurance Co.	229
12	Assurant, Inc.	433
1	Fairfax Financial Holdings Ltd. (Canada)	232
20	IPC Holdings Ltd. (Bermuda)	792
27	ProAssurance Corp. (a)	1,140
		2,826
	Media - 11.7%
27	Clear Channel Communications, Inc.	835
20	Dex Media, Inc.	488
10	Gannett Co., Inc.	711
5	Lamar Advertising Co., Class A (a)	192
7	Liberty Global, Inc., Class A (a)	327
1	Washington Post Co. (The), Class B	668
		3,221
	Oil, Gas & Consumable Fuels - 6.6%
4	Ashland, Inc. (a)	287
12	Devon Energy Corp.	593
8	Kinder Morgan Management LLC (a)	352
9	Teekay Shipping Corp.	395
20	Transmontaigne, Inc. (a)	210
		1,837

SEE NOTE TO FINANCIAL STATEMENTS.

JPMorgan Value Advantage Fund 4

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amount in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Paper & Forest Products - 2.5%
12	MeadWestvaco Corp.	$336
11	Neenah Paper, Inc.	341
		677
	Real Estate - 5.4%
8	Agree Realty Corp. (REIT)	242
13	National Health Investors, Inc. (REIT)	351
4	Sun Communities, Inc. (REIT)	149
17	W.P. Carey & Co. LLC	498
8	Washington Real Estate Investment Trust (REIT)	250
		1,490
	Software - 0.8%
9	Microsoft Corp.	224
	Specialty Retail - 6.1%
7	AutoZone, Inc. (a)	647
4	Best Buy Co., Inc.	274
9	DSW, Inc. (a)	215
14	Gap, Inc. (The)	267
12	TJX Cos., Inc.	292
		1,695
	Textiles, Apparel & Luxury Goods - 5.2%
25	V.F. Corp.	1,430
	Thrifts & Mortgage Finance - 2.5%
5	Freddie Mac	339
6	Golden West Financial Corp.	354
		693
	Wireless Telecommunication Services -1.4%
8	U.S. Cellular Corp. (a)	399
	Total Common Stocks (Cost $23,263)	24,183

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investments -7.9%
	Investment Companies - 7.9%
2,171	JPMorgan Prime Money Market Fund (b) (m) (Cost $2,171)	$2,171
	Total Investments - 95.3% (Cost $25,434)	26,354
	Other assets in excess of liabilities - 4.7%	1,314
	NET ASSETS - 100.0%	$27,668

Percentages indicated are based on net assets.

SEE NOTE TO FINANCIAL STATEMENTS.

JPMorgan Value Advantage Fund 5

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amount in thousands)

(Unaudited)

(CONTINUED)

Abbreviations:

ADR  - American Depositary Receipt

REIT  - Real Estate Investment Trust

(a)  - Non-income producing security.

(b)  - Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

(m)  - All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA's, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

SEE NOTE TO FINANCIAL STATEMENTS.

JPMorgan Value Advantage Fund 6

THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Value Advantage Fund 7

JPMorgan Value Advantage Fund

STATEMENT OF ASSETS
AND LIABILITIES   AS OF JUNE 30, 2005

(Amounts in thousands, except per share amounts)

(Unaudited)

ASSETS
Investments in non-affiliates, at value	$24,183
Investment in affiliate, at value	2,171
Total investment securities, at value	26,354
Cash	513
Receivables:
Investment securities sold	18
Fund shares sold	2,121
Interest and dividends	43
Expense reimbursements	62
Total Assets	29,111
LIABILITIES
Payables:
Investment securities purchased	1,387
Fund shares redeemed	20
Accrued liabilities:
Shareholder servicing fees	4
Distribution fees	9
Custodian and accounting fees	12
Trustees' fees - deferred	-	(b)
Other	11
Total Liabilities	1,443
NET ASSETS	$27,668
NET ASSETS
Paid in capital	26,698
Accumulated undistributed (distributions in excess of) net investment income	30
Accumulated undistributed net realized gains (losses) from investments	20
Net unrealized appreciation (depreciation) from investments	920
Net Assets	$27,668

  (b)  Amount is less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Value Advantage Fund 8

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF ASSETS
AND LIABILITIES  AS OF JUNE 30, 2005

(Amounts in thousands, except per share amounts)

(Unaudited)

NET ASSETS
Class A	$9,476
Class C	$15,917
Select Class	$1,758
Institutional Class	$517
Total	$27,668

Outstanding units of beneficial interest (shares) (unlimited amount authorized $0.0001 par value):
Class A	613
Class C	1,031
Select Class	113
Institutional Class	33
Total	1,790

Net Asset Value:
Class A - Redemption price per share	$15.47
Class C - Offering price per share (a)	$15.44
Select Class - Offering and redemption price	$15.48
Institutional Class - Offering and redemption price	$15.50
Class A Maximum Public Offering Price Per Share (net asset value per share/94.75%)	$16.33
Cost of investments	$25,434

  (a)  Redemption price for Class C shares varies over time the shares are held

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Value Advantage Fund 9

JPMorgan Value Advantage Fund

STATEMENT OF
OPERATIONS  FOR THE PERIOD MARCH 1, 2005(a) TO JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

INVESTMENT INCOME
Dividend income	$73
Dividend income from affiliates*	10
Total investment income	83
EXPENSES
Investment advisory fees	23
Administration fees	4
Distribution fees (Class A)	3
Distribution fees (Class C)	14
Shareholder servicing fees (Class A)	3
Shareholder servicing fees (Class C)	5
Shareholder servicing fees (Select Class)	1
Shareholder servicing fees (Institutional Class)	- (b)
Custodian and accounting fees	18
Professional fees	21
Trustees' fees	- (b)
Printing and mailing costs	3
Registration and filing fees	66
Transfer agent fees	7
Other	1
Total expenses before waivers	169
Less amounts waived	(27)
Less earnings credits	(1)
Less expense reimbursements	(88)
Net expenses	53
Net investment income (loss)	30
REALIZED/UNREALIZED GAINS
(LOSSES) FROM INVESTMENTS
Net realized gain (loss) on transactions from investments	20
Change in net unrealized appreciation/(depreciation) of investments	920
Net realized/unrealized gains (losses) on investments	940
Net increase (decrease) in net assets resulting from operations	$970
* Includes reimbursements of investment advisory and administration fees, and shareholder servicing fees	$1

  (a)  Commencement of operations.

  (b)  Amount is less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Value Advantage Fund 10

JPMorgan Value Advantage Fund

STATEMENT OF CHANGES
IN NET ASSETS

(Amounts in thousands)

(Unaudited)

For the Period 3/1/05 (a) to 6/30/05
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$30
Net realized gain (loss) on investments	20
Change in net unrealized appreciation/ (depreciation) of investments	920
Increase (decrease) in net assets from operations	970
CAPITAL SHARE TRANSACTIONS
Increase (decrease)	26,698
NET ASSETS
Total increase (decrease) in net assets	27,668
Beginning of period	-
End of period	$27,668
Accumulated undistributed (distributions in excess of) net investment income	$30

  (a)  Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Value Advantage Fund 11

JPMorgan Value Advantage Fund

STATEMENT OF CHANGES
IN NET ASSETS (CONTINUED)

(Amount in thousands)

(Unaudited)

	For the Period 3/1/05 (a) to 6/30/05
CAPITAL TRANSACTIONS
Class A Shares
Proceeds from shares issued	$9,262
Cost of shares redeemed	(124)
Change in net assets from Class A capital transactions	$9,138
Class C Shares
Proceeds from shares issued	$15,489
Cost of shares redeemed	(119)
Change in net assets from Class C capital transactions	$15,370
Select Shares
Proceeds from shares issued	$1,690
Cost of shares redeemed	(-	)(b)
Change in net assets from Select Class capital transactions	$1,690
Institutional Class Shares
Proceeds from shares issued	$500
Cost of shares redeemed	(-	)(b)
Change in net assets from Institutional Class capital transactions	$500
SHARE TRANSACTIONS
Class A Shares
Issued	621
Redeemed	(8)
Change in Class A Shares	613
Class C Shares
Issued	1,039
Redeemed	(8)
Change in Class C Shares	1,031
Select Shares
Issued	113
Redeemed	(-	)(b)
Change in Select Class Shares	113
Institutional Class Shares
Issued	33
Redeemed	(-	)(b)
Change in Institutional Class capital Shares	33

  (a)  Commencement of operations.

  (b)  Amount is less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Value Advantage Fund 12

THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Value Advantage Fund 13

JPMorgan Value Advantage Fund

FINANCIAL HIGHLIGHTS

	Per share operating performance:							Ratios/Supplemental data:
		Investment operations:							Ratios to average net assets:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value, end of period	Total return (excludes sales charge) (c)	Net assets end of period (thousands)	Net expenses (b)	Net investment income (loss) (b)	Expenses without waivers reimbursements and earnings credits (b)	Portfolio turnover rate (c)
JPMORGAN VALUE ADVANTAGE FUND (CLASS A)
3/1/05(a) to 6/30/05 (Unaudited)	$15.00	0.06	(d)	0.41	0.47	$15.47	3.13%	$9,476	1.25%	1.11%	4.58%	36%
JPMORGAN VALUE ADVANTAGE FUND (CLASS C)
3/1/05(a) to 6/30/05 (Unaudited)	$15.00	0.03	(d)	0.41	0.44	$15.44	2.93%	$15,917	1.75%	0.61%	5.10%	36%
JPMORGAN VALUE ADVANTAGE FUND (SELECT CLASS)
3/1/05(a) to 6/30/05 (Unaudited)	$15.00	0.06	(d)	0.42	0.48	$15.48	3.20%	$1,758	1.00%	1.22%	4.06%	36%
JPMORGAN VALUE ADVANTAGE FUND (INSTITUTIONAL CLASS)
3/1/05(a) to 6/30/05 (Unaudited)	$15.00	0.06	(d)	0.44	0.50	$15.50	3.33%	$517	0.75%	1.22%	3.36%	36%

  (a)  Commencement of operations

  (b)  Annualized for periods less than one year

  (c)  Not annualized for periods less than one year

  (d)  Calculated based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Value Advantage Fund 14

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Value Advantage Fund 15

JPMorgan Value Advantage Fund

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

1. Organization

JPMorgan Trust I ("JPM I") (the "Trust") was organized on November 5, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company.

The following is a separate fund (the "Fund") of the Trust covered by this report:

FUND	CLASSES OFFERED
Value Advantage Fund	Class A, Class C, Select and Institutional

The Fund commenced operations on March 1, 2005.

Class A shares generally provide for a front-end sales charge while Class C shares provide for a contingent deferred sales charge. No sales charges are assessed with respect to the Select Class and Institutional Class shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Fund's prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments - Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the Fund will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at

JPMorgan Value Advantage Fund 16

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

such investment company's current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Fund applies fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Fund's advisor determines that use of another valuation methodology is appropriate. The pricing services uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rate in other markets, in determining fair value as of the time the Fund calculates its net asset value.

B. Security Transactions and Investment Income - Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Fund first learns of the dividend.

C. Allocation of Income and Expenses - In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to the Fund are charged directly to the Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

D. Federal Income Taxes - The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

E. Dividends and Distributions to Shareholders - Dividends from net investment income are declared and paid annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments from expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee - Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management,

JPMorgan Value Advantage Fund 17

JPMorgan Value Advantage Fund

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

Inc. (the "Advisor") acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Fund's average daily net assets at an annual fee rate of 0.65%.

The Fund may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administrative and shareholder servicing fees are waived and/or reimbursed from the Fund in an amount sufficient to offset any doubling up of these fees related to the Fund's investment in an affiliated money market fund to the extent required by law.

The Advisor waived Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee - Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. ("JPMFM", the "Administrator"), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding the money market funds; Investor Balanced Fund, Investor Conservative Growth Fund, Investor Growth Fund and Investor Growth & Income Fund) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

The Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.F.

Effective July 1, 2005, J.P. Morgan Investor Services Co. ("JPMIS"), a wholly owned subsidiary of JPMorgan, began serving as the Fund's sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to JPMFM as Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Fund's sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

C. Distribution Fees - Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. ("Distributor"), a wholly-owned subsidiary of JPMorgan, serves as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares.

The Trustees have adopted a Distribution Plan (the "Distribution Plan") for Class A and C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

Distribution Fee Rate
Class A	Class C
0.25%	0.75%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A shares and the contingent deferred sales charges ("CDSC") from redemptions of Class C shares and certain Class A shares for which front-end sales charges have been waived.

JPMorgan Value Advantage Fund 18

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

D. Shareholder Servicing Fees - The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides account administration and personal account maintenance services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

Shareholder Servicing Fee Rate
Class A	Class C	Select Class	Institutional Class
0.25	0.25	0.25	0.10

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such financial intermediaries for performing such services.

E. Custodian and Fund Accounting Fees - JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly owned subsidiary of JPMorgan provides portfolio custody and fund accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and fund accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

F. Waivers and Reimbursements - The Advisor, Administrator and Distributor have contractually agreed to waive fees or reimburse the Fund to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed the percentages of the Fund's average daily net assets as shown in the table below (%):

Class A	Class C	Select Class	Institutional Class
1.25	1.75	1.00	0.75

The contractual expense limitation agreements were in effect for the period ended June 30, 2005. The expense limitation percentages in the table above are due to expire April 30, 2006.

For the period ended June 30, 2005, the Fund's service providers waived fees and contractually reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing		Total	Reimbursements
FUND
Value Advantage Fund	$23	$4	$-	(a)	$27	$88

  (a)  Amount rounds to less than one thousand

JPMorgan Value Advantage Fund 19

JPMorgan Value Advantage Fund

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

G. Other - Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Fund for serving in their respective roles.

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee.

During the period, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party brokers/ dealers. For the period ended June 30, 2005, the Fund did not have any transactions with brokers/ dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the period ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases	Sales
FUND
Value Advantage Fund	$25,760	2,517

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows (amounts in thousands):

	Aggregate cost	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized appreciation (depreciation)
Value Advantage Fund	$25,434	$1,104	$184	$920

6. Borrowings

The Fund relies upon an exemptive order ("Order") permitting the establishment and operation of an Interfund Lending Facility ("Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (formerly One Group Mutual Funds) and may be relied upon by the Fund because it is an investment company in the same "group of investment companies" (as defined in Section 12(d)(1)(G) of the Investment Company Act of 1940).

JPMorgan Value Advantage Fund 20

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

As of June 30, 2005, the Fund had no outstanding borrowings from another fund or from the unsecured uncommitted credit facility.

7. Concentrations and Indemnifications

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

JPMorgan Value Advantage Fund 21

JPMorgan Value Advantage Fund

TRUSTEES

(Unaudited)

Name (Year of Birth); Positions With the Trust (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)		Other Directorships Held Outside Fund Complex
Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; Vice President & Treasurer of Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	114		None

Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President & Chief Executive Officer, Eastern Sales Bankcard (1971-1988).	114		Director, Janel Hydro, Inc. (automotive) (1993-present).

John F. Finn (1947); Trustee of Trust since 2005. Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer of Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979-present).	113	*	Director, Cardinal Health, Inc (CAH) (1994-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor of the City University of New York (1999–present); President, Adelphi University (New York) (1998-1999).	114		Trustee of Bronx-Lebanon Hospital Center (1992-present); Director of New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000-present); Director of Lincoln Center Institute for the Arts in Education (1999-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President – Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	114		Director of Providian Financial Corp. (banking) (2002-present).

Peter C. Marshall (1942); Trustee of Trust since 2005. Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000-2002); President, DCI Marketing, Inc. (1992-2000).	113	*	None.

JPMorgan Value Advantage Fund 22

SEMI-ANNUAL REPORT JUNE 30

2005

TRUSTEES

(Unaudited)

Name (Year of Birth); Positions With the Trust (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)		Other Directorships Held Outside Fund Complex
Independent Trustees (continued)

Marilyn McCoy (1948); Trustee of Trust since 2005. Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	113	*	Director, Mather LifeWays (1994-present); Director, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985- 2001).	114		Director of Radio Shack Corporation (electronics) (1987-present); Director of The National Football Foundation and College Hall of Fame (1994-present); Trustee of the Berklee College of Music (1998-present); Trustee of the Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005. Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002-present); President, Kenyon College (1995-2002).	113	*	Director, American University in Cairo.

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman of Lumelite Corporation (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer of Lumelite Corporation (1985-2002).	114		Trustee of Morgan Stanley Funds (209 portfolios) (1995-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005. Trustee of heritage One Group Mutual Funds since 1990.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2002-present); Investment Officer, Wabash College (2004-present); self-employed consultant (January 2000-present); Director of Investments, Eli Lilly and Company (1988-1999).	113	*	Director, AMS Group (2001-present); Director, Wabash College (1988-present); Trustee, Seabury-Western Theological Seminary (1993-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	114		None.

JPMorgan Value Advantage Fund 23

JPMorgan Value Advantage Fund

TRUSTEES

(Unaudited)

Name (Year of Birth); Positions With the Trust (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Interested Trustee

Leonard M. Spalding, Jr.** (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer of Chase Mutual Funds (investment company) (1989-1998); President & Chief Executive Officer of Vista Capital Management (investment management) (1990-1998); Chief Investment Executive of Chase Manhattan Private Bank (investment management) (1990-1998).	114	None.

  (1)  A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves includes nine registered investment companies (114 funds) as of August 29, 2005.

  *  This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.

  **  Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMorgan Value Advantage Fund 24

SEMI-ANNUAL REPORT JUNE 30

2005

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with Trust Fund (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)	Managing Director of JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President (2005)*	Director and Vice President of JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was Vice President of Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2005)	Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration – Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial's asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004-2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*	Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc).

Ellen W. O'Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O'Brien has served in this capacity since joining the firm in 1991.

JPMorgan Value Advantage Fund 25

JPMorgan Value Advantage Fund

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Fund (Since)	Principal Occupations During Past 5 Years
Suzanne E. Cioffi (1967), Assistant Treasurer (2005)	Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

Christopher D. Walsh (1965), Assistant Treasurer	Vice President, JPMorgan Funds Management, Inc. Mr. Walsh has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual Fund Administration at Prudential Investments from 1996 to 2000.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

  *  The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

  **  The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA 02108.

JPMorgan Value Advantage Fund 26

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

JPMorgan Value Advantage Fund 27

JPMorgan Value Advantage Fund

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

(Unaudited)

	Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period January 1, to June 30, 2005	Annualized Expense Ratio
JPMORGAN VALUE ADVANTAGE FUND
Class A*	$1,000	$1,031.30	$4.24	1.25%
Hypothetical**	$1,000	$1,018.60	$6.26	1.25%
Class C*	$1,000	$1,029.30	$5.93	1.75%
Hypothetical**	$1,000	$1,016.12	$8.75	1.75%
Select Class*	$1,000	$1,032.00	$3.40	1.00%
Hypothetical**	$1,000	$1,019.84	$5.01	1.00%
Institutional Class*	$1,000	$1,033.30	$2.58	0.75%
Hypothetical**	$1,000	$1,021.03	$3.81	0.75%

* Beginning account value as of March 1, 2005 (commencement of offering of the Class A, C, Select Class and Institutional Class Shares) and expenses paid during the period from March 1, 2005 through June 30, 2005.

** Beginning account value as of January 1, 2005 and expenses paid during the period from January 1, 2005 through June 30, 2005.

JPMorgan Value Advantage Fund 28

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

Contact JPMorgan Funds Service Center at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Funds' website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PRSRT STD

U.S. POSTAGE

PAID

PERMIT 2891

KANSAS CITY, MO

SAN-VA-605

JPMorgan Funds Fulfillment Center
6112 W. 73rd Street
Bedford Park, IL 60638

© J.P. Morgan Chase & Co., 2005 All rights reserved. August 2005.

SEMI-ANNUAL REPORT

SIX MONTHS ENDED JUNE 30, 2005

JPMorgan Funds

U.S. Equity

Funds

Diversified Fund

CONTENTS

President's Letter	1

JPMorgan Diversified Fund Fund Characteristics	3

Schedule of Portfolio Investments	5

Financial Statements	42

Financial Highlights	50

Notes to Financial Statements	60

Trustees	75

Officers	77

Schedule of Shareholder Expenses	79

Highlights

•  U.S. equities experienced volatility over the six-month period

•  Interest rate increases and rising oil prices were mainstays in economic news

•  Investors felt more encouraged about the FOMC tightening cycle toward the end of the period

•  Mid- and small-capitalization stocks were positive as opposed to their large-capitalization counterparts

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan
Diversified Fund

PRESIDENT'S LETTER JULY 11, 2005  (Unaudited)

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Diversified Fund. Inside, you'll find information detailing the performance of the Fund for the six months ended June 30, 2005.

Markets wrestle with volatility

U.S. equities experienced volatility over the period - particularly in the first quarter of 2005 - due primarily to concerns about inflation and economic growth. Even as employment increases, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25-basis point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst - to keep inflation under control and to discourage speculative risk taking. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered their share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

Index performance

The markets showed an erratic ebb and flow during the period. Major large-capitalization stock indexes were negative for the six-month period, with many small- and mid-capitalization stock indexes reporting positive returns. Mid-capitalization stocks were the clear winners, as the Russell Midcap Index returned 3.92%. In addition, small-capitalization stocks made modest gains, with the Russell 2500 Index up 1.24% for the period. Large-capitalization stocks disappointed, as indicated by the S&P 500 Index, which reported a negative 0.81% for the six-month period.

Outlook

As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as obstacles to the economy's progress. However, the weakness in manufacturing appears to be losing steam and showing signs of an impending rebound. Moreover, inflation reports have been much more benign than we expected. We believe, however, that the FOMC will continue on its tightening cycle until evidence of a more decisive slowdown presents itself.

"As we enter the second half of 2005, the economy continues on a path of moderate expansion."

JPMorgan
Diversified Fund

CONTINUED  (Unaudited)

On behalf of us all at JPMorgan Asset Management, thank you for your business. We appreciate the trust you have placed in us, and look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

President
JPMorgan Funds

JPMorgan Diversified Fund2

JPMorgan
Diversified Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS

Fund Inception	9/10/93

Fiscal Year End	December 31

Net Assets as of 6/30/2005 (In Millions)	$766.2

Primary Benchmark	Fund Benchmark

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

TOP TEN EQUITY HOLDINGS OF PORTFOLIO
1.	General Electric Co.	2.0%
2.	Citigroup, Inc.	1.8%
3.	Exxon Mobil Corp.	1.8%
4.	Microsoft Corp.	1.5%
5.	Johnson & Johnson	1.1%
6.	Coca-Cola Co. (The)	1.1%
7.	Procter & Gamble Co.	1.0%
8.	Tyco International Ltd. (Bermuda)	0.9%
9.	Cisco Systems, Inc.	0.9%
10.	Altria Group, Inc.	0.8%

Top 10 equity holdings comprised 12.9% of the Portfolio's Net Asset Value ($98,590 in thousands). As of June, 30, 2005 the Fund held 1,082 equity holdings. Portfolio holdings are subject to change at any time.

JPMorgan Diversified Fund3

JPMorgan
Diversified Fund

CONTINUED

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES
Without Sales Charge	(0.34%)	6.86%	7.16%	0.50%	7.46%
With Sales Charge*	(0.56%)	1.22%	5.26%	(0.58%)	6.88%
CLASS B SHARES
Without Sales Charge	(0.59%)	6.18%	6.64%	0.21%	7.31%
With Sales Charge**	(5.53%)	1.18%	5.76%	(0.12%)	7.31%
CLASS C SHARES
Without Sales Charge	(0.58%)	6.28%	6.67%	0.22%	7.31%
With Sales Charge***	(1.57%)	5.28%	6.67%	0.22%	7.31%
SELECT CLASS SHARES	(0.15%)	7.22%	7.45%	0.66%	7.55%
INSTITUTIONAL CLASS SHARES	(0.03%)	7.48%	7.72%	0.95%	7.86%

  *  Sales Charge for Class A Shares is 5.25%.

  **  Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the 10 year period.

  ***  Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR FUND PERFORMANCE (06/30/95 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 9/10/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the
J.P. Morgan Institutional Diversified Fund, which are similar to the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Diversified Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A, B, and C Shares prior to 3/24/03 (offering date of the Class A, B, and C Shares) are calculated using the historical expenses of the Select Shares which are lower than the expenses of the Class A, B, and C Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Diversified Fund, Fund Benchmark. S&P 500 Index, and Lipper Balanced Funds Index from June 30, 1995 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividend and capital gains and does not include a sales charge. The performance of the indices do not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Fund Benchmark is comprised of 52% of the S&P 500 Index, 3% of the Russell 2000 Index, 35% of the Citigroup Broad Investment Grade Bond Index and 10% of the MSCI EAFE Index. The S&P 500 Index is an unmanaged broad-based index that replicates the U.S. stock markets. The Lipper Balanced Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan Diversified Fund4

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
		Common Stocks - 66.3%
		Aerospace & Defense - 0.6%
1		Armor Holdings, Inc. (a) (m)	$24
2		Aviall, Inc. (a) (m)	54
1		BE Aerospace, Inc. (a) (m)	19
-	(h)	Curtiss-Wright Corp.	16
2		Esterline Technologies Corp. (a)	68
1		Heico Corp. (c)	19
-	(h)	Hexcel Corp. (a)	7
1		Kaman Corp., Class A	16
3		Lockheed Martin Corp.	182
5		Moog, Inc., Class A (a)	148
30		Northrop Grumman Corp.	1,641
1		Orbital Sciences Corp. (a) (c)	8
12		Raytheon Co.	458
-	(h)	Triumph Group, Inc. (a)	1
36		United Technologies Corp.	1,827
			4,488
		Air Freight & Logistics - 0.7%
22		FedEx Corp.	1,798
-	(h)	Hub Group, Inc., Class A (a)	10
33		TNT N.V. (Netherlands)	823
41		United Parcel Service, Inc., Class B	2,850
			5,481
		Airlines - 0.0% (g)
3		America West Holdings Corp., Class B (a) (c) (m)	16
-	(h)	Continental Airlines, Inc., Class B (a) (c)	4
1		Delta Air Lines, Inc. (a) (c)	5
4		ExpressJet Holdings, Inc. (a)	33
2		Mesa Air Group, Inc. (a) (c)	15
-	(h)	Northwest Airlines Corp. (a) (c)	2
3		Pinnacle Airlines Corp. (a) (c)	28
2		Skywest, Inc.	38
			141
		Auto Components - 0.3%
1		American Axle & Manufacturing Holdings, Inc. (m)	15
1		ArvinMeritor, Inc. (m)	21
1		Hayes Lemmerz International, Inc. (a)	9

SHARES		SECURITY DESCRIPTION	VALUE
		Auto Components - Continued
33		Johnson Controls, Inc.	$1,885
16		Lear Corp. (c)	564
-	(h)	Sauer-Danfoss, Inc.	5
-	(h)	Stoneridge, Inc. (a)	3
3		Tenneco Automotive, Inc. (a)	45
38		TI Automotive Ltd. (United Kingdom), Class A (a) (f)	-
			2,547
		Automobiles - 0.4%
12		Bayerische Motoren Werke AG (Germany)	562
1		Fleetwood Enterprises, Inc. (a)	9
2		Harley-Davidson, Inc.	119
12		Honda Motor Co., Ltd. (Japan)	565
20		Peugeot S.A. (France)	1,208
1		Thor Industries, Inc. (c)	44
23		Toyota Motor Corp. (Japan)	835
-	(h)	Winnebago Industries, Inc. (c)	10
			3,352
		Beverages - 1.4%
2		Anheuser-Busch Cos., Inc. (m)	87
193		Coca-Cola Co. (The)	8,053
46		Coca-Cola Enterprises, Inc.	1,016
28		PepsiCo, Inc.	1,521
21		SABMiller plc (United Kingdom)	323
			11,000
		Biotechnology - 1.1%
1		Abgenix, Inc. (a) (c) (m)	5
3		Alexion Pharmaceuticals, Inc. (a) (c) (m)	58
71		Amgen, Inc. (a) (m)	4,288
1		Applera Corp. - Celera Genomics Group (a) (m)	9
1		Cell Genesys, Inc. (a) (c)	5
1		Corixa Corp. (a)	3
3		Cubist Pharmaceuticals, Inc. (a)	33
1		CV Therapeutics, Inc. (a) (c)	11
-	(h)	Diversa Corp. (a)	2
1		Encysive Pharmaceuticals, Inc. (a) (c)	15
1		Enzon Pharmaceuticals, Inc. (a)	5
-	(h)	Exelixis, Inc. (a)	3

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund5

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

SHARES		SECURITY DESCRIPTION	VALUE
		Biotechnology - Continued
8		Genelabs Technologies (a)	$4
36		Gilead Sciences, Inc. (a)	1,589
1		ICOS Corp. (a)	11
5		Incyte Corp. (a)	37
1		Lifecell Corp. (a)	11
1		Ligand Pharmaceuticals, Inc., Class B	7
-	(h)	Martek Biosciences Corp. (a)	18
1		Myriad Genetics, Inc. (a) (c)	23
2		Nabi Biopharmaceuticals (a)	32
43		OSI Pharmaceuticals, Inc. (a) (c)	1,776
2		Rigel Pharmaceuticals, Inc. (a)	41
1		Seattle Genetics, Inc. (a) (c)	6
-	(h)	Tanox, Inc. (a)	1
1		Telik, Inc. (a)	15
-	(h)	Transkaryotic Therapies, Inc. (a)	11
1		United Therapeutics Corp. (a)	48
-	(h)	Vicuron Pharmaceuticals, Inc. (a)	8
			8,075
		Building Products - 0.0% (g)
1		ElkCorp	16
-	(h)	Griffon Corp. (a)	9
2		Jacuzzi Brands, Inc. (a)	24
3		Lennox International, Inc.	61
1		NCI Building Systems, Inc. (a) (c)	33
3		Universal Forest Products, Inc.	130
1		York International Corp. (c)	38
			311
		Capital Markets - 2.3%
4		Bank of New York Co., Inc. (The) (m)	112
45		Charles Schwab Corp. (The)	502
228		Daiwa Securities Group, Inc. (Japan)	1,400
7		E*Trade Financial Corp. (a) (c)	91
34		Goldman Sachs Group, Inc.	3,428
20		Mellon Financial Corp.	582
2		Merrill Lynch & Co., Inc.	94
95		Morgan Stanley	5,001
-	(h)	National Financial Partners Corp.	16
101		State Street Corp.	4,849
20		UBS AG (Switzerland) (Registered)	1,552
1		Waddell & Reed Financial, Inc.	13
			17,640

SHARES		SECURITY DESCRIPTION	VALUE
		Chemicals - 1.6%
51		Air Products & Chemicals, Inc. (m)	$3,057
5		BASF AG (Germany)	334
54		Bayer AG (Germany)	1,783
-	(h)	Cytec Industries, Inc.	4
2		FMC Corp. (a)	90
2		Georgia Gulf Corp.	50
-	(h)	H.B. Fuller Co.	10
1		Headwaters, Inc. (a) (c)	21
2		Hercules, Inc. (a)	25
-	(h)	Kronos Worlwide, Inc.	3
92		Mitsui Chemicals, Inc. (Japan)	538
79		Nalco Holding Co. (a)	1,552
1		NewMarket Corp. (a)	9
3		PolyOne Corp. (a)	20
59		Praxair, Inc.	2,746
38		Rohm & Haas Co. (c)	1,775
1		Terra Industries, Inc. (a)	7
2		W.R. Grace & Co. (a) (c)	17
1		Wellman, Inc.	11
			12,052
		Commercial Banks - 4.3%
-	(h)	ABC Bancorp (m)	6
24		Alpha Bank AE (Greece)	646
1		Amcore Financial, Inc. (m)	24
109		Banca Intesa S.p.A. (Italy)	499
-	(h)	BancFirst Corp. (m)	9
212		Bangkok Bank PCL (Thailand)	551
86		Bank of America Corp. (m)	3,913
2		Bank of the Ozarks, Inc. (c) (m)	59
88		Barclays plc (United Kingdom)	874
7		BB&T Corp. (m)	260
28		BNP Paribas (France)	1,944
-	(h)	Capital Corp. of the West	5
-	(h)	Capitol Bancorp Ltd.	13
-	(h)	Center Financial Corp.	5
1		Central Pacific Financial Corp.	32
-	(h)	Chemical Financial Corp.	14
-	(h)	City Holding Co.	11
1		Columbia Banking System, Inc.	15
-	(h)	Comerica, Inc.	17
2		Community Bank System, Inc.	54
-	(h)	Community Trust Bancorp, Inc.	14

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund6

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
		Commercial Banks - Continued
12		Compass Bancshares, Inc.	$522
2		EuroBancshares, Inc. (a)	29
1		First Bancorp (c)	40
1		First Republic Bank	19
1		First State Bancorp, Inc. (c)	28
1		Glacier Bancorp, Inc.	16
1		Gold Banc Corp., Inc.	19
1		Greater Bay Bancorp (c)	21
-	(h)	Hanmi Financial Corp.	5
143		HSBC Holdings plc (United Kingdom)	2,272
1		IBERIABANK Corp.	80
13		ICICI Bank Ltd. (India) (ADR)	292
1		Independent Bank Corp./MI	34
2		Irwin Financial Corp.	51
1		Keycorp	17
14		Kookmin Bank (South Korea) (ADR)	627
-	(h)	Macatawa Bank Corp.	4
8		Marshall & Ilsley Corp.	360
-	(h)	MB Financial, Inc.	12
-	(h)	Mercantile Bank Corp.	13
-	(h)	Nara Bancorp, Inc.	6
64		North Fork Bancorp, Inc.	1,795
1		Oriental Financial Group	15
-	(h)	Pacific Capital Bancorp	9
-	(h)	Peoples Bancorp, Inc.	8
2		PNC Financial Services Group, Inc.	114
2		PrivateBancorp, Inc. (c)	64
1		Republic Bancorp, Inc.	19
-	(h)	Republic Bancorp, Inc., Class A	2
132		Royal Bank of Scotland Group plc (United Kingdom)	3,987
-	(h)	Simmons First National Corp., Class A	8
-	(h)	Southwest Bancorp, Inc.	2
-	(h)	State Financial Services Corp.	4
-	(h)	Sterling Bancorp	8
3		Sterling Bancshares, Inc.	42
-	(h)	Sumitomo Mitsui Financial Group, Inc. (Japan)	451
3		Summit Bancshares, Inc.	47
1		Sun Bancorp, Inc. (a)	13
-	(h)	Taylor Capital Group, Inc.	4
1		TCF Financial Corp. (c)	16
-	(h)	TriCo Bancshares	7

SHARES		SECURITY DESCRIPTION	VALUE
		Commercial Banks - Continued
148		U.S. Bancorp	$4,310
-	(h)	UFJ Holdings, Inc. (Japan) (a)	2,354
-	(h)	Umpqua Holdings Corp.	7
85		Wells Fargo & Co.	5,216
1		West Coast Bancorp	29
1		Westamerica Bancorp	53
-	(h)	Western Sierra Bancorp (a)	3
1		Wilshire Bancorp, Inc.	14
-	(h)	Wintrust Financial Corp.	21
8		Zions Bancorp	588
			32,642
		Commercial Services & Supplies - 0.1%
3		Angelica Corp. (m)	69
-	(h)	Banta Corp. (m)	14
-	(h)	Coinstar, Inc. (a)	7
2		Corinthian Colleges, Inc. (a)	31
-	(h)	CRA International, Inc. (a)	5
-	(h)	DiamondCluster International, Inc. (a)	5
1		Dollar Financial Corp. (a)	8
1		Duratek, Inc. (a)	19
-	(h)	General Binding Corp. (a)	4
1		Geo Group, Inc. (The) (a)	20
-	(h)	Gevity HR, Inc.	2
1		Heidrick & Struggles, Inc. (a)	37
6		IKON Office Solutions, Inc.	57
-	(h)	Imagistics International, Inc. (a)	11
1		Interpool, Inc.	11
1		John H. Harland Co.	46
-	(h)	Korn/Ferry International (a)	5
2		Labor Ready, Inc. (a)	40
1		Navigant Consulting, Inc. (a)	25
-	(h)	Pre-Paid Legal Services, Inc.	18
1		SOURCECORP, Inc. (a)	12
1		Spherion Corp. (a) (c)	6
3		TeleTech Holdings, Inc. (a) (c)	21
-	(h)	Tetra Tech, Inc. (a)	4
1		United Rentals, Inc. (a)	18
1		United Stationers, Inc. (a)	29
-	(h)	Vertrue, Inc. (a) (c)	4
-	(h)	Waste Connections, Inc. (a)	15
			543

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund7

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

SHARES		SECURITY DESCRIPTION	VALUE
		Communications Equipment - 2.2%
3		3Com Corp. (a)	$11
1		Ariba, Inc. (a) (m)	4
2		Arris Group, Inc. (a) (m)	18
2		Aspect Communications Corp. (a) (m)	20
1		Audiovox Corp. (a) (m)	8
1		Avocent Corp. (a) (m)	26
-	(h)	Bel Fuse, Inc., Class B (m)	9
1		Black Box Corp. (c)	25
1		C-COR, Inc. (a) (c)	8
1		CIENA Corp. (a)	2
342		Cisco Systems, Inc. (a)	6,542
1		CommScope, Inc. (a)	21
-	(h)	Comtech Telecommunications Corp. (a) (c)	15
198		Corning, Inc. (a)	3,286
-	(h)	Ditech Communications Corp. (a)	3
-	(h)	Echelon Corp. (a) (c)	3
1		Enterasys Networks, Inc. (a)	1
2		Extreme Networks, Inc. (a)	7
1		Finisar Corp. (a)	1
1		Foundry Networks, Inc. (a)	11
-	(h)	Glenayre Technologies, Inc. (a)	1
1		Harmonic, Inc. (a)	4
-	(h)	Interdigital Communications Corp. (a)	7
2		Inter-Tel, Inc.	41
42		Juniper Networks, Inc. (a) (c)	1,049
108		Motorola, Inc.	1,965
3		MRV Communications, Inc. (a)	6
1		Netgear, Inc. (a)	15
2		Plantronics, Inc.	65
-	(h)	Polycom, Inc. (a)	4
-	(h)	Powerwave Technologies, Inc. (a)	3
107		Qualcomm, Inc.	3,532
1		Redback Networks, Inc. (a) (c)	4
1		SafeNet, Inc. (a)	27
1		Spirent plc (United Kingdom) (a)	-	(h)
3		Symmetricom, Inc. (a)	28
1		Tekelec (a)	16
-	(h)	Terayon Communication Systems, Inc. (a)	1
2		Utstarcom, Inc. (a) (c)	17
1		Westell Technologies, Inc. (a)	8
			16,814

SHARES		SECURITY DESCRIPTION	VALUE
		Computers & Peripherals - 1.6%
3		Adaptec, Inc. (a) (m)	$10
1		Advanced Digital Information Corp. (a) (m)	6
12		Apple Computer, Inc. (a) (m)	445
5		Brocade Communications Systems, Inc. (a)	18
85		Dell, Inc. (a)	3,370
1		Dot Hill Systems Corp. (a)	4
-	(h)	Electronics for Imaging, Inc. (a)	7
79		EMC Corp. (a)	1,077
2		Gateway, Inc. (a)	6
41		Hewlett-Packard Co.	962
1		Hutchinson Technology, Inc. (a) (c)	46
1		Hypercom Corp. (a)	5
1		Imation Corp.	39
1		Intergraph Corp. (a) (c)	34
56		International Business Machines Corp.	4,191
1		Komag, Inc. (a)	34
22		Lexmark International, Inc., Class A (a)	1,417
4		Maxtor Corp. (a)	19
1		McData Corp. (a)	2
9		NCR Corp. (a)	320
1		PalmOne, Inc. (a) (c)	24
2		Quantum Corp. (a)	6
5		Silicon Graphics, Inc. (a) (c)	3
-	(h)	Stratasys, Inc. (a) (c)	3
-	(h)	Synaptics, Inc. (a) (c)	9
-	(h)	UNOVA, Inc. (a) (c)	11
			12,068
		Construction & Engineering - 0.0% (g)
-	(h)	Dycom Industries, Inc. (a)	7
1		MasTec, Inc. (a)	12
1		Quanta Services, Inc. (a)	6
-	(h)	URS Corp. (a)	11
1		Washington Group International, Inc. (a)	31
			67
		Construction Materials - 0.1%
-	(h)	Ameron International Corp. (m)	15
42		CRH plc (Ireland)	1,109
-	(h)	Eagle Materials, Inc. (c )	37
-	(h)	Texas Industries, Inc.	22
			1,183

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund8

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
		Consumer Finance - 1.0%
-	(h)	ACE Cash Express, Inc. (a) (m)	$8
-	(h)	Advanta Corp. (c) (m)	8
6		Aiful Corp. (Japan)	472
6		American Express Co. (m)	325
-	(h)	Asta Funding, Inc. (c) (m)	11
4		Capital One Financial Corp.	296
4		Cash America International, Inc.	82
1		CompuCredit Corp. (a) (c)	41
-	(h)	Credit Acceptance Corp. (a) (c)	1
249		MBNA Corp.	6,503
1		Metris Cos., Inc. (a)	20
-	(h)	United PanAm Financial Corp. (a)	5
1		World Acceptance Corp. (a)	30
			7,802
		Containers & Packaging - 0.1%
1		Crown Holdings, Inc. (a)	8
-	(h)	Greif, Inc., Class A (c)	24
1		Silgan Holdings, Inc.	53
37		Smurfit-Stone Container Corp. (a)	379
4		Temple-Inland, Inc.	152
			616
		Distributors - 0.0% (g)
1		Handleman Co.	15
1		WESCO International, Inc. (a)	19
			34
		Diversified Financial Services - 2.6%
61		CIT Group, Inc.	2,633
305		Citigroup, Inc.	14,119
-	(h)	Encore Capital Group, Inc. (a)	2
-	(h)	eSpeed, Inc. (a)	1
2		GATX Corp.	59
63		ING Groep N.V. (Netherlands)	1,760
1		Knight Capital Group, Inc. (a) (c)	7
39		Lazard Ltd. (Bermuda), Class A (a)	914
1		Nasdaq Stock Market, Inc. (a)	9
2		Technology Investment Capital Corp. (c)	36
			19,540

SHARES		SECURITY DESCRIPTION	VALUE
		Diversified Telecommunication Services - 1.9%
10		AT&T Corp. (m)	$192
1		Broadwing Corp. (a) (c)	4
10		Cincinnati Bell, Inc.	41
1		CT Communications, Inc.	17
5		ITC Deltacom, Inc. (a)	4
21		MCI, Inc.	545
85		Portugal Telecom SGPS S.A. (Portugal) (a)	807
9		Premiere Global Services, Inc. (a)	103
2		Primus Telecom Group (a) (c)	1
181		Royal KPN N.V. (Netherlands)	1,511
120		SBC Communications, Inc.	2,851
363		Singapore Telecommunications Ltd. (Singapore)	595
72		Sprint Corp.	1,811
1		Talk America Holdings, Inc. (a)	6
84		Telenor ASA (Norway) (a)	664
1		Time Warner Telecom, Inc., Class A (a)	8
160		Verizon Communications, Inc.	5,523
			14,683
		Electric Utilities - 1.3%
-	(h)	Black Hills Corp.	15
4		Consolidated Edison, Inc.	183
24		E.On AG (Germany)	2,127
48		Edison International	1,938
1		El Paso Electric Co. (a)	20
4		FPL Group, Inc.	181
-	(h)	Idacorp, Inc.	12
-	(h)	MGE Energy, Inc. (c)	4
11		Northeast Utilities	223
17		PG&E Corp.	627
30		Pinnacle West Capital Corp.	1,338
1		PNM Resources, Inc.	35
17		PPL Corp.	980
34		Scottish & Southern Energy plc (United Kingdom)	611
29		Tokyo Electric Power Co., Inc. (Japan)	681
-	(h)	UIL Holdings Corp. (c)	5
1		Unisource Energy Corp.	43
61		Xcel Energy, Inc. (c)	1,199
			10,222

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund9

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

SHARES		SECURITY DESCRIPTION	VALUE
		Electrical Equipment - 0.1%
-	(h)	Encore Wire Corp. (a)	$5
-	(h)	Evergreen Solar, Inc. (a)	1
-	(h)	General Cable Corp. (a)	6
-	(h)	Power-One, Inc. (a)	3
17		Schneider Electric S.A. (France) (a)	1,261
1		Valence Technology, Inc. (a) (c)	1
			1,277
		Electronic Equipment & Instruments - 0.3%
1		Aeroflex, Inc. (a) (m)	10
2		Agilysis, Inc. (m)	30
2		Anixter International, Inc. (a) (m)	67
-	(h)	BEI Technologies, Inc. (m)	3
-	(h)	Bell Microproducts, Inc. (a) (m)	1
1		Benchmark Electronics, Inc. (a) (m)	30
-	(h)	Brightpoint, Inc. (a)	9
1		Checkpoint Systems, Inc. (a)	11
1		CTS Corp.	12
-	(h)	Electro Scientific Industries, Inc. (a)	7
-	(h)	Faro Technologies, Inc. (a)	3
2		Global Imaging Systems, Inc (a)	54
8		Hon Hai Precision Industry (Taiwan) (GDR)	85
49		Hon Hai Precision Industry (Taiwan) (GDR) (Registered)	505
1		Itron, Inc. (a)	36
18		Kyocera Corp. (Japan)	1,380
-	(h)	Lexar Media, Inc. (a) (c)	2
-	(h)	MTS Systems Corp.	10
-	(h)	Planar Systems, Inc. (a)	2
1		Radisys Corp. (a)	10
-	(h)	Rofin-Sinar Technologies, Inc. (a)	13
1		Sypris Solutions, Inc.	12
1		Trimble Navigation, Ltd. (a)	23
2		TTM Technologies, Inc. (a)	15
-	(h)	Zygo Corp. (a)	1
			2,331
		Energy Equipment & Services - 0.4%
33		Baker Hughes, Inc. (m)	1,711
4		Grey Wolf, Inc. (a)	30
-	(h)	Gulf Island Fabrication, Inc.	8
1		Hanover Compressor Co. (a)	12

SHARES		SECURITY DESCRIPTION	VALUE
		Energy Equipment & Services - Continued
-	(h)	Hydril (a)	$22
4		Key Energy Services, Inc. (a)	49
1		Lone Star Technologies, Inc. (a)	41
-	(h)	Lufkin Industries, Inc.	7
1		Oceaneering International, Inc. (a)	50
1		Offshore Logistics, Inc. (a)	20
1		Oil States International, Inc. (a)	15
1		Parker Drilling Co. (a)	4
5		Pride International, Inc. (a)	134
29		Rowan Cos., Inc.	848
3		Todco, Class A (a)	77
1		Veritas DGC, Inc. (a)	25
			3,053
		Food & Staples Retailing - 1.3%
24		CVS Corp.	686
1		Great Atlantic & Pacific Tea Co., Inc. (a)	17
-	(h)	Nash Finch Co. (c)	11
-	(h)	NeighborCare, Inc. (a)	3
1		Pantry, Inc. (The) (a)	46
1		Pathmark Stores, Inc. (a)	8
70		Sysco Corp.	2,531
371		Tesco plc (United Kingdom)	2,112
91		Wal-Mart Stores, Inc.	4,391
			9,805
		Food Products - 0.4%
158		Cadbury Schweppes plc (United Kingdom)	1,501
3		Chiquita Brands International, Inc. (c)	93
1		Corn Products International, Inc.	33
-	(h)	Flowers Foods, Inc.	7
-	(h)	J & J Snack Foods Corp.	16
21		Koninklijke Wessanen N.V. (Netherlands)	296
19		Royal Numico N.V. (Netherlands) (a)	766
1		Sanderson Farms, Inc.	59
			2,771
		Gas Utilities - 0.0% (g)
1		Atmos Energy Corp. (m)	15
1		New Jersey Resources Corp.	58
-	(h)	Nicor, Inc.	4

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund10

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
		Gas Utilities - Continued
1		Northwest Natural Gas Co.	$19
-	(h)	South Jersey Industries, Inc.	18
2		Southern Union Co. (a)	52
1		Southwest Gas Corp.	36
1		WGL Holdings, Inc.	30
			232
		Health Care Equipment & Supplies - 1.6%
-	(h)	Abiomed, Inc. (a) (c) (m)	3
1		Align Technology, Inc. (a) (c) (m)	7
-	(h)	Analogic Corp. (c) (m)	5
1		Animas Corp. (a) (c) (m)	12
-	(h)	Arrow International, Inc. (m)	13
1		Arthrocare Corp. (a) (c) (m)	28
26		Bausch & Lomb, Inc. (c) (m)	2,154
15		Biomet, Inc. (c)	533
-	(h)	Bio-Rad Laboratories, Inc., Class A (a)	6
-	(h)	Biosite, Inc. (a)	22
101		Boston Scientific Corp. (a)	2,736
2		Conmed Corp. (a)	52
1		Diagnostic Products Corp.	28
4		Encore Medical Corp. (a)	20
-	(h)	EPIX Pharmaceuticals, Inc. (a)	4
20		Guidant Corp.	1,339
-	(h)	Immucor, Inc. (a)	9
1		Integra LifeSciences Holdings Corp. (a) (c)	18
1		Inverness Medical Innovations, Inc. (a)	16
2		Kyphon, Inc. (a) (c)	54
1		Mentor Corp. (c)	37
1		Nektar Therapeutics (a)	13
3		Neurometrix, Inc. (a)	52
-	(h)	Palomar Medical Technologies, Inc. (a) (c)	7
1		PolyMedica Corp.	32
-	(h)	Regeneration Technologies, Inc. (a) (c)	1
21		St. Jude Medical, Inc. (a)	911
2		Steris Corp.	59
1		SurModics, Inc. (a) (c)	43
11		Synthes, Inc.	1,155
34		Zimmer Holdings, Inc. (a)	2,571
			11,940

SHARES		SECURITY DESCRIPTION	VALUE
		Health Care Providers & Services - 1.6%
38		Aetna, Inc. (m)	$3,110
1		Alderwoods Group, Inc. (a) (m)	11
3		Alliance Imaging, Inc. (a) (c) (m)	28
-	(h)	America Service Group, Inc. (a) (m)	5
2		Andrx Corp. (a) (m)	32
1		Apria Healthcare Group, Inc. (a) (m)	35
1		Centene Corp. (a) (c)	47
-	(h)	Cigna Corp.	21
2		Computer Programs & Systems, Inc.	57
-	(h)	Dendrite International, Inc. (a)	3
-	(h)	Genesis HealthCare Corp. (a) (c)	19
17		HCA, Inc.	986
2		Kindred Healthcare, Inc. (a)	91
1		LCA Vision, Inc.	48
28		McKesson Corp.	1,245
20		Medco Health Solutions, Inc. (a)	1,089
2		OCA, Inc. (a) (c)	3
2		Owens & Minor, Inc.	55
1		Pediatrix Medical Group, Inc. (a)	77
2		Per-Se Technologies, Inc. (a) (c)	38
3		PSS World Medical, Inc. (a)	34
1		Res-Care, Inc. (a)	12
1		Sierra Health Services (a)	57
3		Stewart Enterprises, Inc.	22
1		Symbion, Inc. (a)	19
1		Trizetto Group (a)	18
1		United Surgical Partners International, Inc. (a) (c)	74
2		Ventiv Health, Inc. (a)	29
68		WellPoint, Inc. (a)	4,741
			12,006
		Hotels, Restaurants & Leisure - 1.0%
2		Ameristar Casinos, Inc. (m)	42
1		Argosy Gaming Co. (a) (m)	28
49		Carnival Corp. (Panama)	2,654
-	(h)	CEC Entertainment, Inc. (a)	13
2		CKE Restaurants, Inc.	29
14		Intercontinental Hotels Group plc (United Kingdom)	172
27		International Game Technology	766
1		Jack in the Box, Inc. (a) (c)	27

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund11

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

SHARES		SECURITY DESCRIPTION	VALUE
		Hotels, Restaurants & Leisure - Continued
4		Landry's Restaurants, Inc.	$110
21		Marriott International, Inc., Class A	1,433
49		McDonald's Corp.	1,351
1		MGM Mirage (a) (c)	20
1		Multimedia Games, Inc. (a) (c)	11
1		Navigant International, Inc. (a) (c)	18
-	(h)	O'Charley's, Inc. (a)	7
1		Pinnacle Entertainment, Inc. (a)	20
-	(h)	Rare Hospitality International, Inc. (a)	12
2		Ruby Tuesday, Inc.	49
3		Ryan's Restaurant Group, Inc. (a)	36
1		Starwood Hotels & Resorts Worldwide, Inc.	29
9		Yum! Brands, Inc.	458
			7,285
		Household Durables - 0.8%
-	(h)	American Greetings, Class A (m)	11
4		Centex Corp.	290
-	(h)	CSS Industries, Inc.	-	(h)
7		Fortune Brands, Inc.	604
1		Furniture Brands International, Inc.	22
63		Koninklijke Philips Electronics N.V. (Netherlands)	1,591
19		Lennar Corp., Class A (c)	1,183
-	(h)	Meritage Homes Corp. (a) (c)	24
12		Mohawk Industries, Inc. (a)	1,011
27		Sony Corp. (Japan)	930
1		Stanley Furniture Co., Inc.	20
2		Technical Olympic USA, Inc.	53
4		Thomson (France)	99
2		Tupperware Corp. (c)	54
1		WCI Communities, Inc. (a)	35
			5,927
		Household Products - 1.2%
141		Procter & Gamble Co.	7,449
62		Reckitt Benckiser plc (United Kingdom)	1,813
			9,262
		Industrial Conglomerates - 3.5%
59		3M Co.	4,295
450		General Electric Co.	15,591

SHARES		SECURITY DESCRIPTION	VALUE
		Industrial Conglomerates - Continued
231		Tyco International Ltd. (Bermuda)	$6,759
1		Walter Industries, Inc. (c)	39
			26,684
		Insurance - 3.2%
61		Aflac, Inc. (m)	2,642
81		AMBAC Financial Group, Inc. (m)	5,683
13		American International Group, Inc. (m)	732
-	(h)	American Physicians Capital, Inc. (a) (m)	6
1		Argonaut Group, Inc. (a) (m)	20
2		Assurant, Inc. (m)	54
60		AXA S.A. (France)	1,489
3		Delphi Financial Group, Inc. (c)	137
1		Direct General Corp.	13
26		Genworth Financial, Inc., Class A	780
41		Hartford Financial Services Group, Inc.	3,096
1		LandAmerica Financial Group, Inc.	36
18		MBIA, Inc. (c)	1,038
24		Metlife, Inc.	1,083
-	(h)	Midland Co. (The)	8
5		PMA Capital Corp., Class A (a) (c)	43
1		Protective Life Corp.	38
43		RenaissanceRe Holdings Ltd. (Bermuda)	2,117
1		Selective Insurance Group	30
1		Stewart Information Services Corp.	25
12		Swiss Reinsurance (Switzerland) (Registered)	766
3		Torchmark Corp.	157
-	(h)	United Fire & Casualty Co.	13
22		W.R. Berkley Corp. (m)	796
58		Willis Group Holdings Ltd. (Bermuda)	1,889
1		Zenith National Insurance Corp.	95
9		Zurich Financial Services AG (Switzerland) (a)	1,574
			24,360
		Internet & Catalog Retail - 0.2%
-	(h)	1-800-Flowers.com, Inc., Class A (a)	2
54		eBay, Inc. (a)	1,781
-	(h)	GSI Commerce, Inc. (a) (c)	7
1		Insight Enterprises, Inc. (a)	16
-	(h)	J. Jill Group, Inc. (The) (a)	3

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund12

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
		Internet & Catalog Retail - Continued
-	(h)	Nutri (a)	$3
			1,812
		Internet Software & Services - 0.0% (g)
1		AsiaInfo Holdings, Inc. (a) (m)	7
1		Autobytel, Inc. (a) (m)	2
-	(h)	Blue Coat Systems, Inc. (a) (c)	9
7		CMGI, Inc. (a)	13
3		CNET Networks, Inc. (a) (c)	32
-	(h)	Digital Insight Corp. (a)	7
1		Digital River, Inc. (a) (c)	19
2		Digitas, Inc. (a)	24
2		DoubleClick, Inc. (a)	18
6		EarthLink, Inc. (a)	52
-	(h)	Equinix, Inc. (a) (c)	17
4		Homestore, Inc. (a)	8
1		Infospace, Inc. (a) (c)	30
1		Internet Security Systems (a)	18
-	(h)	Interwoven, Inc. (a)	2
1		Ipass, Inc. (a)	5
1		j2 Global Communications, Inc. (a) (c)	21
1		Jupitermedia Corp. (a) (c)	12
3		Looksmart Ltd. (a)	2
1		Openwave Systems, Inc. (a) (c)	13
1		Raindance Communications, Inc. (a)	1
3		SupportSoft, Inc. (a)	15
1		TIBCO Software, Inc. (a)	5
1		United Online, Inc.	14
1		ValueClick, Inc. (a)	17
1		WebEx Communications, Inc. (a)	24
1		webMethods, Inc. (a)	4
-	(h)	Websense, Inc. (a) (c)	19
			410
		IT Services - 0.4%
2		Acxiom Corp. (m)	46
35		Affiliated Computer Services, Inc., Class A (a) (m)	1,783
3		BearingPoint, Inc. (a) (c) (m)	25
-	(h)	BISYS Group, Inc. (The) (a) (m)	1
2		Ciber, Inc. (a) (c)	18
-	(h)	Covansys Corp. (a)	3

SHARES		SECURITY DESCRIPTION	VALUE
		IT Services - Continued
1		CSG System International, Inc. (a)	$15
1		Euronet Worldwide, Inc. (a)	23
-	(h)	First Data Corp.	12
1		Gartner, Inc., Class A (a) (c)	11
7		Infosys Technologies Ltd. (India) (ADR)	542
-	(h)	Intrado, Inc. (a)	6
1		Lionbridge Technologies (a)	5
1		ManTech International Corp., Class A (a)	31
2		Perot Systems Corp., Class A (a)	26
-	(h)	Safeguard Scientifics, Inc. (a)	-	(h)
1		Startek, Inc.	10
1		Sykes Enterprises, Inc. (a)	13
24		Tietoenator OYJ (Finland)	721
1		Tyler Technologies, Inc. (a) (c)	5
			3,296
		Leisure Equipment & Products - 0.0% (g)
2		JAKKS Pacific, Inc. (a) (c)	44
1		K2, Inc. (a) (c)	13
1		MarineMax, Inc. (a)	25
13		Mattel, Inc.	231
1		RC2 Corp. (a)	45
1		Steinway Musical Instruments, Inc. (a)	18
			376
		Machinery - 1.2%
1		AGCO Corp. (a) (m)	27
1		Astec Industries, Inc. (a) (m)	21
75		Atlas Copco AB (Sweden)	1,185
1		Barnes Group, Inc. (m)	33
1		Briggs & Stratton Corp. (c)	35
1		Cascade Corp.	26
3		Caterpillar, Inc.	238
1		Crane Co.	26
5		Danaher Corp.	251
36		Deere & Co.	2,364
31		Eaton Corp.	1,854
-	(h)	ESCO Technologies, Inc. (a)	20
1		Flowserve Corp. (a)	36
-	(h)	Greenbrier Cos., Inc.	11
4		ITT Industries, Inc.	400
1		JLG Industries, Inc. (c)	27

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund13

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

SHARES		SECURITY DESCRIPTION	VALUE
		Machinery - Continued
1		Joy Global, Inc.	$18
96		Kubota Corp. (Japan)	524
24		Kurita Water Industries Ltd. (Japan)	364
1		Lincoln Electric Holdings, Inc.	33
1		Manitowoc Co., Inc.	41
38		Metso OYJ (Finland)	835
-	(h)	Middleby Corp. (a)	6
-	(h)	NACCO Industries, Inc., Class A	43
1		Reliance Steel & Aluminum Co. (c)	23
9		SPX Corp.	409
-	(h)	Tecumseh Products Co., Class A	5
-	(h)	Valmont Industries, Inc.	10
1		Wabash National Corp.	19
1		Watts Water Technologies, Inc., Class A (c)	27
			8,911
		Media - 2.5%
-	(h)	Advo, Inc. (m)	13
1		Arbitron, Inc. (c) (m)	26
76		British Sky Broadcasting plc (United Kingdom)	714
-	(h)	Carmike Cinemas, Inc.	12
1		Catalina Marketing Corp. (c)	15
5		Charter Communications, Inc., Class A (a) (c)	6
-	(h)	Digital Generation Systems (a)	-	(h)
43		E.W. Scripps Co., Class A (c)	2,090
21		EchoStar Communications Corp., Class A	624
-	(h)	Emmis Communications Corp., Class A (a) (c)	2
52		Gannett Co., Inc.	3,702
5		Gemstar-TV Guide International, Inc. (a)	17
1		Gray Television, Inc.	10
1		Insight Communications Co., Inc., Class A (a)	7
-	(h)	Journal Register Co. (a)	3
3		Lodgenet Entertainment Corp. (a)	53
1		Media General, Inc., Class A	32
4		Mediacom Communications Corp., Class A (a)	27

SHARES		SECURITY DESCRIPTION	VALUE
		Media - Continued
10		New York Times Co., Class A	$305
40		News Corp. (CDI)	653
210		News Corp., Class A	3,395
6		Primedia, Inc. (a)	24
1		ProQuest Co. (a)	33
3		Radio One, Inc., Class D (a)	34
-	(h)	RCN Corp. (a)	9
-	(h)	Saga Communications, Inc., Class A (a)	4
1		Scholastic Corp. (a)	35
56		Time Warner, Inc. (a)	943
3		Tribune Co. (c)	120
1		Valassis Communications, Inc. (a)	22
190		Viacom, Inc., Class B	6,072
3		Walt Disney Co.	63
1		World Wrestling Entertainment, Inc.	16
			19,081
		Metals & Mining - 0.4%
1		AK Steel Holding Corp. (a) (c) (m)	4
63		Alcoa, Inc. (m)	1,638
30		Cia Vale do Rio Doce (Brazil) (ADR)	765
3		Commercial Metals Co.	79
-	(h)	Metal Management, Inc. (c)	6
-	(h)	NN, Inc.	4
2		Nucor Corp.	100
1		Oregon Steel Mills, Inc. (a)	9
2		Quanex Corp.	90
1		Ryerson Tull, Inc. (c)	20
1		Steel Dynamics, Inc. (c)	32
3		U.S. Steel Corp.	117
			2,864
		Multi-Utilities - 0.8%
1		Avista Corp. (m)	19
36		CMS Energy Corp. (a) (c)	535
15		Constellation Energy Group, Inc.	842
43		Dominion Resources, Inc.	3,126
14		Dynegy, Inc., Class A (a) (c)	66
2		Energen Corp.	56
371		International Power plc (United Kingdom) (a)	1,366
-	(h)	NorthWestern Corp.	6

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund14

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
		Multi-Utilities - Continued
2		SCANA Corp.	$103
4		Sierra Pacific Resources (a) (c)	46
			6,165
		Multiline Retail - 1.2%
43		Dollar General Corp.	880
2		Family Dollar Stores, Inc.	47
20		Federated Department Stores, Inc.	1,491
64		Kohl's Corp. (a)	3,599
1		ShopKo Stores, Inc. (a)	32
59		Target Corp.	3,227
			9,276
		Office Electronics - 0.2%
8		Canon, Inc. (Japan)	414
137		Konica Minolta Holdings, Inc. (Japan)	1,273
			1,687
		Oil & Gas Exploration & Production - 0.0% (g)
-	(h)	Clayton Williams Energy, Inc. (a)	6
		Oil, Gas & Consumable Fuels - 5.3%
11		Anadarko Petroleum Corp. (m)	904
36		Apache Corp. (m)	2,329
1		ATP Oil & Gas Corp. (a) (m)	14
100		BG Group plc (United Kingdom)	825
130		BP plc (United Kingdom)	1,348
-	(h)	Callon Petroleum Co. (a)	6
64		Chevron Corp.	3,591
1		Cimarex Energy Co. (a)	32
-	(h)	Comstock Resources, Inc. (a)	10
69		ConocoPhillips	3,954
28		Devon Energy Corp.	1,412
1		Energy Partners Ltd. (a)	21
15		ENI S.p.A. (Italy)	380
20		EOG Resources, Inc.	1,142
245		Exxon Mobil Corp.	14,086
-	(h)	Giant Industries, Inc. (a)	11
-	(h)	Gulfmark Offshore, Inc. (a)	8
3		Houston Exploration Co. (a)	154
-	(h)	Kerr-McGee Corp.	15
1		Mission Resources Corp. (a)	6

SHARES		SECURITY DESCRIPTION	VALUE
		Oil, Gas & Consumable Fuels - Continued
1		Murphy Oil Corp.	$63
33		Occidental Petroleum Corp.	2,546
-	(h)	Penn Virginia Corp.	13
25		Petroleo Brasileiro S.A. (Brazil) (ADR)	1,152
33		Reliance Industries Ltd. (India) (GDR)	973
4		Southwestern Energy Co. (a)	179
1		St. Mary Land & Exploration Co.	32
38		Statoil ASA (Norway)	772
1		Stone Energy Corp. (a)	40
1		Swift Energy Co. (a)	21
-	(h)	TEL Offshore Trust	-	(h)
1		Tesoro Corp.	56
16		Total S.A. (France)	3,708
9		Unocal Corp.	559
7		Valero Energy Corp.	570
1		Vintage Petroleum, Inc.	37
1		World Fuel Services Corp.	21
			40,990
		Paper & Forest Products - 0.0% (g)
4		Anadarko Petroleum Corp.	109
-	(h)	Schweitzer-Mauduit International, Inc.	12
			121
		Personal Products - 0.5%
77		Gillette Co. (The)	3,876
1		Playtex Products, Inc. (a)	9
			3,885
		Pharmaceuticals - 3.9%
1		Able Laboratories, Inc. (a) (c) (m)	2
3		Adolor Corp. (a) (c) (m)	26
-	(h)	Antigenics, Inc. (a) (m)	1
36		AstraZeneca plc (United Kingdom)	1,482
2		AtheroGenics, Inc. (a) (c) (m)	33
2		Auxilium Pharmaceuticals, Inc. (a) (m)	10
12		AVANIR Pharmaceuticals, Class A (a) (m)	35
5		Bristol-Myers Squibb Co.	122
5		Cypress Bioscience, Inc. (a)	72
67		Eli Lilly & Co.	3,754
55		Forest Laboratories, Inc. (a)	2,118
1		Impax Laboratories, Inc. (a) (c)	13

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund15

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

SHARES		SECURITY DESCRIPTION	VALUE
		Pharmaceuticals - Continued
126		Johnson & Johnson	$8,215
13		Medicis Pharmaceutical Corp., Class A (c)	417
1		Palatin Technologies, Inc. (a)	1
-	(h)	Par Pharmaceutical Cos, Inc. (a) (c)	6
161		Pfizer, Inc.	4,434
1		Renovis, Inc. (a)	9
21		Roche Holding AG (Switzerland)	2,686
4		Sanofi-Aventis (France)	306
2		Schering-Plough Corp.	34
45		Sepracor, Inc. (a) (c)	2,685
2		Theravance, Inc. (a)	31
6		Watson Pharmaceuticals, Inc. (a)	189
70		Wyeth	3,093
			29,774
		Real Estate - 0.6%
2		Affordable Residential Communities (REIT) (c) (m)	25
1		American Financial Realty Trust (REIT) (m)	20
2		American Home Mortgage Investment Corp. (REIT) (c) (m)	80
2		Anthracite Capital, Inc. (REIT) (m)	25
-	(h)	Ashford Hospitality Trust, Inc. (REIT) (m)	3
-	(h)	Boykin Lodging Co. (REIT) (a)	5
1		Capital Automotive REIT (REIT)	36
3		CarrAmerica Realty Corp. (REIT)	119
3		Duke Realty Corp. (REIT) (c)	101
1		Entertainment Properties Trust (REIT)	41
2		Equity Inns, Inc. (REIT)	25
2		FelCor Lodging Trust, Inc. (REIT) (a) (c)	30
1		Gables Residential Trust (REIT)	39
1		Glimcher Realty Trust (REIT)	25
3		Government Properties Trust, Inc. (REIT) (c)	32
16		Host Marriott Corp. (REIT) (c)	280
1		Impac Mortgage Holdings, Inc. (REIT) (c)	19
4		Innkeepers USA Trust (REIT)	61
-	(h)	Jones Lang LaSalle, Inc. (REIT) (a)	9
-	(h)	Kilroy Realty Corp. (REIT)	9
3		Kimco Realty Corp. (REIT)	183
-	(h)	LaSalle Hotel Properties (REIT)	13

SHARES		SECURITY DESCRIPTION	VALUE
		Real Estate - Continued
1		Levitt Corp., Class A (REIT)	$30
2		Lexington Corp. Properties Trust (REIT)	47
3		LTC Properties, Inc. (REIT) (c)	58
10		Mack-Cali Realty Corp. (REIT)	458
2		Maguire Properties, Inc. (REIT)	65
3		Meristar Hospitality Corp. (REIT) (a)	28
2		MFA Mortgage Investments, Inc. (REIT)	14
3		Mid-America Apartment Communities, Inc. (REIT)	127
-	(h)	National Health Investors, Inc. (REIT)	11
1		Novastar Financial, Inc. (REIT) (c)	31
2		Pennsylvania Real Estate Investment Trust (REIT)	86
2		Prentiss Properties Trust (REIT)	80
9		Prologis (REIT)	378
3		RAIT Investment Trust (REIT)	96
1		Saul Centers, Inc. (REIT)	51
182		Sun Hung Kai Properties Ltd. (Hong Kong)	1,790
1		Taubman Centers, Inc. (REIT)	27
			4,557
		Road & Rail - 0.3%
-	(h)	Amerco, Inc. (a) (m)	21
-	(h)	Arkansas Best Corp. (m)	13
47		CSX Corp.	1,988
1		Dollar Thrifty Automotive Group, Inc. (a)	46
2		Genesee & Wyoming, Inc., Class A (a)	46
5		Norfolk Southern Corp.	164
-	(h)	Old Dominion Freight Line (a)	11
1		Overnite Corp.	26
2		RailAmerica, Inc. (a)	20
2		SCS Transportation, Inc. (a)	39
1		Swift Transportation Co., Inc. (a)	12
1		U.S. Xpress Enterprises, Inc., Class A (a)	12
2		Werner Enterprises, Inc.	34
			2,432
		Semiconductors & Semiconductor Equipment - 1.7%
-	(h)	Actel Corp. (a) (m)	6
1		ADE Corp. (a) (m)	17

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund16

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
		Semiconductors & Semiconductor Equipment - Continued
1		Advanced Energy Industries, Inc. (a) (m)	$11
59		Altera Corp. (a) (m)	1,160
2		AMIS Holdings, Inc. (a) (m)	28
3		Amkor Technology, Inc. (a) (c) (m)	14
92		Analog Devices, Inc. (m)	3,444
2		Applied Micro Circuits Corp. (a) (m)	6
1		Asyst Technologies, Inc. (a) (m)	4
6		Atmel Corp. (a) (m)	15
-	(h)	ATMI, Inc. (a) (m)	9
1		August Technology Corp. (a) (m)	10
3		Axcelis Technologies, Inc. (a) (m)	19
13		Broadcom Corp., Class A (a)	472
1		Brooks Automation, Inc. (a)	15
1		Cabot Microelectronics Corp. (a) (c)	23
2		Cirrus Logic, Inc. (a)	11
-	(h)	Cohu, Inc.	4
3		Conexant Systems, Inc. (a)	5
1		Credence Systems Corp. (a) (c)	11
1		Cymer, Inc. (a)	21
3		Cypress Semiconductor Corp. (a)	33
-	(h)	Diodes, Inc. (a)	12
-	(h)	DSP Group, Inc. (a)	10
-	(h)	Exar Corp. (a)	6
1		Fairchild Semiconductor International, Inc. (a)	18
-	(h)	Genesis Microchip, Inc. (a)	7
1		Integrated Circuit Systems, Inc. (a)	14
1		Integrated Silicon Solutions, Inc. (a)	4
100		Intel Corp.	2,609
10		Intersil Corp., Class A (c)	191
1		IXYS Corp. (a)	13
-	(h)	Kopin Corp. (a)	2
1		Lattice Semiconductor Corp. (a)	4
13		Linear Technology Corp.	462
1		LTX Corp. (a)	5
1		Mattson Technology, Inc. (a)	9
30		Maxim Integrated Products, Inc.	1,162
2		Micrel, Inc. (a)	21
15		Microchip Technology, Inc.	450
1		Microsemi Corp. (a)	24
1		Mindspeed Technologies, Inc. (a)	1

SHARES		SECURITY DESCRIPTION	VALUE
		Semiconductors & Semiconductor Equipment - Continued
1		MIPS Technologies, Inc. (a)	$9
-	(h)	MKS Instruments, Inc. (a)	5
1		Mykrolis Corp. (a)	16
1		Omnivision Technologies, Inc. (a) (c)	19
6		ON Semiconductor Corp. (a)	27
1		Photronics, Inc. (a)	30
1		Pixelworks, Inc. (a)	12
1		PMC-Sierra, Inc. (a)	13
-	(h)	Power Integrations, Inc. (a)	9
1		Rambus, Inc. (a) (c)	12
4		RF Micro Devices, Inc. (a)	21
1		Samsung Electronics Co., Ltd. (South Korea)	243
1		Semitool, Inc. (a)	9
2		Semtech Corp. (a)	25
1		Sigmatel, Inc. (a) (c)	15
2		Silicon Image, Inc. (a)	18
1		Silicon Laboratories, Inc. (a)	21
3		Silicon Storage Technology, Inc. (a)	12
3		Skyworks Solutions, Inc. (a)	21
-	(h)	Supertex, Inc. (a)	5
91		Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) (ADR)	831
2		Transmeta Corp. (a)	1
-	(h)	Ultratech, Inc. (a)	2
85		United Microelectronics Corp. (Taiwan) (ADR) (a)	350
-	(h)	Varian Semiconductor Equipment Associates, Inc. (a)	15
4		Vitesse Semiconductor Corp. (a) (c)	9
-	(h)	White Electronic Designs Corp. (a)	1
29		Xilinx, Inc. (c)	737
1		Zoran Corp. (a)	8
			12,858
		Software - 2.4%
-	(h)	Ansoft Corp. (a) (m)	2
-	(h)	Ansys, Inc. (a) (m)	14
1		Aspen Technology, Inc. (a) (c) (m)	5
1		Borland Software Corp. (a)	8
-	(h)	Datastream Systems, Inc. (a)	1

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund17

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

SHARES		SECURITY DESCRIPTION	VALUE
		Software - Continued
1		E.piphany, Inc. (a)	$5
1		Epicor Software Corp. (a)	8
-	(h)	EPIQ Systems, Inc. (a) (c)	7
1		Factset Research Systems, Inc.	23
-	(h)	Filenet Corp. (a)	10
1		Informatica Corp. (a)	8
1		InPhonic, Inc. (a)	8
-	(h)	Intervideo, Inc. (a)	1
-	(h)	InterVoice, Inc. (a)	2
1		JDA Software Group, Inc. (a)	9
-	(h)	Kronos, Inc. (a) (c)	12
1		Macrovision Corp. (a)	14
1		Magma Design Automation, Inc. (a) (c)	8
1		Manhattan Associates, Inc. (a) (c)	12
1		Mentor Graphics Corp. (a) (c)	10
453		Microsoft Corp.	11,251
-	(h)	MicroStrategy, Inc. (a) (c)	16
1		MRO Software, Inc. (a)	8
8		Nintendo Co., Ltd. (Japan)	782
368		Oracle Corp. (a)	4,860
6		Parametric Technology Corp. (a)	37
-	(h)	Pegasystems, Inc. (a) (c)	2
1		Phoenix Technologies Ltd. (a)	7
-	(h)	Portal Software, Inc. (a)	1
2		Progress Software Corp. (a)	52
-	(h)	Quality Systems, Inc. (a) (c)	9
-	(h)	Quest Software, Inc. (a)	4
5		SAP AG (Germany)	950
3		Secure Computing Corp. (a)	31
-	(h)	SPSS, Inc. (a)	2
-	(h)	SS&C Technologies, Inc.	3
-	(h)	Talx Corp.	12
-	(h)	TradeStation Group, Inc. (a)	3
1		Transaction Systems Architects, Inc. (a)	22
1		Wind River Systems, Inc. (a)	17
			18,236
		Specialty Retail - 1.4%
7		Aaron Rents, Inc. (m)	167
3		Abercrombie & Fitch Co. (m)	233
2		Aeropostale, Inc. (a) (m)	60
2		Asbury Automotive Group, Inc. (a) (m)	34

SHARES		SECURITY DESCRIPTION	VALUE
		Specialty Retail - Continued
9		Bed Bath & Beyond, Inc. (a) (m)	$380
-	(h)	Big 5 Sporting Goods Corp.	9
1		Brookstone, Inc. (a) (c)	17
-	(h)	Build-A-Bear Workshop, Inc. (a)	9
-	(h)	Building Material Holding Corp.	28
1		Burlington Coat Factory Warehouse Corp.	51
6		Charming Shoppes, Inc. (a) (c)	59
1		Children's Place, Inc. (a)	37
-	(h)	Dress Barn, Inc. (a)	9
-	(h)	Electronics Boutique Holdings Corp. (a)	19
3		Foot Locker, Inc.	82
1		Genesco, Inc. (a) (c)	48
1		Guess?, Inc. (a)	12
93		Home Depot, Inc.	3,600
1		HOT Topic, Inc. (a)	15
1		Lithia Motors, Inc., Class A (c)	30
60		Lowe's Cos., Inc.	3,476
-	(h)	Movie Gallery, Inc. (c)	5
1		Pacific Sunwear of California, Inc. (a)	23
-	(h)	Party City Corp. (a)	1
1		Petco Animal Supplies, Inc. (a)	32
2		Rent-A-Center, Inc. (a)	51
1		Ross Stores, Inc. (c)	23
1		Select Comfort Corp. (a) (c)	21
-	(h)	Sonic Automotive, Inc.	9
-	(h)	Sports Authority, Inc. (The) (a) (c)	10
-	(h)	Stage Stores, Inc. (a)	4
103		Staples, Inc.	2,186
2		Stein Mart, Inc.	43
2		Too, Inc. (a)	44
-	(h)	Trans World Entertainment Corp. (a)	4
-	(h)	United Auto Group, Inc.	12
			10,843
		Textiles, Apparel & Luxury Goods - 0.9%
-	(h)	Brown Shoe Co., Inc.	12
27		Coach, Inc. (a)	916
36		Compagnie Financiere Richemont AG (Switzerland), Class A	1,216
-	(h)	DHB Industries, Inc. (a)	3
1		Fossil, Inc. (a)	11

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund18

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
		Textiles, Apparel & Luxury Goods - Continued
19		Jones Apparel Group, Inc.	$580
1		Kellwood Co.	22
1		Kenneth Cole Productions, Inc., Class A	28
2		K-Swiss, Inc., Class A	49
11		LVMH Moet Hennessy Louis Vuitton S.A. (France)	849
1		Movado Group, Inc.	15
36		Nike, Inc., Class B	3,151
-	(h)	Russell Corp.	8
2		Skechers U.S.A., Inc., Class A (a)	21
1		Unifirst Corp.	32
			6,913
		Thrifts & Mortgage Finance - 0.8%
1		Accredited Home Lenders Holding Co. (a) (c) (m)	37
3		Bank Atlantic Bancorp, Inc., Class A (m)	64
-	(h)	Commercial Capital Bancorp, Inc.	5
2		Corus Bankshares, Inc.	105
66		Countrywide Financial Corp.	2,567
-	(h)	Dime Community Bancshares	6
4		Fannie Mae	239
2		First Niagara Financial Group, Inc.	31
-	(h)	FirstFed Financial Corp. (a)	6
-	(h)	First Place Financial Corp.	1
1		Flagstar Bancorp, Inc. (c)	19
28		Freddie Mac	1,817
1		Fremont General Corp.	29
1		Gibraltar Industries, Inc.	14
24		Hudson City Bancorp, Inc.	272
-	(h)	ITLA Capital Corp. (a)	16
1		Partners Trust Financial Group, Inc.	11
2		Provident Bancorp, Inc. (a)	27
3		R&G Financial Corp., Class B	51
1		Sterling Financial Corp.(a)	29
6		W Holding Co., Inc.	59
21		Washington Mutual, Inc.	846
1		WSFS Financial Corp.	33
			6,284
		Tobacco - 1.1%
4		Alliance One International, Inc. (m)	21
101		Altria Group, Inc. (m)	6,524

SHARES		SECURITY DESCRIPTION	VALUE
		Tobacco - Continued
21		British American Tobacco plc (United Kingdom)	$412
24		Imperial Tobacco Group plc (United Kingdom)	647
-	(h)	Japan Tobacco, Inc. (Japan)	705
1		Universal Corp.	53
			8,362
		Trading Companies & Distributors - 0.5%
6		Applied Industrial Technologies, Inc. (m)	181
139		Hagemeyer N.V. (Netherlands) (a)	328
2		Hughes Supply, Inc.	48
364		Itochu Corp. (Japan)	1,829
-	(h)	Nuco2, Inc. (a) (c)	10
56		Wolseley plc (United Kingdom)	1,183
			3,579
		Transportation Infrastructure - 0.1%
74		BBA Group plc (United Kingdom)	407
		Wireless Telecommunication Services - 0.9%
-	(h)	Aether Systems, Inc. (a) (m)	-	(h)
4		American Tower Corp., Class A (a) (c) (m)	80
1		Centennial Communications Corp. (a)	19
9		Dobson Communications Corp. (a) (c)	37
51		Nextel Communications, Inc., Class A (a)	1,638
1		NTT DoCoMo, Inc. (Japan)	1,289
-	(h)	Remec, Inc. (a)	-	(h)
4		Spectrasite, Inc. (a)	327
2		US Unwired, Inc. (a)	9
1,356		Vodafone Group plc (United Kingdom)	3,297
			6,696
		Total Common Stocks (Cost $413,070)	508,055
PRINCIPAL AMOUNT
		Asset Backed Securities - 4.3%
		American Express Credit Account Master Trust
$600		Series 2002-1, Class A, FRN, 2.92%, 09/15/09 (m)	601

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund19

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Asset Backed Securities - Continued
$450	Series 2004-3, Class A, 4.35%, 05/16/09	$454
967	Series 2004-C, Class C, FRN, 3.72%, 02/15/12 (e) (m)	976
	AmeriCredit Automobile Receivables Trust
252	Series 2003-CF, Class A3, 2.75%, 09/11/05 (m)	252
510	Series 2003-CF, Class A4, 3.48%, 05/06/10 (m)	507
741	Series 2003-DM, Class A3B, FRN, 3.37%, 12/06/07 (m)	742
430	Series 2003-DM, Class A4, 2.84%, 08/06/10 (m)	424
1,075	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	1,045
165	Series 2004-DF, Class A3, 2.98%, 07/06/09 (m)	162
1,000	Asset Backed Funding Certificates Series 2005-WF1, Class A2B, FRN, 3.50%, 04/25/35 (m)	1,000
	Capital Auto Receivables Asset Trust
340	Series 2003-2, Class A3B, FRN, 3.26%, 02/15/07	340
625	Series 2003-2, Class A4A, 1.96%, 01/15/09	608
	Capital One Auto Finance Trust
1,000	Series 2002-C, Class A4, 3.44%, 07/20/06	996
210	Series 2003-B, Class A4, 3.18%, 09/15/10	207
	Capital One Master Trust
360	Series 2001-5, Class A, 5.30%, 08/13/06	365
935	Series 2001-8A, Class A, 4.60%, 10/11/06	942
	Capital One Multi-Asset Execution Trust
1,500	Series 03-A, FRN, 4.47%, 12/15/10 (i)	1,540
1,145	Series 2003-A4, Class A4, 3.65%, 07/15/11	1,132
200	Series 2005-A2, Class A2, 4.05%, 02/15/11	200
	Carmax Auto Owner Trust
300	Series 2004-2, Class A3, 3.00%, 09/15/08	296
505	Series 2003-2, Class A4, 3.07%, 10/15/10	497

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Asset Backed Securities - Continued
$300	Series 2005-1, Class A3, 4.13%, 05/15/09	$301
	Citibank Credit Card Issuance Trust
500	Series 2003-A5, Class A5, 2.50%, 04/07/06	495
513	Series 2001-A6, Class A6, 5.65%, 06/16/08	521
200	CNH Equipment Trust Series 2003-B, Class A4B, 3.38%, 08/03/07	198
	Countrywide Asset-Backed Certificates
282	Series 2003-5, Class AF3, 3.61%, 04/25/30	281
325	Series 2003-5, Class MF1, 5.41%, 05/03/10	328
783	Countrywide Home Equity Loan Trust Series 2004-I, Class A, FRN, 3.51%, 05/15/29	785
136	CS First Boston Mortgage Securities Corp. Series 2002-HE4, Class AF, 5.51%, 10/21/06	138
220	Daimler Chrysler Auto Trust Series 2003-A, Class A4, 2.88%, 08/02/06	218
175	First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF2, Class M3, FRN, 3.79%, 03/25/35	175
250	Ford Credit Auto Owner Trust Series 2004-A, Class A4, 3.54%, 06/29/07	248
550	Gracechurch Card Funding plc (United Kingdom) Series 7A, FRN, 3.24%, 11/16/09	550
323	GSAMP Trust Series 2004-OPT, Class A1, FRN, 3.65%, 11/25/34	325
100	Honda Auto Receivables Owner Trust Series 2003-2, Class A4, 2.16%, 10/21/08	98
	Household Automotive Trust
1,222	Series 2001-3, Class A4, 4.37%, 12/17/08	1,226
300	Series 2005-1 Class A4, 4.35%, 06/18/12	300
343	Long Beach Mortgage Loan Trust Series 2003-4, Class AV3, FRN, 3.65%, 08/25/33	343

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund20

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Asset Backed Securities - Continued
$255	M&I Auto Loan Trust Series 2003-1, Class A4, 2.97%, 04/20/09	$251
500	Mastr Asset Backed Securities Trust Series 2005-OPT1, Class A4, FRN, 3.49%, 03/25/35	500
250	Mastr Asset Backed Securities Trust Series 2005-OPT1, Class M1 FRN, 3.71%, 03/25/35	250
350	Mastr Asset Securitization Trust Series 2005-NC1, Class A4, FRN, 3.54%, 12/25/34	350
885	MBNA Credit Card Master Note Trust Series 2001-A1, Class A1, 5.75%, 05/16/06	899
200	MBNA Master Credit Card Trust USA Series 2000-I, Class A, 6.90%, 08/14/05	202
	New Century Home Equity Loan Trust
225	Series 2005-1, Class A2B, FRN, 3.53%, 03/25/35	225
250	Series 2005-1, Class M1, FRN, 3.76%, 03/25/35	250
265	Series 2005-2, Class A2B, FRN, 3.49%, 06/25/35	265
100	Nissan Auto Receivables Owner Trust Series 2003-B, Class A4, 2.05%, 03/16/09	98
	Onyx Acceptance Grantor Trust
450	Series 2003-C, Class A4, 2.66%, 10/03/06	442
320	Series 2003-D, Series A4, 3.20%, 03/15/10	317
500	Series 2004-B, Class A3, 3.09%, 05/27/06	496
	Option One Mortgage Loan Trust
185	Series 2003-1, Class A2, FRN, 3.73%, 02/25/33	186
178	Series 2003-5 Class A2, FRN, 3.63%, 08/25/33	179
590	Series 2005-2, Class A2, FRN, 3.39%, 05/25/35	590
	Residential Asset Securities Corp.
128	Series 2002-KS4, Class AIIB, FRN, 3.56%, 07/25/32	129

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Asset Backed Securities - Continued
$341	Series 2003-KS5, Class AIIB, FRN, 3.60%, 07/25/33	$342
331	Series 2003-KS9, Class A2B, FRN, 3.63%, 11/25/33	332
1,790	SLM Student Loan Trust Series 2003-11, Class A5, 2.99%, 12/15/22 (e)	1,759
	Triad Auto Receivables Owner Trust
525	Series 2003-B, Class A4, 3.20%, 12/13/10	518
1,365	Series 2004-A, Class A4, 2.59%, 09/13/10	1,327
615	Volkswagen Auto Loan Enhanced Trust Series 2003-2, Class A4, 2.94%, 06/30/07	604
	Wachovia Asset Securitization, Inc.
321	Series 2002-HE2, Class A, FRN, 3.74%, 12/25/32	323
472	Series 2003-HE2, Class AII1, FRN, 3.57%, 07/25/33	473
	WFS Financial Owner Trust
75	Series 2003-1, Class A3, 2.03%, 08/20/07	75
500	Series 2003-2, Class A4, 2.41%, 11/24/06	492
635	Series 2003-4, Class A4, 3.15%, 02/15/07	628
300	Series 2004-2, Class A3, 2.85%, 09/22/08	298
300	World Omni Auto Receivables Trust Series 2003-B, Class A4, 2.87%, 11/15/10	293
	Total Asset Backed Securities (Cost $33,104)	32,909
	Collateralized Mortgage Obligations - 7.2% Agency Collateralized Mortgage Obligations - 3.9%
	Federal Home Loan Mortgage Corp.
69	Series 50, Class I, 8.00%, 06/15/20	69
30	Series 1087, Class I, 8.50%, 06/15/21	30
31	Series 1136, Class H, 6.00%, 09/15/21	31
152	Series 1254, Class N, 8.00%, 04/15/22	152
30	Series 1517, Class I, 7.15%, 05/05/08	30
39	Series 1611, Class IA, 6.50%, 02/15/23	39
500	Series 1617, Class PM, 6.50%, 07/25/11	529
436	Series 1708, Class E, 6.00%, 12/31/05	446
501	Series 1710, Class GH, 8.00%, 04/15/24	542
501	Series 1843, Class Z, 7.00%, 01/15/09	526
1,592	Series 2097, Class PD, 8.00%, 11/15/28	1,870
151	Series 2097, Class PX, 6.00%, 10/15/27	153

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund21

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Agency Collateralized Mortgage Obligations - Continued
$748	Series 2115, Class PE, 6.00%, 09/24/06	$774
240	Series 2136, Class PE, 6.00%, 01/15/28	241
29	Series 2316, Class PB, 6.50%, 02/11/06	29
673	Series 2368, Class OE, 5.50%, 10/15/05	679
22	Series 2388, Class BE, 6.50%, 07/15/30	22
1,000	Series 2388, Class VD, 6.00%, 11/30/06	1,026
350	Series 2391, Class QR, 5.50%, 04/03/09	363
1,000	Series 2394, Class MC, 6.00%, 02/01/09	1,041
1,000	Series 2405, Class JF, 6.00%, 01/15/17	1,045
639	Series 2425, Class OB, 6.00%, 12/09/05	664
500	Series 2455, Class GK, 6.50%, 04/24/07	535
71	Series 2456, Class CH, 6.50%, 01/15/31	71
300	Series 2457, Class PE, 6.50%, 06/15/32	313
785	Series 2473, Class JZ, 6.50%, 02/18/06	825
196	Series 2501, Class AG, 5.00%, 01/15/16	196
500	Series 2557, Class WJ, 5.00%, 11/28/06	507
101	Series 2567, Class JM, 5.00%, 07/15/12	101
438	Series 2636, Class Z, 4.50%, 12/30/12	426
282	Series 2643, Class KG, 4.00%, 07/19/05	282
545	Series 2651, Class VZ, 4.50%, 02/20/13	531
500	Series 2695, Class DE, 4.00%, 01/15/17	489
500	Series 2701, Class OD, 5.00%, 09/15/18	509
1,262	Series 2751, Class AI, IO, 5.00%, 04/15/22	96
288	Series 2756, Class NA, 5.00%, 07/15/13	295
681	Series 2760, Class GI, IO, 4.50%, 02/15/11	31
400	Series 2764, Class UC, 5.00%, 03/27/10	406
1,754	Series 2779, Class SM, IF, IO, 3.93%, 10/15/18	145
1,010	Series 2781, Class PI, IO, 5.00%, 10/15/23	82
5,234	Series 2813, Class SB, IF, IO, 3.83%, 02/15/34	383
995	Series 2857, Class NI, IO, 5.00%, 04/15/17	58
5,844	Series 2861, Class GS, IF, IO, 3.98%, 01/15/21	261
221	Series 2958, Class KB, 5.50%, 04/15/35	223
520	Federal Home Loan Mortgage Corp. Series 2931, Class DC, 4.00%, 06/15/18	507

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Agency Collateralized Mortgage Obligations - Continued
	Federal Home Loan Mortgage Corp. STRIPS
$377	Series 227, IO, 5.00%, 12/01/34	$80
4,000	Series 231, IO, 5.50%, 08/01/35 (f)	820
529	Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series T-54, Class 2A, 6.50%, 09/27/07	551
426	Federal Home Loan Mortgage Corp.-Government National Mortgage Association Series 31, Class Z, 8.00%, 07/20/06	471
	Federal National Mortgage Association
145	Series 1990-106, Class J, 8.50%, 09/25/20	158
25	Series 1990-35, Class E, 9.50%, 04/25/20	27
44	Series 1990-7, Class B, 8.50%, 04/07/07	47
50	Series 1990-76, Class G, 7.00%, 07/25/20	53
3	Series 1991-37, Class H, 8.15%, 04/25/06	3
161	Series 1992-195, Class C, 7.50%, 10/25/22	170
243	Series 1993-135, Class PG, 6.25%, 03/23/06	247
193	Series 1993-197, Class SC, IF, 8.30%, 03/22/06	201
268	Series 1994-1, Class K, 6.50%, 06/25/13	270
1,200	Series 1997-42, Class PG, 7.00%, 11/23/07	1,273
244	Series 1998-66, Class B, 6.50%, 12/25/28	257
500	Series 2002-18, Class PC, 5.50%, 09/12/10	524
300	Series 2002-19, Class PE, 6.00%, 04/09/08	314
500	Series 2002-24, Class AJ, 6.00%, 04/25/17	522
730	Series 2002-7, Class QM, 6.00%, 04/10/10	738
138	Series 2003-19, Class JP, 4.50%, 11/25/22	138
500	Series 2003-39, Class PG, 5.50%, 05/25/23	528

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund22

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Agency Collateralized Mortgage Obligations - Continued
$650	Series 2003-47, Class PE, 5.75%, 04/15/18	$684
300	Series 2003-55, Class CD, 5.00%, 01/31/14	303
550	Series 2003-83, Class PG, 5.00%, 07/30/13	560
300	Series 2003-86, Class PX, 4.50%, 08/22/11	302
1,984	Series 2004-61, Class TS, IF, IO, 3.79%, 10/25/31	113
1,381	Series 2004-87, Class JI, IO, 5.00%, 11/25/30	165
225	Series G92-35, Class E, 7.50%, 04/24/06	237
	Federal National Mortgage Association Interest STRIPS
7,142	Series 353, Class 2, IO, 5.00%, 07/25/34	1,477
2,926	Series 357, Class 2, IO, 5.00%, 02/01/35	632
	Government National Mortgage Association
745	Series 2004-39, Class IM, IO, 5.50%, 01/20/27	48
1,108	Series 2004-44, Class PK, IO, 5.50%, 10/20/27	97
444	Series 2004-46, Class IH, IO, 5.50%, 04/20/25	25
45	Vendee Mortgage Trust Series 2003-1, Class B, 5.75%, 08/22/05	45
		29,653
	Non-Agency Collateralized Mortgage Obligations - 3.3%
635	Adjustable Rate Mortgage Trust Series 2005-5, Class 6A21, 3.54%, 09/25/35 (m)	634
166	Cendant Mortgage Corp. Series 2003-8, Class 1A8, 5.25%, 10/25/33	168

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Non-Agency Collateralized Mortgage Obligations - Continued
	Countrywide Alternative Loan Trust
$355	Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	$355
1,803	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35	1,836
	Countrywide Home Loans
2,560	Series 2002-22, Class A20, 6.25%, 09/07/13	2,570
1,912	Series 2004-28R, Class A1, 5.50%, 08/25/33	1,932
299	CR Series 2000-ZC2, Class A4A, 6.70%, 08/10/14 (e)	320
995	CS First Boston Mortgage Securities Corp. Series 2004-5, Class 1A8, 6.00%, 08/04/06	1,001
	FHS, Inc.
4,000	IO, 5.50%, 07/15/35 (m)	768
4,000	PO, 5.50%, 07/15/35 (m)	3,289
177	First Horizon Asset Securities, Inc. Series 2004-AR7, Class 2A1, FRN, 4.95%, 11/05/06	178
1,306	GSMPS Mortgage Loan Trust Series 2005-RP1, Class 1AF, FRN, 3.66%, 01/25/35 (e)	1,311
1,453	Harborview Mortgage Loan Trust Series 2005-3, Class 2A1A, FRN, 3.50%, 06/19/35	1,453
	Indymac Index Mortgage Loan Trust
1,000	Series 2005-AR14, Class 2A1A, FRN, 3.63%, 08/25/35	1,000
903	Series 2004-AR7, Class A1, FRN, 3.75%, 09/25/34	909
170	MASTR Asset Securitization Trust Series 2003-4, Class 2A2, 5.00%, 05/25/18	171
675	Medallion Trust Series Series 2005-2G, Class A, FRN, 3.25%, 08/22/36	679
530	Permanent Financing plc (United Kingdom) Series 2, Class 4A, FRN, 3.19%, 12/10/09	532

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund23

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Non-Agency Collateralized Mortgage Obligations - Continued
	RESI Finance LP (Cayman Islands)
$580	Series 2003-B, Class B3, FRN, 4.74%, 07/10/35 (e) (i)	$600
781	Series 2003-C, Class B3, FRN, 4.59%, 09/10/35 (e) (i)	794
195	Series 2003-C, Class B4, FRN, 4.79%, 09/10/35 (e) (i)	198
354	Series 2005-A, B3, FRN, 3.77%, 03/10/37 (e)	354
120	Series 2005-A, Class B4, FRN, 3.87%, 03/10/37 (e)	120
175	Residential Accredit Loans, Inc. Series 2004-QS8, Class A12, 5.00%, 05/31/10 (e)	175
769	Saco, Inc. Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (m)	768
745	Structured Asset Mortgage Investments, Inc. Series 2005-AK2, Class 2A1, FRN, 3.54%, 05/25/45	746
	Washington Mutual Mortgage Securities Corp.
454	Series 2005-AR2, Class 2A21, FRN, 3.64%, 01/25/45	455
1,000	Series 2005-AR9, FRN, 3.75%, 07/25/35	1,000
	Wells Fargo Mortgage Backed Securities Trust
268	Series 2004-7, Class 2A2, 5.00%, 03/19/09	270
279	Series 2004-EE, Class 3A1, FRN, 3.99%, 05/02/07	275
350	Series 2004-S, Class A5, FRN, 3.54%, 12/25/08	340
		25,201
	Total Collateralized Mortgage Obligations (Cost $54,808)	54,854

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Corporate Bonds - 9.0%
	Airlines - 0.1%
$130	Continental Airlines, Inc. Series 1999-2, Class A2, 7.06%, 03/15/11	$134
489	United AirLines, Inc. Series 2000-2, 7.19%, 04/01/11 (d)	468
		602
	Auto Components - 0.0% (g)
85	TRW Automotive, Inc. 9.38%, 02/15/13	94
	Automobiles - 0.4%
500	DaimlerChrysler NA Holding Corp 7.20%, 09/01/09	544
	Ford Motor Credit Co.
1,300	7.38%, 02/01/11	1,266
845	7.88%, 06/15/10 (m)	839
450	General Motors Corp. 7.20%, 01/15/11	416
		3,065
	Beverages - 0.0% (g)
120	Coca-Cola Enterprises Inc. 6.12%, 08/15/11	131
	Building Products - 0.0% (g)
365	Masco Corp. 4.80%, 06/15/15	363
	Capital Markets - 0.8%
105	Arch Western Finance LLC VAR, 6.75%, 07/01/13 (m)	108
	Bear Stearns Cos, Inc. (The)
200	4.50%, 10/28/10	201
150	5.70%, 11/15/14	161
240	FRN, 3.34%, 04/29/08 (m)	240
600	Goldman Sachs Group LP 7.20%, 03/01/07 (e)	628
	Goldman Sachs Group, Inc.
375	4.75%, 07/15/13	375
425	6.35%, 02/15/34	460

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund24

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Capital Markets - Continued
$450	Lehman Brothers Holdings, Inc. 6.63%, 01/18/12	$504
	Merrill Lynch & Co., Inc.
250	Series B, 3.13%, 07/15/08	242
350	Series C, 4.13%, 01/15/09	349
	Morgan Stanley
250	FRN, 3.35%, 11/09/07	250
145	3.63%, 04/01/08	143
1,300	6.75%, 04/15/11	1,439
750	National Rural Utilities Cooperative Finance Corp. 6.00%, 05/15/06	763
		5,863
	Chemicals - 0.1%
250	Dow Capital BV (Netherlands) 8.50%, 06/08/10	291
75	Huntsman International Holdings LLC 9.88%, 03/01/09	80
325	ICI Wilmington, Inc. 5.63%, 12/01/13	337
115	PolyOne Corp. 10.63%, 05/15/10	122
		830
	Commercial Banks - 1.4%
800	Bank of America Corp. 7.80%, 02/15/10	915
340	BNP Paribas (France) (e) 5.19%, 12/31/49 (m)	345
150	Branch Banking & Trust Co. Wilson North Carolina 4.88%, 01/15/13	154
300	Chuo Mitsui Trust & Bank (Japan) VAR, 5.51%, 12/31/49 (e)	295
440	FleetBoston Financial Corp. 7.38%, 12/01/09	494
365	HBOS Treasury Services plc (United Kingdom) 3.60%, 08/15/07 (e)	362

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Commercial Banks - Continued
$690	HSBC Capital Funding LP (United Kingdom) VAR, 4.61%, 12/31/49 (e)	$673
290	Industrial Bank of Korea (South Korea) VAR, 4.00%, 05/19/14 (e)	282
300	Keycorp Series G, 4.70%, 05/21/09	305
260	Korea First Bank (South Korea) VAR, 7.27%, 03/03/34 (e)	292
340	Marshall & Ilsley Corp. 4.38%, 08/01/09	343
355	Mizuho JGB Investment LLC VAR, 9.87%, 12/31/49 (e)	402
495	Mizuho Preferred Capital VAR, 8.79%, 12/29/49 (e)	546
455	National Capital Trust VAR, 5.49%, 12/31/49 (e)	469
100	Popular North America Inc. 4.25%, 04/01/08	100
320	RBS Capital Trust I VAR, 5.51%, 09/30/14	332
395	Residential Capital Corp. 4.84%, 06/29/07 (e)	395
100	Royal Bank of Canada (Canada) 3.88%, 05/04/09	99
685	Royal Bank of Scotland (United Kingdom) Series 3, 7.82%, 12/31/05 (m)	698
250	Royal Bank of Scotland plc FRN, 3.30%, 11/24/06 (e)	250
260	Shinhan Bank (South Korea) VAR, 5.66%, 03/02/35	261
500	Suntrust Bank 2.50%, 11/01/06	489
50	UnionBanCal Corp. 5.25%, 12/16/13	52
390	United Overseas Bank Ltd. (Singapore) VAR, 5.38%, 09/03/19 (e)	402
545	US Bank NA 2.85%, 11/15/06	536
750	Wachovia Corp. 3.63%, 02/17/09	737

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund25

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Commercial Banks - Continued
	Wells Fargo & Co.
$300	3.13%, 04/01/09	$290
300	6.38%, 08/01/11	332
245	Woori Bank (South Korea) VAR, 5.75%, 03/13/14 (e)	252
		11,102
	Commercial Services & Supplies - 0.0% (g)
175	Allied Waste North America 6.13%, 02/15/14 (m)	163
120	PHH Corp. 7.13%, 03/01/13	133
		296
	Computers & Peripherals - 0.0% (g)
170	International Business Machines Corp. 4.37%, 06/01/09	172
	Construction Materials - 0.0% (g)
120	Hanson Australia Funding Ltd. (Australia) 5.25%, 03/15/13	123
	Consumer Finance - 0.7%
250	American Express Credit Corp. 3.00%, 05/16/08	242
	American General Finance Corp.
300	Series I, 3.61%, 06/27/08 (m)	300
575	Series H, 3.00%, 11/15/06 (m)	566
240	Series H, 4.00%, 03/15/11	232
315	Series H, 4.50%, 11/15/07 (m)	316
130	Series I, 4.62%, 05/15/09	131
400	Capital One Bank 6.87%, 02/01/06	406
	Capital One Financial Corp.
35	5.25%, 02/21/17	35
680	8.75%, 02/01/07	726
1,250	HSBC Finance Corp. 8.00%, 07/15/10	1,442
300	John Deere Capital Corp. Series D, 3.63%, 05/25/07	297
320	SLM Corp. FRN, 3.24%, 01/25/08	320
		5,013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Containers & Packaging - 0.0% (g)
$90	Crown Euro Holdings (France) 9.50%, 03/01/11	$99
	Owens Brockway Glass Container, Inc.
65	7.75%, 05/15/11	69
90	8.25%, 05/15/13	98
		266
	Diversified Financial Services - 1.0%
500	Aries Vermoegensverwaltungs GmbH (Germany) 9.60%, 10/25/14 (e)	648
450	CIT Group, Inc. 4.13%, 02/21/06	451
	Citigroup, Inc.
400	3.50%, 02/01/08	394
944	5.00%, 09/15/14	966
55	6.63%, 06/15/32	66
	Credit Suisse First Boston USA, Inc.
1,600	6.50%, 01/15/12	1,778
315	FRN, 3.45%, 06/02/08	315
500	Ford Motor Credit Co. FRN, 4.39%, 03/21/07	489
	General Electric Capital Corp.
500	8.63%, 06/15/08	558
100	Series A, 3.12%, 04/01/09	96
550	Series A, 5.88%, 02/15/12	595
100	HSBC Finance Corp. 5.00%, 06/30/15	101
100	International Lease Finance Corp. 5.00%, 04/15/10	102
265	Mantis Reef Ltd. (Australia) 4.80%, 11/03/09 (e)	265
400	Textron Financial Corp. 4.60%, 05/03/10	404
14	TRAINS VAR, 8.21%, 08/01/15 (e)	15
190	UFJ Finance Aruba AEC (Aruba) 6.75%, 07/15/13	212
45	UGS Corp. 10.00%, 06/01/12	50
215	Xlliac Global Funding FRN, 3.54%, 06/02/08 (e)	215
		7,720

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund26

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Diversified Telecommunication Services - 0.5%
	BellSouth Corp.
$120	6.00%, 11/15/34 (m)	$128
250	6.00%, 10/15/11	270
180	British Telecommunications plc (United Kingdom) 8.37%, 12/15/10	213
	Deutsche Telekom International Finance BV (Netherlands)
360	5.25%, 07/22/13	374
140	8.50%, 06/15/10	162
45	SUB, 8.75%, 06/15/30	61
450	France Telecom S.A. (France) 8.00%, 03/01/11 (m)	522
600	Nynex Capital Funding Co. SUB, Series B, 8.23%, 10/15/09	678
120	Qwest Corp. VAR, 9.13%, 03/15/12 (e)	131
250	SBC Communications, Inc. 5.88%, 02/01/12	267
	Sprint Capital Corp.
350	6.00%, 01/15/07	359
280	6.90%, 05/01/19	321
175	7.63%, 01/30/11	200
130	8.75%, 03/15/32	181
		3,867
	Electric Utilities - 0.6%
245	Alabama Power Co. Series Y, 2.80%, 12/01/06 (m)	241
226	American Electric Power Co., Inc. Series A, 6.13%, 05/15/06	230
100	Carolina Power & Light Co. 5.13%, 09/15/13	103
55	Consolidated Edison Co. of New York 4.70%, 06/15/09	56
200	Constellation Energy Group, Inc. 6.35%, 04/01/07	207
	Dominion Resources, Inc.
110	6.30%, 03/15/33	120
350	Series B, 6.25%, 06/30/12	380
400	DTE Energy Co. Series A, 6.65%, 04/15/09	431

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Electric Utilities - Continued
	Exelon Corp.
$370	4.90%, 06/15/15	$371
1,100	6.75%, 05/01/11	1,222
285	Pacificorp 4.30%, 09/15/08	286
165	Pepco Holdings, Inc. 7.45%, 08/15/32	204
	Progress Energy, Inc.
530	6.85%, 04/15/12	589
130	7.00%, 10/30/31	150
360	Scottish Power plc (United Kingdom) 5.38%, 03/15/15	369
		4,959
	Electronic Equipment & Instruments - 0.0% (g)
85	Celestica, Inc. (Canada) 7.88%, 07/01/11	87
	Food & Staples Retailing - 0.4%
800	Albertson's, Inc. 6.95%, 08/01/09	864
305	Delhaize America, Inc. 9.00%, 04/15/31	381
700	Kroger Co. (The) 8.05%, 02/01/10	797
540	Safeway, Inc. 4.13%, 11/01/08	532
200	Wal-Mart Stores, Inc. 4.12%, 02/15/11	199
		2,773
	Gas Utilities - 0.1%
375	Columbia Energy Group Series C, 6.80%, 11/28/05	379
215	Enterprise Products Partners LP 6.65%, 10/15/34	236
120	Kinder Morgan Energy Partners LP 7.30%, 08/15/33	146
70	Sempra Energy 4.75%, 05/15/09	71
		832

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund27

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Health Care Equipment & Supplies - 0.0% (g)
$95	Fresenius Medical Care Capital Trust 7.88%, 02/01/08	$100
	Health Care Providers & Services - 0.1%
205	HCA, Inc. 6.38%, 01/15/15	213
	Service Corp. International
40	6.75%, 04/01/16	41
40	7.70%, 04/15/09	43
320	UnitedHealth Group, Inc. 3.30%, 01/30/08	313
		610
	Hotels, Restaurants & Leisure - 0.1%
80	ITT Corp. 7.38%, 11/15/15	89
2	Mandalay Resort Group 9.38%, 02/15/10	2
100	MGM Grand, Inc. 5.88%, 02/27/14	97
85	Vail Resorts, Inc. 6.75%, 02/15/14	86
		274
	Household Durables - 0.1%
70	DR Horton, Inc. 9.75%, 09/15/10 (m)	82
130	KB Home 5.75%, 02/01/14	129
50	Sealy Mattress Co. 8.25%, 06/15/14	51
100	Standard Pacific Corp. 6.88%, 05/15/11	101
		363
	Household Products - 0.0% (g)
35	Spectrum Brands, Inc. 7.38%, 02/01/15 (e)	34
	Industrial Conglomerates - 0.1%
	Hutchison Whampoa Ltd. (Cayman Islands)
215	6.25%, 01/24/14 (e)	231

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Industrial Conglomerates - Continued
$175	7.45%, 11/24/33 (e)	$206
		437
	Insurance - 0.3%
100	Ace INA Holdings, Inc. 5.87%, 06/15/14	105
350	Allstate Corp. (The) 6.12%, 02/15/12	383
150	American International Group, Inc. 2.87%, 05/15/08	144
185	Arch Capital Group Ltd. (Bermuda) 7.35%, 05/01/34 (m)	209
375	Aspen Insurance Holdings Ltd. (Bermuda) 6.00%, 08/15/14 (m)	390
	Liberty Mutual Group
110	6.50%, 03/15/35 (e)	109
170	7.00%, 03/15/34 (e)	179
	Odyssey Re Holdings Corp.
50	6.88%, 05/01/15	51
140	7.65%, 11/01/13	151
150	Principal Life, Income Funding Trusts 3.20%, 04/01/09	145
	Protective Life Secured Trust
60	4.00%, 10/07/09	60
150	4.00%, 04/01/11	148
300	Stingray Pass Through (Cayman Islands) 5.90%, 01/12/15 (e)	303
		2,377
	IT Services - 0.0% (g)
75	Iron Mountain, Inc. 6.63%, 01/01/16	69
	Media - 0.6%
270	AOL Time Warner, Inc. 7.63%, 04/15/31 (m)	337
65	Cablevision Systems Corp. 8.00%, 04/15/12	64
70	Charter Communications Operating LLC/ Charter Communications Operating Capital 8.00%, 04/30/12 (e)	70

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund28

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Media - Continued
$345	Clear Channel Communications, Inc. 5.50%, 09/15/14	$327
	Comcast Cable Communications
225	6.87%, 06/15/09	245
300	8.38%, 05/01/07	322
100	Comcast Cable Communications Holdings, Inc. 8.38%, 03/15/13	122
	Comcast Corp.
85	4.95%, 06/15/16	85
80	7.05%, 03/15/33	94
100	Cox Communications, Inc. 7.75%, 11/01/10	113
80	Echostar DBS Corp. 6.38%, 10/01/11	79
1,050	Historic TW, Inc. 9.12%, 01/15/13	1,327
195	News America, Inc. 6.20%, 12/15/34	205
	News America, Inc.
250	6.75%, 01/09/38	284
115	7.75%, 12/01/45 (m)	141
255	TCI Communications, Inc. 7.88%, 02/15/26 (m)	318
100	Thomson Corp. (The) 4.25%, 08/15/09	99
260	Time Warner Entertainment Co. LP 8.38%, 03/15/23	332
100	Time Warner Entertainment, Inc. 9.15%, 02/01/23	137
		4,701
	Metals & Mining - 0.1%
165	Newmont Mining Corp. 5.88%, 04/01/35	168
260	Noranda Corp. (Canada) 6.00%, 10/15/15	273
		441
	Multi-Utilities - 0.2%
435	Dominion Resources, Inc. Series A, 8.13%, 06/15/10 (m)	501

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Multi-Utilities - Continued
$500	Duke Energy Corp. 6.25%, 01/15/12	$546
235	PSEG Power LLC 7.75%, 04/15/11	271
		1,318
	Office Electronics - 0.1%
150	Pitney Bowes, Inc. 3.88%, 06/15/13	144
55	Xerox Corp. 7.63%, 06/15/13	59
		203
	Oil, Gas & Consumable Fuels - 0.4%
365	BP Capital Markets plc (United Kingdom) 2.75%, 12/29/06 (m)	359
300	Conoco Funding Co. (Canada) 6.35%, 10/15/11	332
	Kinder Morgan Energy Partners LP
200	7.40%, 03/15/31	244
60	7.75%, 03/15/32	76
325	Nexen, Inc. (Canada) 5.88%, 03/10/35	330
1,250	Occidental Petroleum Corp. 9.25%, 08/01/19	1,752
70	Valero Energy Corp. 7.50%, 04/15/32	86
		3,179
	Paper & Forest Products - 0.0% (g)
160	Georgia Pacific Corp. 7.70%, 06/15/15	182
	Real Estate - 0.2%
375	Developers Diversified Realty Corp. (REIT) 5.50%, 05/01/15	383
500	HSBC Finance Corp. FRN, 3.37%, 05/09/08	500
	Istar Financial, Inc.
385	5.15%, 03/01/12	381
210	6.00%, 12/15/10	218

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund29

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Real Estate - Continued
$375	Simon Property Group LP (e) 5.10%, 06/15/15	$375
		1,857
	Road & Rail - 0.3%
200	Burlington Northern Santa Fe Corp. 6.13%, 03/15/09	212
300	CSX Corp. 7.45%, 05/01/07	317
350	Norfolk Southern Corp. 7.05%, 05/01/37	436
1,000	Union Pacific Corp. 6.65%, 01/15/11	1,112
		2,077
	Semiconductors & Semiconductor Equipment - 0.0% (g)
55	Freescale Semiconductor, Inc. 7.13%, 07/15/14	59
	Software - 0.1%
550	Computer Associates International, Inc. 5.63%, 12/01/14 (e)	559
	Thrifts & Mortgage Finance - 0.1%
600	Countrywide Home Loans, Inc. Series L, 4.00%, 03/22/11	579
	Washington Mutual, Inc.
100	4.20%, 01/15/10	99
250	4.62%, 04/01/14	243
		921
	Wireless Telecommunication Services - 0.1%
220	America Movil S.A. de C.V. (Mexico) 6.38%, 03/01/35 (m)	215
230	Motorola, Inc. 7.50%, 05/15/25	281
	New Cingular Wireless Services, Inc.
150	7.88%, 03/01/11	174
10	8.13%, 05/01/12 (m)	12
80	Nextel Communications, Inc. 7.38%, 08/01/15	86

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Wireless Telecommunication Services - Continued
$270	Rogers Wireless Communications, Inc. (Canada) 6.38%, 03/01/14	$275
		1,043
	Total Corporate Bonds (Cost $66,039)	68,962
	U.S. Government Agency Mortgages - 6.4%
17	Federal Home Loan Mortgage Corp. Conventional Pools 9.00%, 08/01/09	18
	Federal Home Loan Mortgage Corp. Gold Pools
704	4.00%, 11/03/09	689
609	6.00%, 04/01/14 - 02/01/35	626
507	6.50% 06/14/06 - 02/01/26	529
424	7.00%, 10/11/06 - 02/01/26	448
68	7.50%, 05/01/26 - 08/01/27	73
202	8.00%, 03/01/08 - 05/01/25	214
32	8.50%, 07/01/26	35
380	TBA, 5.50%, 07/15/35 (m)	385
3,167	TBA, 6.00%, 08/15/31 (m)	3,244
	Federal National Mortgage Association Conventional Pools
500	5.50%, 05/25/10 (m)	507
252	6.00%, 01/01/14	260
381	6.50%, 05/01/11 - 02/01/26	396
1,194	6.53%, 06/27/07	1,241
710	6.79%, 11/01/07	736
304	7.00%, 11/30/05 - 05/01/26	319
177	7.50%, 08/01/09 - 11/01/26	189
218	8.00%, 11/01/22 - 06/01/24	235
130	8.50%, 11/01/18	141
60	9.00%, 08/01/24	66
13,900	TBA, 5.00%, 07/25/20 - 07/25/35	13,954
19,300	TBA, 5.50%, 07/25/35 (m)	19,559
500	TBA, 6.00%, 07/25/35	513
	Government National Mortgage Association Various Pools
76	5.50%, 04/20/11	79
857	6.50%, 07/15/08 - 03/15/28	895
533	7.00%, 07/15/08 - 05/15/26	558

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund30

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	U.S. Government Agency Mortgages - Continued
$127	7.50%, 08/15/07 - 05/15/26	$138
165	8.00%, 04/15/24 - 07/20/28	178
391	8.50%, 06/15/22 - 01/15/27	429
9	10.00%, 07/15/18	10
7	12.00%, 03/15/14	8
3	13.50%, 05/15/11	4
2,400	TBA, 5.50%, 08/15/34 (m)	2,447
	Total U.S. Government Agency Mortgages (Cost $48,694)	49,123
	U.S. Government Agency Securities- 0.6%
250	Federal Home Loan Mortgage Corp. 6.25%, 07/15/32	314
	Federal National Mortgage Association
1,350	5.37%, 11/15/11	1,447
27	8.00%, 07/25/21	29
1,250	7.13%, 01/15/30	1,709
1,000	7.13%, 06/15/10	1,139
300	7.25%, 01/15/10	340
	Total U.S. Government Agency Securities (Cost $4,537)	4,978
	U.S. Treasury Obligations - 6.1%
	U.S. Treasury Bonds
1,550	5.38%, 02/15/31 (m)	1,829
4,000	10.38%, 11/15/12	4,601
1,424	U.S. Treasury Inflation Indexed Bonds 3.88%, 01/15/09	1,549
	U.S. Treasury Notes
15	1.66%, 01/15/15	15
415	1.87%, 12/31/05 (k) (m)	412
125	2.75%, 07/31/06 (k) (m)	124
2,200	3.13%, 01/31/07	2,183
4,000	3.25%, 08/15/08	3,950
185	3.50%, 02/15/10 (m)	183
480	3.63%, 06/15/10 (m)	478
290	3.75%, 03/31/07 (m)	290
540	3.88%, 05/15/10 (m)	543
3,325	4.00%, 03/15/10 (m)	3,361
610	4.00%, 04/15/10 (m)	617
550	4.00%, 02/15/15 (m)	552

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	U.S. Treasury Obligations - Continued
$835	4.13%, 05/15/15 (m)	$847
170	4.25%, 11/15/13 (k) (m)	174
303	4.25%, 11/15/14 (k) (m)	310
6,500	5.00%, 08/15/11	6,930
2,024	5.75%, 08/15/10	2,212
3,500	6.50%, 08/15/05	3,515
2,000	6.50%, 02/15/10	2,232
	U.S. Treasury STRIPS
7,500	PO, 02/15/12	5,822
3,000	PO, 05/15/15	2,010
2,650	PO, 08/15/15	1,754
	Total U.S. Treasury Obligations (Cost $45,674)	46,493
	Foreign Government Securities- 1.3%
	Brazilian Government International Bond (Brazil)
105	10.50%, 07/14/14	124
75	11.00%, 08/15/15	90
80	11.00%, 08/17/40	96
151	12.25%, 03/06/30	202
754	Colombia Government International Bond (Colombia) 9.75%, 04/09/11	861
	Italy Government International Bond (Italy)
521	4.50%, 01/21/15 (m)	527
	Hydro Quebec (Canada)
2,500	6.52%, 02/23/06	2,542
	Mexico Government International Bond (Mexico)
200	4.63%, 10/08/08	202
90	6.38%, 01/16/13	96
130	6.63%, 03/03/15	143
350	8.30%, 08/15/31	436
110	11.50%, 05/15/26	177
	Peru Government International Bond (Peru)
28	8.38%, 05/03/16	31
294	8.75%, 11/21/33	331

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund31

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Foreign Government Securities - Continued
		Russia Government International Bond (Russia)
$370		8.75%, 07/24/05	$371
1,440		8.75%, 07/24/05 (e)	1,445
165		12.75%, 06/24/28	299
		Ukraine Government International Bond (Ukraine)
275		6.88%, 03/04/11 (e)	289
515		7.65%, 06/11/13	568
		Venezuela Government International Bond (Venezuela)
850		9.25%, 09/15/27	891
105		10.75%, 09/19/13	123
		Total Foreign Government Securities (Cost $9,501)	9,844
NO. OF CONTRACTS
		Options Purchased - 0.0% (g)
		Call Options Purchased - 0.0% (g)
-	(h)	Federal Fund 30 Day, expiring Jul-05 @96.75	-	(h)
2,000		Call Option on Interest Rate Swap, expiring on 2/21/05. If exercised the Fund receives 4.52% semi-annually and pays floating 3 month LIBOR, expiring 12/23/15, European Style	48
24,200		Call Option on Interest Rate Swap, expiring on 9/18/06. If exercised the Fund receives 4.08% semi-annually and pays floating 3 month LIBOR, expiring 6/27/07, European Style	80
-	(h)	U.S. Treasury Note, expiring Sep-05 @119.00	31
			159
		Put Options Purchased - 0.0% (g)
-	(h)	Federal Fund 30 Day, expiring Jul-05 @96.75	1
8,000		Put option on FNMA, 30 Year Fixed, 5.00%, TBA, expiring Sep-05 @99.00, European Style	32
6,000		Put option on FNMA, 30 Year Fixed, 5.50%, TBA, expiring Sep-05 @98.95, European Style	22
2,000		Put Option on Interest Rate Swap, expiring on 12/21/05. If exercised the Fund pays 4.52% and receives floating 3 month LIBOR, expiring 3/15/06, European Style	31

NO. OF CONTRACTS	SECURITY DESCRIPTION	VALUE
	Put Options Purchased - Continued
4,600	Put Option on Interest Rate Swap, expiring on 9/7/05. If exercised the Fund pays 4.21% and receives floating 3 month LIBOR, expiring 9/9/10, European Style	$27
		113
	Total Options Purchased (Cost $292)	272
PRINCIPAL AMOUNT
	Short-Term Investments – 4.7%
	Commercial Paper - 2.1%
$1,500	BMW US Capital LLC 3.22%, 07/18/05 (e) (m)	1,498
1,995	Danske Corp. 4.43%, 08/01/05	1,995
2,250	DNB Nor Bank ASA 3.17%, 07/18/05 (m)	2,247
1,500	Fortis Funding 3.23%, 07/22/05 (m)	1,497
2,000	ING US Funding LLC 3.17%, 07/15/05 (m)	1,998
1,500	Ixis Commercial Paper 3.20%, 07/22/05 (m)	1,497
2,000	National Australia Funding 3.26%, 07/28/05 (m)	1,995
1,500	Rabobank USA Fin. Corp. 3.21%, 07/25/05 (m)	1,497
2,000	Windmill Funding Corp. 3.18%, 07/21/05 (m)	1,997
		16,221
SHARES
	Investment Companies - 2.6%
19,477	JPMorgan Prime Money Market Fund (b) (m)	19,477
411	JPMorgan Liquid Assets Money Market Fund (b)	411
		19,888
PRINCIPAL AMOUNT
	U.S. Treasury Obligations - 0.0% (g)
$30	U.S. Treasury Bill 1.88%, 11/30/05 (k) (m)	30

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund32

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
	Total Short-Term Investments (Cost $36,139)	$36,139
	Investments Of Cash Collateral For Securities Loaned - 1.8%
	Investment Companies - 1.5%
7,647	BGI Prime Money Market Fund	7,647
3,532	Morgan Stanley Institutional Liquidity Fund	3,532
		11,179
PRINCIPAL AMOUNT
	Repurchase Agreement - 0.3%
$2,000	Credit Suisse First Boston LLC, 3.46%, dated 06/30/05, due on 07/01/05, repurchase price $2,001, collateralized by corporate collateralized mortgage obligations	2,000
	Total Investments of Cash Collateral for Securities Loaned (Cost $13,179)	13,179

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Total Investments - 107.7%	$824,808
	(Cost $725,037)
	Liabilities in excess of
	other assets - (7.7)%	(58,638)
	Net Assets - 100.0%	$766,170

  Percentages are based on net assets.

Summary of Investments by Country, June 30, 2005

COUNTRY	% OF INVESTMENT SECURITIES
United States	84.3%
United Kingdom	3.0
Japan	2.1
France	1.4
Netherlands	1.0
Switzerland	0.9
Germany	0.8
Other (below 0.5%)	6.5
Total	100.0%

Futures Contracts

(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 06/30/05	UNREALIZED APPRECIATION/ (DEPRECIATION) (USD)
	Long Futures Outstanding
51	2 Year U.S. Treasury Notes	September, 2005	$10,583	$9
10	10 Year U.S. Treasury Notes	September, 2005	1,135	11
27	10 Year U.S. Treasury Notes	December, 2005	3,026	14
50	30 Day Federal Fund	August, 2005	20,120	- (h)
7	S & P 500	September, 2005	2,098	(6)
2	Russell 2000 Index	September, 2005	643	6
	Short Futures Outstanding
(4)	5 Year U.S. Treasury Notes	September, 2005	(435)	(1)
(5)	10 Year U.S. Treasury Notes	September, 2005	(594)	- (h)
(26)	Eurodollar	December, 2006	(6,250)	13
(11)	Russell 2000 Index	September, 2005	(3,492)	(45)
				1

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund33

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

Forward Foreign Currency Exchange Contracts (amounts in thousands except number of contracts)

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 06/30/05	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,303	AUD	08/22/05	$4,010	$4,025	$15
642 270	AUD for GBP	08/22/05	483	487	4
620	AUD	08/22/05	480	471	(9)
253 260	CHF for AUD	08/22/05	197	198	1
635	EUR	08/22/05	800	770	(30)
196 1,792	EUR for SEK	08/22/05	230	238	8
360	EUR	08/22/05	434	436	2
620	EUR	08/22/05	753	752	(1)
400	EUR	08/22/05	483	485	2
392 3,697	EUR for SEK	08/22/05	474	475	1
266 645	GBP for AUD	08/22/05	490	476	(14)
418 940	GBP for CHF	08/22/05	736	747	11
214 2,884	GBP for SEK	08/22/05	370	383	13
225,283	JPY	08/22/05	2,115	2,041	(74)
51,514	JPY	08/22/05	475	467	(8)
47,203 353	JPY for EUR	08/22/05	428	428	- (h)
1,599	NOK	08/22/05	250	245	(5)
21,579	SEK	08/22/05	2,970	2,770	(200)
331	EUR	07/01/05	400	399	(1)
			$16,578	$16,293	$(285)
CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 06/30/05	NET UNREALIZED APPRECIATION (DEPRECIATION)
110	AUD	08/22/05	$84	$83	$1
3,661	CHF	08/22/05	3,002	2,867	135
370	CHF	08/22/05	297	290	7
1,583	EUR	08/22/05	1,999	1,918	81
1,010	EUR	08/22/05	1,232	1,224	8
585	EUR	08/22/05	714	709	5
40	EUR	08/22/05	48	48	- (h)
285	EUR	08/22/05	344	345	(1)
285	EUR	08/22/05	345	345	- (h)
780	GBP	08/22/05	1,422	1,395	27
101,774	JPY	08/22/05	940	922	18
9,780	NOK	08/22/05	1,525	1,499	26
480	EUR	08/22/05	581	582	(1)
920	SGD	08/22/05	558	547	11
			$13,091	$12,774	$317

For Cross Currency exchange contracts, the settlement value is the USD value at 06/30/05 of the currency being sold or bought.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund34

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

OPTIONS WRITTEN
UNITS	CALL OPTIONS WRITTEN	VALUE
1,200	Call Option on Interest Rate Swap, expiring on 6/21/07. If exercised the Fund pays floating 3 month LIBOR and receives 4.65%, expiring 6/26/17, European Style	$(51)
1,200	Call Option on Interest Rate Swap, expiring on 6/23/08. If exercised the Fund pays floating 3 month LIBOR and receives 4.65%, expiring 6/25/18, European Style	(54)
4,800	Call Option on Interest Rate Swap, expiring on 6/23/06. If exercised the Fund pays floating 3 month LIBOR and receives 4.25%, expiring 6/27/11, European Style	(82)
		(187)

UNITS		PUT OPTIONS WRITTEN	VALUE
-	(h)	Put option on Eurodollar Future, expiring Jul-05 @95.88	$(7)
12,000		Put option on FNMA, 30 Year Fixed, 5.00%, TBA, expiring Sep-05 @97.98, European Style	(19)
15,500		Put option on FNMA, 30 Year Fixed, 5.50%, TBA, expiring Sep-05 @100.50, European Style	(34)
8,500		Put option on FNMA, 30 Year Fixed, 5.50%, TBA, expiring Sep-05 @101.00, European Style	(31)
1,200		Put Option on Interest Rate Swap, expiring on 6/21/07. If exercised the Fund pays 4.25% and receives floating 3 month LIBOR, expiring 6/26/17, European Style	(42)
1,200		Put Option on Interest Rate Swap, expiring on 6/23/08. If exercised the Fund pays 4.65% and receives floating 3 month LIBOR, expiring 6/25/18, European Style	(54)
			(187)
		Total Options Written (Premiums Received $407)	(374)

Swap Contracts

DESCRIPTIONS	EXPIRATION DATE	UNDERLYING NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Swap - rate lock with Citibank N.A. on 5 Year Forward interest rate swap, less 4.19%, the Fund receives positive, pays negative	8/9/10	$3,660	$(7)
Swap - rate lock with Merrill Lynch Capital Services on 5 Year Forward interest rate swap, less 4.20%, the Fund receives positive, pays negative	7/25/10	1,830	(2)
Total Return/Spread Swap with Bank of America on Bank of America AAA CMBS Index. The fund receives positive when spread tightens, pays negative when spread widens.	7/29/05	4,500	16
Total Return/Spread Swap with Lehman Brother Special financing on Lehman Brothers 8.5 Year AAA CMBS Index. The fund receives positive when spread tightens, pays negative when spread widens.	7/1/05	4,250	14
Credit Default contract with Deutsche Bank AG, New York. Fund pays quarterly payment of 26.25 (105 per annum) BPS times notional amount of Brazilian Government, 12.25%, 3/6/30. Upon a defined credit event fund receives notional amount and delivers a defined deliverable obligation.	4/20/06	1,400	(9)
Credit Default contract with Union Bank of Switzerland AG, London. Fund pays semi-annually payment of 61.50 (123 per annum) BPS times notional amount of Colombian Government, 10.38%, 1/28/33. Upon a defined credit event fund receives notional amount and delivers a defined deliverable obligation.	6/20/07	4,500	(11)
Credit Default contract with Morgan Stanley Capital Services. Fund pays quarterly payment of 5.75 (23 per annum) BPS times notional amount of FPL Group Capital, Inc., 7.38%, 6/1/09. Upon a defined credit event fund receives notional amount and delivers a defined deliverable obligation.	9/20/10	800	1

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund35

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

Swap Contracts - continued

DESCRIPTIONS	EXPIRATION DATE	UNDERLYING NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Default contract with Deutsche Bank AG, New York. Fund pays quarterly payment of 26.25 (105 per annum) BPS times notional amount of Mexico Government, 7.50%, 4/8/33. Upon a defined credit event fund receives notional amount and delivers a defined deliverable obligation.	6/20/10	$2,000	$(10)
Credit Default contract with Deutsche Bank AG, New York. Fund pays quarterly payment of 26.50 (106 per annum) BPS times notional amount of Mexico Government, 7.50%, 4/8/33. Upon a defined credit event fund receives notional amount and delivers a defined deliverable obligation.	6/20/10	2,500	(21)
Credit Default contract with Morgan Stanley Capital Services. Fund pays quarterly payment of 28 (112 per annum) BPS times notional amount of Mexico Government, 7.50%, 4/8/33. Upon a defined credit event fund receives notional amount and delivers a defined deliverable obligation.	4/20/10	1,000	(13)
Credit Default contract with Deutsche Bank AG, New York. Fund pays semi-annually payment of 48 (96 per annum) BPS times notional amount of Mexico Government, 7.50%, 4/8/33. Upon a defined credit event fund receives notional amount and delivers a defined deliverable obligation.	7/20/10	2,000	(7)
Credit Default contract with Citibank, N.A.. Fund pays quarterly payment of 29.13 (116.50 per annum) BPS times notional amount of Pemex, 9.50%, 9/15/27. Upon a defined credit event fund receives notional amount and delivers a defined deliverable obligation.	5/20/10	2,000	(1)
Credit Default contract with Citibank, N.A.. Fund pays quarterly payment of 31.25 (125 per annum) BPS times notional amount of Pemex, 9.50%, 9/15/27. Upon a defined credit event fund receives notional amount and delivers a defined deliverable obligation.	6/20/10	2,000	(6)
Credit Default contract with Morgan Stanley Capital Services. Fund pays quarterly payment of 92.5 (370 per annum) BPS times notional amount of Republic of Colombia, 10.38%, 1/28/33. Upon a defined credit event fund receives notional amount and delivers a defined deliverable obligation.	5/20/10	2,000	(80)
Credit Default contract with Morgan Stanley Capital Services. Fund pays quarterly payment of 28.75 (115 per annum) BPS times notional amount of Russian Federation, 5.00%, 3/31/30. Upon a defined credit event fund receives notional amount and delivers a defined deliverable obligation.	3/20/10	5,000	(64)
Credit Default contract with Deutsche Bank AG, New York. Fund pays quarterly payment of 30.75 (123 per annum) BPS times notional amount of Russian Federation, 5.00%, 3/31/30. Upon a defined credit event fund receives notional amount and delivers a defined deliverable obligation.	2/20/10	5,000	(92)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund36

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

Swap Contracts - continued

DESCRIPTIONS	EXPIRATION DATE	UNDERLYING NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Default contract with Bank of America. Fund pays quarterly payment of 19.75 (79 per annum) BPS times notional amount of The Kroger Co., 5.50%, 2/1/13. Upon a defined credit event fund receives notional amount and delivers a defined deliverable obligation.	6/20/10	$1,150	$(10)
Credit Default contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 31.50 (126 per annum) BPS times notional amount of Aries Vermoegensverwaltungs, 9.60%, 10/25/14. Upon a defined credit event, fund pays notional amount and takes receipt of a defined deliverable obligation.	2/20/10	5,000	88
Credit Default contract with Union Bank of Switzerland AG, London. Fund receives quarterly payment of 81.50 (326 per annum) BPS times notional amount of Brazilian Government, 12.25%, 3/6/30. Upon a defined credit event, fund pays notional amount and takes receipt of a defined deliverable obligation.	6/20/10	2,800	7
Credit Default contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 58.75 (235 per annum) BPS times notional amount of Brazilian Government, 12.25%, 3/6/30. Upon a defined credit event, fund pays notional amount and takes receipt of a defined deliverable obligation.	4/20/07	1,400	33
Credit Default contract with Morgan Stanley Capital Services. Fund receives quarterly payment of 12.25 (49 per annum) BPS times notional amount of Cendant Corp., 7.38%, 1/15/13. Upon a defined credit event, fund pays notional amount and takes receipt of a defined deliverable obligation.	9/20/10	800	(1)
Credit Default contract with Goldman Sachs Capital Management. Fund receives quarterly payment of 34.75 (139 per annum) BPS times notional amount of Delhaize America, 8.13%, 4/15/11. Upon a defined credit event, fund pays notional amount and takes receipt of a defined deliverable obligation.	6/20/10	800	7
Credit Default contract with Lehman Brothers Special Financing. Fund receives quarterly payment of 116.79 (467.14 per annum) BPS times notional amount of Ford Motor Credit Co., 7.00%, 10/1/13. Upon a defined credit event, fund pays notional amount and takes receipt of a defined deliverable obligation.	9/20/10	235	7
Credit Default contract with Morgan Stanley Capital Services. Fund receives quarterly payment of 47.50 (190 per annum) BPS times notional amount of Gazprom, 8.63%, 4/28/34. Upon a defined credit event, fund pays notional amount and takes receipt of a defined deliverable obligation.	3/20/10	5,000	98
Credit Default contract with Citibank N.A.. Fund receives quarterly payment of 25 (100 per annum) BPS times notional amount of Mexico Government, 8.30%, 8/15/31. Upon a defined credit event, fund pays notional amount and takes receipt of a defined deliverable obligation.	5/20/10	2,000	10

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund37

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

Swap Contracts - continued

DESCRIPTIONS	EXPIRATION DATE	UNDERLYING NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Default contract with Citibank N.A.. Fund receives quarterly payment of 26.25 (105 per annum) BPS times notional amount of Mexico Government, 8.30%, 8/15/31. Upon a defined credit event, fund pays notional amount and takes receipt of a defined deliverable obligation.	6/20/10	$2,000	$12
Credit Default contract with Morgan Stanley Capital Services. Fund receives quarterly payment of 100.75 (403 per annum) BPS times notional amount of Republic of Venezuela, 9.25%, 9/15/27. Upon a defined credit event, fund pays notional amount and takes receipt of a defined deliverable obligation.	5/20/10	2,000	83
Credit Default contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 25.25 (101 per annum) BPS times notional amount of Russian Federation, 5.00%, 3/31/30. Upon a defined credit event, fund pays notional amount and takes receipt of a defined deliverable obligation.	7/20/10	2,000	3
Credit Default contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 26 (104 per annum) BPS times notional amount of Russian Federation, 5.00%, 3/31/30. Upon a defined credit event, fund pays notional amount and takes receipt of a defined deliverable obligation.	6/20/10	2,000	11
Credit Default contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 26.25 (105 per annum) BPS times notional amount of Russian Federation, 5.00%, 3/31/30. Upon a defined credit event, fund pays notional amount and takes receipt of a defined deliverable obligation.	6/20/10	2,500	22
Credit Default contract with Morgan Stanley Capital Services. Fund receives quarterly payment of 35 (140 per annum) BPS times notional amount of Russian Federation, 5.00%, 3/31/30. Upon a defined credit event, fund pays notional amount and takes receipt of a defined deliverable obligation.	4/20/10	1,000	23
Swap - Interest Rate with Lehman Brothers Special Financing, the Fund pays 3.83% semi-annually, receives 3 month LIBOR	6/3/07	1,500	3
Swap - Interest Rate with Bank of America, the Fund pays 4.08% semi-annually, receives 3 month LIBOR	6/9/10	5,020	12
Swap - Interest Rate with Merrill Lynch Capital Services, the Fund pays 4.26% semi-annually, receives 3 month LIBOR	6/15/10	5,040	(26)
Swap - Interest Rate with Deutsche Bank AG, New York, the Fund pays 4.36% semi-annually, receives 3 month LIBOR	6/8/15	1,550	(3)
Swap - Interest Rate with Lehman Brothers Special Financing, the Fund pays 4.58% per annum, receives 3 month LIBOR	6/15/15	1,290	(26)
Swap - Interest Rate with Merrill Lynch Capital Services, the Fund pays 4.60% semi-annually, receives 3 month LIBOR	1/21/15	510	(18)
Swap - Interest Rate with Lehman Brothers Special Financing, the Fund pays 4.68% semi-annually, receives 3 month LIBOR	4/14/12	4,800	(149)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund38

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

Swap Contracts - continued

DESCRIPTIONS	EXPIRATION DATE	UNDERLYING NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Swap - Interest Rate with Lehman Brothers Special Financing, the Fund pays 5.05% semi-annually, receives 3 month LIBOR	4/15/15	$1,650	$(103)
Swap - Interest Rate with Lehman Brothers Special Financing, the Fund pays 5.14% semi-annually, receives 3 month LIBOR	7/15/32	1,151	(117)
Swap - Interest Rate with Merrill Lynch Capital Services, the Fund receives 3.45% semi-annually, pays 1 month LIBOR	9/1/05	129,000	(13)
Swap - Interest Rate with Merrill Lynch Capital Services, the Fund receives 3.48% semi-annually, pays 1 month LIBOR	9/1/05	129,000	(9)
Swap - Interest Rate with Lehman Brothers Special Financing, the Fund receives 4.13% semi-annually, pays 3 month LIBOR	4/14/07	7,488	36
Swap - Interest Rate with Bank of America, the Fund receives 4.62% semi-annually, pays 3 month LIBOR	6/11/35	1,400	(7)
Swap - Interest Rate with Lehman Brothers Special Financing, the Fund receives 4.62% semi-annually, pays 3 month LIBOR	6/3/25	220	1
Swap - Interest Rate with Deutsche Bank AG, New York, the Fund receives 4.68% semi-annually, pays 3 month LIBOR	6/8/35	750	6
Swap - Interest Rate with Merrill Lynch Capital Services, the Fund receives 4.80% semi-annually, pays 3 month LIBOR	6/15/35	1,400	34
Swap - Interest Rate with Lehman Brothers Special Financing, the Fund receives 5.12% semi-annually, pays 3 month LIBOR	4/14/25	1,136	85
Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Fund receives 3.42% semi-annually, pays 3 month LIBOR	12/21/05	73,000	(91)
Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Fund receives 3.97% per annum, pays 3 month LIBOR	6/21/06	33,000	(2)
Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Fund receives 4.04% semi-annually, pays 3 month LIBOR	6/21/06	66,000	9
Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Fund pays 3.96% per annum, receives 3 month LIBOR	12/20/06	73,000	14
Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Fund pays 4.15% per annum, receives 3 month LIBOR	12/20/06	82,000	(26)
Swap - Price Lock with Lehman Brothers Special Financing on 30 Year FNMA, 5.00%, 4/15/15, price less 104.42, the Fund receives positive, pays negative	7/6/05	1,650	14
Swap - Price Lock with Union Bank of Switzerland AG, London on 30 Year FNMA, 5.50%, 7/05 TBA, price less 101.13, the Fund receives positive, pays negative	7/14/05	8,600	19
Swap - Price Lock with Deutsche Bank AG, New York on FHLMC, 4.50%, 1/15/14, price less 100.77, the Fund receives positive, pays negative	7/21/05	2,735	37
Swap - Price Lock with Lehman Brothers Special Financing on FHLMC, 6.25%, 7/15/32, price less 121.54, the Fund receives positive, pays negative	8/5/05	1,065	41

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund39

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

Swap Contracts - continued

DESCRIPTIONS	EXPIRATION DATE	UNDERLYING NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Swap - Price Lock with Lehman Brothers Special Financing on Tennessee Valley Authority, 4.38%, 6/15/15, price less 98.94, the Fund receives positive, pays negative	7/29/05	$1,300	$22
Swap - Price Lock with Barclays on TII, 0.88%, 4/15/10, price less 100.64, the Fund receives negative, pays positive	7/28/05	2,765	- (h)
Swap - Price Lock with Barclays on TII, 3.00%, 7/15/12, price less 119.04, the Fund receives positive, pays negative	7/28/05	1,750	- (h)
Swap - Price Lock with Lehman Brothers Special Financing on US Treasury Note, 3.63%, 6/15/10, price less 99.29, the Fund receives negative, pays positive	7/8/05	1,189	(3)
Swap - Price Lock with Lehman Brothers Special Financing on US Treasury Note, 3.63%, 6/15/10, price less 99.55, the Fund receives negative, pays positive	7/8/05	1,111	-
Swap - Price Lock with Citibank, N.A. on US Treasury Note, 4.00%, 3/15/10, price less 101.21, the Fund receives positive, pays negative	8/9/05	3,000	(5)
Swap - Price Lock with Barclays on US Treasury Note, 4.00%, 4/15/10, price less 100.87, the Fund receives positive, pays negative	7/28/05	2,935	5
Swap - Price Lock with Barclays on US Treasury Note, 4.38%, 8/15/12, price less 103.08, the Fund receives positive, pays negative	9/29/05	3,650	- (h)
Swap - Price Lock with Barclays on US Treasury Note, 4.88%, 2/15/12, price less 105.78, the Fund receives negative, pays positive	7/28/05	2,150	(6)
			(165)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund40

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

ADR  American Depositary Receipt

CDI  Certificate of Interbank Deposits

FHLMC  Federal Home Loan Mortgage Corp.

FNMA  Federal National Mortgage Association

FRN  Floating Rate Note

IF  Inverse Floaters

IO  Interest Only

GDR  Global Depositary Receipt

REIT  Real Estate Investment Trust

SUB  Step Up Bond

TBA  To be announced.

TII  Treasury Inflation Index

VAR  Variable

(a)  Non-income producing security.

(b)  Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc.

(c)  Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)  Defaulted Security.

(e)  All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(f)  Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands):

Market Value	Percentage
$820	0.11%

In addition, the market value and percentage of the investments that are fair valued under the fair valuation policy for international investments as described in Note 2A (amounts in thousands) is $86,323 and 10.47%, respectively.

(g)  Amount rounds to less than 0.1%.

(h)  Amount rounds to less than one thousand.

(i)  Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)  Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)  All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA's, when-issued securities, delayed delivery securities, and reverse repurchase agreements

PO  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS  Separate Trading of Registered Interest and Principal of Securities. The STRIPS program lets investors hold and trade the individual interest and principal components of eligible notes and bonds as separate securities.

FOREIGN CURRENCIES:

AUD  Australian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  British Pound

JPY  Japanese Yen

NOK  Norwegian Dollar

SEK  Swedish Krona

SGD  Singapore Dollar

USD  United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund41

JPMorgan Diversified Fund

STATEMENT OF ASSETS
AND LIABILITIES   AS OF JUNE 30, 2005

(Amounts in thousands, except per share amounts)

ASSETS
Investments in non-affiliates, at value	$804,920
Investments in affiliates, at value	19,888
Total investment securities, at value	824,808
Cash	1,377
Foreign currency, at value	153
Receivables:
Investment securities sold	56,751
Fund shares sold	1,308
Interest and dividends	3,042
Tax reclaims	160
Unrealized gain on forward foreign currency exchange contracts	376
Unrealized appreciation on open swap contracts	773
Prepaid expenses and other assets	1
Total Assets	888,749
LIABILITIES
Payables:
Dividends	551
Investment securities purchased	104,474
Collateral for securities lending program	13,179
Fund shares redeemed	1,775
Variation margin on futures contracts	2
Unrealized loss on forward foreign currency exchange contracts	344
Outstanding options written, at fair value	374
Unrealized depreciation on open swap contracts	938
Accrued liabilities:
Investment advisory fees	286
Administration fees	61
Shareholder servicing fees	93
Distribution fees	132
Custodian and accounting fees	41
Trustees' fees - deferred compensation plan	7
Other	322
Total Liabilities	122,579
NET ASSETS	$766,170

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund42

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF ASSETS
AND LIABILITIES  AS OF JUNE 30, 2005

(Amounts in thousands, except per share amounts)

NET ASSETS
Paid in Capital	$723,120
Accumulated undistributed (distributions in excess of) net investment income	(398)
Accumulated undistributed net realized gains (losses) from investments, futures, foreign currency transactions, written options, and swap transactions	(56,241)
Net unrealized appreciation (depreciation) from investments, futures, foreign currency translations, written options, and swaps	99,689
Total Net Assets	$766,170
Net Assets:
Class A	$155,622
Class B	152,707
Class C	6,126
Select Class	141,789
Institutional Class	309,926
Total	$766,170
Outstanding units of beneficial interest ($0.0001 par value; unlimited number of shares authorized):
Class A	11,474
Class B	11,266
Class C	452
Select Class	10,436
Institutional Class	22,827
Total	56,455
Net Asset Value:
Class A - Redemption price per share	$13.56
Class B - Offering price per share (a)	$13.55
Class C - Offering price per share (a)	$13.56
Select Class (Offering and redemption price per share)	$13.59
Institutional Class (Offering and redemption price per share)	$13.58
Class A Maximum Public Offering Price Per Share (net asset value per share/94.75%)	$14.31
Cost of investments	$725,037
Market value of securities on loan	$12,917
Cost of foreign currency	$154
Premiums received from options written	$407

  (a)  Redemption price for Class B and Class C shares varies based on the length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund43

JPMorgan Diversified Fund

STATEMENTS OF
OPERATIONS  FOR THE SIX MONTHS ENDED JUNE 30, 2005

(Amounts in thousands)

INVESTMENT INCOME
Dividend income	$4,354
Dividend income from affiliates (c)	360
Interest income	5,104
Income from securities lending (net)	11
Foreign taxes withheld	(178)
Total investment income	9,651
EXPENSES
Investment advisory fees	1,852
Administration fees	386
Distribution fees	612
Shareholder servicing fees	633
Custodian and accounting fees	96
Interest expense	3
Professional fees	57
Trustees' fees	4
Printing and mailing costs	24
Registration and filing fees	6
Transfer agent fees	263
Other	1
Total expenses before waivers	3,937
Less amounts waived	(645)
Less earnings credits	(4)
Less reimbursement for legal matters	(1)
Net expenses	3,287
Net investment income (loss)	6,364
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS, WRITTEN OPTIONS, FUTURES, FOREIGN CURRENCY TRANSACTIONS AND SWAPS
Net realized gain (loss) on transactions from:
Investments	12,987
Options written	692
Futures	(122)
Foreign currency transactions	3
Swaps	883
Net realized gains (losses)	14,443
Change in net unrealized appreciation/depreciation of:
Investments	(21,693)
Options written	107
Futures	(12)
Foreign currency translations	256
Swaps	(287)
Net change in unrealized appreciation/depreciation	(21,629)
Net realized/unrealized gains (losses) on investments, written options, futures, foreign exchange transactions and swaps	(7,186)
Increase (decrease) in net assets resulting from operations	$(822)
(c) Includes reimbursements of investment advisory, administration and shareholder servicing fees:	$27

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund44

JPMorgan Diversified Fund

STATEMENTS OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Diversified Fund
	Six Months Ended 6/30/05	Year Ended 12/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,364	$7,884
Net realized gain (loss) on investments, written options, futures, foreign currency transactions; and swap transactions	14,443	43,032
Change in net unrealized appreciation/ depreciation of investments, written options, futures, foreign currency translations and swaps	(21,629)	(9,841)
Increase (decrease) in net assets from operations	(822)	41,075
DISTRIBUTIONS TO CLASS A SHAREHOLDERS
From net investment income	(1,283)	(640)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS
From net investment income	(992)	(113)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS
From net investment income	(39)	(6)
DISTRIBUTIONS TO SELECT CLASS SHAREHOLDERS
From net investment income	(1,525)	(2,447)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund45

JPMorgan Diversified Fund

STATEMENTS OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Diversified Fund
	Six Months Ended 6/30/05	Year Ended 12/31/04
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS
From net investment income	$(3,281)	$(5,289)
Total distributions to shareholders	(7,120)	(8,495)
CAPITAL SHARE TRANSACTIONS
Increase (decrease)	321,319	(61,526)
NET ASSETS
Total increase (decrease) in net assets	313,377	(28,946)
Beginning of period	452,793	481,739
End of period	$766,170	$452,793
Accumulated undistributed (distributions in excess of) net investment income	$(398)	$358

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund46

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Diversified Fund
	Six Months Ended 6/30/05	Year Ended 12/31/04
CAPITAL TRANSACTIONS
Class A Shares
Proceeds from shares issued	$15,759	$3,376
Net assets acquired in a tax-free reorganization (note 10)	115,144	-
Dividends reinvested	1,212	543
Cost of shares redeemed	(17,824)	(10,346)
Change in net assets from Class A capital transactions	$114,291	$(6,427)
Class B Shares
Proceeds from shares issued	$3,953	$1,442
Net assets acquired in a tax-free reorganization (note 10)	160,005	-
Dividends reinvested	943	101
Cost of shares redeemed	(24,383)	(3,311)
Change in net assets from Class B capital transactions	$140,518	$(1,768)
Class C Shares
Proceeds from shares issued	$509	$103
Net assets acquired in a tax-free reorganization (note 10)	5,797	-
Dividends reinvested	33	3
Cost of shares redeemed	(942)	(95)
Change in net assets from Class C capital transactions	$5,397	$11
Select Class Shares
Proceeds from shares issued	$13,541	$14,492
Net assets acquired in a tax-free reorganization (note 10)	26,208	-
Dividends reinvested	1,273	2,339
Cost of shares redeemed	(34,234)	(28,997)
Change in net assets from Select Class capital transactions	$6,788	$(12,166)
Institutional Class Shares
Proceeds from shares issued	$84,091	$100,776
Dividends reinvested	2,668	4,409
Cost of shares redeemed	(32,434)	(146,361)
Change in net assets from Institutional Class capital transactions	$54,325	$(41,176)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund47

JPMorgan Diversified Fund

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Diversified Fund
	Six Months Ended 6/30/05	Year Ended 12/31/04
SHARE TRANSACTIONS
Class A Shares
Issued	1,166	260
Shares issued in a tax-free reorganization (note 10)	8,425	-
Reinvested	90	41
Redeemed	(1,318)	(786)
Change in Class A capital Shares	8,363	(485)
Class B Shares
Issued	293	111
Shares issued in a tax-free reorganization (note 10)	11,714	-
Reinvested	70	8
Redeemed	(1,805)	(256)
Change in Class B capital Shares	10,272	(137)
Class C Shares
Issued	39	8
Shares issued in a tax-free reorganization (note 10)	424	-
Reinvested	2	- (a)
Redeemed	(70)	(7)
Change in Class C capital Shares	395	1
Select Class Shares
Issued	999	1,111
Shares issued in a tax-free reorganization (note 10)	1,915	-
Reinvested	94	177
Redeemed	(2,534)	(2,215)
Change in Select Class Shares	474	(927)
Institutional Class Shares
Issued	6,248	7,615
Reinvested	197	335
Redeemed	(2,442)	(11,081)
Change in Institutional Class Shares	4,003	(3,131)

(a) Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

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THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Diversified Fund49

JPMorgan Diversified Fund

FINANCIAL HIGHLIGHTS

Class A

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (a)
DIVERSIFIED FUND
Six Months Ended 6/30/05	$13.73	0.12	(d)	(0.17)	(0.05)	(0.12)	(0.12)	$13.56	(0.34%)
Year Ended 12/31/04	$12.79	0.17	(d)	0.96	1.13	0.19	0.19	$13.73	8.94%
3/24/03(e) Through 12/31/03	$10.77	0.09	(d)	2.06	2.15	0.13	0.13	$12.79	20.00%

  (a)  Not annualized for periods less than one year

  (b)  Annualized for periods less than one year

  (c)  Effective February 19, 2005, the contractual expense limitation percentage is 1.14%.

  (d)  Calculated based upon average shares outstanding

  (e)  Commencement of offering of class of shares

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund50

SEMI-ANNUAL REPORT JUNE 30

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets:
	Net assets end of period (million's)	Net expenses (b)		Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (b)	Portfolio turnover rate (a)
DIVERSIFIED FUND
Six Months Ended 6/30/05	$155	1.14	%(c)	1.77%	1.32%	109%
Year Ended 12/31/04	$43	1.25%		1.32%	1.63%	242%
3/24/03(e) Through 12/31/03	$46	1.25%		1.04%	1.70%	210%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund51

JPMorgan Diversified Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

Class B

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return (a)
DIVERSIFIED FUND
Six Months Ended 6/30/05	$13.72	0.09	(d)	(0.17)	(0.08)	(0.09)	(0.09)	$13.55	(0.59%)
Year Ended 12/31/04	$12.79	0.08	(d)	0.96	1.04	0.11	0.11	$13.72	8.16%
3/24/03(e) Through 12/31/03	$10.77	0.03	(d)	2.06	2.09	0.07	0.07	$12.79	19.42%

  (a)  Not annualized for periods less than one year

  (b)  Annualized for periods less than one year

  (c)  Effective February 19, 2005, the contractual expense limitation percentage is 1.65%.

  (d)  Calculated based upon average shares outstanding

  (e)  Commencement of offering of class of shares

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund52

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets:
	Net assets end of period (million's)	Net expenses (b)		Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (b)	Portfolio turnover rate (a)
DIVERSIFIED FUND
Six Months Ended 6/30/05	$153	1.65	%(c)	1.30%	1.80%	109%
Year Ended 12/31/04	$14	1.93%		0.63%	2.13%	242%
3/24/03(e) Through 12/31/03	$14	1.93%		0.35%	2.20%	210%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund53

JPMorgan Diversified Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

Class C

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return (a)
DIVERSIFIED FUND
Six Months Ended 6/30/05	$13.72	0.09	(d)	(0.16)	(0.07)	(0.09)	(0.09)	$13.56	(0.58%)
Year Ended 12/31/04	$12.80	0.08	(d)	0.95	1.03	0.11	0.11	$13.72	8.10%
3/24/03(e) Through 12/31/03	$10.77	0.03	(d)	2.07	2.10	0.07	0.07	$12.80	19.48%

  (a)  Not annualized for periods less than one year

  (b)  Annualized for periods less than one year

  (c)  Effective February 19, 2005, the contractual expense limitation percentage is 1.65%.

  (d)  Calculated based upon average shares outstanding

  (e)  Commencement of offering of class of shares

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund54

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets:
	Net assets end of period (million's)	Net expenses (b)		Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (b)	Portfolio turnover rate (a)
DIVERSIFIED FUND
Six Months Ended 6/30/05	$6	1.65	%(c)	1.29%	1.80%	109%
Year Ended 12/31/04	$1	1.93%		0.65%	2.13%	242%
3/24/03(e) Through 12/31/03	$1	1.93%		0.36%	2.20%	210%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund55

JPMorgan Diversified Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

Select Class

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return(a)
DIVERSIFIED FUND(c)
Six Months Ended 6/30/05	$13.75	0.13	(e)	(0.15)	(0.02)	(0.14)	-	(0.14)	$13.59	(0.15%)
Year Ended 12/31/04	$12.81	0.22	(e)	0.96	1.18	0.24	-	0.24	$13.75	9.28%
Year Ended 12/31/03	$10.76	0.16	(e)	2.07	2.23	0.18	-	0.18	$12.81	20.90%
Year Ended 12/31/02	$12.65	0.20	(e)	(1.87)	(1.67)	0.22	-	0.22	$10.76	(13.22%)
7/1/01 to 12/31/01(f)	$13.36	0.13	(e)	(0.52)	(0.39)	0.32	-	0.32	$12.65	(2.90%)
Year Ended 6/30/01	$15.15	0.35		(1.41)	(1.06)	0.35	0.38	0.73	$13.36	(7.01%)
Year Ended 6/30/00	$14.92	0.33		0.63	0.96	0.24	0.49	0.73	$15.15	6.61%

  (a)  Not annualized for periods less than one year

  (b)  Annualized for periods less than one year

  (c)  Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization. Prior periods have been restated to reflect the split

  (d)  Effective February 19, 2005, the contractual expense limitation percentage is 0.89%.

  (e)  Calculated based upon average shares outstanding

  (f)  The Fund changed its fiscal year end from 6/30 to 12/31

  (g)  Prior to September 10, 2001, DF invested all of its investable assets in The Diversified Portfolio ("DP"). The Portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DP.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund56

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets:
	Net assets end of period (million's)	Net expenses (b)		Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (b)	Portfolio turnover rate (a)
DIVERSIFIED FUND(c)
Six Months Ended 6/30/05	$142	0.89	%(d)	1.93%	1.04%	109%
Year Ended 12/31/04	$137	0.91%		1.65%	1.11%	242%
Year Ended 12/31/03	$140	0.91%		1.42%	1.09%	210%
Year Ended 12/31/02	$270	0.91%		1.72%	1.08%	232%
7/1/01 to 12/31/01(f)	$343	0.93%		1.96%	1.03%	107	%(g)
Year Ended 6/30/01	$360	0.98%		2.42%	1.01%	185	%(g)
Year Ended 6/30/00	$359	0.96%		2.19%	0.98%	217	%(g)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund57

JPMorgan Diversified Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

Institutional Class

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (a)
DIVERSIFIED FUND
Six Months Ended 6/30/05	$13.74	0.15	(d)	(0.16)	(0.01)	(0.15)	-	(0.15)	$13.58	(0.03%)
Year Ended 12/31/04	$12.80	0.25	(d)	0.96	1.21	0.27	-	0.27	$13.74	9.55%
Year Ended 12/31/03	$10.76	0.19	(d)	2.07	2.26	0.22	-	0.22	$12.80	21.20%
Year Ended 12/31/02	$12.65	0.25	(d)	(1.89)	(1.64)	0.25	-	0.25	$10.76	(13.00%)
7/1/01 to 12/31/01(e)	$13.20	0.14	(d)	(0.50)	(0.36)	0.19	-	0.19	$12.65	(2.71%)
Year Ended 6/30/01	$14.93	0.39		(1.38)	(0.99)	0.38	0.36	0.74	$13.20	(6.69%)
Year Ended 6/30/00	$14.69	0.38		0.61	0.99	0.27	0.48	0.75	$14.93	6.88%

  (a)  Not annualized for periods less than one year

  (b)  Annualized for periods less than one year

  (c)  Effective February 19, 2005, the contractual expense limitation percentage is 0.65%.

  (d)  Calculated based upon average shares outstanding

  (e)  The Fund changed its fiscal year end from 6/30 to 12/31

  (f)  Prior to September 10, 2001, DF invested all of its investable assets in The Diversified Portfolio ("DP"). The Portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DP.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund58

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets:
	Net assets end of period (million's)	Net expenses (b)		Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (b)	Portfolio turnover rate (a)
DIVERSIFIED FUND
Six Months Ended 6/30/05	$310	0.65	%(c)	2.16%	0.89%	109%
Year Ended 12/31/04	$259	0.65%		1.90%	0.94%	242%
Year Ended 12/31/03	$281	0.65%		1.68%	0.93%	210%
Year Ended 12/31/02	$255	0.65%		1.98%	0.91%	232%
7/1/01 to 12/31/01(e)	$505	0.65%		2.21%	0.87%	107	%(f)
Year Ended 6/30/01	$582	0.65%		2.75%	0.83%	185	%(f)
Year Ended 6/30/00	$622	0.65%		2.48%	0.80%	217	%(f)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Diversified Fund59

JPMorgan Diversified Fund

NOTES TO FINANCIAL
STATEMENTS

1. Organization

JPMorgan Trust I ("JPM I") (the "Trust") was organized on November 5, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company.

The following is a separate fund (the "Fund") of the Trust covered by this report:

CLASSES OFFERED
Diversified Fund	Class A, Class B, Class C, Select Class and Institutional Class

Prior to February 19 2005, the Fund was a separate series of J.P. Morgan Institutional Funds ("JPMIF"). On August 19, 2004, the Boards of Trustees of the then existing Trust approved Agreements and Plans of Reorganization regarding the reorganization of each series of the respective Trust into a corresponding series of J.P. Morgan Mutual Fund Series ("JPMMFS").

At a special meeting of shareholders of the Fund held on January 20, 2005, (and adjourned and reconvened on February 3, 2005), shareholders of the Fund approved the Agreement and Plan of Reorganization with respect to the Fund. Effective after the close of business on February 18, 2005, pursuant to the Agreement and Plan of Reorganization, the Fund was reorganized, by means of a tax-free reorganization, as a separate series of JPMMFS.

Additionally, the shareholders of JPMMFS approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of JPMMFS as a corresponding series of JPMorgan Trust I, including those series of JPMMFS such as the Fund which became a series of JPMMFS as of February 18, 2005. Therefore, after the close of business on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, the Fund was reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPMorgan Trust I.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Select Class and Institutional Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Fund's prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments - Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market

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2005

NOTES TO FINANCIAL
STATEMENTS

System equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the fund will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Fund applies fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Fund's advisor determines that use of another valuation methodology is appropriate. The pricing services uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset value.

B. Restricted and Illiquid Securities - The Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

C. Repurchase Agreements - The Fund may enter into repurchase agreement transactions with institutions that meet the Advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

D. Futures Contracts - The Fund may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S.

JPMorgan Diversified Fund61

JPMorgan Diversified Fund

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Fund realizes a gain or loss.

Index Futures contracts are used to control the asset mix of the portfolio of the Fund in the most efficient manner, allowing the Fund to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying the stocks directly. The Fund may invest in exchange-traded futures for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2005, the Fund had outstanding futures contracts as listed on its Schedule of Portfolio Investments.

E. Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices of such currencies against the U.S. dollar as quoted by a major bank. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the periods, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

F. Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Fund's exposure to foreign currency exchange fluctuations. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until

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2005

NOTES TO FINANCIAL
STATEMENTS

the contract settlement date. When the forward contract is closed, or the delivery of the currency exchange is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund is subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of June 30, 2005, the Fund had outstanding forward foreign currency exchange contracts as listed on its Schedule of Portfolio Investments.

G. Written Options - When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written. If a call option is exercised, the premium is added to the proceeds from the sale of underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

The Fund writes options on securities, futures and interest rate swaps ("swaptions"). These options are settled for cash and subject the Fund to unlimited risk of loss. The Fund, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of June 30, 2005, the Fund had written options contracts outstanding as listed on its Schedule of Portfolio Investments.

Transactions in options written during the period ended June 30, 2005, were as follows (amounts in thousands, except number of units):

	Number of Units	Premiums Received
Options outstanding at December 31, 2004	(102)	$33
Options written	(200,302,448)	2,263
Options terminated in closing purchase transactions	154,702,484	(1,889)
Options outstanding at June 30, 2005	(45,600,066)	$407

H. Swaps - The Fund may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

The Fund may also engage in credit default contracts which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default or bankruptcy). Under the terms of the contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term

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(CONTINUED)

of the contract. The Fund may enter into credit default contracts in which it or their counterparties act as guarantors. By acting as the guarantor of the contract, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps in the accompanying Statement of Operations. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contracts.

As of June 30, 2005, the Fund had outstanding swap agreements as listed on its Schedule of Portfolio Investments.

I. Commitments - The Fund may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risks exist on these commitments to the extent of any difference between the sales price and current market value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

J. Dollar Rolls - The Fund may enter into dollar rolls, principally using To Be Announced (TBA) securities, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Fund accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The Fund had TBA Dollar Rolls outstanding as of June 30, 2005, which are included in Receivable for Investment securities sold and Payable for Investment securities purchased on the Statement of Assets and Liabilities. The Fund segregates assets with a current value at least equal to the amount of its TBA Dollar Rolls.

K. Securities Lending - To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or its instrumentalities ("U.S. government securities"). JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Fund, serves as lending agent to the Fund pursuant to a Securities Lending Agreement approved by the Board of Trustees (the "Securities Lending Agreement"). The Securities Lending Agreement was effective with respect to the Fund on October 15, 2002 and amended and restated on May 13, 2005.

Under the Securities Lending Agreement, JPMCB acting as agent for the Fund loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Fund

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2005

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STATEMENTS

retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the lending agent on behalf of the Fund. The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included in the Statement of Operations as income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to (i) 0.05% (0.06% prior to January 31, 2005, calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under the Lending Agreement; and (ii) 0.10% (0.1142 prior to January 31, 2005), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S. Securities outstanding during a given month under the Lending Agreement.

As of June 30, 2005, the Fund had securities with the following market values on loan and for the period then ended, the Fund paid the following amounts to related party affiliates (amounts in thousands):

	Lending Agent Fees Paid	Market Value of Collateral*	Market Value of Loaned Securities
Diversified Fund	$3	$13,179	$12,917
* Includes securities and cash collateral.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Fund for losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

L. Security Transactions and Investment Income - Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Fund first learns of the dividend.

M. Allocation of Income and Expenses - In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to the Fund are charged directly to the Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears

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STATEMENTS

(CONTINUED)

expenses related specifically to that class, such as distribution and shareholder servicing fees.

N. Federal Income Taxes - The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

O. Foreign Taxes - The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

P. Dividends and Distributions to Shareholders - Dividends from net investment income are generally declared and paid quarterly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. The fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee - Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. (the "Advisor") acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Fund's average daily net assets at an annual fee of 0.55%.

The Fund may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administrative and shareholder servicing fees are waived and/or reimbursed from the Fund in an amount sufficient to offset any doubling up of these fees related to the Fund's investment in an affiliated money market fund. The Advisor waived advisory fees as outlined in note 3.F.

B. Administration Fee - Effective February 19, 2005, pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. ("JPMFM," the "Administrator"), an indirect, wholly-owned subsidiary of JPMorgan, began providing certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding the money market funds; Investor Balanced Fund, Investor Conservative Growth Fund, Investor Growth Fund and Investor Growth & Income Fund) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

Prior to February 19, 2005, JPMorgan Chase Bank, N.A. ("JPMCB") served as the Fund's Administrator subject to the same fee agreements.

JPMCB and the Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.F.

Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS"), a wholly owned subsidiary of JPMorgan, began serving as the Fund's sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees

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2005

NOTES TO FINANCIAL
STATEMENTS

payable to JPMFM as Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Fund's sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to JPMFM or JPMCB as Administrator.

C. Distribution Fees - Effective February 19, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. ("Distributor"), a wholly-owned subsidiary of JPMorgan, began serving as the Trust's exclusive underwriter and promotes and arranges for the sale of the Fund's shares.

Prior to February 19, 2005, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly-owned subsidiary of The BISYS Group, Inc., served as the Fund's exclusive underwriter. JPMFD received no compensation in its capacity as the Fund's underwriter.

The Trustees have adopted a Distribution Plan (the "Distribution Plan") for Class A, B, and C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

CLASS
Class A	0.25%
Class B	0.75%
Class C	0.75%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A shares and the contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares and certain Class A shares for which front-end sales charges have been waived. For the period February 19, 2005 to June 30, 2005, the Distributor received the following amounts (in thousands):

	12b-1	Front-end Sales Charges	CDSC
Diversified Fund	$583	$53	$92

D. Shareholder Servicing Fees - Effective February 19, 2005, the Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides account administration and personal account maintenance services to the shareholders. For performing these

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(CONTINUED)

services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

CLASS
Class A	0.25%
Class B	0.25%
Class C	0.25%
Select Class	0.25%
Institutional Class	0.10%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such financial intermediaries for performing such services.

Prior to February 19, 2005, JPMCB served as the Fund's Shareholder Servicing Agent. JPMCB was subject to the fee rates disclosed in the previous table.

JPMCB and the Distributor waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Fund Accounting Fees - JPMCB provides portfolio custody and fund accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and fund accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

F. Waivers and Reimbursements - The Advisor, Administrator and Distributor have contractually agreed to waive fees or reimburse the Fund to the extent that total operating expenses (excluding interest, taxes and extraordinary expenses) exceed the percentages of the Fund's average daily net assets as shown in the table below (%):

	Effective February 19, 2005	Prior to February 19, 2005
CLASS
Class A	1.14%	1.25%
Class B	1.65%	1.93%
Class C	1.65%	1.93%
Select Class	0.89%	0.98%
Institutional Class	0.65%	0.65%

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2005

NOTES TO FINANCIAL
STATEMENTS

The contractual expense limitation agreements were in effect for the six months ended June 30, 2005. The expense limitation percentages in the table on the previous page are due to expire April 30, 2006.

For the six months ended June 30, 2005, the Fund's service provider waived fees and contractually reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expects the Fund to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Diversified Fund	$331	$151	$163	$645

G. Other - Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Fund for serving in their respective roles.

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various Funds until distribution in accordance with the Plan.

During the period, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party brokers/ dealers. For the period ended June 30, 2005, the Fund incurred less than $1,000 as brokerage commissions to brokers/ dealers affiliated with JPMorgan.

The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Class Specific Expenses

The Fund's class specific expenses for the six months ended June 30, 2005 are as follows (amounts in thousands):

	Distribution	Shareholder Servicing	Transfer Agent*
Diversified Fund
Class A	$152	$152	$17
Class B	443	147	5
Class C	17	6	-	(a)
Select Class	-	189	5
Institutional Class	-	139	1

  *  Effective February 19, 2005, the Fund no longer bears class specific charges relating to Transfer Agent fees. The amount in the table above relate to the fees charged to each specific class prior to February 19, 2005.

  (a)  Amount rounds to less than one thousand.

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(CONTINUED)

5. Investment Transactions

For the six months ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases	Sales	Purchases (excluding U.S Government)	Sales (excluding U.S. Government)
Diversified Fund	$1,062,844	$756,519	$984,679	$691,284

6. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows (amounts in thousands):

	Aggregage Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Diversified Fund	$725,037	$108,258	$(8,487)	$99,771

7. Borrowings

Effective February 19, 2005, the Fund began relying upon an exemptive order ("Order") permitting the establishment and operation of an Interfund Lending Facility ("Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (formerly One Group Mutual Funds) and may be relied upon by the Fund because it is an investment company in the same "group of investment companies" (as defined in Section 12(d)(1)(G) of the Investment Company Act of 1940).

In addition, effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

Prior to February 18, 2005, the Fund was allowed to borrow money for temporary or emergency purposes, pursuant to a Line of Credit dated April 17, 2003. This agreement enabled the Fund to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and a syndicate of banks, which permitted borrowings up to $250 million, collectively. Interest was charged to the Fund based on its borrowings

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2005

NOTES TO FINANCIAL
STATEMENTS

at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Fund also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Fund. This agreement was terminated as of February 18, 2005.

As of June 30, 2005, the Fund had no outstanding borrowings from the unsecured, uncommitted credit facility.

8. Concentrations and Indemnifications

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

As of June 30, 2005, a portion of the Fund's net assets consist of securities of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

The ability of the issuers of asset-backed and mortgage-backed debt securities, along with counterparties to swap and option agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

The Fund is subject to the risk that should the Fund decide to sell asset-backed and mortgage-backed securities when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

From time to time, the Fund may have a concentration of several shareholders which may be related parties, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

9. Legal Matters

On July 1, 2004, Bank One Corporation, the former corporate parent of One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation ("BOIA"), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, One Group Dealer Services, One Group Administrative Services and BOIA (renamed JPMorgan Investment Advisors Inc. effective February 19, 2005) became affiliates of both JPMIM and JPMCB. JPMDS (formerly One Group Dealer Services,Inc.) ("JPMDS") and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an

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STATEMENTS

(CONTINUED)

aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five-year period commencing September 2004. In addition, BOIA has agreed to undertakings relating to and has commenced implementation of among other things, governance and compliance initiatives.

In addition to the matters involving the SEC and NYAG, various lawsuits have been filed against BOIA, certain current trustees of the Trust(s) and certain former trustees of One Group Mutual Funds and various affiliates of BOIA, including JPMDS. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above. These actions seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of certain current trustees of the Trust(s) and certain former trustees of One Group Mutual Funds, removal of the One Group Mutual Funds' investment advisors (e.g., BOIA) and distributor (i.e., JPMDS), rescission of the distribution and service plans adopted under Rule 12b-1 of the Investment Company Act of 1940, and attorneys' fees. These lawsuits are ongoing and, accordingly, an estimate of the financial impact of these actions cannot currently be made.

On April 11, 2005, the West Virginia Attorney General filed a lawsuit against the Advisor, among others, in West Virginia state court. The complaint focuses on conduct characterized as market timing and primarily alleges violations of West Virginia state laws prohibiting unfair trade practices. This lawsuit has been conditionally transferred to the same Maryland court referred to above. Factual allegations in the West Virginia lawsuit are essentially the same as those in the NYAG agreement.

Any Fund identified in this report as having acquired the assets of a former One Group Mutual Fund or that was acquired by a former One Group Mutual Fund will be reimbursed for all costs associated with these matters to ensure that the Fund or its successor incurs no expenses as it relates to the matters described above. A portion of these reimbursements may be from related parties.

10. Business Combinations

On August 19, 2004, the Board of Trustees of the Trust then existing, and on August 12, 2004, the Board of Trustees of the One Group Mutual Funds, each approved management's proposal to merge One Group Balanced Fund (the "Target Fund") into JPMorgan Diversified Fund (the "Acquiring Fund").

After shareholder approval was obtained, the merger was effective after the close of business February 18, 2005. The Acquiring Fund acquired all of the assets and liabilities of the corresponding Target Fund as shown in the table below. The merger transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to the Agreement and Plan of Reorganization, shareholders of the Target Fund received a number of shares of the corresponding class in the corresponding Acquiring Fund with a value equal to their holdings in the Target Fund as of the close of business on date of the reorganization.

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2005

NOTES TO FINANCIAL
STATEMENTS

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation immediately before and after the reorganization (amounts in thousands, except per share amounts):

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation
TARGET FUND
One Group Balanced Fund				$35,804
Class A	8,893	$115,144	$12.95
Class B	12,300	$160,005	$13.01
Class C	446	$5,797	$12.99
Institutional Class	2,026	$26,208	$12.94
ACQUIRING FUND
JPMorgan Diversified Fund				$78,869
Class A	3,093	$42,273	$13.67
Class B	965	$13,173	$13.66
Class C	55	$745	$13.66
Select Class	10,242	$140,208	$13.69
Institutional Class	18,978	$259,640	$13.68
POST REORGANIZATION
JPMorgan Diversified Fund				$114,673
Class A	11,518	$157,417	$13.67
Class B	12,679	$173,178	$13.66
Class C	479	$6,542	$13.66
Select Class	12,157	$166,416	$13.69
Institutional Class	18,978	$259,640	$13.68

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JPMorgan Diversified Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees
and Shareholders of JPMorgan Diversified Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Diversified Fund (one of the Series constituting JPMorgan Trust I, hereafter referred to as the "Fund") at June 30, 2005, the results of its operations for the six months then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 24, 2005

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JPMorgan Diversified Fund

TRUSTEES (UNAUDITED)

Name (Year of Birth); Positions With the Trust (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)		Other Directorships Held Outside Fund Complex
Independent Trustees

William J. Armstrong (1941); Trustee since 2005; Trustee of heritage JPMorgan funds since 1987.	Retired; Vice President & Treasurer of Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	114		None.

Roland R. Eppley, Jr. (1932); Trustee since 2005; Trustee of heritage JPMorgan funds since 1989.	Retired; President & Chief Executive Officer, Eastern Sales Bankcard (1971-1988).	114		Director, Janel Hydro, Inc. (automotive) (1993-present).

John F. Finn (1947); Trustee of Trust since 2005. Trustee of heritage One Group Funds since 1998.	President and Chief Executive Officer of Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979-present).	113	*	Director, Cardinal Health, Inc (CAH) (1994-present).

Dr. Matthew Goldstein (1941); Trustee since 2005; Trustee of heritage JPMorgan funds since 2003.	Chancellor of the City University of New York (1999–present); President, Adelphi University (New York) (1998-1999).	114		Trustee of Bronx-Lebanon Hospital Center (1992-present); Director of New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000-present); Director of Lincoln Center Institute for the Arts in Education (1999-present).

Robert J. Higgins (1945); Trustee since 2005; Trustee of heritage JPMorgan funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President - Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	114		Director of Providian Financial Corp. (banking) (2002-present).

Peter C. Marshall (1942); Trustee since 2005. Trustee of heritage One Group Funds since 1985.	Self-employed business consultant (2002-present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000-2002); President, DCI Marketing, Inc. (1992-2000).	113	*	None.

Marilyn McCoy (1948); Trustee since 2005. Trustee of heritage One Group Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	113	*	Director, Mather LifeWays (1994-present); Director, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985- 2001).	114		Director of Radio Shack Corporation (electronics) (1987-present); Director of The National Football Foundation and College Hall of Fame (1994-present); Trustee of the Berklee College of Music (1998-present); Trustee of the Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee since 2005. Trustee of heritage One Group Funds since 1997.	President, Carleton College (2002-present); President, Kenyon College (1995-2002).	113	*	Director, American University in Cairo.

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JPMorgan Diversified Fund

TRUSTEES (UNAUDITED)

Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)		Other Directorships Held Outside Fund Complex
Independent Trustees (continued)

Fergus Reid, III (1932); Trustee (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan funds since 1987.	Chairman of Lumelite Corporation (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer of Lumelite Corporation (1985-2002).	114		Trustee of Morgan Stanley Funds (209 portfolios) (1995-present).

Frederick W. Ruebeck (1939); Trustee since 2005. Trustee of heritage One Group Funds since 1990.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2002-present); Investment Officer, Wabash College (2004-present); self-employed consultant (January 2000-present); Director of Investments, Eli Lilly and Company (1988-1999).	113	*	Director, AMS Group (2001-present); Director, Wabash College (1988-present); Trustee, Seabury-Western Theological Seminary (1993-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee since 2005; Trustee of heritage JPMorgan funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	114		None.

Interested Trustee

Leonard M. Spalding, Jr.** (1935); Trustee since 2005; Trustee of heritage JPMorgan funds since 1998.	Retired; Chief Executive Officer of Chase Mutual Funds (investment company) (1989-1998); President & Chief Executive Officer of Vista Capital Management (investment management) (1990-1998); Chief Investment Executive of Chase Manhattan Private Bank (investment management) (1990-1998).	114		None.

  (1)  A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves includes nine registered investment companies (114 funds) as of August 29, 2005.

  *  This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.

  **  Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMorgan Diversified Fund76

JPMorgan Diversified Fund

OFFICERS (UNAUDITED)

Name (Year of Birth), Positions Held With the Fund (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)	Managing Director of JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President (2005)*	Director and Vice President of JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was Vice President of Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2005)	Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration - Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial's asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005;Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004-2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*	Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc).

Ellen W. O'Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O'Brien has served in this capacity since joining the firm in 1991.

Suzanne E. Cioffi (1967), Assistant Treasurer (2005)	Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

Christopher D. Walsh (1965), Assistant Treasurer (2005)	Vice President, JPMorgan Funds Management, Inc. Mr. Walsh has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual Fund Administration at Prudential Investments from 1996 to 2000.

JPMorgan Diversified Fund77

JPMorgan Diversified Fund

OFFICERS (CONTINUED) (UNAUDITED)

Name (Year of Birth), Positions Held With the Fund (Since)	Principal Occupations During Past 5 Years
Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

  *  The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

  **  The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA 02108.

JPMorgan Diversified Fund78

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF SHAREHOLDER EXPENSES (UNAUDITED)

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

JPMorgan Diversified Fund79

JPMorgan Diversified Fund

SCHEDULE OF SHAREHOLDER EXPENSES (UNAUDITED)

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

	Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period January 1, to June 30, 2005	Annualized Expense Ratio
DIVERSIFIED FUND
Class A
Actual	$1,000	$996.60	$5.64	1.14%
Hypothetical	$1,000	$1,019.14	$5.71	1.14%
Class B
Actual	$1,000	$994.10	$8.16	1.65%
Hypothetical	$1,000	$1,016.61	$8.25	1.65%
Class C
Actual	$1,000	$994.20	$8.16	1.65%
Hypothetical	$1,000	$1,016.61	$8.25	1.65%
Select Class
Actual	$1,000	$997.80	$4.41	0.89%
Hypothetical	$1,000	$1,020.38	$4.46	0.89%
Institutional Class
Actual	$1,000	$999.70	$3.22	0.65%
Hypothetical	$1,000	$1,021.57	$3.26	0.65%

JPMorgan Diversified Fund80

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Service Center at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Funds' website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PRSRT STD

U.S. POSTAGE

PAID

PERMIT 2891

KANSAS CITY, MO

SAN-DF-605

JPMorgan Funds Fulfillment Center
6112 W. 73rd Street
Bedford Park, IL 60638

© J.P. Morgan Chase & Co., 2005 All rights reserved. August 2005.

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for  purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory,  or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph  (a)(1)(ii) of this Item, it must explain why it does not have an  audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

 (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

 Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of  Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b))

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

J.P. Morgan Investors Services Co. began serving as the sub-administrator and, in such capacity, assisted with financial reporting for the period covered by this report. (JPMorgan Funds Management, Inc. (formerly known as One Group Administrative Services, Inc.) began serving as the Registrant’s Administrator effective February 19, 2005.) The Administrator and sub-administrator prepare financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ George C.W. Gatch
George C.W. Gatch
President and Principal Executive Officer
September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C.W. Gatch
George C.W. Gatch
President and Principal Executive Officer
September 7, 2005

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
Treasurer and Principal Financial Officer
September 7, 2005